NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

To

Contract Owners

December 31, 2025

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account 4:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide Variable Account 4 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 1 (AMVM1)

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class I (CVN1II)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

Columbia Funds Variable Series Trust II - CTIVP® - Principal Large Cap Growth Fund: Class 1 (CLVLG1)1

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)

Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)

Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)1

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Service Class 2 (FAM2)1

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products - International Capital Appreciation Portfolio: Initial Class (FICAP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)

Fidelity Variable Insurance Products - Value Portfolio: Initial Class (FVP)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

HARTFORD MUTUAL FUNDS (THE)

Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA (HTDEIA)

Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA (HTIOIA)

Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA (HTMCIA)

INVESCO INVESTMENTS

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco V.I. International Growth Fund: Series I (OVIG)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class (LJPCBT)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class (LJPUES)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class (MV2CBI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)1

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class II (NCPG2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class II (NCPGI2)1

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II (NVCBD2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II (NVCCA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II (NVCCN2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II (NVCMA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II (NVCMC2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II (NVCMD2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II (NVCRA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II (NVCRB2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z (NVMIVZ)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)1

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)1

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II (TRF2)1

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Emerging Markets Series: Standard Class (DWVEMD)1

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)1

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Standard Class (DWVSVT)1

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)1

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

New York Life Investments VP Funds Trust - NYLI VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)

New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class (MNVFRI)

New York Life Investments VP Funds Trust - NYLI VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)

PGIM INVESTMENTS

Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I (PSHYBI)

Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)

PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)

Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)

Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)

Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)

Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)

Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)

PROFUNDS

ProFunds - ProFund VP Asia 30 (PROA30)

ProFunds - ProFund Access VP High Yield (PROAHY)

ProFunds - ProFund VP Biotechnology (PROBIO)

ProFunds - ProFund VP Bull (PROBL)

ProFunds - ProFund VP Materials (PROBM)

ProFunds - ProFund VP Banks (PROBNK)

ProFunds - ProFund VP Bear (PROBR)

ProFunds - ProFund VP Consumer Staples (PROCG)

ProFunds - ProFund VP Consumer Discretionary (PROCS)

ProFunds - ProFund VP Europe 30 (PROE30)

ProFunds - ProFund VP Emerging Markets (PROEM)

ProFunds - ProFund VP Financials (PROFIN)

ProFunds - ProFund VP U.S. Government Plus (PROGVP)

ProFunds - ProFund VP Health Care (PROHC)

ProFunds - ProFund VP Industrials (PROIND)

ProFunds - ProFund VP International (PROINT)

ProFunds - ProFund VP Japan (PROJP)

ProFunds - ProFund VP Nasdaq-100 (PRON)

ProFunds - ProFund VP Internet (PRONET)

ProFunds - ProFund VP Energy (PROOG)

ProFunds - ProFund VP Pharmaceuticals (PROPHR)

ProFunds - ProFund VP Precious Metals (PROPM)

ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)

ProFunds - ProFund VP Semiconductor (PROSCN)

ProFunds - ProFund VP Short Emerging Markets (PROSEM)

ProFunds - ProFund VP Short International (PROSIN)

ProFunds - ProFund VP Short Nasdaq-100 (PROSN)

ProFunds - ProFund VP Technology (PROTEC)

ProFunds - ProFund VP Communication Services (PROTEL)

ProFunds - ProFund VP UltraNasdaq-100 (PROUN)

ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)

ProFunds - ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II (PIHYB2)1

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class I (PIVFI)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from February 16, 2024 (inception) to December 31, 2024.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock International Index V.I. Fund: Class I (BRVIII)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 6, 2024 (inception) to December 31, 2024.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 8, 2024 (inception) to December 31, 2024.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from June 5, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from June 13, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from June 20, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 9, 2024 (inception) to December 31, 2024.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 11, 2024 (inception) to December 31, 2024.

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from August 22, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from August 26, 2024 (inception) to December 31, 2024.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from September 24, 2024 (inception) to December 31, 2024.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from December 9, 2024 (inception) to December 31, 2024.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period February 6, 2025 (inception) to December 31, 2025.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class (LACUST)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period February 21, 2025 (inception) to December 31, 2025.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares (GVMMI)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period February 28, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P (NVCBDP)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period March 17, 2025 (inception) to December 31, 2025.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period March 20, 2025 (inception) to December 31, 2025.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class (LACIST)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period March 28, 2025 (inception) to December 31, 2025.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class (LACIPT)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 23, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period June 3, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period August 7, 2025 (inception) to December 31, 2025.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period October 8, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

(1) See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
ALVBWB	63,123	$641,083	$620,495	$—	$620,495	$4	$620,491	$620,491	$—	$620,491
ALVGIA	33,598	1,066,097	1,066,387	—	1,066,387	2	1,066,385	1,066,385	—	1,066,385
ALVIVB	34,054	658,963	708,996	—	708,996	8	708,988	708,988	—	708,988
ALVPGB	44,694	3,534,333	3,641,691	—	3,641,691	8	3,641,683	3,641,683	—	3,641,683
ALVSVA	11,750	203,409	194,925	—	194,925	1	194,924	194,924	—	194,924
ALVSVB	13,250	215,823	215,837	—	215,837	—	215,837	215,837	—	215,837
ALCAI2	6,836	870,755	880,804	—	880,804	2	880,802	880,802	—	880,802
WFVSG1	109,672	962,963	1,135,106	—	1,135,106	1	1,135,105	1,135,105	—	1,135,105
AAEIP3	352,364	4,288,333	4,429,215	—	4,429,215	112	4,429,103	4,429,103	—	4,429,103
ARLPE3	90,095	1,199,591	1,115,381	—	1,115,381	28	1,115,353	1,115,353	—	1,115,353
AFGC	188,499	1,878,196	1,866,139	—	1,866,139	2	1,866,137	1,866,137	—	1,866,137
AFGF	50,889	5,566,383	7,178,387	—	7,178,387	1	7,178,386	7,178,386	—	7,178,386
AMVBA1	451,180	4,316,821	4,295,232	—	4,295,232	2	4,295,230	4,295,230	—	4,295,230
AMVBC4	3,437,080	51,487,047	60,320,750	—	60,320,750	30	60,320,720	60,320,720	—	60,320,720
AMVCB4	1,712,840	20,493,250	24,767,668	—	24,767,668	43	24,767,625	24,767,625	—	24,767,625
AMVGL4	152,658	2,026,791	2,146,376	—	2,146,376	5	2,146,371	2,146,371	—	2,146,371
AMVGS4	319,313	5,290,038	6,057,369	—	6,057,369	29	6,057,340	6,057,340	—	6,057,340
AMVGV2	475,348	4,697,497	4,639,399	—	4,639,399	11	4,639,388	4,639,388	—	4,639,388
AMVHI4	299,310	3,098,842	3,073,918	—	3,073,918	8	3,073,910	3,073,910	—	3,073,910
AMVI4	446,270	8,046,057	9,742,071	—	9,742,071	17	9,742,054	9,742,054	—	9,742,054
AMVIG1	1,287	12,440	17,361	—	17,361	1	17,360	17,360	—	17,360
AMVM1	99,700	951,572	943,163	—	943,163	2	943,161	943,161	—	943,161
AMVNW1	81,002	2,128,783	2,630,140	—	2,630,140	2	2,630,138	2,630,138	—	2,630,138
AMVNW4	714,658	18,254,494	22,661,792	—	22,661,792	23	22,661,769	22,661,769	—	22,661,769
BRVDA3	486,130	6,894,730	7,150,979	—	7,150,979	27	7,150,952	7,150,952	—	7,150,952
BRVED3	4	43	43	—	43	43	—	—	—	—
BRVEDI	556,971	6,308,008	6,405,164	—	6,405,164	3	6,405,161	6,405,161	—	6,405,161
BRVHY3	2,264,937	15,457,553	15,945,156	82,001	16,027,157	—	16,027,157	16,027,157	—	16,027,157
BRVHYI	515,854	3,541,446	3,631,611	18,934	3,650,545	—	3,650,545	3,650,545	—	3,650,545
BRVIII	145,220	1,700,874	1,895,116	—	1,895,116	1	1,895,115	1,895,115	—	1,895,115
BRVMMI	78,324	78,324	78,324	—	78,324	—	78,324	78,324	—	78,324
BRVSII	345,978	3,909,738	4,411,225	—	4,411,225	2	4,411,223	4,411,223	—	4,411,223
BRVTR1	257,274	2,607,920	2,634,481	11,653	2,646,134	—	2,646,134	2,646,134	—	2,646,134

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
BRVTR3	1,267,505	12,750,119	12,814,479	54,211	12,868,690	—	12,868,690	12,868,690	—	12,868,690
MLVGA3	1,472,983	21,140,966	19,649,597	—	19,649,597	150	19,649,447	19,649,447	—	19,649,447
DCAP	2,082	69,877	70,104	—	70,104	1	70,103	70,103	—	70,103
DVMCSS	272,823	5,080,214	5,511,019	—	5,511,019	25	5,510,994	5,510,994	—	5,510,994
CVN1IF	19,791	3,353,800	3,793,721	—	3,793,721	10	3,793,711	3,793,711	—	3,793,711
CVN1II	128	20,444	25,420	—	25,420	2	25,418	25,418	—	25,418
CVSBF	1,347,145	3,615,118	3,785,477	—	3,785,477	4	3,785,473	3,785,473	—	3,785,473
SASP5I	380,959	28,713,196	38,366,418	—	38,366,418	—	38,366,418	38,366,418	—	38,366,418
CLSCV1	18,482	241,096	233,802	—	233,802	—	233,802	233,802	—	233,802
CLVAB1	72,404	651,906	674,079	—	674,079	1	674,078	674,078	—	674,078
CLVEM1	66,173	669,519	888,701	—	888,701	1	888,700	888,700	—	888,700
CLVGT2	218,971	6,670,125	7,438,453	—	7,438,453	8	7,438,445	7,438,445	—	7,438,445
CLVHY1	71,227	444,973	448,729	—	448,729	1	448,728	448,728	—	448,728
CLVHY2	720,206	4,254,593	4,472,476	—	4,472,476	20	4,472,456	4,472,456	—	4,472,456
CLVIB1	201,646	1,708,052	1,734,156	—	1,734,156	1	1,734,155	1,734,155	—	1,734,155
CLVLD1	864,221	8,060,941	8,218,738	—	8,218,738	2	8,218,736	8,218,736	—	8,218,736
CLVLG1	156	6,325	12,705	—	12,705	2	12,703	12,703	—	12,703
CLVLV1	26,627	1,043,321	1,492,168	—	1,492,168	1	1,492,167	1,492,167	—	1,492,167
CLVPB1	1,567	15,363	15,290	—	15,290	—	15,290	15,290	—	15,290
CLVSE1	4,228	189,584	219,512	—	219,512	1	219,511	219,511	—	219,511
CLVTB1	26,374	243,227	245,540	—	245,540	—	245,540	245,540	—	245,540
CSCRS	41,906	766,300	833,932	—	833,932	7	833,925	833,925	—	833,925
CSCRS2	50,529	1,003,718	1,011,597	—	1,011,597	1	1,011,596	1,011,596	—	1,011,596
DFVIV	189,937	2,978,938	3,519,525	—	3,519,525	4	3,519,521	3,519,521	—	3,519,521
ETVFR	1,547,803	13,178,638	12,955,109	488	12,955,597	—	12,955,597	12,931,912	23,685	12,955,597
FHIB	166,376	911,813	961,655	—	961,655	1	961,654	961,654	—	961,654
FQB	26,742	265,000	282,927	—	282,927	1	282,926	282,926	—	282,926
FVUS2	162,947	1,605,313	1,517,040	—	1,517,040	5	1,517,035	1,517,035	—	1,517,035
FAM2	11,348	169,442	192,584	—	192,584	4	192,580	192,580	—	192,580
FB2	3,829,306	85,097,393	97,455,842	—	97,455,842	51	97,455,791	97,455,791	—	97,455,791
FC2	922,510	47,920,774	52,453,945	—	52,453,945	105	52,453,840	52,453,840	—	52,453,840
FEI2	230,401	5,661,045	6,481,174	—	6,481,174	60	6,481,114	6,481,114	—	6,481,114
FEIP	206,525	5,745,002	6,078,020	—	6,078,020	1	6,078,019	6,078,019	—	6,078,019

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
FEMS2	2	27	27	—	27	27	—	—	—	—
FG2	1,253,111	117,284,700	116,388,988	—	116,388,988	200	116,388,788	116,388,788	—	116,388,788
FGI2	981,409	26,858,918	31,395,284	194	31,395,478	—	31,395,478	31,387,503	7,975	31,395,478
FHI2	182,971	845,928	843,497	—	843,497	24	843,473	843,473	—	843,473
FICAP	79,436	1,813,173	2,115,378	—	2,115,378	1	2,115,377	2,115,377	—	2,115,377
FIGBP	354,585	3,977,040	4,028,089	—	4,028,089	—	4,028,089	4,028,089	—	4,028,089
FIGBP2	2,322,835	25,986,227	25,481,496	—	25,481,496	44	25,481,452	25,481,452	—	25,481,452
FIP	27,084	13,863,879	17,879,231	—	17,879,231	1	17,879,230	17,879,230	—	17,879,230
FMCP	42,923	1,580,005	1,610,055	—	1,610,055	2	1,610,053	1,610,053	—	1,610,053
FMMP	3,070,415	3,070,415	3,070,415	—	3,070,415	2	3,070,413	3,070,413	—	3,070,413
FNRS2	220,667	5,664,226	5,980,069	—	5,980,069	15	5,980,054	5,980,054	—	5,980,054
FRESS2	224,420	3,903,240	3,909,404	9	3,909,413	—	3,909,413	3,908,983	430	3,909,413
FVFRHI	225,486	2,274,609	2,175,941	—	2,175,941	10	2,175,931	2,175,931	—	2,175,931
FVIII	327,973	3,711,695	4,608,022	—	4,608,022	2	4,608,020	4,608,020	—	4,608,020
FVP	117,329	2,215,537	2,262,107	—	2,262,107	2	2,262,105	2,262,105	—	2,262,105
FVSII	116,579	1,261,778	1,309,184	—	1,309,184	1	1,309,183	1,309,183	—	1,309,183
FVSIS2	3	33	33	—	33	33	—	—	—	—
FVSS2	324,023	5,273,432	5,239,454	—	5,239,454	12	5,239,442	5,239,442	—	5,239,442
FEOVF	188,877	4,806,191	5,273,454	—	5,273,454	28	5,273,426	5,273,426	—	5,273,426
FTVFA2	400,424	2,064,167	2,218,346	—	2,218,346	12	2,218,334	2,218,334	—	2,218,334
FTVGI2	461,460	6,301,825	6,077,426	201	6,077,627	—	6,077,627	6,041,428	36,199	6,077,627
FTVIS2	943,625	13,729,600	14,305,348	—	14,305,348	35	14,305,313	14,305,313	—	14,305,313
FTVMD2	288,163	5,094,735	5,492,395	—	5,492,395	81	5,492,314	5,492,314	—	5,492,314
FTVUG2	148,355	1,527,025	1,557,728	—	1,557,728	4	1,557,724	1,557,724	—	1,557,724
GVGMNS	49,805	564,320	570,767	—	570,767	26	570,741	570,741	—	570,741
GVMMI	458,108	458,108	458,108	—	458,108	2	458,106	458,106	—	458,106
GVFRB	122,076	2,981,342	2,870,003	—	2,870,003	19	2,869,984	2,869,984	—	2,869,984
RAF	405	41,763	42,210	—	42,210	5	42,205	42,205	—	42,205
RBF	35,089	2,801,404	3,251,688	—	3,251,688	25	3,251,663	3,251,663	—	3,251,663
RBKF	7,608	944,226	1,088,048	—	1,088,048	15	1,088,033	1,088,033	—	1,088,033
RBMF	16,549	1,743,012	1,953,909	—	1,953,909	17	1,953,892	1,953,892	—	1,953,892
RCPF	47,018	3,308,711	2,890,173	—	2,890,173	25	2,890,148	2,890,148	—	2,890,148
RELF	31,717	6,603,439	6,799,158	—	6,799,158	89,190	6,709,968	5,048,632	1,661,336	6,709,968

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
RENF	9,620	2,408,376	2,432,442	—	2,432,442	25	2,432,417	2,432,417	—	2,432,417
RESF	2,636	788,895	811,488	—	811,488	20	811,468	811,468	—	811,468
RFSF	54,906	5,981,846	6,829,262	—	6,829,262	34	6,829,228	6,829,228	—	6,829,228
RHCF	62,119	4,883,698	4,960,204	—	4,960,204	29	4,960,175	4,960,175	—	4,960,175
RHYS	3,757	285,873	301,573	—	301,573	4	301,569	301,569	—	301,569
RINF	27,860	2,075,869	3,095,490	—	3,095,490	16	3,095,474	3,095,474	—	3,095,474
RJNF	4,929	527,995	538,790	—	538,790	7	538,783	538,783	—	538,783
RLCE	3,397	515,312	542,688	—	542,688	8	542,680	542,680	—	542,680
RLCJ	9,446	1,091,742	1,040,508	—	1,040,508	11	1,040,497	1,040,497	—	1,040,497
RLF	13,657	1,592,685	1,864,806	—	1,864,806	18	1,864,788	1,864,788	—	1,864,788
RMED	6,131	1,406,501	1,512,380	—	1,512,380	11	1,512,369	1,512,369	—	1,512,369
RMEK	10,138	794,571	857,459	—	857,459	13	857,446	857,446	—	857,446
RNF	40,192	7,843,452	10,342,287	—	10,342,287	15	10,342,272	10,342,272	—	10,342,272
ROF	204,176	17,408,080	19,749,934	—	19,749,934	26	19,749,908	19,749,908	—	19,749,908
RPMF	111,531	7,186,288	10,826,348	—	10,826,348	30	10,826,318	10,826,318	—	10,826,318
RREF	45,992	1,774,585	1,755,043	—	1,755,043	19	1,755,024	1,755,024	—	1,755,024
RRF	9,781	1,197,736	1,382,683	—	1,382,683	12	1,382,671	1,382,671	—	1,382,671
RTEC	37,856	7,711,160	9,208,048	—	9,208,048	24	9,208,024	9,208,024	—	9,208,024
RTEL	8,500	637,032	707,106	—	707,106	11	707,095	707,095	—	707,095
RTF	135,533	60,262,625	82,038,372	—	82,038,372	12	82,038,360	82,038,360	—	82,038,360
RTRF	15,584	1,359,693	1,567,779	—	1,567,779	17	1,567,762	1,567,762	—	1,567,762
RUF	1,750	161,380	160,295	—	160,295	9	160,286	160,286	—	160,286
RUGB	6,665	1,230,015	1,191,130	—	1,191,130	18	1,191,112	1,191,112	—	1,191,112
RUTL	46,296	1,866,006	2,000,430	—	2,000,430	18	2,000,412	2,000,412	—	2,000,412
RVARS	78,237	2,032,103	1,837,007	—	1,837,007	23	1,836,984	1,836,984	—	1,836,984
RVCMD	7,120	642,457	637,256	—	637,256	17	637,239	637,239	—	637,239
RVF	57,737	12,632,718	12,912,863	—	12,912,863	15	12,912,848	12,912,848	—	12,912,848
RVIDD	1,201	150,429	136,269	—	136,269	3	136,266	136,266	—	136,266
RVIMC	236	32,799	32,349	—	32,349	2	32,347	32,347	—	32,347
RVISC	458	53,324	54,764	—	54,764	5	54,759	54,759	—	54,759
RVLCG	146,653	8,365,142	8,183,241	—	8,183,241	29	8,183,212	8,183,212	—	8,183,212
RVLCV	135,685	8,152,698	8,933,480	—	8,933,480	27	8,933,453	8,933,453	—	8,933,453
RVLDD	8,850	1,950,725	2,404,589	—	2,404,589	10	2,404,579	2,404,579	—	2,404,579

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
RVMCG	100,999	3,815,140	3,911,696	—	3,911,696	28	3,911,668	3,911,668	—	3,911,668
RVMCV	65,526	3,290,009	3,158,359	—	3,158,359	22	3,158,337	3,158,337	—	3,158,337
RVMFU	84,303	1,517,081	1,417,979	—	1,417,979	191	1,417,788	1,404,954	12,834	1,417,788
RVSCG	42,611	2,451,220	2,445,449	—	2,445,449	20	2,445,429	2,445,429	—	2,445,429
RVSCV	25,695	2,221,525	2,254,217	—	2,254,217	21	2,254,196	2,254,196	—	2,254,196
RVSDL	6,580	286,423	281,562	—	281,562	8	281,554	281,554	—	281,554
RVWDL	1,167	141,514	144,392	—	144,392	4	144,388	144,388	—	144,388
HTDEIA	28,176	532,603	653,412	—	653,412	1	653,411	653,411	—	653,411
HTIOIA	12,077	230,553	248,418	—	248,418	—	248,418	248,418	—	248,418
HTMCIA	7,639	203,604	177,229	—	177,229	—	177,229	177,229	—	177,229
AVIE2	27,234	817,855	963,812	—	963,812	17	963,795	963,795	—	963,795
IVBRA2	390,237	3,381,948	3,277,993	—	3,277,993	40	3,277,953	3,277,953	—	3,277,953
IVEW52	476,548	12,463,443	13,057,409	—	13,057,409	36	13,057,373	13,057,373	—	13,057,373
IVEW5I	79,225	2,174,278	2,274,561	—	2,274,561	2	2,274,559	2,274,559	—	2,274,559
IVGMMI	60,936	60,936	60,936	—	60,936	1	60,935	60,935	—	60,935
OVAG	21,267	1,492,821	1,599,506	—	1,599,506	3	1,599,503	1,599,503	—	1,599,503
OVGSS	3	117	118	—	118	118	—	—	—	—
OVIG	887,966	1,668,184	1,722,655	—	1,722,655	3	1,722,652	1,722,652	—	1,722,652
OVSC	30,287	843,519	864,392	—	864,392	3	864,389	864,389	—	864,389
OVSCS	551,123	14,476,269	15,271,612	317	15,271,929	—	15,271,929	15,263,431	8,498	15,271,929
JABS	645,792	31,435,329	38,411,684	—	38,411,684	19	38,411,665	38,411,665	—	38,411,665
JAFBS	453,598	5,320,329	5,053,077	—	5,053,077	15	5,053,062	5,053,062	—	5,053,062
JAGSEI	21,840	257,061	281,954	—	281,954	3	281,951	281,951	—	281,951
JAGTS	1,926,510	29,677,340	46,120,649	—	46,120,649	25	46,120,624	46,120,624	—	46,120,624
JAIGS	19,126	830,923	1,014,069	—	1,014,069	5	1,014,064	1,014,064	—	1,014,064
JAMGS	377,569	27,103,055	27,694,672	—	27,694,672	20	27,694,652	27,694,652	—	27,694,652
JAWGS	10,390	751,368	794,023	—	794,023	4	794,019	794,019	—	794,019
LZREMI	19,619	432,680	578,950	—	578,950	1	578,949	578,949	—	578,949
LZREMS	109,081	2,419,609	3,259,326	—	3,259,326	23	3,259,303	3,259,303	—	3,259,303
LPVAI	7,323	439,996	456,276	—	456,276	3	456,273	456,273	—	456,273
LPVCA2	128,237	1,878,946	1,697,853	—	1,697,853	23	1,697,830	1,697,830	—	1,697,830
LPVCII	207,482	4,426,478	4,201,508	—	4,201,508	4	4,201,504	4,201,504	—	4,201,504
LPVCMI	11,526	274,290	274,315	—	274,315	1	274,314	274,314	—	274,314

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
LPWHY2	325,256	2,081,124	2,110,913	55	2,110,968	—	2,110,968	2,104,963	6,005	2,110,968
SBVI	78,358	1,579,175	1,502,910	—	1,502,910	3	1,502,907	1,502,907	—	1,502,907
SBVSG2	304,377	7,612,302	7,825,524	—	7,825,524	26	7,825,498	7,825,498	—	7,825,498
LACDV2	624,310	5,085,855	6,043,322	—	6,043,322	154	6,043,168	6,043,168	—	6,043,168
LACIP2	—	1	1	—	1	1	—	—	—	—
LACIPS	537	4,860	4,851	—	4,851	4,851	—	—	—	—
LACIPT	85,347	813,657	770,601	—	770,601	2	770,599	770,599	—	770,599
LACIST	15,033	165,684	184,122	—	184,122	3	184,119	184,119	—	184,119
LACMVS	1	14	13	—	13	13	—	—	—	—
LACU2	—	2	2	—	2	2	—	—	—	—
LACUST	7,273	197,832	229,448	—	229,448	2	229,446	229,446	—	229,446
LACV2	599,256	7,168,289	7,741,785	—	7,741,785	389	7,741,396	7,741,396	—	7,741,396
LACVS	197,773	2,372,119	2,558,589	—	2,558,589	10	2,558,579	2,558,579	—	2,558,579
LJPCBT	1,627,597	16,046,259	16,204,354	—	16,204,354	3	16,204,351	16,204,351	—	16,204,351
LJPMVS	430,003	4,131,665	3,875,183	—	3,875,183	1	3,875,182	3,875,182	—	3,875,182
LJPSCS	68,624	1,388,870	1,506,015	—	1,506,015	1	1,506,014	1,506,014	—	1,506,014
LJPUES	194,809	7,694,889	9,617,339	—	9,617,339	2	9,617,337	9,617,337	—	9,617,337
LOVSDC	1,760,300	23,637,303	23,341,583	—	23,341,583	31	23,341,552	23,341,552	—	23,341,552
LOVTRC	762,126	11,148,821	10,822,192	—	10,822,192	46	10,822,146	10,822,146	—	10,822,146
M3GRES	61,238	959,715	952,861	—	952,861	7	952,854	952,854	—	952,854
MEGS	6,258	453,530	424,576	—	424,576	1	424,575	424,575	—	424,575
MMCGSC	433,109	3,282,717	2,845,529	—	2,845,529	9	2,845,520	2,845,520	—	2,845,520
MNDSC	35,740	405,707	432,455	—	432,455	6	432,449	432,449	—	432,449
MV2CBI	10,100	95,242	97,360	—	97,360	4	97,356	97,356	—	97,356
MV2RII	1,774	31,810	36,554	—	36,554	2	36,552	36,552	—	36,552
MV2RIS	102,041	1,788,346	2,068,372	—	2,068,372	9	2,068,363	2,068,363	—	2,068,363
MV3LMS	14,146	143,718	144,567	—	144,567	2	144,565	144,565	—	144,565
MV3MVI	45,602	450,953	461,038	—	461,038	1	461,037	461,037	—	461,037
MV3MVS	1,308,152	12,972,141	12,989,952	—	12,989,952	21	12,989,931	12,989,931	—	12,989,931
MVBRES	51,778	2,898,291	3,091,142	—	3,091,142	6	3,091,136	3,091,136	—	3,091,136
MVFIC	76,106	1,639,964	1,694,120	—	1,694,120	1	1,694,119	1,694,119	—	1,694,119
MVGTAS	42,891	582,598	608,201	—	608,201	10	608,191	608,191	—	608,191
MVIGIC	138,852	2,296,618	2,491,001	—	2,491,001	1	2,491,000	2,491,000	—	2,491,000

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
MVIGSC	465,924	7,128,106	8,200,258	—	8,200,258	13	8,200,245	8,200,245	—	8,200,245
MVITSI	1,534	46,114	40,132	—	40,132	—	40,132	40,132	—	40,132
MVIVSC	908,992	26,846,402	32,860,047	—	32,860,047	20	32,860,027	32,860,027	—	32,860,027
MVUSC	148,827	5,018,765	5,479,826	—	5,479,826	16	5,479,810	5,479,810	—	5,479,810
MGRFV	157,469	1,826,785	1,780,969	428	1,781,397	—	1,781,397	1,767,911	13,486	1,781,397
MSEMB	928,739	5,090,413	4,959,466	—	4,959,466	320	4,959,146	4,947,407	11,739	4,959,146
MSVEG2	—	9	9	—	9	9	—	—	—	—
MSVEM	38,897	534,497	683,418	—	683,418	2	683,416	683,416	—	683,416
MSVGT2	111,576	1,044,904	1,152,584	—	1,152,584	10	1,152,574	1,152,574	—	1,152,574
DTRTFB	487,560	4,103,506	4,036,994	—	4,036,994	20	4,036,974	4,036,974	—	4,036,974
EIF2	602,854	12,339,131	13,799,336	—	13,799,336	19	13,799,317	13,799,317	—	13,799,317
GBF	231,937	2,174,308	2,208,037	—	2,208,037	25	2,208,012	2,208,012	—	2,208,012
GBF2	624,888	6,279,923	5,936,433	—	5,936,433	18	5,936,415	5,936,415	—	5,936,415
GEM	1,183,870	16,698,980	17,604,145	—	17,604,145	17,258	17,586,887	17,584,277	2,610	17,586,887
GEM2	381,514	4,048,275	5,573,917	—	5,573,917	18	5,573,899	5,573,899	—	5,573,899
GVAAA2	3,614,440	96,575,532	111,975,351	—	111,975,351	43	111,975,308	111,975,308	—	111,975,308
GVABD2	1,414,180	16,182,779	16,602,471	—	16,602,471	16	16,602,455	16,602,455	—	16,602,455
GVAGG2	917,876	32,643,503	40,533,395	—	40,533,395	18	40,533,377	40,533,377	—	40,533,377
GVAGI2	866,343	55,193,631	69,801,266	—	69,801,266	20	69,801,246	69,801,246	—	69,801,246
GVAGR2	707,198	82,638,633	113,908,420	—	113,908,420	28	113,908,392	113,908,392	—	113,908,392
GVDMA	1,638,988	14,891,017	19,290,883	—	19,290,883	371	19,290,512	19,279,901	10,611	19,290,512
GVDMC	1,183,297	11,564,508	12,897,934	111	12,898,045	—	12,898,045	12,731,836	166,209	12,898,045
GVEX1	35,117,259	303,253,175	463,547,819	—	463,547,819	71	463,547,748	463,547,748	—	463,547,748
GVIDA	549,981	6,059,640	7,424,737	—	7,424,737	12	7,424,725	7,424,725	—	7,424,725
GVIDC	1,003,184	9,980,257	10,683,914	—	10,683,914	21	10,683,893	10,683,893	—	10,683,893
GVIDM	4,748,184	43,430,124	51,232,908	—	51,232,908	36	51,232,872	51,232,872	—	51,232,872
HIBF	1,033,725	6,392,734	5,995,602	—	5,995,602	35	5,995,567	5,995,567	—	5,995,567
IDPG2	322,183	3,450,345	3,969,292	—	3,969,292	9	3,969,283	3,969,283	—	3,969,283
IDPGI2	364,586	3,931,538	4,404,198	—	4,404,198	10	4,404,188	4,404,188	—	4,404,188
MCIF	3,627,159	70,662,975	72,216,738	—	72,216,738	60	72,216,678	72,216,678	—	72,216,678
MSBF	5,654,702	51,375,147	50,892,316	—	50,892,316	30	50,892,286	50,892,061	225	50,892,286
NAMAA2	815,562	8,690,190	10,064,029	—	10,064,029	9	10,064,020	10,064,020	—	10,064,020
NAMGI2	378,089	5,156,221	6,503,136	—	6,503,136	8	6,503,128	6,503,128	—	6,503,128

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
NCPG2	64,558	814,769	943,199	—	943,199	8	943,191	943,191	—	943,191
NCPGI2	111,039	1,295,129	1,541,228	—	1,541,228	9	1,541,219	1,541,219	—	1,541,219
NDES2	10,537	228,369	227,182	—	227,182	2	227,180	227,180	—	227,180
NDESY	394,836	6,239,231	8,516,608	—	8,516,608	2	8,516,606	8,516,606	—	8,516,606
NFDIW2	1,312,554	16,535,566	16,826,937	—	16,826,937	19	16,826,918	16,826,918	—	16,826,918
NIFY	325,782	4,271,550	4,922,569	—	4,922,569	2	4,922,567	4,922,567	—	4,922,567
NJMIM2	1,363,472	14,062,112	13,975,592	—	13,975,592	19	13,975,573	13,975,573	—	13,975,573
NLCGY	1,367,976	20,896,534	25,526,433	—	25,526,433	2	25,526,431	25,526,431	—	25,526,431
NNASD2	2,630,869	33,488,026	33,675,118	—	33,675,118	17	33,675,101	33,675,101	—	33,675,101
NUSTLY	906,861	14,232,840	18,073,744	—	18,073,744	4	18,073,740	18,073,740	—	18,073,740
NVAMV2	64,355	1,011,353	1,181,564	—	1,181,564	7	1,181,557	1,181,557	—	1,181,557
NVAMVZ	1,020,209	17,524,558	18,506,590	—	18,506,590	38	18,506,552	18,506,552	—	18,506,552
NVBX	5,660,467	56,534,245	51,170,625	—	51,170,625	60	51,170,565	51,170,565	—	51,170,565
NVCBD2	240,214	2,264,460	2,226,785	—	2,226,785	13	2,226,772	2,226,772	—	2,226,772
NVCBDP	2,552,159	23,554,988	23,658,514	—	23,658,514	58	23,658,456	23,658,456	—	23,658,456
NVCBDY	12,738	117,599	118,079	—	118,079	1	118,078	118,078	—	118,078
NVCCA2	920,561	9,976,269	12,317,107	—	12,317,107	9,810	12,307,297	11,929,105	378,192	12,307,297
NVCCN2	752,058	8,064,320	8,926,928	—	8,926,928	20	8,926,908	8,926,908	—	8,926,908
NVCMA2	541,853	5,606,703	7,141,626	—	7,141,626	321	7,141,305	7,130,891	10,414	7,141,305
NVCMC2	447,287	5,212,394	5,707,385	—	5,707,385	17	5,707,368	5,707,368	—	5,707,368
NVCMD2	901,707	9,555,594	12,055,823	—	12,055,823	25	12,055,798	12,055,798	—	12,055,798
NVCRA2	476,176	6,486,049	7,890,244	—	7,890,244	13	7,890,231	7,890,231	—	7,890,231
NVCRB2	700,184	8,036,026	9,305,440	—	9,305,440	23	9,305,417	9,305,417	—	9,305,417
NVDBL2	459,026	5,939,339	7,316,876	—	7,316,876	20	7,316,856	7,316,856	—	7,316,856
NVDCA2	904,585	11,154,220	14,256,256	—	14,256,256	9,983	14,246,273	13,899,062	347,211	14,246,273
NVFIII	782,787	7,655,003	7,530,410	—	7,530,410	13	7,530,397	7,530,397	—	7,530,397
NVGEII	238,489	4,595,367	5,051,204	—	5,051,204	18	5,051,186	5,051,186	—	5,051,186
NVIE6	921,604	12,542,598	14,036,034	—	14,036,034	580	14,035,454	14,035,454	—	14,035,454
NVIX	4,627,119	48,437,867	61,170,512	—	61,170,512	55	61,170,457	61,165,304	5,153	61,170,457
NVMGA2	253,355	2,909,843	3,607,773	—	3,607,773	11	3,607,762	3,607,762	—	3,607,762
NVMIVZ	471,718	6,753,703	7,179,551	—	7,179,551	30	7,179,521	7,179,521	—	7,179,521
NVMLG2	2,094,022	19,956,567	18,406,457	—	18,406,457	28	18,406,429	18,406,429	—	18,406,429
NVMM2	139,791,741	139,791,741	139,791,741	38	139,791,779	—	139,791,779	139,755,341	36,438	139,791,779

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
NVMMG1	36,805	229,398	286,709	—	286,709	3	286,706	286,706	—	286,706
NVMMG2	1,060,933	5,434,566	7,087,031	—	7,087,031	31	7,087,000	7,087,000	—	7,087,000
NVMMV2	1,157,033	9,296,661	8,816,594	—	8,816,594	39	8,816,555	8,816,555	—	8,816,555
NVNMO2	480,427	4,401,981	4,544,841	—	4,544,841	18	4,544,823	4,544,823	—	4,544,823
NVNSR2	83,610	961,013	922,219	—	922,219	6	922,213	922,213	—	922,213
NVOLG2	709,324	14,797,204	20,804,470	—	20,804,470	31	20,804,439	20,804,439	—	20,804,439
NVRE2	648,772	4,899,173	4,982,570	—	4,982,570	38	4,982,532	4,982,532	—	4,982,532
NVSIX2	5,773,610	47,321,721	53,405,894	—	53,405,894	48	53,405,846	53,405,846	—	53,405,846
NVSTB2	1,048,750	10,065,533	10,288,241	—	10,288,241	39	10,288,202	10,288,202	—	10,288,202
NVTIV3	30,882	325,707	475,587	—	475,587	4	475,583	475,583	—	475,583
SAM	14,741	14,741	14,741	—	14,741	1	14,740	14,740	—	14,740
SCF	189,658	3,421,352	3,844,372	—	3,844,372	21	3,844,351	3,844,351	—	3,844,351
SCF2	283,010	4,943,731	4,966,823	—	4,966,823	13	4,966,810	4,966,810	—	4,966,810
SCGF	165,135	2,575,535	2,993,906	—	2,993,906	18	2,993,888	2,993,888	—	2,993,888
SCGF2	413,153	5,353,441	6,147,714	—	6,147,714	17	6,147,697	6,147,697	—	6,147,697
SCVF	366,992	3,424,557	3,405,687	—	3,405,687	17	3,405,670	3,405,670	—	3,405,670
SCVF2	346,039	2,997,834	2,979,393	—	2,979,393	11	2,979,382	2,979,382	—	2,979,382
TRF	58,884	1,378,185	1,444,423	—	1,444,423	12	1,444,411	1,444,411	—	1,444,411
TRF2	137,587	3,080,899	3,347,504	—	3,347,504	10	3,347,494	3,347,494	—	3,347,494
DWVEMD	18,677	438,402	747,096	—	747,096	1	747,095	747,095	—	747,095
DWVSVS	233,808	8,768,227	9,321,908	—	9,321,908	18	9,321,890	9,321,890	—	9,321,890
DWVSVT	1,513	55,080	60,622	—	60,622	1	60,621	60,621	—	60,621
WRASP	792,569	7,370,872	7,925,694	—	7,925,694	47	7,925,647	7,925,647	—	7,925,647
WRENG	156,142	784,249	808,816	—	808,816	9	808,807	808,807	—	808,807
MNCPS2	278,235	3,961,247	4,721,231	—	4,721,231	13	4,721,218	4,720,915	303	4,721,218
MNHCBI	221,725	2,012,446	2,046,987	—	2,046,987	2	2,046,985	2,046,985	—	2,046,985
MNVFRI	108,292	919,602	908,286	11	908,297	—	908,297	908,297	—	908,297
MNWLGI	3,568	95,201	112,345	—	112,345	1	112,344	112,344	—	112,344
PSHYBI	74,072	531,709	579,986	—	579,986	6	579,980	579,980	—	579,980
PSTRBI	56,655	857,469	900,244	—	900,244	1	900,243	900,243	—	900,243
PMUBA	417,165	3,821,380	3,729,459	—	3,729,459	24	3,729,435	3,729,435	—	3,729,435
PMVAAD	334,277	3,329,082	3,262,541	—	3,262,541	22	3,262,519	3,262,519	—	3,262,519
PMVEBD	345,135	3,982,812	3,941,437	—	3,941,437	32	3,941,405	3,941,405	—	3,941,405

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
PMVFAD	217,616	1,820,240	1,636,474	—	1,636,474	21	1,636,453	1,636,453	—	1,636,453
PMVFHI	232,110	2,274,841	2,330,381	—	2,330,381	3	2,330,378	2,330,378	—	2,330,378
PMVFHV	354,193	3,677,436	3,556,094	—	3,556,094	15	3,556,079	3,556,079	—	3,556,079
PMVGBD	163,825	1,724,580	1,631,692	—	1,631,692	21	1,631,671	1,631,671	—	1,631,671
PMVHYD	532,269	3,826,902	3,944,110	—	3,944,110	1	3,944,109	3,944,109	—	3,944,109
PMVHYI	2,158	15,653	15,987	—	15,987	1	15,986	15,986	—	15,986
PMVII	1,156,883	11,565,026	11,973,737	—	11,973,737	18	11,973,719	11,973,719	—	11,973,719
PMVLAD	593,825	5,730,130	5,807,606	—	5,807,606	23	5,807,583	5,807,583	—	5,807,583
PMVLDI	136,871	1,310,739	1,338,596	—	1,338,596	2	1,338,594	1,338,594	—	1,338,594
PMVRI	164,007	1,923,348	1,969,729	—	1,969,729	2	1,969,727	1,969,727	—	1,969,727
PMVRSD	619,238	3,654,643	3,975,507	—	3,975,507	5,453	3,970,054	3,970,054	—	3,970,054
PMVRSI	212,930	1,236,909	1,332,944	—	1,332,944	1	1,332,943	1,332,943	—	1,332,943
PMVSTA	1,493,217	15,364,951	15,424,935	—	15,424,935	18	15,424,917	15,424,917	—	15,424,917
PMVSTI	384,012	3,947,002	3,966,848	—	3,966,848	4	3,966,844	3,966,844	—	3,966,844
PMVTRI	581,918	5,347,788	5,499,127	1	5,499,128	—	5,499,128	5,499,128	—	5,499,128
PNVCA1	4,238	172,123	189,324	—	189,324	1	189,323	189,323	—	189,323
PNVCB1	161,007	1,539,580	1,563,382	—	1,563,382	1	1,563,381	1,563,381	—	1,563,381
PNVDI1	33,813	578,454	651,908	—	651,908	—	651,908	651,908	—	651,908
PNVMC1	19,624	1,299,539	1,217,674	—	1,217,674	1	1,217,673	1,217,673	—	1,217,673
PNVSC1	6,176	97,848	105,792	—	105,792	1	105,791	105,791	—	105,791
PNVST1	373,938	959,228	957,282	—	957,282	—	957,282	957,282	—	957,282
PROA30	11,668	556,353	542,673	—	542,673	8	542,665	542,665	—	542,665
PROAHY	73,750	1,883,181	1,906,448	—	1,906,448	11	1,906,437	1,906,437	—	1,906,437
PROBIO	85,796	4,139,365	4,266,647	—	4,266,647	25	4,266,622	4,266,622	—	4,266,622
PROBL	71,934	4,557,023	4,606,631	—	4,606,631	11	4,606,620	4,606,620	—	4,606,620
PROBM	5,448	421,963	426,411	—	426,411	9	426,402	426,402	—	426,402
PROBNK	16,565	590,991	590,533	—	590,533	9	590,524	590,524	—	590,524
PROBR	4,347	41,076	39,641	—	39,641	3	39,638	39,638	—	39,638
PROCG	36,668	1,037,263	1,034,030	—	1,034,030	13	1,034,017	1,034,017	—	1,034,017
PROCS	18,924	1,287,735	1,366,535	—	1,366,535	10	1,366,525	1,366,525	—	1,366,525
PROE30	54,802	1,663,861	1,716,959	—	1,716,959	12	1,716,947	1,716,947	—	1,716,947
PROEM	47,365	1,934,397	1,913,083	—	1,913,083	14	1,913,069	1,913,069	—	1,913,069
PROFIN	28,719	1,650,269	1,694,999	—	1,694,999	16	1,694,983	1,694,983	—	1,694,983

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
PROGVP	8,251	89,921	86,881	—	86,881	7	86,874	86,874	—	86,874
PROHC	66,941	3,900,778	4,244,065	—	4,244,065	24	4,244,041	4,244,041	—	4,244,041
PROIND	28,107	2,880,210	2,853,111	—	2,853,111	13	2,853,098	2,853,098	—	2,853,098
PROINT	19,262	477,847	480,201	—	480,201	6	480,195	480,195	—	480,195
PROJP	14,601	1,024,108	1,022,657	—	1,022,657	9	1,022,648	1,022,648	—	1,022,648
PRON	127,577	8,656,976	8,867,847	—	8,867,847	16	8,867,831	8,867,831	—	8,867,831
PRONET	117,896	3,477,419	3,403,661	—	3,403,661	15	3,403,646	3,403,646	—	3,403,646
PROOG	90,720	3,502,272	3,333,956	—	3,333,956	18	3,333,938	3,333,938	—	3,333,938
PROPHR	14,632	606,793	598,003	—	598,003	12	597,991	597,991	—	597,991
PROPM	75,872	4,467,033	4,870,197	—	4,870,197	16	4,870,181	4,870,181	—	4,870,181
PRORRO	8,446	223,222	221,459	—	221,459	5	221,454	221,454	—	221,454
PROSCN	333,864	12,756,639	13,301,129	23,327	13,324,456	—	13,324,456	10,522,939	2,801,517	13,324,456
PROSEM	713	10,451	10,470	—	10,470	2	10,468	10,468	—	10,468
PROSIN	74,733	1,718,710	1,452,801	—	1,452,801	2	1,452,799	1,452,799	—	1,452,799
PROSN	1,647	12,700	12,422	—	12,422	1	12,421	12,421	—	12,421
PROTEC	113,670	8,577,565	8,583,208	—	8,583,208	21	8,583,187	8,583,187	—	8,583,187
PROTEL	33,050	2,001,263	2,021,638	—	2,021,638	7	2,021,631	2,021,631	—	2,021,631
PROUN	72,902	3,298,866	3,717,258	—	3,717,258	11	3,717,247	3,717,247	—	3,717,247
PROUSN	1,477	22,328	21,370	4	21,374	—	21,374	21,374	—	21,374
PROUTL	52,319	2,634,285	2,625,347	—	2,625,347	14	2,625,333	2,625,333	—	2,625,333
PVEIB	1,184,382	35,568,168	42,270,592	—	42,270,592	22	42,270,570	42,270,570	—	42,270,570
PVEIIA	87,995	2,677,463	3,196,854	—	3,196,854	2	3,196,852	3,196,852	—	3,196,852
PVGPB	32,727	508,165	556,030	—	556,030	3	556,027	556,027	—	556,027
PVIGIB	—	5	5	—	5	5	—	—	—	—
PVNOB	9,163	409,886	424,252	—	424,252	4	424,248	424,248	—	424,248
PVTIGB	158,406	2,703,632	3,138,028	—	3,138,028	8	3,138,020	3,138,020	—	3,138,020
TRBCGP	73,774	3,321,803	4,819,658	—	4,819,658	3	4,819,655	4,819,655	—	4,819,655
TRHS2	552,547	28,458,605	29,854,141	—	29,854,141	39	29,854,102	29,854,102	—	29,854,102
TRLT1	386,226	1,814,824	1,834,575	—	1,834,575	4	1,834,571	1,834,571	—	1,834,571
TRMCG2	146,668	3,867,246	3,474,569	—	3,474,569	25	3,474,544	3,474,544	—	3,474,544
VEEMS	65,278	609,844	753,303	—	753,303	5	753,298	753,298	—	753,298
VVGGS	690,690	8,543,406	16,811,392	—	16,811,392	24	16,811,368	16,811,368	—	16,811,368
VWHA	53,267	1,472,181	1,784,972	—	1,784,972	22	1,784,950	1,784,950	—	1,784,950

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
VWHAS	204,204	5,736,999	6,528,403	—	6,528,403	18	6,528,385	6,527,999	386	6,528,385
VVEI	9,793	223,745	256,775	—	256,775	—	256,775	256,775	—	256,775
VVHGB	1,354,409	14,258,094	14,627,616	—	14,627,616	1	14,627,615	14,627,615	—	14,627,615
VVI	195,947	4,828,426	5,602,136	—	5,602,136	—	5,602,136	5,602,136	—	5,602,136
VVMCI	285,085	6,859,468	7,970,985	—	7,970,985	1	7,970,984	7,970,984	—	7,970,984
VVSTC	51,959	532,737	554,407	—	554,407	—	554,407	554,407	—	554,407
VVTISI	461,930	9,747,111	12,407,445	—	12,407,445	—	12,407,445	12,407,445	—	12,407,445
VVTSM	163,822	8,058,632	9,981,687	—	9,981,687	1	9,981,686	9,981,686	—	9,981,686
PIHYB2	15,331	128,240	131,231	—	131,231	2	131,229	131,229	—	131,229
PIVF2	46,640	869,331	929,076	—	929,076	3	929,073	929,073	—	929,073
PIVFI	14,157	231,443	278,187	—	278,187	1	278,186	278,186	—	278,186
VRVDRA	204,048	4,097,296	4,176,859	—	4,176,859	23	4,176,836	4,176,836	—	4,176,836

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

*** If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVBWB	ALVGIA	ALVIVB	ALVPGB	ALVSVA	ALVSVB	ALCAI2	WFVSG1

Reinvested dividends	$11,142	16,982	13,653	—	1,377	—	—	—

Mortality and expense risk charges (note 2)	(7,800)	(7,630)	(6,531)	(27,836)	(472)	(405)	(1,735)	(3,610)

Net investment income (loss)	3,342	9,352	7,122	(27,836)	905	(405)	(1,735)	(3,610)

Realized gain (loss) on investments	(1,216)	(20,220)	123,830	38,033	15	64	45,288	(38,881)

Change in unrealized gain (loss) on investments	57,710	(12,302)	49,018	94,643	(13,984)	14	(54,062)	90,037

Net gain (loss) on investments	56,494	(32,522)	172,848	132,676	(13,969)	78	(8,774)	51,156

Reinvested capital gains	30,883	123,737	—	302,252	17,815	—	138,592	62,105

Net increase (decrease) in contract owners’ equity resulting from operations	$90,719	100,567	179,970	407,092	4,751	(327)	128,083	109,651

Investment Activity*:	AAEIP3	ARLPE3	AFGC	AFGF	AMVBA1	AMVBC4	AMVCB4	AMVGL4

Reinvested dividends	$199,637	71,240	80,761	14,276	180,949	696,109	631,861	23,501

Mortality and expense risk charges (note 2)	(62,999)	(15,925)	(6,014)	(19,683)	(13,114)	(591,238)	(259,528)	(20,720)

Net investment income (loss)	136,638	55,315	74,747	(5,407)	167,835	104,871	372,333	2,781

Realized gain (loss) on investments	475,330	145,789	(18,018)	369,359	(21,551)	42,236	707,848	83,395

Change in unrealized gain (loss) on investments	(1,001,151)	(199,712)	69,098	280,522	103,206	3,979,231	2,819,881	127,137

Net gain (loss) on investments	(525,821)	(53,923)	51,080	649,881	81,655	4,021,467	3,527,729	210,532

Reinvested capital gains	509,564	16,899	—	445,041	—	3,640,367	—	65,777

Net increase (decrease) in contract owners’ equity resulting from operations	$120,381	18,291	125,827	1,089,515	249,490	7,766,705	3,900,062	279,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AMVGS4	AMVGV2	AMVHI4	AMVI4	AMVIG1	AMVM1	AMVNW1	AMVNW4

Reinvested dividends	$11,663	190,863	131,293	105,907	441	38,985	31,353	191,404

Mortality and expense risk charges (note 2)	(69,791)	(41,680)	(18,981)	(101,300)	(57)	(2,555)	(7,458)	(208,202)

Net investment income (loss)	(58,128)	149,183	112,312	4,607	384	36,430	23,895	(16,798)

Realized gain (loss) on investments	(750,244)	(3,137)	1,830	78,866	695	(3,132)	41,165	248,550

Change in unrealized gain (loss) on investments	1,418,789	(6,863)	(4,995)	2,027,441	3,902	27,144	392,894	3,762,421

Net gain (loss) on investments	668,545	(10,000)	(3,165)	2,106,307	4,597	24,012	434,059	4,010,971

Reinvested capital gains	140,291	—	—	—	—	—	93,348	850,009

Net increase (decrease) in contract owners’ equity resulting from operations	$750,708	139,183	109,147	2,110,914	4,981	60,442	551,302	4,844,182

Investment Activity*:	BRVDA3	BRVED3	BRVEDI	BRVHY3	BRVHYI	BRVIII	BRVMMI	BRVSII

Reinvested dividends	$126,123	50,874	127,585	1,009,425	185,774	59,379	2,809	39,654

Mortality and expense risk charges (note 2)	(50,859)	(45,845)	(18,280)	(177,766)	(9,812)	(4,579)	(249)	(12,364)

Net investment income (loss)	75,264	5,029	109,305	831,659	175,962	54,800	2,560	27,290

Realized gain (loss) on investments	(40,892)	460,249	38,969	(247,583)	(27,184)	11,796	—	(46,793)

Change in unrealized gain (loss) on investments	294,033	126,429	400,927	550,208	80,797	268,618	—	413,325

Net gain (loss) on investments	253,141	586,678	439,896	302,625	53,613	280,414	—	366,532

Reinvested capital gains	219,948	30	530,968	34,472	7,729	—	—	134,178

Net increase (decrease) in contract owners’ equity resulting from operations	$548,353	591,737	1,080,169	1,168,756	237,304	335,214	2,560	528,000

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	BRVTR1	BRVTR3	MLVGA3	DCAP	DVMCSS	CVN1IF	CVN1II	CVSBF

Reinvested dividends	$74,659	466,972	772,221	227	28,937	10,990	66	58,662

Mortality and expense risk charges (note 2)	(6,155)	(135,181)	(245,211)	(214)	(81,857)	(38,714)	(1,087)	(25,632)

Net investment income (loss)	68,504	331,791	527,010	13	(52,920)	(27,724)	(1,021)	33,030

Realized gain (loss) on investments	(6,883)	(415,537)	(226,800)	(1)	269,760	(363,137)	480,776	487

Change in unrealized gain (loss) on investments	59,955	770,293	961,300	(2,213)	(286,980)	442,136	(444,042)	176,284

Net gain (loss) on investments	53,072	354,756	734,500	(2,214)	(17,220)	78,999	36,734	176,771

Reinvested capital gains	2,692	13,129	1,889,009	8,269	597,225	64,492	388	192,427

Net increase (decrease) in contract owners’ equity resulting from operations	$124,268	699,676	3,150,519	6,068	527,085	115,767	36,101	402,228

Investment Activity*:	SASP5I	CLSCV1	CLVAB1	CLVEM1	CLVGT2	CLVHY1	CLVHY2	CLVIB1

Reinvested dividends	$343,966	2,813	19,203	2,267	—	20,173	259,990	72,728

Mortality and expense risk charges (note 2)	(105,005)	(962)	(2,094)	(2,542)	(41,534)	(838)	(49,215)	(4,070)

Net investment income (loss)	238,961	1,851	17,109	(275)	(41,534)	19,335	210,775	68,658

Realized gain (loss) on investments	2,046,912	12,396	(1,982)	(28,473)	134,301	1,375	29,052	2,063

Change in unrealized gain (loss) on investments	2,897,502	(23,120)	27,732	245,513	658,510	1,332	63,458	29,344

Net gain (loss) on investments	4,944,414	(10,724)	25,750	217,040	792,811	2,707	92,510	31,407

Reinvested capital gains	—	38,888	—	—	417,206	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$5,183,375	30,015	42,859	216,765	1,168,483	22,042	303,285	100,065

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	CLVLD1	CLVLG1	CLVLV1	CLVPB1	CLVSE1	CLVTB1	CSCRS	CSCRS2

Reinvested dividends	$43,147	—	—	799	—	14,228	35,288	31,553

Mortality and expense risk charges (note 2)	(11,297)	(44)	(4,182)	(50)	(711)	(988)	(11,592)	(2,511)

Net investment income (loss)	31,850	(44)	(4,182)	749	(711)	13,240	23,696	29,042

Realized gain (loss) on investments	(4,865)	744	43,440	(7)	4,323	(214)	(5,668)	(23,678)

Change in unrealized gain (loss) on investments	153,458	1,000	267,894	275	659	7,719	96,429	93,738

Net gain (loss) on investments	148,593	1,744	311,334	268	4,982	7,505	90,761	70,060

Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$180,443	1,700	307,152	1,017	4,271	20,745	114,457	99,102

Investment Activity*:	DFVIV	ETVFR	FHIB	FQB	FVUS2	FAM2	FB2	FC2

Reinvested dividends	$134,747	1,018,161	54,395	8,841	61,353	4,447	1,438,468	—

Mortality and expense risk charges (note 2)	(8,398)	(187,454)	(3,052)	(971)	(16,130)	(1,771)	(1,094,010)	(545,100)

Net investment income (loss)	126,349	830,707	51,343	7,870	45,223	2,676	344,458	(545,100)

Realized gain (loss) on investments	136,178	(326,565)	9,467	3,244	(36,675)	638	1,309,840	1,253,726

Change in unrealized gain (loss) on investments	569,823	(93,398)	6,117	7,361	77,808	11,562	5,113,090	(426,834)

Net gain (loss) on investments	706,001	(419,963)	15,584	10,605	41,133	12,200	6,422,930	826,892

Reinvested capital gains	98,085	—	—	—	—	8,553	4,771,599	8,141,732

Net increase (decrease) in contract owners’ equity resulting from operations	$930,435	410,744	66,927	18,475	86,356	23,429	11,538,987	8,423,524

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FEI2	FEIP	FEMS2	FG2	FGI2	FHI2	FICAP	FIGBP

Reinvested dividends	$100,976	102,064	7	55,336	390,535	54,896	19,092	135,882

Mortality and expense risk charges (note 2)	(90,598)	(12,694)	(101,250)	(1,318,960)	(342,214)	(12,749)	(5,669)	(13,455)

Net investment income (loss)	10,378	89,370	(101,243)	(1,263,624)	48,321	42,147	13,423	122,427

Realized gain (loss) on investments	201,591	90,650	3,754,457	758,266	1,206,341	(635)	64,381	87,153

Change in unrealized gain (loss) on investments	429,834	200,957	(589,351)	(571,232)	1,037,142	29,853	177,509	77,698

Net gain (loss) on investments	631,425	291,607	3,165,106	187,034	2,243,483	29,218	241,890	164,851

Reinvested capital gains	359,943	293,388	4	14,926,813	2,811,885	—	7,546	—

Net increase (decrease) in contract owners’ equity resulting from operations	$1,001,746	674,365	3,063,867	13,850,223	5,103,689	71,365	262,859	287,278

Investment Activity*:	FIGBP2	FIP	FMCP	FMMP	FNRS2	FRESS2	FVFRHI	FVIII

Reinvested dividends	$846,863	167,314	6,447	123,079	111,704	76,506	164,339	100,875

Mortality and expense risk charges (note 2)	(267,012)	(45,727)	(4,890)	(10,158)	(64,092)	(49,266)	(26,300)	(11,244)

Net investment income (loss)	579,851	121,587	1,557	112,921	47,612	27,240	138,039	89,631

Realized gain (loss) on investments	(987,915)	361,379	10,970	—	157,579	(199,191)	(621)	86,619

Change in unrealized gain (loss) on investments	1,702,399	2,014,622	941	—	369,080	255,864	(43,427)	734,605

Net gain (loss) on investments	714,484	2,376,001	11,911	—	526,659	56,673	(44,048)	821,224

Reinvested capital gains	—	56,605	156,981	—	—	1,790	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$1,294,335	2,554,193	170,449	112,921	574,271	85,703	93,991	910,855

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FVP	FVSII	FVSIS2	FVSS2	FEOVF	FTVFA2	FTVGI2	FTVIS2

Reinvested dividends	$30,434	44,471	122,314	37,148	81,196	41,056	—	757,494

Mortality and expense risk charges (note 2)	(6,885)	(3,435)	(173,362)	(47,273)	(42,592)	(25,755)	(76,216)	(180,863)

Net investment income (loss)	23,549	41,036	(51,048)	(10,125)	38,604	15,301	(76,216)	576,631

Realized gain (loss) on investments	41,511	7,672	1,116,063	(6,791)	52,141	9,153	(572,302)	(514,003)

Change in unrealized gain (loss) on investments	6,427	34,287	(40,348)	155,781	492,424	114,888	1,525,255	1,353,148

Net gain (loss) on investments	47,938	41,959	1,075,715	148,990	544,565	124,041	952,953	839,145

Reinvested capital gains	165,834	—	—	172,853	584,418	86,669	—	159,222

Net increase (decrease) in contract owners’ equity resulting from operations	$237,321	82,995	1,024,667	311,718	1,167,587	226,011	876,737	1,574,998

Investment Activity*:	FTVMD2	FTVUG2	GVGMNS	GVMMI	GVFRB	RAF	RBF	RBKF

Reinvested dividends	$117,254	47,489	21,286	6,392	278,985	2,622	—	5,911

Mortality and expense risk charges (note 2)	(86,834)	(14,275)	(8,402)	(557)	(48,058)	(686)	(40,514)	(13,947)

Net investment income (loss)	30,420	33,214	12,884	5,835	230,927	1,936	(40,514)	(8,036)

Realized gain (loss) on investments	347,338	5,537	3,851	—	44,928	(16,807)	(3,949)	146,074

Change in unrealized gain (loss) on investments	201,616	23,004	(39,297)	—	(213,661)	238	647,104	47,107

Net gain (loss) on investments	548,954	28,541	(35,446)	—	(168,733)	(16,569)	643,155	193,181

Reinvested capital gains	649,947	—	65,351	—	—	—	130,706	—

Net increase (decrease) in contract owners’ equity resulting from operations	$1,229,321	61,755	42,789	5,835	62,194	(14,633)	733,347	185,145

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF	RHYS

Reinvested dividends	$22,625	45,959	—	56,952	671	35,773	—	24,116

Mortality and expense risk charges (note 2)	(21,431)	(41,714)	(132,667)	(43,859)	(14,460)	(82,167)	(72,109)	(3,197)

Net investment income (loss)	1,194	4,245	(132,667)	13,093	(13,789)	(46,394)	(72,109)	20,919

Realized gain (loss) on investments	66,153	(20,729)	191,838	(20,149)	(93,001)	397,099	(10,798)	6,900

Change in unrealized gain (loss) on investments	246,562	(388,475)	(4,842,455)	142,815	25,604	51,920	95,359	(6,587)

Net gain (loss) on investments	312,715	(409,204)	(4,650,617)	122,666	(67,397)	449,019	84,561	313

Reinvested capital gains	125,881	257,374	1,925,903	—	—	143,296	514,727	—

Net increase (decrease) in contract owners’ equity resulting from operations	$439,790	(147,585)	(2,857,381)	135,759	(81,186)	545,921	527,179	21,232

Investment Activity*:	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK	RNF

Reinvested dividends	$—	41,274	11,247	31,953	—	7,035	14,525	—

Mortality and expense risk charges (note 2)	(42,746)	(10,414)	(10,795)	(9,826)	(28,543)	(21,929)	(11,296)	(120,764)

Net investment income (loss)	(42,746)	30,860	452	22,127	(28,543)	(14,894)	3,229	(120,764)

Realized gain (loss) on investments	(2,509)	(22,355)	91,229	279,091	(50,030)	122,991	(92,938)	1,175,433

Change in unrealized gain (loss) on investments	180,790	(33,087)	131,540	(31,120)	200,523	(84,923)	127,755	545,122

Net gain (loss) on investments	178,281	(55,442)	222,769	247,971	150,493	38,068	34,817	1,720,555

Reinvested capital gains	324,538	—	—	—	—	4,843	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$460,073	(24,582)	223,221	270,098	121,950	28,017	38,046	1,599,791

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ROF	RPMF	RREF	RRF	RTEC	RTEL	RTF	RTRF

Reinvested dividends	$6,197	151,238	25,630	—	—	1,023	68,677	—

Mortality and expense risk charges (note 2)	(282,217)	(94,712)	(23,179)	(17,553)	(122,600)	(6,497)	(683,528)	(20,889)

Net investment income (loss)	(276,020)	56,526	2,451	(17,553)	(122,600)	(5,474)	(614,851)	(20,889)

Realized gain (loss) on investments	4,032,525	1,595,888	(62,718)	139,079	1,314,633	59,516	3,795,966	40,434

Change in unrealized gain (loss) on investments	(1,846,354)	4,406,973	92,369	(35,393)	(240,042)	76,696	21,394,386	119,156

Net gain (loss) on investments	2,186,171	6,002,861	29,651	103,686	1,074,591	136,212	25,190,352	159,590

Reinvested capital gains	1,126,751	—	—	22,381	885,833	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$3,036,902	6,059,387	32,102	108,514	1,837,824	130,738	24,575,501	138,701

Investment Activity*:	RUF	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD	RVIMC

Reinvested dividends	$16,828	48,428	28,497	43,187	42,175	—	13,817	1,192

Mortality and expense risk charges (note 2)	(2,371)	(18,908)	(30,635)	(24,991)	(14,554)	(144,157)	(2,187)	(486)

Net investment income (loss)	14,457	29,520	(2,138)	18,196	27,621	(144,157)	11,630	706

Realized gain (loss) on investments	(55,111)	(204,619)	143,013	(26,275)	(50,038)	3,252,683	(92,989)	(2,636)

Change in unrealized gain (loss) on investments	(2,173)	112,312	163,061	8,213	59,191	(553,534)	(17,663)	(1,153)

Net gain (loss) on investments	(57,284)	(92,307)	306,074	(18,062)	9,153	2,699,149	(110,652)	(3,789)

Reinvested capital gains	—	—	—	—	—	938,675	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$(42,827)	(62,787)	303,936	134	36,774	3,493,667	(99,022)	(3,083)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU	RVSCG

Reinvested dividends	$7,481	—	106,466	20,558	—	4,254	26,470	—

Mortality and expense risk charges (note 2)	(1,879)	(147,359)	(136,056)	(29,682)	(52,929)	(51,974)	(18,045)	(38,555)

Net investment income (loss)	5,602	(147,359)	(29,590)	(9,124)	(52,929)	(47,720)	8,425	(38,555)

Realized gain (loss) on investments	(42,955)	634,773	291,954	10,191	(142,204)	261,230	(103,056)	52,702

Change in unrealized gain (loss) on investments	(6,212)	(1,008,405)	392,548	335,114	120,943	(492,197)	116,591	109,122

Net gain (loss) on investments	(49,167)	(373,632)	684,502	345,305	(21,261)	(230,967)	13,535	161,824

Reinvested capital gains	—	1,320,633	417,273	—	201,687	347,444	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$(43,565)	799,642	1,072,185	336,181	127,497	68,757	21,960	123,269

Investment Activity*:	RVSCV	RVSDL	RVWDL	HTDEIA	HTIOIA	HTMCIA	AVIE2	IVBRA2

Reinvested dividends	$—	19,942	8,601	2,596	1,981	—	10,917	223,123

Mortality and expense risk charges (note 2)	(28,514)	(5,631)	(2,286)	(1,933)	(347)	(640)	(10,909)	(39,141)

Net investment income (loss)	(28,514)	14,311	6,315	663	1,634	(640)	8	183,982

Realized gain (loss) on investments	(94,754)	(90,599)	14,200	15,981	846	1,956	16,690	(139,253)

Change in unrealized gain (loss) on investments	52,112	(25,004)	10,300	724	17,744	(30,017)	58,625	205,695

Net gain (loss) on investments	(42,642)	(115,603)	24,500	16,705	18,590	(28,061)	75,315	66,442

Reinvested capital gains	52,554	—	—	58,345	934	28,026	59,571	—

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,602)	(101,292)	30,815	75,713	21,158	(675)	134,894	250,424

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	IVEW52	IVEW5I	IVGMMI	OVAG	OVGSS	OVIG	OVSC	OVSCS

Reinvested dividends	$182,415	33,665	1,696	—	—	5,148	3,488	34,144

Mortality and expense risk charges (note 2)	(149,693)	(6,311)	(153)	(4,323)	(148,947)	(4,871)	(2,311)	(163,306)

Net investment income (loss)	32,722	27,354	1,543	(4,323)	(148,947)	277	1,177	(129,162)

Realized gain (loss) on investments	71,522	47,455	—	46,233	(740,495)	(58,437)	6,949	269,472

Change in unrealized gain (loss) on investments	110,762	(38,668)	—	(106,441)	(411,775)	140,097	(20,243)	(602,726)

Net gain (loss) on investments	182,284	8,787	—	(60,208)	(1,152,270)	81,660	(13,294)	(333,254)

Reinvested capital gains	1,054,695	164,506	—	129,824	2,954,933	138,078	78,288	1,518,180

Net increase (decrease) in contract owners’ equity resulting from operations	$1,269,701	200,647	1,543	65,293	1,653,716	220,015	66,171	1,055,764

Investment Activity*:	JABS	JAFBS	JAGSEI	JAGTS	JAIGS	JAMGS	JAWGS	LZREMI

Reinvested dividends	$611,650	221,640	1,115	—	10,827	44,736	1,433	12,721

Mortality and expense risk charges (note 2)	(412,540)	(54,221)	(3,238)	(488,798)	(8,635)	(297,865)	(4,194)	(1,531)

Net investment income (loss)	199,110	167,419	(2,123)	(488,798)	2,192	(253,129)	(2,761)	11,190

Realized gain (loss) on investments	1,746,755	(167,021)	14,735	3,543,840	18,928	242,860	1,130	23,883

Change in unrealized gain (loss) on investments	1,470,893	285,139	28,013	2,026,264	157,909	(525,591)	41,954	117,782

Net gain (loss) on investments	3,217,648	118,118	42,748	5,570,104	176,837	(282,731)	43,084	141,665

Reinvested capital gains	1,103,589	—	12,218	3,830,954	—	2,130,500	10,430	—

Net increase (decrease) in contract owners’ equity resulting from operations	$4,520,347	285,537	52,843	8,912,260	179,029	1,594,640	50,753	152,855

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	LZREMS	LPVAI	LPVCA2	LPVCII	LPVCMI	LPWHY2	SBVI	SBVSG2

Reinvested dividends	$79,360	2,385	—	82,820	739	130,511	16,609	—

Mortality and expense risk charges (note 2)	(41,886)	(1,332)	(17,405)	(11,152)	(710)	(27,049)	(19,175)	(93,068)

Net investment income (loss)	37,474	1,053	(17,405)	71,668	29	103,462	(2,566)	(93,068)

Realized gain (loss) on investments	313,498	14,470	(118,943)	(2,093)	6,838	(1,377)	(1,648)	331,118

Change in unrealized gain (loss) on investments	631,851	(29,367)	6,424	(210,752)	(14,801)	77,947	(17,409)	(338,543)

Net gain (loss) on investments	945,349	(14,897)	(112,519)	(212,845)	(7,963)	76,570	(19,057)	(7,425)

Reinvested capital gains	—	68,082	264,675	528,719	14,738	—	146,470	615,746

Net increase (decrease) in contract owners’ equity resulting from operations	$982,823	54,238	134,751	387,542	6,804	180,032	124,847	515,253

Investment Activity*:	LACDV2	LACI2	LACIP2	LACIPS	LACIPT	LACIST	LACMVS	LACU2

Reinvested dividends	$97,035	—	1	—	60,701	2,372	3	—

Mortality and expense risk charges (note 2)	(84,673)	(242)	(498)	(130,815)	(1,611)	(621)	(31,755)	(30,510)

Net investment income (loss)	12,362	(242)	(497)	(130,815)	59,090	1,751	(31,752)	(30,510)

Realized gain (loss) on investments	92,876	5,995	18,876	741,710	573	12,081	112,010	552,815

Change in unrealized gain (loss) on investments	640,464	1,425	3,490	50,223	(43,055)	18,438	(73,619)	(471,552)

Net gain (loss) on investments	733,340	7,420	22,366	791,933	(42,482)	30,519	38,391	81,263

Reinvested capital gains	—	—	—	—	—	—	168,858	246,163

Net increase (decrease) in contract owners’ equity resulting from operations	$745,702	7,178	21,869	661,118	16,608	32,270	175,497	296,916

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	LACUST	LACV2	LACVS	LJPCBT	LJPMVS	LJPSCS	LJPUES	LOVSDC

Reinvested dividends	$—	119,377	35,954	559,720	42,864	8,951	40,981	1,004,441

Mortality and expense risk charges (note 2)	(583)	(103,484)	(28,361)	(47,130)	(11,350)	(4,363)	(27,498)	(214,653)

Net investment income (loss)	(583)	15,893	7,593	512,590	31,514	4,588	13,483	789,788

Realized gain (loss) on investments	3,581	82,972	47,349	8,297	9,298	46,502	228,235	(128,993)

Change in unrealized gain (loss) on investments	31,616	345,462	103,686	421,690	(265,713)	(8,779)	674,859	275,964

Net gain (loss) on investments	35,197	428,434	151,035	429,987	(256,415)	37,723	903,094	146,971

Reinvested capital gains	18,442	576,700	198,660	—	391,751	115,912	247,628	—

Net increase (decrease) in contract owners’ equity resulting from operations	$53,056	1,021,027	357,288	942,577	166,850	158,223	1,164,205	936,759

Investment Activity*:	LOVTRC	M3GRES	MEGS	MMCGSC	MNDSC	MV2CBI	MV2RII	MV2RIS

Reinvested dividends	$498,475	10,423	—	—	—	4,634	505	28,447

Mortality and expense risk charges (note 2)	(118,533)	(9,715)	(2,345)	(24,820)	(2,075)	(325)	(119)	(22,795)

Net investment income (loss)	379,942	708	(2,345)	(24,820)	(2,075)	4,309	386	5,652

Realized gain (loss) on investments	(132,977)	(40,717)	71,569	2,285	96	26	87	111,671

Change in unrealized gain (loss) on investments	303,383	54,867	(86,977)	(431,576)	29,020	2,162	6,147	236,677

Net gain (loss) on investments	170,406	14,150	(15,408)	(429,291)	29,116	2,188	6,234	348,348

Reinvested capital gains	—	—	68,814	484,297	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$550,348	14,858	51,061	30,186	27,041	6,497	6,620	354,000

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MV3LMS	MV3MVI	MV3MVS	MVBRES	MVFIC	MVGTAS	MVIGIC	MVIGSC

Reinvested dividends	$6,956	4,285	109,893	22,686	25,047	37,905	18,212	51,745

Mortality and expense risk charges (note 2)	(2,619)	(1,361)	(147,334)	(34,219)	(5,026)	(8,627)	(6,102)	(78,835)

Net investment income (loss)	4,337	2,924	(37,441)	(11,533)	20,021	29,278	12,110	(27,090)

Realized gain (loss) on investments	2,565	(40)	(23,300)	27,129	(860)	6,710	33,547	159,923

Change in unrealized gain (loss) on investments	432	(17,855)	(552,394)	(132,210)	41,238	11,816	149,035	654,515

Net gain (loss) on investments	2,997	(17,895)	(575,694)	(105,081)	40,378	18,526	182,582	814,438

Reinvested capital gains	—	37,296	1,197,495	536,999	116,519	32,845	108,343	383,633

Net increase (decrease) in contract owners’ equity resulting from operations	$7,334	22,325	584,360	420,385	176,918	80,649	303,035	1,170,981

Investment Activity*:	MVITSI	MVIVSC	MVUSC	MGRFV	MSEMB	MSVEG2	MSVEM	MSVGT2

Reinvested dividends	$604	425,490	135,623	74,064	729,076	—	2,300	—

Mortality and expense risk charges (note 2)	(133)	(329,772)	(56,516)	(22,025)	(58,596)	(253,546)	(2,002)	(13,077)

Net investment income (loss)	471	95,718	79,107	52,039	670,480	(253,546)	298	(13,077)

Realized gain (loss) on investments	263	938,592	(47,252)	(6,993)	(578,957)	15,356,034	9,804	(20,491)

Change in unrealized gain (loss) on investments	(11,593)	6,107,642	499,078	25,899	566,487	(7,255,308)	139,654	141,901

Net gain (loss) on investments	(11,330)	7,046,234	451,826	18,906	(12,470)	8,100,726	149,458	121,410

Reinvested capital gains	15,464	1,819,767	67,636	55,638	—	—	19,102	36,947

Net increase (decrease) in contract owners’ equity resulting from operations	$4,605	8,961,719	598,569	126,583	658,010	7,847,180	168,858	145,280

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	DTRTFB	EIF2	GBF	GBF2	GEM	GEM2	GVAAA2	GVABD2

Reinvested dividends	$145,819	173,321	84,201	213,218	19,743	11,877	—	—

Mortality and expense risk charges (note 2)	(42,052)	(143,188)	(33,501)	(57,282)	(46,787)	(71,928)	(1,239,044)	(167,815)

Net investment income (loss)	103,767	30,133	50,700	155,936	(27,044)	(60,051)	(1,239,044)	(167,815)

Realized gain (loss) on investments	(163,796)	(131,684)	(96,851)	(127,924)	186,303	311,081	2,327,726	(184,572)

Change in unrealized gain (loss) on investments	281,229	1,867,554	162,366	249,785	880,944	1,783,998	6,874,192	1,185,256

Net gain (loss) on investments	117,433	1,735,870	65,515	121,861	1,067,247	2,095,079	9,201,918	1,000,684

Reinvested capital gains	—	519,433	—	—	—	—	6,109,971	—

Net increase (decrease) in contract owners’ equity resulting from operations	$221,200	2,285,436	116,215	277,797	1,040,203	2,035,028	14,072,845	832,869

Investment Activity*:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC

Reinvested dividends	$—	—	—	—	—	4,089,123	—	—

Mortality and expense risk charges (note 2)	(390,748)	(740,531)	(1,107,917)	(236,096)	(150,474)	(4,888,383)	(92,752)	(131,354)

Net investment income (loss)	(390,748)	(740,531)	(1,107,917)	(236,096)	(150,474)	(799,260)	(92,752)	(131,354)

Realized gain (loss) on investments	950,351	2,734,239	1,837,586	(725,828)	(38,603)	28,387,271	(31,953)	35,849

Change in unrealized gain (loss) on investments	5,122,123	3,082,774	14,817,046	3,583,153	1,384,143	37,961,029	1,141,803	886,461

Net gain (loss) on investments	6,072,474	5,817,013	16,654,632	2,857,325	1,345,540	66,348,300	1,109,850	922,310

Reinvested capital gains	1,062,453	4,926,569	1,677,545	176,166	—	700,390	111,789	—

Net increase (decrease) in contract owners’ equity resulting from operations	$6,744,179	10,003,051	17,224,260	2,797,395	1,195,066	66,249,430	1,128,887	790,956

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GVIDM	HIBF	IDPG2	IDPGI2	MCIF	MSBF	NAMAA2	NAMGI2

Reinvested dividends	$—	340,538	—	—	902,029	1,483,931	—	—

Mortality and expense risk charges (note 2)	(612,926)	(66,614)	(41,084)	(52,445)	(779,107)	(208,617)	(105,485)	(66,865)

Net investment income (loss)	(612,926)	273,924	(41,084)	(52,445)	122,922	1,275,314	(105,485)	(66,865)

Realized gain (loss) on investments	(1,238,422)	(107,455)	17,514	26,934	609,357	(18,193)	17,041	454,969

Change in unrealized gain (loss) on investments	8,050,487	94,126	353,050	436,767	(1,979,017)	(345,207)	1,017,811	(137,101)

Net gain (loss) on investments	6,812,065	(13,329)	370,564	463,701	(1,369,660)	(363,400)	1,034,852	317,868

Reinvested capital gains	—	—	—	—	4,650,531	—	—	336,480

Net increase (decrease) in contract owners’ equity resulting from operations	$6,199,139	260,595	329,480	411,256	3,403,793	911,914	929,367	587,483

Investment Activity*:	NCPG2	NCPGI2	NDES2	NDESY	NFDIW2	NIFY	NJMIM2	NLCGY

Reinvested dividends	$—	—	—	15,066	11,387	8,928	77,219	50,961

Mortality and expense risk charges (note 2)	(11,684)	(18,513)	(361)	(21,571)	(28,021)	(13,319)	(20,372)	(66,035)

Net investment income (loss)	(11,684)	(18,513)	(361)	(6,505)	(16,634)	(4,391)	56,847	(15,074)

Realized gain (loss) on investments	51,428	38,291	3,272	263,501	69,238	187,552	(639)	1,058,263

Change in unrealized gain (loss) on investments	12,671	89,767	(1,187)	1,246,815	291,371	267,269	(86,520)	1,847,871

Net gain (loss) on investments	64,099	128,058	2,085	1,510,316	360,609	454,821	(87,159)	2,906,134

Reinvested capital gains	12,847	1,826	8,938	428,813	25,651	106,756	9,847	23,092

Net increase (decrease) in contract owners’ equity resulting from operations	$65,262	111,371	10,662	1,932,624	369,626	557,186	(20,465)	2,914,152

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NNASD2	NUSTLY	NVAMV2	NVAMVZ	NVBX	NVCBD2	NVCBDP	NVCBDY

Reinvested dividends	$22,335	—	8,972	162,566	3,093,053	63,891	773,830	4,046

Mortality and expense risk charges (note 2)	(74,346)	(47,154)	(15,246)	(157,378)	(494,838)	(40,620)	(225,565)	(324)

Net investment income (loss)	(52,011)	(47,154)	(6,274)	5,188	2,598,215	23,271	548,265	3,722

Realized gain (loss) on investments	375,716	738,993	112,369	162,282	(1,373,845)	(584,950)	30,438	(7)

Change in unrealized gain (loss) on investments	187,093	1,245,462	(49,470)	554,348	1,249,267	742,854	103,526	480

Net gain (loss) on investments	562,809	1,984,455	62,899	716,630	(124,578)	157,904	133,964	473

Reinvested capital gains	24,953	528,030	143,668	1,422,975	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$535,751	2,465,331	200,293	2,144,793	2,473,637	181,175	682,229	4,195

Investment Activity*:	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2

Reinvested dividends	$—	—	—	—	—	—	—	—

Mortality and expense risk charges (note 2)	(147,937)	(118,664)	(105,594)	(104,208)	(164,514)	(86,287)	(112,003)	(108,642)

Net investment income (loss)	(147,937)	(118,664)	(105,594)	(104,208)	(164,514)	(86,287)	(112,003)	(108,642)

Realized gain (loss) on investments	451,094	108,826	856,795	663,734	581,679	979,464	116,483	(434,374)

Change in unrealized gain (loss) on investments	738,081	652,879	163,118	(13,638)	688,196	152,371	784,951	1,478,713

Net gain (loss) on investments	1,189,175	761,705	1,019,913	650,096	1,269,875	1,131,835	901,434	1,044,339

Reinvested capital gains	253,541	—	138,289	92,537	262,197	41,832	174,154	—

Net increase (decrease) in contract owners’ equity resulting from operations	$1,294,779	643,041	1,052,608	638,425	1,367,558	1,087,380	963,585	935,697

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVDCA2	NVFIII	NVGEII	NVIE6	NVIX	NVMGA2	NVMIVZ	NVMLG2

Reinvested dividends	$—	235,626	62,710	51,578	2,267,690	—	125,484	887,140

Mortality and expense risk charges (note 2)	(173,858)	(87,371)	(45,987)	(65,919)	(582,234)	(36,199)	(62,215)	(249,103)

Net investment income (loss)	(173,858)	148,255	16,723	(14,341)	1,685,456	(36,199)	63,269	638,037

Realized gain (loss) on investments	(410,296)	(317,520)	354,477	345,831	1,461,232	56,450	911,076	1,245,830

Change in unrealized gain (loss) on investments	2,307,017	521,224	176,257	1,258,935	10,772,652	410,967	415,895	(2,306,939)

Net gain (loss) on investments	1,896,721	203,704	530,734	1,604,766	12,233,884	467,417	1,326,971	(1,061,109)

Reinvested capital gains	209,476	—	3,765	206,300	—	—	—	3,225,473

Net increase (decrease) in contract owners’ equity resulting from operations	$1,932,339	351,959	551,222	1,796,725	13,919,340	431,218	1,390,240	2,802,401

Investment Activity*:	NVMM2	NVMMG1	NVMMG2	NVMMV2	NVNMO2	NVNSR2	NVOLG2	NVRE2

Reinvested dividends	$5,728,814	—	—	71,782	17,541	9,358	136,498	75,502

Mortality and expense risk charges (note 2)	(2,005,491)	(1,998)	(91,262)	(84,049)	(52,273)	(8,340)	(240,071)	(68,892)

Net investment income (loss)	3,723,323	(1,998)	(91,262)	(12,267)	(34,732)	1,018	(103,573)	6,610

Realized gain (loss) on investments	—	1,473	321,732	(247,298)	(800,115)	(64,547)	1,085,469	(275,637)

Change in unrealized gain (loss) on investments	—	12,424	(20,032)	(83,911)	745,180	31,418	2,045,091	(70,057)

Net gain (loss) on investments	—	13,897	301,700	(331,209)	(54,935)	(33,129)	3,130,560	(345,694)

Reinvested capital gains	134	2,971	89,442	459,720	480,623	27,772	—	64,072

Net increase (decrease) in contract owners’ equity resulting from operations	$3,723,457	14,870	299,880	116,244	390,956	(4,339)	3,026,987	(275,012)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2

Reinvested dividends	$426,730	414,835	7,897	559	37,186	55,415	—	—

Mortality and expense risk charges (note 2)	(501,988)	(135,181)	(4,978)	(189)	(52,806)	(64,300)	(43,157)	(63,829)

Net investment income (loss)	(75,258)	279,654	2,919	370	(15,620)	(8,885)	(43,157)	(63,829)

Realized gain (loss) on investments	(2,082,066)	85,093	20,957	—	(241,134)	(952,417)	217,923	157,137

Change in unrealized gain (loss) on investments	5,450,648	92,892	108,400	—	302,114	307,118	(37,643)	261,761

Net gain (loss) on investments	3,368,582	177,985	129,357	—	60,980	(645,299)	180,280	418,898

Reinvested capital gains	1,556,383	—	—	—	270,927	532,540	175,207	440,750

Net increase (decrease) in contract owners’ equity resulting from operations	$4,849,707	457,639	132,276	370	316,287	(121,644)	312,330	795,819

Investment Activity*:	SCVF	SCVF2	TRF	TRF2	DWVEMD	DWVSVS	DWVSVT	WRASP

Reinvested dividends	$25,345	32,279	12,562	21,067	8,090	87,725	635	97,131

Mortality and expense risk charges (note 2)	(30,207)	(33,621)	(20,537)	(38,618)	(1,883)	(100,368)	(187)	(118,635)

Net investment income (loss)	(4,862)	(1,342)	(7,975)	(17,551)	6,207	(12,643)	448	(21,504)

Realized gain (loss) on investments	(125,287)	(45,848)	25,568	71,691	47,577	(20,919)	106	181,816

Change in unrealized gain (loss) on investments	(40,246)	(182,174)	76,485	162,171	288,547	40,249	1,289	443,229

Net gain (loss) on investments	(165,533)	(228,022)	102,053	233,862	336,124	19,330	1,395	625,045

Reinvested capital gains	141,653	215,841	112,790	248,095	1,037	579,645	3,092	527,975

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,742)	(13,523)	206,868	464,406	343,368	586,332	4,935	1,131,516

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	WRENG	MNCPS2	MNHCBI	MNVFRI	MNWLGI	PSHYBI	PSTRBI	PMUBA

Reinvested dividends	$7,964	156,458	115,610	58,455	—	—	—	195,640

Mortality and expense risk charges (note 2)	(9,361)	(57,234)	(6,720)	(2,870)	(371)	(1,381)	(2,997)	(41,384)

Net investment income (loss)	(1,397)	99,224	108,890	55,585	(371)	(1,381)	(2,997)	154,256

Realized gain (loss) on investments	12,195	(71,803)	44,365	(2,291)	3,980	2,996	96,329	(126,516)

Change in unrealized gain (loss) on investments	64,198	633,862	(30,909)	(14,641)	(1,317)	30,244	(26,372)	206,115

Net gain (loss) on investments	76,393	562,059	13,456	(16,932)	2,663	33,240	69,957	79,599

Reinvested capital gains	—	—	—	—	12,743	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$74,996	661,283	122,346	38,653	15,035	31,859	66,960	233,855

Investment Activity*:	PMVAAD	PMVEBD	PMVFAD	PMVFHI	PMVFHV	PMVGBD	PMVHYD	PMVHYI

Reinvested dividends	$140,141	260,763	57,285	75,240	119,985	72,700	242,798	945

Mortality and expense risk charges (note 2)	(39,389)	(44,527)	(19,145)	(7,151)	(36,499)	(23,491)	(55,034)	(50)

Net investment income (loss)	100,752	216,236	38,140	68,089	83,486	49,209	187,764	895

Realized gain (loss) on investments	(116,833)	(134,515)	(127,222)	(13,026)	(80,275)	(77,443)	72,354	3

Change in unrealized gain (loss) on investments	388,969	398,559	229,122	20,185	94,323	196,599	13,955	334

Net gain (loss) on investments	272,136	264,044	101,900	7,159	14,048	119,156	86,309	337

Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$372,888	480,280	140,040	75,248	97,534	168,365	274,073	1,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PMVII	PMVIV	PMVLAD	PMVLDI	PMVRA	PMVRI	PMVRSD	PMVRSI

Reinvested dividends	$485,184	820,230	254,542	55,095	19,555	53,074	140,051	35,484

Mortality and expense risk charges (note 2)	(31,211)	(182,033)	(97,322)	(4,402)	(6,702)	(5,353)	(47,009)	(3,908)

Net investment income (loss)	453,973	638,197	157,220	50,693	12,853	47,721	93,042	31,576

Realized gain (loss) on investments	47,805	345,783	53,223	(9,428)	10,158	(27,975)	(796,404)	(91,166)

Change in unrealized gain (loss) on investments	368,905	392,229	34,792	30,038	2,741	90,582	1,574,045	257,166

Net gain (loss) on investments	416,710	738,012	88,015	20,610	12,899	62,607	777,641	166,000

Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$870,683	1,376,209	245,235	71,303	25,752	110,328	870,683	197,576

Investment Activity*:	PMVSTA	PMVSTI	PMVTRI	PNVCA1	PNVCB1	PNVDI1	PNVMC1	PNVSC1

Reinvested dividends	$690,304	146,678	188,856	1,142	60,741	10,756	3,584	218

Mortality and expense risk charges (note 2)	(172,781)	(10,817)	(15,436)	(708)	(4,706)	(1,552)	(3,879)	(222)

Net investment income (loss)	517,523	135,861	173,420	434	56,035	9,204	(295)	(4)

Realized gain (loss) on investments	95,747	8,872	(88,508)	15,392	185	7,750	71,364	893

Change in unrealized gain (loss) on investments	(78,304)	(5,671)	274,029	(6,129)	37,689	71,498	(208,105)	4,402

Net gain (loss) on investments	17,443	3,201	185,521	9,263	37,874	79,248	(136,741)	5,295

Reinvested capital gains	—	—	—	17,786	—	27,504	143,711	3,387

Net increase (decrease) in contract owners’ equity resulting from operations	$534,966	139,062	358,941	27,483	93,909	115,956	6,675	8,678

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PNVST1	PROA30	PROAHY	PROBIO	PROBL	PROBM	PROBNK	PROBR

Reinvested dividends	$34,619	24,210	56,051	—	19,025	994	7,626	1,278

Mortality and expense risk charges (note 2)	(2,295)	(8,703)	(29,803)	(36,116)	(67,411)	(7,896)	(9,434)	(834)

Net investment income (loss)	32,324	15,507	26,248	(36,116)	(48,386)	(6,902)	(1,808)	444

Realized gain (loss) on investments	4,891	147,347	58,361	88,331	373,269	(106,669)	28,315	(22,370)

Change in unrealized gain (loss) on investments	(5,308)	4,245	(18,316)	392,004	14,776	46,215	39,620	10,857

Net gain (loss) on investments	(417)	151,592	40,045	480,335	388,045	(60,454)	67,935	(11,513)

Reinvested capital gains	—	—	—	181,559	243,139	58,930	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$31,907	167,099	66,293	625,778	582,798	(8,426)	66,127	(11,069)

Investment Activity*:	PROCG	PROCS	PROE30	PROEM	PROFIN	PROGVP	PROHC	PROIND

Reinvested dividends	$16,907	—	30,272	11,238	142	3,492	177	—

Mortality and expense risk charges (note 2)	(23,240)	(23,269)	(20,302)	(19,992)	(29,495)	(1,721)	(61,881)	(49,638)

Net investment income (loss)	(6,333)	(23,269)	9,970	(8,754)	(29,353)	1,771	(61,704)	(49,638)

Realized gain (loss) on investments	(186,197)	135,635	151,533	336,261	172,475	(12,658)	(620,350)	385,990

Change in unrealized gain (loss) on investments	21,208	(222,310)	109,165	6,227	22,654	4,921	604,451	6,007

Net gain (loss) on investments	(164,989)	(86,675)	260,698	342,488	195,129	(7,737)	(15,899)	391,997

Reinvested capital gains	186,048	124,138	42,556	—	28,499	—	457,265	130,471

Net increase (decrease) in contract owners’ equity resulting from operations	$14,726	14,194	313,224	333,734	194,275	(5,966)	379,662	472,830

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PROINT	PROJP	PRON	PRONET	PROOG	PROPHR	PROPM	PRORRO

Reinvested dividends	$15,036	48,321	36,415	—	88,652	1,749	88,927	72,592

Mortality and expense risk charges (note 2)	(6,555)	(12,569)	(130,253)	(51,797)	(63,779)	(8,814)	(53,525)	(4,084)

Net investment income (loss)	8,481	35,752	(93,838)	(51,797)	24,873	(7,065)	35,402	68,508

Realized gain (loss) on investments	109,125	6,361	1,074,460	692,530	(480,511)	169,543	2,614,103	(916,160)

Change in unrealized gain (loss) on investments	6,773	1,281	(151,171)	(408,161)	71,579	12,552	668,910	726,841

Net gain (loss) on investments	115,898	7,642	923,289	284,369	(408,932)	182,095	3,283,013	(189,319)

Reinvested capital gains	—	180,061	636,420	29,055	494,715	—	—	126,994

Net increase (decrease) in contract owners’ equity resulting from operations	$124,379	223,455	1,465,871	261,627	110,656	175,030	3,318,415	6,183

Investment Activity*:	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROUN	PROUSN

Reinvested dividends	$—	106	15,075	566	—	—	7,090	878

Mortality and expense risk charges (note 2)	(260,974)	(225)	(18,435)	(427)	(166,195)	(26,261)	(56,487)	(887)

Net investment income (loss)	(260,974)	(119)	(3,360)	139	(166,195)	(26,261)	(49,397)	(9)

Realized gain (loss) on investments	2,379,698	63,227	12,673	(22,415)	(362,098)	316,873	1,328,286	(24,966)

Change in unrealized gain (loss) on investments	(11,819,399)	(26)	(265,936)	1,031	(3,316,676)	14,584	(834,853)	4,733

Net gain (loss) on investments	(9,439,701)	63,201	(253,263)	(21,384)	(3,678,774)	331,457	493,433	(20,233)

Reinvested capital gains	5,171,838	—	—	—	1,627,368	—	311,436	—

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,528,837)	63,082	(256,623)	(21,245)	(2,217,601)	305,196	755,472	(20,242)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PROUTL	PVEIB	PVEIIA	PVGPB	PVIGIB	PVNOB	PVTIGB	TRBCGP

Reinvested dividends	$42,809	464,153	42,858	5,799	21,856	3,874	160	—

Mortality and expense risk charges (note 2)	(47,361)	(387,873)	(9,056)	(5,520)	(23,037)	(5,408)	(22,123)	(14,465)

Net investment income (loss)	(4,552)	76,280	33,802	279	(1,181)	(1,534)	(21,963)	(14,465)

Realized gain (loss) on investments	272,752	565,052	61,544	663	624,244	(16,550)	51,485	201,468

Change in unrealized gain (loss) on investments	104,702	3,332,459	244,286	49,032	(102,874)	(3,059)	403,033	144,391

Net gain (loss) on investments	377,454	3,897,511	305,830	49,695	521,370	(19,609)	454,518	345,859

Reinvested capital gains	1,380	2,220,278	179,154	15,067	15,324	68,161	88,218	398,562

Net increase (decrease) in contract owners’ equity resulting from operations	$374,282	6,194,069	518,786	65,041	535,513	47,018	520,773	729,956

Investment Activity*:	TRHS2	TRLT1	TRMCG2	VEEMS	VVGGS	VWHA	VWHAS	VVEI

Reinvested dividends	$—	40,992	—	3,472	145,629	37,744	139,003	4,802

Mortality and expense risk charges (note 2)	(310,505)	(3,273)	(36,331)	(8,505)	(121,505)	(24,373)	(65,616)	(812)

Net investment income (loss)	(310,505)	37,719	(36,331)	(5,033)	24,124	13,371	73,387	3,990

Realized gain (loss) on investments	(1,799,268)	830	(126,253)	(79,149)	1,656,612	24,961	121,194	3,922

Change in unrealized gain (loss) on investments	5,545,162	11,625	(174,797)	281,211	7,924,522	428,102	1,566,493	13,748

Net gain (loss) on investments	3,745,894	12,455	(301,050)	202,062	9,581,134	453,063	1,687,687	17,670

Reinvested capital gains	1,086,157	—	466,843	—	—	—	—	14,597

Net increase (decrease) in contract owners’ equity resulting from operations	$4,521,546	50,174	129,462	197,029	9,605,258	466,434	1,761,074	36,257

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$		$		$		$		$		$		$
Investment Activity*:	VVHGB		VVI		VVMCI		VVSTC		VVTISI		VVTSM		PIHYB2		PIVF2

Reinvested dividends		$415,864		38,948		80,672		353,042		285,050		101,337		7,292		1,282

Mortality and expense risk charges (note 2)		(41,522)		(16,422)		(22,331)		(18,274)		(34,557)		(29,354)		(1,687)		(6,035)

Net investment income (loss)		374,342		22,526		58,341		334,768		250,493		71,983		5,605		(4,753)

Realized gain (loss) on investments		(180,076)		90,323		16,973		273,759		53,448		84,765		8		61

Change in unrealized gain (loss) on investments		590,667		465,815		326,145		(233,250)		2,338,881		832,330		2,406		51,508

Net gain (loss) on investments		410,591		556,138		343,118		40,509		2,392,329		917,095		2,414		51,569

Reinvested capital gains		—		262,503		321,389		—		173,770		473,063		—		64,763

Net increase (decrease) in contract owners’ equity resulting from operations		$784,933		841,167		722,848		375,277		2,816,592		1,462,141		8,019		111,579

	$		$
Investment Activity*:	PIVFI		VRVDRA

Reinvested dividends		$1,160		107,727

Mortality and expense risk charges (note 2)		(888)		(45,028)

Net investment income (loss)		272		62,699

Realized gain (loss) on investments		6,476		67,202

Change in unrealized gain (loss) on investments		13,191		(186,515)

Net gain (loss) on investments		19,667		(119,313)

Reinvested capital gains		35,564		17,208

Net increase (decrease) in contract owners’ equity resulting from operations		$55,503		(39,406)

*For

all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVBWB				ALVGIA				ALVIVB				ALVPGB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,342		2,380		9,352		13,925		7,122		3,123		(27,836)		(2,511)

Realized gain (loss) on investments		(1,216)		(6,331)		(20,220)		76,136		123,830		7,173		38,033		18,166

Change in unrealized gain (loss) on investments		57,710		37,227		(12,302)		(31,106)		49,018		(581)		94,643		12,716

Reinvested capital gains		30,883		12,362		123,737		44,075		—		—		302,252		15,966

Net increase (decrease) in contract owners’ equity resulting from operations		90,719		45,638		100,567		103,030		179,970		9,715		407,092		44,337

Equity transactions:

Purchase payments received from contract owners (note 4)		—		6		453,244		93,956		—		5,069		1,330,576		642,675

Transfers between subaccounts, net		—		—		257,475		60,354		387,908		15,640		930,288		342,477

Redemptions (notes 2, 3, and 4)		(77,405)		(85,666)		(591,827)		(135,541)		(147,022)		(13,100)		(54,225)		(1,529)

Adjustments to maintain reserves		57		(22)		5		(5)		52		(22)		(4)		(4)

Net equity transactions		(77,348)		(85,682)		118,897		18,764		240,938		7,587		2,206,635		983,619

Net change in contract owners’ equity		13,371		(40,044)		219,464		121,794		420,908		17,302		2,613,727		1,027,956

Contract owners’ equity at beginning of period		607,120		647,164		846,921		725,127		288,080		270,778		1,027,956		—

Contract owners’ equity at end of period		$620,491		607,120		1,066,385		846,921		708,988		288,080		3,641,683		1,027,956

CHANGE IN UNITS:

Beginning units		33,716		38,711		69,211		66,545		29,629		28,903		88,630		—

Units purchased		—		—		108,474		53,899		119,032		11,006		364,306		104,553

Units redeemed		(3,941)		(4,995)		(92,568)		(51,233)		(96,397)		(10,280)		(171,775)		(15,923)

Ending units		29,775		33,716		85,117		69,211		52,264		29,629		281,161		88,630

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVSVA				ALVSVB				AASCO				ALCAI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$905		362		(405)		—		—		(298)		(1,735)		(531)

Realized gain (loss) on investments		15		516		64		—		—		18,544		45,288		9,135

Change in unrealized gain (loss) on investments		(13,984)		2,040		14		—		—		(8,841)		(54,062)		50,284

Reinvested capital gains		17,815		3,404		—		—		—		—		138,592		—

Net increase (decrease) in contract owners’ equity resulting from operations		4,751		6,322		(327)		—		—		9,405		128,083		58,888

Equity transactions:

Purchase payments received from contract owners (note 4)		114,243		2,923		217,170		—		—		2,075		381,235		107,822

Transfers between subaccounts, net		7,749		(4,194)		—		—		—		(143,894)		132,929		(26,399)

Redemptions (notes 2, 3, and 4)		(1,428)		(755)		(1,006)		—		—		(3,409)		(12,235)		(3,163)

Adjustments to maintain reserves		6		(3)		—		—		—		3		1		(1)

Net equity transactions		120,570		(2,029)		216,164		—		—		(145,225)		501,930		78,259

Net change in contract owners’ equity		125,321		4,293		215,837		—		—		(135,820)		630,013		137,147

Contract owners’ equity at beginning of period		69,603		65,310		—		—		—		135,820		250,789		113,642

Contract owners’ equity at end of period		$194,924		69,603		215,837		—		—		—		880,802		250,789

CHANGE IN UNITS:

Beginning units		6,374		6,557		—		—		—		16,599		13,874		9,280

Units purchased		17,701		434		27,358		—		—		3,100		26,987		6,521

Units redeemed		(6,678)		(617)		(8,252)		—		—		(19,699)		(4,060)		(1,927)

Ending units		17,397		6,374		19,106		—		—		—		36,801		13,874

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WFVSG1				AAEIP3				ARLPE3				AFGC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(3,610)		(2,941)		136,638		121,241		55,315		99,077		74,747		57,197

Realized gain (loss) on investments		(38,881)		(91,440)		475,330		474,879		145,789		(16,095)		(18,018)		(9,337)

Change in unrealized gain (loss) on investments		90,037		240,108		(1,001,151)		878,657		(199,712)		112,844		69,098		(52,650)

Reinvested capital gains		62,105		—		509,564		149,458		16,899		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		109,651		145,727		120,381		1,624,235		18,291		195,826		125,827		(4,790)

Equity transactions:

Purchase payments received from contract owners (note 4)		109,598		108,570		16,714		99,559		3,380		38,760		358,477		626,490

Transfers between subaccounts, net		(55,470)		174,599		(360,768)		(429,151)		(93,292)		158,186		60,950		54,137

Redemptions (notes 2, 3, and 4)		(69,631)		(121,351)		(594,271)		(345,171)		(207,550)		(180,104)		(209,464)		(67,921)

Adjustments to maintain reserves		13		(6)		302		(221)		109		(75)		6		(3)

Net equity transactions		(15,490)		161,812		(938,023)		(674,984)		(297,353)		16,767		209,969		612,703

Net change in contract owners’ equity		94,161		307,539		(817,642)		949,251		(279,062)		212,593		335,796		607,913

Contract owners’ equity at beginning of period		1,040,944		733,405		5,246,745		4,297,494		1,394,415		1,181,822		1,530,341		922,428

Contract owners’ equity at end of period		$1,135,105		1,040,944		4,429,103		5,246,745		1,115,353		1,394,415		1,866,137		1,530,341

CHANGE IN UNITS:

Beginning units		125,779		105,161		319,199		362,468		64,760		64,037		164,040		99,499

Units purchased		30,622		41,541		60,287		87,369		42,440		15,212		46,857		76,178

Units redeemed		(30,806)		(20,923)		(117,643)		(130,638)		(55,288)		(14,489)		(25,047)		(11,637)

Ending units		125,595		125,779		261,843		319,199		51,912		64,760		185,850		164,040

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AFGF				AMVBA1				AMVBC4				AMVCB4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(5,407)		11,602		167,835		134,893		104,871		160,759		372,333		379,028

Realized gain (loss) on investments		369,359		175,166		(21,551)		(7,336)		42,236		(340,874)		707,848		170,716

Change in unrealized gain (loss) on investments		280,522		838,896		103,206		(87,061)		3,979,231		7,355,421		2,819,881		966,045

Reinvested capital gains		445,041		91,017		—		—		3,640,367		397,225		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,089,515		1,116,681		249,490		40,496		7,766,705		7,572,531		3,900,062		1,515,789

Equity transactions:

Purchase payments received from contract owners (note 4)		1,667,052		1,662,974		634,044		489,394		6,859,434		4,398,819		2,604,217		2,136,526

Transfers between subaccounts, net		(579,257)		(352,236)		56,116		415,739		(216,627)		(121,622)		(269,372)		(342,768)

Redemptions (notes 2, 3, and 4)		(215,866)		(362,034)		(87,607)		(93,519)		(4,243,049)		(4,548,230)		(1,763,786)		(2,417,738)

Adjustments to maintain reserves		11		(4)		8		(3)		273		(129)		417		(184)

Net equity transactions		871,940		948,700		602,561		811,611		2,400,031		(271,162)		571,476		(624,164)

Net change in contract owners’ equity		1,961,455		2,065,381		852,051		852,107		10,166,736		7,301,369		4,471,538		891,625

Contract owners’ equity at beginning of period		5,216,931		3,151,550		3,443,179		2,591,072		50,153,984		42,852,615		20,296,087		19,404,462

Contract owners’ equity at end of period		$7,178,386		5,216,931		4,295,230		3,443,179		60,320,720		50,153,984		24,767,625		20,296,087

CHANGE IN UNITS:

Beginning units		419,577		333,363		366,808		279,195		2,157,134		2,166,204		1,397,419		1,456,346

Units purchased		174,007		228,719		99,622		105,275		522,463		519,318		445,748		329,545

Units redeemed		(112,992)		(142,505)		(38,866)		(17,662)		(436,938)		(528,388)		(409,464)		(388,472)

Ending units		480,592		419,577		427,564		366,808		2,242,659		2,157,134		1,433,703		1,397,419

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVGL4				AMVGS4				AMVGV2				AMVHI4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,781		5,171		(58,128)		(20,543)		149,183		62,351		112,312		30,577

Realized gain (loss) on investments		83,395		2,330		(750,244)		(414,076)		(3,137)		(42,104)		1,830		460

Change in unrealized gain (loss) on investments		127,137		(7,552)		1,418,789		262,440		(6,863)		(27,949)		(4,995)		(19,929)

Reinvested capital gains		65,777		—		140,291		218,769		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		279,090		(51)		750,708		46,590		139,183		(7,702)		109,147		11,108

Equity transactions:

Purchase payments received from contract owners (note 4)		2,116,107		565,591		402,438		512,560		1,890,118		570,591		1,178,914		144,785

Transfers between subaccounts, net		(804,419)		154,520		171,829		(25,330)		979,971		635,133		1,050,675		955,074

Redemptions (notes 2, 3, and 4)		(160,314)		(4,150)		(1,283,355)		(617,807)		(427,249)		(204,592)		(373,193)		(2,590)

Adjustments to maintain reserves		(2)		(1)		324		(124)		40		(28)		(5)		(5)

Net equity transactions		1,151,372		715,960		(708,764)		(130,701)		2,442,880		1,001,104		1,856,391		1,097,264

Net change in contract owners’ equity		1,430,462		715,909		41,944		(84,111)		2,582,063		993,402		1,965,538		1,108,372

Contract owners’ equity at beginning of period		715,909		—		6,015,396		6,099,507		2,057,325		1,063,923		1,108,372		—

Contract owners’ equity at end of period		$2,146,371		715,909		6,057,340		6,015,396		4,639,388		2,057,325		3,073,910		1,108,372

CHANGE IN UNITS:

Beginning units		68,332		—		340,478		349,659		213,630		110,404		103,697		—

Units purchased		359,680		68,719		76,447		68,208		894,976		247,618		231,719		103,940

Units redeemed		(250,936)		(387)		(113,732)		(77,389)		(657,609)		(144,392)		(65,977)		(243)

Ending units		177,076		68,332		303,193		340,478		450,997		213,630		269,439		103,697

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVI4				AMVIG1				AMVM1				AMVNW1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$4,607		(11,762)		384		356		36,430		26,236		23,895		26,421

Realized gain (loss) on investments		78,866		(39,946)		695		100		(3,132)		(5,197)		41,165		7,130

Change in unrealized gain (loss) on investments		2,027,441		253,159		3,902		16		27,144		(16,997)		392,894		57,073

Reinvested capital gains		—		—		—		—		—		—		93,348		7,985

Net increase (decrease) in contract owners’ equity resulting from operations		2,110,914		201,451		4,981		472		60,442		4,042		551,302		98,609

Equity transactions:

Purchase payments received from contract owners (note 4)		45,880		165,561		—		—		298,910		28,092		374,492		265,812

Transfers between subaccounts, net		(196,672)		179,271		(2,464)		81		47,497		55,855		(38,048)		172,363

Redemptions (notes 2, 3, and 4)		(1,150,029)		(1,027,085)		(207)		(192)		(54,311)		(85,542)		(326,149)		(173,847)

Adjustments to maintain reserves		155		(61)		2		(1)		7		(2)		12		(5)

Net equity transactions		(1,300,666)		(682,314)		(2,669)		(112)		292,103		(1,597)		10,307		264,323

Net change in contract owners’ equity		810,248		(480,863)		2,312		360		352,545		2,445		561,609		362,932

Contract owners’ equity at beginning of period		8,931,806		9,412,669		15,048		14,688		590,616		588,171		2,068,529		1,705,597

Contract owners’ equity at end of period		$9,742,054		8,931,806		17,360		15,048		943,161		590,616		2,630,138		2,068,529

CHANGE IN UNITS:

Beginning units		726,619		780,341		1,482		1,494		63,057		63,165		215,700		189,461

Units purchased		66,480		85,014		17		59		42,644		9,882		73,530		103,923

Units redeemed		(159,808)		(138,736)		(236)		(71)		(12,932)		(9,990)		(75,231)		(77,684)

Ending units		633,291		726,619		1,263		1,482		92,769		63,057		213,999		215,700

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVNW4				BRVDA3				BRVED3				BRVEDI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(16,798)		28,764		75,264		28,598		5,029		37,217		109,305		96,704

Realized gain (loss) on investments		248,550		59,419		(40,892)		68,535		460,249		(427,523)		38,969		(162,838)

Change in unrealized gain (loss) on investments		3,762,421		759,809		294,033		(13,687)		126,429		438,327		400,927		(43,277)

Reinvested capital gains		850,009		85,092		219,948		171,648		30		295,942		530,968		395,799

Net increase (decrease) in contract owners’ equity resulting from operations		4,844,182		933,084		548,353		255,094		591,737		343,963		1,080,169		286,388

Equity transactions:

Purchase payments received from contract owners (note 4)		844,923		899,711		4,024,850		176,618		7,565		35,927		1,125,763		1,399,811

Transfers between subaccounts, net		193,644		(234,446)		(232,693)		468,484		(3,736,265)		229,749		17,740		611,387

Redemptions (notes 2, 3, and 4)		(1,470,277)		(955,731)		(266,861)		(444,225)		(752,053)		(2,729,261)		(1,141,763)		(849,472)

Adjustments to maintain reserves		177		(78)		106		(57)		205		(89)		8		(4)

Net equity transactions		(431,533)		(290,544)		3,525,402		200,820		(4,480,548)		(2,463,674)		1,748		1,161,722

Net change in contract owners’ equity		4,412,649		642,540		4,073,755		455,914		(3,888,811)		(2,119,711)		1,081,917		1,448,110

Contract owners’ equity at beginning of period		18,249,120		17,606,580		3,077,197		2,621,283		3,888,811		6,008,522		5,323,244		3,875,134

Contract owners’ equity at end of period		$22,661,769		18,249,120		7,150,952		3,077,197		—		3,888,811		6,405,161		5,323,244

CHANGE IN UNITS:

Beginning units		1,166,625		1,185,547		186,488		176,229		191,803		318,155		348,300		278,171

Units purchased		182,831		226,101		282,935		52,250		32,279		22,352		124,456		192,522

Units redeemed		(205,698)		(245,023)		(92,083)		(41,991)		(224,082)		(148,704)		(126,828)		(122,393)

Ending units		1,143,758		1,166,625		377,340		186,488		—		191,803		345,928		348,300

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	BRVHY3				BRVHYI				BRVIII				BRVMMI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$831,659		871,560		175,962		139,587		54,800		26,584		2,560		25,309

Realized gain (loss) on investments		(247,583)		(334,563)		(27,184)		(22,792)		11,796		295		—		—

Change in unrealized gain (loss) on investments		550,208		469,662		80,797		44,458		268,618		(74,376)		—		—

Reinvested capital gains		34,472		—		7,729		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,168,756		1,006,659		237,304		161,253		335,214		(47,497)		2,560		25,309

Equity transactions:

Purchase payments received from contract owners (note 4)		1,205,319		565,221		1,126,874		547,832		462,823		820,612		10,516		160,347

Transfers between subaccounts, net		(397,215)		139,493		57,805		81,596		347,701		199,520		129,347		(766,675)

Redemptions (notes 2, 3, and 4)		(1,679,236)		(2,061,023)		(270,556)		(239,724)		(215,330)		(7,925)		(124,717)		(45,961)

Adjustments to maintain reserves		(1,131)		3,408		5,510		3,367		1		(4)		1		12

Net equity transactions		(872,263)		(1,352,901)		919,633		393,071		595,195		1,012,203		15,147		(652,277)

Net change in contract owners’ equity		296,493		(346,242)		1,156,937		554,324		930,409		964,706		17,707		(626,968)

Contract owners’ equity at beginning of period		15,730,664		16,076,906		2,493,608		1,939,284		964,706		—		60,617		687,585

Contract owners’ equity at end of period		$16,027,157		15,730,664		3,650,545		2,493,608		1,895,115		964,706		78,324		60,617

CHANGE IN UNITS:

Beginning units		1,130,082		1,230,738		213,898		179,463		94,020		—		5,504		65,313

Units purchased		192,608		131,850		124,791		65,276		100,040		106,500		12,547		60,142

Units redeemed		(255,762)		(232,506)		(50,928)		(30,841)		(52,984)		(12,480)		(11,193)		(119,951)

Ending units		1,066,928		1,130,082		287,761		213,898		141,076		94,020		6,858		5,504

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	BRVSII				BRVTR1				BRVTR3				MLVGA3
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$27,290		46,628		68,504		36,271		331,791		315,024		527,010		24,330

Realized gain (loss) on investments		(46,793)		(47,464)		(6,883)		(7,726)		(415,537)		(603,738)		(226,800)		(181,101)

Change in unrealized gain (loss) on investments		413,325		111,179		59,955		(24,847)		770,293		292,617		961,300		109,824

Reinvested capital gains		134,178		162,612		2,692		—		13,129		—		1,889,009		1,551,221

Net increase (decrease) in contract owners’ equity resulting from operations		528,000		272,955		124,268		3,698		699,676		3,903		3,150,519		1,504,274

Equity transactions:

Purchase payments received from contract owners (note 4)		632,062		742,056		1,246,860		689,552		2,675,222		952,700		778,077		158,534

Transfers between subaccounts, net		343,722		(60,060)		167,621		111,458		629,513		777,054		(1,050,158)		(1,143,327)

Redemptions (notes 2, 3, and 4)		(244,064)		(112,605)		(251,357)		(43,864)		(1,588,512)		(2,273,319)		(2,812,632)		(1,768,448)

Adjustments to maintain reserves		11		(4)		6,879		2,940		19,488		2,841		412		(215)

Net equity transactions		731,731		569,387		1,170,003		760,086		1,735,711		(540,724)		(3,084,301)		(2,753,456)

Net change in contract owners’ equity		1,259,731		842,342		1,294,271		763,784		2,435,387		(536,821)		66,218		(1,249,182)

Contract owners’ equity at beginning of period		3,151,492		2,309,150		1,351,863		588,079		10,433,303		10,970,124		19,583,229		20,832,411

Contract owners’ equity at end of period		$4,411,223		3,151,492		2,646,134		1,351,863		12,868,690		10,433,303		19,649,447		19,583,229

CHANGE IN UNITS:

Beginning units		232,555		189,039		148,237		65,161		1,061,587		1,118,292		1,062,396		1,215,168

Units purchased		125,917		83,448		243,758		105,301		603,703		339,345		112,222		67,457

Units redeemed		(68,610)		(39,932)		(122,534)		(22,225)		(435,799)		(396,050)		(268,046)		(220,229)

Ending units		289,862		232,555		269,461		148,237		1,229,491		1,061,587		906,572		1,062,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DCAP				DVMCSS				CVN1IF				CVN1II
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$13		40		(52,920)		(47,386)		(27,724)		(4,870)		(1,021)		658

Realized gain (loss) on investments		(1)		39		269,760		80,650		(363,137)		(44,912)		480,776		77,562

Change in unrealized gain (loss) on investments		(2,213)		681		(286,980)		585,512		442,136		(2,215)		(444,042)		155,260

Reinvested capital gains		8,269		2,036		597,225		103,336		64,492		27,164		388		119,893

Net increase (decrease) in contract owners’ equity resulting from operations		6,068		2,796		527,085		722,112		115,767		(24,833)		36,101		353,373

Equity transactions:

Purchase payments received from contract owners (note 4)		10,375		15,948		13,418		212,251		1,962,333		603,049		130,557		513,835

Transfers between subaccounts, net		2,388		7,066		(17,827)		(88,335)		894,185		441,937		(2,096,291)		27,144

Redemptions (notes 2, 3, and 4)		(718)		(318)		(1,841,255)		(2,846,747)		(154,479)		(44,237)		(44,907)		(41,787)

Adjustments to maintain reserves		7		(3)		286		(140)		(1)		(10)		11		(7)

Net equity transactions		12,052		22,693		(1,845,378)		(2,722,971)		2,702,038		1,000,739		(2,010,630)		499,185

Net change in contract owners’ equity		18,120		25,489		(1,318,293)		(2,000,859)		2,817,805		975,906		(1,974,529)		852,558

Contract owners’ equity at beginning of period		51,983		26,494		6,829,287		8,830,146		975,906		—		1,999,947		1,147,389

Contract owners’ equity at end of period		$70,103		51,983		5,510,994		6,829,287		3,793,711		975,906		25,418		1,999,947

CHANGE IN UNITS:

Beginning units		4,413		2,528		354,796		504,290		81,080		—		124,226		88,928

Units purchased		1,071		1,915		11,924		41,721		1,497,935		810,341		9,388		48,255

Units redeemed		(59)		(30)		(102,379)		(191,215)		(1,313,723)		(729,261)		(132,297)		(12,957)

Ending units		5,425		4,413		264,341		354,796		265,292		81,080		1,317		124,226

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CVSBF				SASP5I				CLSCV1				CLVAB1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$33,030		(27)		238,961		271,145		1,851		552		17,109		25,131

Realized gain (loss) on investments		487		2		2,046,912		578,064		12,396		10,452		(1,982)		(1,276)

Change in unrealized gain (loss) on investments		176,284		(5,925)		2,897,502		4,269,705		(23,120)		(6,703)		27,732		(14,595)

Reinvested capital gains		192,427		211		—		—		38,888		7,787		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		402,228		(5,739)		5,183,375		5,118,914		30,015		12,088		42,859		9,260

Equity transactions:

Purchase payments received from contract owners (note 4)		2,182,876		68,265		10,359,910		6,688,567		13,757		60,757		91,762		107,411

Transfers between subaccounts, net		932,436		211,487		(3,661,113)		(600,751)		(15,279)		105,812		(80,983)		51,417

Redemptions (notes 2, 3, and 4)		(6,045)		(30)		(3,345,083)		(1,356,915)		(139,189)		(65,871)		(49,562)		(42,156)

Adjustments to maintain reserves		(3)		(2)		(200)		33		11		(3)		8		(4)

Net equity transactions		3,109,264		279,720		3,353,514		4,730,934		(140,700)		100,695		(38,775)		116,668

Net change in contract owners’ equity		3,511,492		273,981		8,536,889		9,849,848		(110,685)		112,783		4,084		125,928

Contract owners’ equity at beginning of period		273,981		—		29,829,529		19,979,681		344,487		231,704		669,994		544,066

Contract owners’ equity at end of period		$3,785,473		273,981		38,366,418		29,829,529		233,802		344,487		674,078		669,994

CHANGE IN UNITS:

Beginning units		24,069		—		1,715,794		1,431,422		28,523		20,825		72,672		59,855

Units purchased		567,868		24,071		786,512		727,154		2,387		23,290		11,027		17,900

Units redeemed		(291,584)		(2)		(622,802)		(442,782)		(14,007)		(15,592)		(15,442)		(5,083)

Ending units		300,353		24,069		1,879,504		1,715,794		16,903		28,523		68,257		72,672

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CLVEM1				CLVGT2				CLVHY1				CLVHY2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(275)		4,181		(41,534)		(9,460)		19,335		4,763		210,775		198,848

Realized gain (loss) on investments		(28,473)		(32,751)		134,301		75,445		1,375		62		29,052		25,252

Change in unrealized gain (loss) on investments		245,513		45,262		658,510		109,818		1,332		286		63,458		7,505

Reinvested capital gains		—		—		417,206		34,622		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		216,765		16,692		1,168,483		210,425		22,042		5,111		303,285		231,605

Equity transactions:

Purchase payments received from contract owners (note 4)		3,459		308,050		2,023,226		458,973		164,441		19,928		246,746		361,800

Transfers between subaccounts, net		(33,320)		17,382		2,390,363		1,264,959		170,132		5,573		113,074		(121,872)

Redemptions (notes 2, 3, and 4)		(28,641)		(67,208)		(73,344)		(4,632)		(5,886)		(861)		(291,229)		(226,815)

Adjustments to maintain reserves		9		(3)		(2)		(6)		4		(3)		199		(91)

Net equity transactions		(58,493)		258,221		4,340,243		1,719,294		328,691		24,637		68,790		13,022

Net change in contract owners’ equity		158,272		274,913		5,508,726		1,929,719		350,733		29,748		372,075		244,627

Contract owners’ equity at beginning of period		730,428		455,515		1,929,719		—		97,995		68,247		4,100,381		3,855,754

Contract owners’ equity at end of period		$888,700		730,428		7,438,445		1,929,719		448,728		97,995		4,472,456		4,100,381

CHANGE IN UNITS:

Beginning units		110,369		72,538		158,420		—		8,980		6,676		327,058		325,197

Units purchased		7,905		49,143		714,027		582,405		29,451		6,467		43,831		69,499

Units redeemed		(15,570)		(11,312)		(413,068)		(423,985)		(531)		(4,163)		(38,346)		(67,638)

Ending units		102,704		110,369		459,379		158,420		37,900		8,980		332,543		327,058

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CLVIB1				CLVLD1				CLVLG1				CLVLV1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$68,658		35,586		31,850		9,595		(44)		(43)		(4,182)		(3,899)

Realized gain (loss) on investments		2,063		400		(4,865)		674		744		679		43,440		26,504

Change in unrealized gain (loss) on investments		29,344		(22,177)		153,458		65		1,000		1,749		267,894		108,488

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		100,065		13,809		180,443		10,334		1,700		2,385		307,152		131,093

Equity transactions:

Purchase payments received from contract owners (note 4)		595,224		217,447		324,973		94,318		—		—		150,301		122,415

Transfers between subaccounts, net		254,169		56,147		7,604,699		16,532		(1,224)		(1,397)		31,772		(27,911)

Redemptions (notes 2, 3, and 4)		(82,280)		(70,274)		(182,003)		(27,940)		(176)		(183)		(135,559)		(141,500)

Adjustments to maintain reserves		5		(3)		5		(4)		—		1		11		(6)

Net equity transactions		767,118		203,317		7,747,674		82,906		(1,400)		(1,579)		46,525		(47,002)

Net change in contract owners’ equity		867,183		217,126		7,928,117		93,240		300		806		353,677		84,091

Contract owners’ equity at beginning of period		866,972		649,846		290,619		197,379		12,403		11,597		1,138,490		1,054,399

Contract owners’ equity at end of period		$1,734,155		866,972		8,218,736		290,619		12,703		12,403		1,492,167		1,138,490

CHANGE IN UNITS:

Beginning units		95,276		72,576		28,091		19,923		943		1,067		94,129		98,062

Units purchased		101,781		37,249		823,568		17,392		—		—		17,981		18,326

Units redeemed		(21,779)		(14,549)		(102,331)		(9,224)		(91)		(124)		(15,594)		(22,259)

Ending units		175,278		95,276		749,328		28,091		852		943		96,516		94,129

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CLVPB1				CLVSE1				CLVTB1				CSCRS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$749		454		(711)		(808)		13,240		9,252		23,696		14,452

Realized gain (loss) on investments		(7)		(7)		4,323		20,280		(214)		(333)		(5,668)		(104,986)

Change in unrealized gain (loss) on investments		275		(247)		659		3,752		7,719		(8,603)		96,429		116,409

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,017		200		4,271		23,224		20,745		316		114,457		25,875

Equity transactions:

Purchase payments received from contract owners (note 4)		—		5,686		25,647		3,301		61,864		27,855		102,417		4,170

Transfers between subaccounts, net		900		422		2,813		(91,231)		(94,272)		17,214		(120,019)		24,278

Redemptions (notes 2, 3, and 4)		(214)		(142)		(6,906)		(20,191)		(13,383)		(10,815)		(103,683)		(95,645)

Adjustments to maintain reserves		4		(3)		7		(3)		7		(3)		93		(35)

Net equity transactions		690		5,963		21,561		(108,124)		(45,784)		34,251		(121,192)		(67,232)

Net change in contract owners’ equity		1,707		6,163		25,832		(84,900)		(25,039)		34,567		(6,735)		(41,357)

Contract owners’ equity at beginning of period		13,583		7,420		193,679		278,579		270,579		236,012		840,660		882,017

Contract owners’ equity at end of period		$15,290		13,583		219,511		193,679		245,540		270,579		833,925		840,660

CHANGE IN UNITS:

Beginning units		1,447		805		15,770		24,837		29,212		25,581		120,654		130,703

Units purchased		93		661		3,850		857		8,947		5,031		21,641		33,287

Units redeemed		(22)		(19)		(2,082)		(9,924)		(13,424)		(1,400)		(37,419)		(43,336)

Ending units		1,518		1,447		17,538		15,770		24,735		29,212		104,876		120,654

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CSCRS2				DFVIV				ETVFR				FHIB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$29,042		12,399		126,349		74,121		830,707		1,219,846		51,343		44,367

Realized gain (loss) on investments		(23,678)		(45,119)		136,178		100,105		(326,565)		(189,798)		9,467		(15,529)

Change in unrealized gain (loss) on investments		93,738		53,590		569,823		(85,945)		(93,398)		99,479		6,117		20,125

Reinvested capital gains		—		—		98,085		41,563		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		99,102		20,870		930,435		129,844		410,744		1,129,527		66,927		48,963

Equity transactions:

Purchase payments received from contract owners (note 4)		401,047		32,716		1,064,135		328,099		25,390		125,813		227,703		86,460

Transfers between subaccounts, net		47,840		7,947		(144,738)		351,489		(1,304,231)		(1,752,208)		(129,330)		32,418

Redemptions (notes 2, 3, and 4)		(23,336)		(30,219)		(349,824)		(782,412)		(2,817,282)		(3,459,236)		(144,642)		(67,666)

Adjustments to maintain reserves		13		(7)		12		(5)		(5,414)		2,019		9		(5)

Net equity transactions		425,564		10,437		569,585		(102,829)		(4,101,537)		(5,083,612)		(46,260)		51,207

Net change in contract owners’ equity		524,666		31,307		1,500,020		27,015		(3,690,793)		(3,954,085)		20,667		100,170

Contract owners’ equity at beginning of period		486,930		455,623		2,019,501		1,992,486		16,646,390		20,600,475		940,987		840,817

Contract owners’ equity at end of period		$1,011,596		486,930		3,519,521		2,019,501		12,955,597		16,646,390		961,654		940,987

CHANGE IN UNITS:

Beginning units		32,246		31,613		143,268		150,180		1,308,489		1,722,723		84,365		79,849

Units purchased		35,810		10,348		90,275		76,355		219,250		144,296		26,167		19,260

Units redeemed		(9,951)		(9,715)		(61,494)		(83,267)		(538,337)		(558,530)		(30,583)		(14,744)

Ending units		58,105		32,246		172,049		143,268		989,402		1,308,489		79,949		84,365

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FQB				FVUS2				FAM2				FB2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$7,870		7,212		45,223		39,503		2,676		1,780		344,458		440,628

Realized gain (loss) on investments		3,244		223		(36,675)		(35,851)		638		3,144		1,309,840		1,417,565

Change in unrealized gain (loss) on investments		7,361		3,571		77,808		(12,237)		11,562		8,278		5,113,090		6,569,678

Reinvested capital gains		—		—		—		—		8,553		1,521		4,771,599		2,777,093

Net increase (decrease) in contract owners’ equity resulting from operations		18,475		11,006		86,356		(8,585)		23,429		14,723		11,538,987		11,204,964

Equity transactions:

Purchase payments received from contract owners (note 4)		2		70,067		1		5,921		—		7,745		7,352,052		5,632,294

Transfers between subaccounts, net		12,443		22,031		40,154		(14,495)		—		(11,586)		(3,397,644)		7,183,578

Redemptions (notes 2, 3, and 4)		(63,250)		(11,743)		(163,493)		(87,190)		(7,459)		(89,614)		(9,982,104)		(10,592,142)

Adjustments to maintain reserves		6		(3)		56		(22)		43		(17)		506		(243)

Net equity transactions		(50,799)		80,352		(123,282)		(95,786)		(7,416)		(93,472)		(6,027,190)		2,223,487

Net change in contract owners’ equity		(32,324)		91,358		(36,926)		(104,371)		16,013		(78,749)		5,511,797		13,428,451

Contract owners’ equity at beginning of period		315,250		223,892		1,553,961		1,658,332		176,567		255,316		91,943,994		78,515,543

Contract owners’ equity at end of period		$282,926		315,250		1,517,035		1,553,961		192,580		176,567		97,455,791		91,943,994

CHANGE IN UNITS:

Beginning units		31,942		23,491		167,896		178,480		9,528		14,985		4,345,358		4,244,700

Units purchased		1,504		14,993		15,923		27,675		—		456		847,708		993,092

Units redeemed		(6,574)		(6,542)		(28,639)		(38,259)		(385)		(5,913)		(1,143,823)		(892,434)

Ending units		26,872		31,942		155,180		167,896		9,143		9,528		4,049,243		4,345,358

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FC2				FEI2				FEIP				FEMS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(545,100)		(433,388)		10,378		6,137		89,370		33,459		(101,243)		4,503

Realized gain (loss) on investments		1,253,726		1,545,328		201,591		87,326		90,650		30,453		3,754,457		137,444

Change in unrealized gain (loss) on investments		(426,834)		3,892,926		429,834		349,201		200,957		79,725		(589,351)		555,241

Reinvested capital gains		8,141,732		4,869,015		359,943		386,030		293,388		131,015		4		—

Net increase (decrease) in contract owners’ equity resulting from operations		8,423,524		9,873,881		1,001,746		828,694		674,365		274,652		3,063,867		697,188

Equity transactions:

Purchase payments received from contract owners (note 4)		7,221,285		4,798,203		66,079		30,630		2,125,055		555,962		676,140		388,526

Transfers between subaccounts, net		(272,333)		(647,362)		115,292		(811,690)		1,019,317		(136,191)		(11,955,257)		(38,426)

Redemptions (notes 2, 3, and 4)		(5,018,165)		(3,038,350)		(983,266)		(1,179,810)		(131,505)		(77,417)		(443,698)		(717,593)

Adjustments to maintain reserves		302		(194)		298		(147)		13		(5)		314		(138)

Net equity transactions		1,931,089		1,112,297		(801,597)		(1,961,017)		3,012,880		342,349		(11,722,501)		(367,631)

Net change in contract owners’ equity		10,354,613		10,986,178		200,149		(1,132,323)		3,687,245		617,001		(8,658,634)		329,557

Contract owners’ equity at beginning of period		42,099,227		31,113,049		6,280,965		7,413,288		2,390,774		1,773,773		8,658,634		8,329,077

Contract owners’ equity at end of period		$52,453,840		42,099,227		6,481,114		6,280,965		6,078,019		2,390,774		—		8,658,634

CHANGE IN UNITS:

Beginning units		1,581,717		1,518,512		313,392		418,808		195,677		166,888		712,493		744,260

Units purchased		559,401		497,724		30,348		55,420		319,588		59,037		363,036		243,860

Units redeemed		(484,429)		(434,519)		(67,866)		(160,836)		(96,024)		(30,248)		(1,075,529)		(275,627)

Ending units		1,656,689		1,581,717		275,874		313,392		419,241		195,677		—		712,493

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FG2				FGI2				FHI2				FICAP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,263,624)		(1,276,049)		48,321		20,625		42,147		41,274		13,423		7,091

Realized gain (loss) on investments		758,266		5,407,756		1,206,341		920,391		(635)		88,660		64,381		24,983

Change in unrealized gain (loss) on investments		(571,232)		(2,436,307)		1,037,142		1,940,903		29,853		(5,099)		177,509		37,607

Reinvested capital gains		14,926,813		24,056,073		2,811,885		1,787,720		—		—		7,546		—

Net increase (decrease) in contract owners’ equity resulting from operations		13,850,223		25,751,473		5,103,689		4,669,639		71,365		124,835		262,859		69,681

Equity transactions:

Purchase payments received from contract owners (note 4)		7,543,874		6,386,934		3,073,450		1,554,927		381		360		550,562		486,770

Transfers between subaccounts, net		(2,071,303)		(141,922)		(205,583)		542,684		(14,978)		2,805,098		27,794		(14,584)

Redemptions (notes 2, 3, and 4)		(13,080,107)		(13,189,215)		(3,336,105)		(3,024,994)		(98,155)		(3,145,965)		(173,936)		(61,005)

Adjustments to maintain reserves		698		(401)		(374)		99		125		(63)		9		(4)

Net equity transactions		(7,606,838)		(6,944,604)		(468,612)		(927,284)		(112,627)		(340,570)		404,429		411,177

Net change in contract owners’ equity		6,243,385		18,806,869		4,635,077		3,742,355		(41,262)		(215,735)		667,288		480,858

Contract owners’ equity at beginning of period		110,145,403		91,338,534		26,760,401		23,018,046		884,735		1,100,470		1,448,089		967,231

Contract owners’ equity at end of period		$116,388,788		110,145,403		31,395,478		26,760,401		843,473		884,735		2,115,377		1,448,089

CHANGE IN UNITS:

Beginning units		2,809,041		2,996,240		1,029,175		1,066,533		72,759		96,824		144,547		104,122

Units purchased		517,238		573,861		306,609		200,587		6,481		228,239		64,355		77,800

Units redeemed		(709,159)		(761,060)		(329,560)		(237,945)		(15,360)		(252,304)		(30,384)		(37,375)

Ending units		2,617,120		2,809,041		1,006,224		1,029,175		63,880		72,759		178,518		144,547

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FIGBP				FIGBP2				FIP				FMCP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$122,427		152,911		579,851		481,410		121,587		77,537		1,557		3,216

Realized gain (loss) on investments		87,153		9,317		(987,915)		(882,179)		361,379		285,779		10,970		17,319

Change in unrealized gain (loss) on investments		77,698		(83,579)		1,702,399		471,180		2,014,622		1,277,142		941		(20,837)

Reinvested capital gains		—		—		—		—		56,605		5,102		156,981		154,618

Net increase (decrease) in contract owners’ equity resulting from operations		287,278		78,649		1,294,335		70,411		2,554,193		1,645,560		170,449		154,316

Equity transactions:

Purchase payments received from contract owners (note 4)		1,442,373		795,662		2,619,325		2,048,610		3,003,620		2,466,951		352,080		339,706

Transfers between subaccounts, net		(1,294,104)		336,098		2,531,812		1,331,841		3,973,228		(524,423)		(71,663)		98,640

Redemptions (notes 2, 3, and 4)		(1,385,973)		(201,349)		(2,818,218)		(2,061,795)		(622,879)		(971,005)		(175,033)		(48,655)

Adjustments to maintain reserves		5		(1)		308		(141)		20		(11)		7		(3)

Net equity transactions		(1,237,699)		930,410		2,333,227		1,318,515		6,353,989		971,512		105,391		389,688

Net change in contract owners’ equity		(950,421)		1,009,059		3,627,562		1,388,926		8,908,182		2,617,072		275,840		544,004

Contract owners’ equity at beginning of period		4,978,510		3,969,451		21,853,890		20,464,964		8,971,048		6,353,976		1,334,213		790,209

Contract owners’ equity at end of period		$4,028,089		4,978,510		25,481,452		21,853,890		17,879,230		8,971,048		1,610,053		1,334,213

CHANGE IN UNITS:

Beginning units		533,597		431,592		2,102,357		1,977,713		517,754		456,391		116,859		81,037

Units purchased		237,569		150,185		806,307		557,620		508,470		186,026		60,813		52,741

Units redeemed		(366,941)		(48,180)		(592,112)		(432,976)		(147,767)		(124,663)		(51,049)		(16,919)

Ending units		404,225		533,597		2,316,552		2,102,357		878,457		517,754		126,623		116,859

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FMMP				FNRS2				FRESS2				FVFRHI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$112,921		133,116		47,612		56,310		27,240		134,581		138,039		140,318

Realized gain (loss) on investments		—		—		157,579		126,726		(199,191)		(180,402)		(621)		43,099

Change in unrealized gain (loss) on investments		—		—		369,080		(7,057)		255,864		302,404		(43,427)		(41,693)

Reinvested capital gains		—		—		—		—		1,790		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		112,921		133,116		574,271		175,979		85,703		256,583		93,991		141,724

Equity transactions:

Purchase payments received from contract owners (note 4)		589,948		3,946,210		1,009,861		633,213		48,393		110,791		891,604		1,586,188

Transfers between subaccounts, net		179,927		(2,380,824)		(513,058)		(218,456)		(565,152)		455,969		(481,612)		133,383

Redemptions (notes 2, 3, and 4)		(711,023)		(535,846)		(424,720)		(730,070)		(496,146)		(991,107)		(314,349)		(548,733)

Adjustments to maintain reserves		28		(11)		122		(50)		(76)		95		12		(19)

Net equity transactions		58,880		1,029,529		72,205		(315,363)		(1,012,981)		(424,252)		95,655		1,170,819

Net change in contract owners’ equity		171,801		1,162,645		646,476		(139,384)		(927,278)		(167,669)		189,646		1,312,543

Contract owners’ equity at beginning of period		2,898,612		1,735,967		5,333,578		5,472,962		4,836,691		5,004,360		1,986,285		673,742

Contract owners’ equity at end of period		$3,070,413		2,898,612		5,980,054		5,333,578		3,909,413		4,836,691		2,175,931		1,986,285

CHANGE IN UNITS:

Beginning units		262,775		164,828		182,062		192,339		371,153		404,781		173,117		62,962

Units purchased		126,933		536,101		206,518		77,929		51,550		122,170		114,756		299,799

Units redeemed		(121,480)		(438,154)		(201,376)		(88,206)		(128,011)		(155,798)		(105,524)		(189,644)

Ending units		268,228		262,775		187,204		182,062		294,692		371,153		182,349		173,117

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVIII				FVP				FVSII				FVSIS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$89,631		64,300		23,549		19,311		41,036		29,595		(51,048)		377,838

Realized gain (loss) on investments		86,619		24,968		41,511		9,736		7,672		1,925		1,116,063		25,824

Change in unrealized gain (loss) on investments		734,605		11,837		6,427		(35,729)		34,287		7,423		(40,348)		275,961

Reinvested capital gains		—		—		165,834		187,673		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		910,855		101,105		237,321		180,991		82,995		38,943		1,024,667		679,623

Equity transactions:

Purchase payments received from contract owners (note 4)		1,534,289		355,828		424,864		328,779		356,680		256,121		1,857,020		2,020,041

Transfers between subaccounts, net		(159,226)		129,027		(207,164)		(16,784)		86,001		28,386		(17,273,778)		365,958

Redemptions (notes 2, 3, and 4)		(171,515)		(303,636)		(145,521)		(62,027)		(105,168)		(49,134)		(2,233,882)		(1,532,211)

Adjustments to maintain reserves		13		(7)		10		(7)		7		(3)		379		(156)

Net equity transactions		1,203,561		181,212		72,189		249,961		337,520		235,370		(17,650,261)		853,632

Net change in contract owners’ equity		2,114,416		282,317		309,510		430,952		420,515		274,313		(16,625,594)		1,533,255

Contract owners’ equity at beginning of period		2,493,604		2,211,287		1,952,595		1,521,643		888,668		614,355		16,625,594		15,092,339

Contract owners’ equity at end of period		$4,608,020		2,493,604		2,262,105		1,952,595		1,309,183		888,668		—		16,625,594

CHANGE IN UNITS:

Beginning units		209,833		194,898		151,449		131,006		86,877		63,489		1,365,885		1,296,986

Units purchased		161,529		49,606		49,550		30,528		53,638		37,336		351,440		412,600

Units redeemed		(79,287)		(34,671)		(42,720)		(10,085)		(22,539)		(13,948)		(1,717,325)		(343,701)

Ending units		292,075		209,833		158,279		151,449		117,976		86,877		—		1,365,885

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVSS2				FEOVF				FTVFA2				FTVGI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(10,125)		(7,717)		38,604		17,317		15,301		17,934		(76,216)		(89,421)

Realized gain (loss) on investments		(6,791)		60,159		52,141		(3,503)		9,153		32,358		(572,302)		(661,605)

Change in unrealized gain (loss) on investments		155,781		(345,047)		492,424		83,765		114,888		114,775		1,525,255		(225,717)

Reinvested capital gains		172,853		556,009		584,418		18,111		86,669		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		311,718		263,404		1,167,587		115,690		226,011		165,067		876,737		(976,743)

Equity transactions:

Purchase payments received from contract owners (note 4)		575,275		1,057,135		1,572,412		161,501		8,864		7,660		33,568		102,539

Transfers between subaccounts, net		595,597		438,510		89,982		232,377		8,842		(30,277)		(63,265)		46,045

Redemptions (notes 2, 3, and 4)		(301,775)		(131,665)		(175,285)		(67,711)		(114,079)		(351,231)		(1,258,673)		(1,293,688)

Adjustments to maintain reserves		47		(29)		43		(31)		150		(61)		(11,262)		6,585

Net equity transactions		869,144		1,363,951		1,487,152		326,136		(96,223)		(373,909)		(1,299,632)		(1,138,519)

Net change in contract owners’ equity		1,180,862		1,627,355		2,654,739		441,826		129,788		(208,842)		(422,895)		(2,115,262)

Contract owners’ equity at beginning of period		4,058,580		2,431,225		2,618,687		2,176,861		2,088,546		2,297,388		6,500,522		8,615,784

Contract owners’ equity at end of period		$5,239,442		4,058,580		5,273,426		2,618,687		2,218,334		2,088,546		6,077,627		6,500,522

CHANGE IN UNITS:

Beginning units		327,534		211,525		201,899		176,358		97,090		114,899		896,145		1,042,697

Units purchased		140,383		187,229		203,577		68,005		1,033		1,792		69,438		145,447

Units redeemed		(71,245)		(71,220)		(106,710)		(42,464)		(5,471)		(19,601)		(232,024)		(291,999)

Ending units		396,672		327,534		298,766		201,899		92,652		97,090		733,559		896,145

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVIS2				FTVMD2				FTVUG2				GVGMNS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$576,631		610,254		30,420		20,945		33,214		4,621		12,884		8,311

Realized gain (loss) on investments		(514,003)		(810,376)		347,338		66,439		5,537		1,360		3,851		8,642

Change in unrealized gain (loss) on investments		1,353,148		1,080,269		201,616		(332,095)		23,004		(3,632)		(39,297)		41,705

Reinvested capital gains		159,222		66,549		649,947		482,158		—		—		65,351		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,574,998		946,696		1,229,321		237,447		61,755		2,349		42,789		58,658

Equity transactions:

Purchase payments received from contract owners (note 4)		219,296		126,455		87,237		2,014		937,224		418,494		600		2,926

Transfers between subaccounts, net		(828,261)		(1,840,001)		(607,098)		(135,744)		150,441		15,705		(22,854)		(54,331)

Redemptions (notes 2, 3, and 4)		(2,194,858)		(2,330,010)		(1,503,667)		(956,747)		(230,276)		(59,686)		(14,982)		(46,444)

Adjustments to maintain reserves		425		(171)		254		(110)		5		(8)		65		(36)

Net equity transactions		(2,803,398)		(4,043,727)		(2,023,274)		(1,090,587)		857,394		374,505		(37,171)		(97,885)

Net change in contract owners’ equity		(1,228,400)		(3,097,031)		(793,953)		(853,140)		919,149		376,854		5,618		(39,227)

Contract owners’ equity at beginning of period		15,533,713		18,630,744		6,286,267		7,139,407		638,575		261,721		565,123		604,350

Contract owners’ equity at end of period		$14,305,313		15,533,713		5,492,314		6,286,267		1,557,724		638,575		570,741		565,123

CHANGE IN UNITS:

Beginning units		963,347		1,227,232		342,312		400,708		62,703		25,759		41,663		48,853

Units purchased		34,471		130,609		8,679		16,012		121,952		72,980		932		4,317

Units redeemed		(200,381)		(394,494)		(103,035)		(74,408)		(39,445)		(36,036)		(3,732)		(11,507)

Ending units		797,437		963,347		247,956		342,312		145,210		62,703		38,863		41,663

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVMMI				GVFRB				RAF				RBF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$5,835		—		230,927		278,284		1,936		16,738		(40,514)		(47,408)

Realized gain (loss) on investments		—		—		44,928		122,065		(16,807)		(41,975)		(3,949)		(239,189)

Change in unrealized gain (loss) on investments		—		—		(213,661)		(155,379)		238		7,734		647,104		(78,903)

Reinvested capital gains		—		—		—		—		—		—		130,706		289,591

Net increase (decrease) in contract owners’ equity resulting from operations		5,835		—		62,194		244,970		(14,633)		(17,503)		733,347		(75,909)

Equity transactions:

Purchase payments received from contract owners (note 4)		464,515		—		3,730		2,266		(533)		2,178		1,471		18,113

Transfers between subaccounts, net		4,414		—		(400,567)		245,966		18,499		(46,244)		(64,383)		(295,944)

Redemptions (notes 2, 3, and 4)		(16,656)		—		(1,124,036)		(1,225,043)		(3,866)		(38,922)		(316,003)		(557,906)

Adjustments to maintain reserves		(2)		—		243		(97)		58		(17)		278		(99)

Net equity transactions		452,271		—		(1,520,630)		(976,908)		14,158		(83,005)		(378,637)		(835,836)

Net change in contract owners’ equity		458,106		—		(1,458,436)		(731,938)		(475)		(100,508)		354,710		(911,745)

Contract owners’ equity at beginning of period		—		—		4,328,420		5,060,358		42,680		143,188		2,896,953		3,808,698

Contract owners’ equity at end of period		$458,106		—		2,869,984		4,328,420		42,205		42,680		3,251,663		2,896,953

CHANGE IN UNITS:

Beginning units		—		—		333,612		411,827		299,874		827,101		79,554		102,147

Units purchased		49,314		—		16,183		57,729		8,611,527		13,917,691		13,199		29,628

Units redeemed		(5,036)		—		(132,444)		(135,944)		(8,560,874)		(14,444,918)		(22,807)		(52,221)

Ending units		44,278		—		217,351		333,612		350,527		299,874		69,946		79,554

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RBKF				RBMF				RCPF				RELF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(8,036)		8,640		1,194		(9,198)		4,245		4,683		(132,667)		(285,491)

Realized gain (loss) on investments		146,074		121,959		66,153		22,705		(20,729)		(148,643)		191,838		812,468

Change in unrealized gain (loss) on investments		47,107		22,069		246,562		(64,503)		(388,475)		277,364		(4,842,455)		1,754,800

Reinvested capital gains		—		—		125,881		—		257,374		—		1,925,903		293,709

Net increase (decrease) in contract owners’ equity resulting from operations		185,145		152,668		439,790		(50,996)		(147,585)		133,404		(2,857,381)		2,575,486

Equity transactions:

Purchase payments received from contract owners (note 4)		15		5,080		26,727		6,885		6,703		22,842		1,993,958		9,821

Transfers between subaccounts, net		45,371		(458,143)		208,027		(154,905)		(128,051)		(183,171)		(11,759,974)		(352,837)

Redemptions (notes 2, 3, and 4)		(75,603)		(298,374)		(106,592)		(391,090)		(301,582)		(711,180)		(643,276)		(898,336)

Adjustments to maintain reserves		226		(107)		184		(60)		300		(123)		(1,680,765)		369,435

Net equity transactions		(29,991)		(751,544)		128,346		(539,170)		(422,630)		(871,632)		(12,090,057)		(871,917)

Net change in contract owners’ equity		155,154		(598,876)		568,136		(590,166)		(570,215)		(738,228)		(14,947,438)		1,703,569

Contract owners’ equity at beginning of period		932,879		1,531,755		1,385,756		1,975,922		3,460,363		4,198,591		21,657,406		19,953,837

Contract owners’ equity at end of period		$1,088,033		932,879		1,953,892		1,385,756		2,890,148		3,460,363		6,709,968		21,657,406

CHANGE IN UNITS:

Beginning units		72,224		143,069		39,582		54,764		92,304		115,634		334,459		355,101

Units purchased		46,140		56,636		24,206		16,496		5,621		27,775		37,741		40,559

Units redeemed		(49,722)		(127,481)		(21,078)		(31,678)		(17,368)		(51,105)		(310,391)		(61,201)

Ending units		68,642		72,224		42,710		39,582		80,557		92,304		61,809		334,459

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RENF				RESF				RFSF				RHCF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$13,093		38,080		(13,789)		(25,625)		(46,394)		(22,463)		(72,109)		(88,927)

Realized gain (loss) on investments		(20,149)		(8,410)		(93,001)		(210,232)		397,099		201,614		(10,798)		173,571

Change in unrealized gain (loss) on investments		142,815		(77,843)		25,604		129,712		51,920		963,703		95,359		(280,627)

Reinvested capital gains		—		—		—		—		143,296		24,748		514,727		159,204

Net increase (decrease) in contract owners’ equity resulting from operations		135,759		(48,173)		(81,186)		(106,145)		545,921		1,167,602		527,179		(36,779)

Equity transactions:

Purchase payments received from contract owners (note 4)		57,123		21,204		26,850		19,528		227,647		197,433		113,688		40,205

Transfers between subaccounts, net		(739,684)		(616,056)		(455,381)		(586,493)		262,949		(472,002)		(339,432)		(358,799)

Redemptions (notes 2, 3, and 4)		(356,273)		(633,509)		(123,164)		(331,655)		(658,367)		(609,952)		(809,028)		(784,179)

Adjustments to maintain reserves		276		(94)		224		(64)		446		(213)		(96,567)		(1,158,479)

Net equity transactions		(1,038,558)		(1,228,455)		(551,471)		(898,684)		(167,325)		(884,734)		(1,131,339)		(2,261,252)

Net change in contract owners’ equity		(902,799)		(1,276,628)		(632,657)		(1,004,829)		378,596		282,868		(604,160)		(2,298,031)

Contract owners’ equity at beginning of period		3,335,216		4,611,844		1,444,125		2,448,954		6,450,632		6,167,764		5,564,335		7,862,366

Contract owners’ equity at end of period		$2,432,417		3,335,216		811,468		1,444,125		6,829,228		6,450,632		4,960,175		5,564,335

CHANGE IN UNITS:

Beginning units		179,464		244,890		218,929		335,243		303,595		349,190		144,332		165,136

Units purchased		79,051		70,353		1,536,746		1,391,060		106,915		272,412		17,937		28,694

Units redeemed		(134,221)		(135,779)		(1,626,997)		(1,507,374)		(112,414)		(318,007)		(47,695)		(49,498)

Ending units		124,294		179,464		128,678		218,929		298,096		303,595		114,574		144,332

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RHYS				RINF				RJNF				RLCE
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$20,919		9,562		(42,746)		(41,757)		30,860		34,027		452		34,048

Realized gain (loss) on investments		6,900		7,974		(2,509)		(487,822)		(22,355)		(101,046)		91,229		83,313

Change in unrealized gain (loss) on investments		(6,587)		(2,872)		180,790		1,108,166		(33,087)		162,466		131,540		(150,867)

Reinvested capital gains		—		—		324,538		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		21,232		14,664		460,073		578,587		(24,582)		95,447		223,221		(33,506)

Equity transactions:

Purchase payments received from contract owners (note 4)		5,473		5,656		5,829		17,690		5,032		46,637		7,321		561

Transfers between subaccounts, net		18,566		—		(62,403)		(265,853)		(664,151)		71,735		(437,482)		204,079

Redemptions (notes 2, 3, and 4)		(17,629)		(79,736)		(366,566)		(395,198)		(8,606)		(80,852)		(28,694)		(27,681)

Adjustments to maintain reserves		54		(22)		260		(121)		121		(51)		93		(26)

Net equity transactions		6,464		(74,102)		(422,880)		(643,482)		(667,604)		37,469		(458,762)		176,933

Net change in contract owners’ equity		27,696		(59,438)		37,193		(64,895)		(692,186)		132,916		(235,541)		143,427

Contract owners’ equity at beginning of period		273,873		333,311		3,058,281		3,123,176		1,230,969		1,098,053		778,221		634,794

Contract owners’ equity at end of period		$301,569		273,873		3,095,474		3,058,281		538,783		1,230,969		542,680		778,221

CHANGE IN UNITS:

Beginning units		21,361		27,676		46,591		57,687		430,772		427,673		61,231		47,414

Units purchased		7,779		459		2,039		2,000		903,181		1,124,380		218,559		86,488

Units redeemed		(7,383)		(6,774)		(8,372)		(13,096)		(1,150,981)		(1,121,281)		(248,480)		(72,671)

Ending units		21,757		21,361		40,258		46,591		182,972		430,772		31,310		61,231

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RLCJ				RLF				RMED				RMEK
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$22,127		14,307		(28,543)		(33,535)		(14,894)		(17,469)		3,229		1,546

Realized gain (loss) on investments		279,091		74,934		(50,030)		(61,736)		122,991		226,468		(92,938)		365,916

Change in unrealized gain (loss) on investments		(31,120)		(81,382)		200,523		477,950		(84,923)		93,676		127,755		(355,924)

Reinvested capital gains		—		—		—		—		4,843		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		270,098		7,859		121,950		382,679		28,017		302,675		38,046		11,538

Equity transactions:

Purchase payments received from contract owners (note 4)		767		968		8,218		22,031		1,583		18,938		69		9,626

Transfers between subaccounts, net		493,033		107,121		(130,344)		(376,859)		(332,987)		(577,915)		(103,015)		(840,944)

Redemptions (notes 2, 3, and 4)		(91,630)		(216,532)		(522,801)		(303,137)		(44,176)		(320,897)		(90,527)		(422,029)

Adjustments to maintain reserves		92		(28)		241		(114)		158		(72)		169		(69)

Net equity transactions		402,262		(108,471)		(644,686)		(658,079)		(375,422)		(879,946)		(193,304)		(1,253,416)

Net change in contract owners’ equity		672,360		(100,612)		(522,736)		(275,400)		(347,405)		(577,271)		(155,258)		(1,241,878)

Contract owners’ equity at beginning of period		368,137		468,749		2,387,524		2,662,924		1,859,774		2,437,045		1,012,704		2,254,582

Contract owners’ equity at end of period		$1,040,497		368,137		1,864,788		2,387,524		1,512,369		1,859,774		857,446		1,012,704

CHANGE IN UNITS:

Beginning units		20,525		26,071		53,265		68,103		23,919		35,524		22,433		56,544

Units purchased		265,423		144,994		5,332		673		4,736		12,693		56,713		98,009

Units redeemed		(246,275)		(150,540)		(19,455)		(15,511)		(10,070)		(24,298)		(61,873)		(132,120)

Ending units		39,673		20,525		39,142		53,265		18,585		23,919		17,273		22,433

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RNF				ROF				RPMF				RREF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(120,764)		(127,656)		(276,020)		(234,862)		56,526		27,262		2,451		(3,037)

Realized gain (loss) on investments		1,175,433		1,971,730		4,032,525		3,190,104		1,595,888		1,138,704		(62,718)		465,290

Change in unrealized gain (loss) on investments		545,122		711,389		(1,846,354)		308,081		4,406,973		(853,957)		92,369		(386,710)

Reinvested capital gains		—		—		1,126,751		347,073		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,599,791		2,555,463		3,036,902		3,610,396		6,059,387		312,009		32,102		75,543

Equity transactions:

Purchase payments received from contract owners (note 4)		4,242		4,217		12,526		112,490		54,016		55,270		11,188		5,197

Transfers between subaccounts, net		426,443		(967,656)		534,298		(646,311)		946,096		322,048		154,407		(24,866)

Redemptions (notes 2, 3, and 4)		(384,276)		(1,449,885)		(3,021,287)		(1,346,737)		(436,517)		(2,053,834)		(164,580)		(265,851)

Adjustments to maintain reserves		267		(126)		392		(181)		300		(124)		249		(100)

Net equity transactions		46,676		(2,413,450)		(2,474,071)		(1,880,739)		563,895		(1,676,640)		1,264		(285,620)

Net change in contract owners’ equity		1,646,467		142,013		562,831		1,729,657		6,623,282		(1,364,631)		33,366		(210,077)

Contract owners’ equity at beginning of period		8,695,805		8,553,792		19,187,077		17,457,420		4,203,036		5,567,667		1,721,658		1,931,735

Contract owners’ equity at end of period		$10,342,272		8,695,805		19,749,908		19,187,077		10,826,318		4,203,036		1,755,024		1,721,658

CHANGE IN UNITS:

Beginning units		123,887		160,224		180,703		200,490		258,842		369,346		61,481		71,318

Units purchased		47,534		70,903		117,529		93,702		268,787		505,038		249,296		250,286

Units redeemed		(47,925)		(107,240)		(138,809)		(113,489)		(256,927)		(615,542)		(248,768)		(260,123)

Ending units		123,496		123,887		159,423		180,703		270,702		258,842		62,009		61,481

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RRF				RTEC				RTEL				RTF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(17,553)		(17,684)		(122,600)		(128,249)		(5,474)		(1,809)		(614,851)		(55,094)

Realized gain (loss) on investments		139,079		(57,187)		1,314,633		5,762		59,516		59,619		3,795,966		3,548,038

Change in unrealized gain (loss) on investments		(35,393)		247,720		(240,042)		1,588,036		76,696		(14,140)		21,394,386		(782,474)

Reinvested capital gains		22,381		—		885,833		375,447		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		108,514		172,849		1,837,824		1,840,996		130,738		43,670		24,575,501		2,710,470

Equity transactions:

Purchase payments received from contract owners (note 4)		6,701		933		7,530		12,838		3,041		5,865		300,502		251,277

Transfers between subaccounts, net		98,830		(50,484)		(781,565)		(868,188)		282,479		20,446		46,612,185		(208,858)

Redemptions (notes 2, 3, and 4)		(76,129)		(233,326)		(1,131,268)		(1,172,915)		(33,231)		(54,414)		(352,582)		(435,004)

Adjustments to maintain reserves		161		(72)		360		(160)		133		(64)		198		(101)

Net equity transactions		29,563		(282,949)		(1,904,943)		(2,028,425)		252,422		(28,167)		46,560,303		(392,686)

Net change in contract owners’ equity		138,077		(110,100)		(67,119)		(187,429)		383,160		15,503		71,135,804		2,317,784

Contract owners’ equity at beginning of period		1,244,594		1,354,694		9,275,143		9,462,572		323,935		308,432		10,902,556		8,584,772

Contract owners’ equity at end of period		$1,382,671		1,244,594		9,208,024		9,275,143		707,095		323,935		82,038,360		10,902,556

CHANGE IN UNITS:

Beginning units		26,038		32,544		127,565		159,994		30,355		33,017		121,049		134,445

Units purchased		11,162		6,227		28,068		71,826		77,407		98,547		968,079		230,158

Units redeemed		(10,477)		(12,733)		(53,445)		(104,255)		(57,027)		(101,209)		(363,636)		(243,554)

Ending units		26,723		26,038		102,188		127,565		50,735		30,355		725,492		121,049

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RTRF				RUF				RUGB				RUTL
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(20,889)		(20,375)		14,457		40,537		29,520		47,407		(2,138)		(4,033)

Realized gain (loss) on investments		40,434		(174,060)		(55,111)		(123,192)		(204,619)		(183,581)		143,013		151,211

Change in unrealized gain (loss) on investments		119,156		175,210		(2,173)		37,707		112,312		(284,032)		163,061		185,784

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		138,701		(19,225)		(42,827)		(44,948)		(62,787)		(420,206)		303,936		332,962

Equity transactions:

Purchase payments received from contract owners (note 4)		2,878		4,091		(1,007)		47,131		7,887		19,398		3,166		31,768

Transfers between subaccounts, net		(27,547)		(144,047)		56,831		(225,572)		(72,139)		(640,563)		(173,929)		(191,838)

Redemptions (notes 2, 3, and 4)		(214,082)		(247,696)		(10,912)		(77,585)		(145,916)		(198,706)		(412,452)		(220,888)

Adjustments to maintain reserves		205		(78)		82		(25)		124		(48)		229		(108)

Net equity transactions		(238,546)		(387,730)		44,994		(256,051)		(210,044)		(819,919)		(582,986)		(381,066)

Net change in contract owners’ equity		(99,845)		(406,955)		2,167		(300,999)		(272,831)		(1,240,125)		(279,050)		(48,104)

Contract owners’ equity at beginning of period		1,667,607		2,074,562		158,119		459,118		1,463,943		2,704,068		2,279,462		2,327,566

Contract owners’ equity at end of period		$1,567,762		1,667,607		160,286		158,119		1,191,112		1,463,943		2,000,412		2,279,462

CHANGE IN UNITS:

Beginning units		38,897		48,269		286,171		681,677		123,941		201,866		88,836		107,050

Units purchased		11,006		16,441		2,171,818		2,233,944		550,542		536,726		60,849		180,132

Units redeemed		(16,877)		(25,813)		(2,123,872)		(2,629,450)		(574,738)		(614,651)		(81,133)		(198,346)

Ending units		33,026		38,897		334,117		286,171		99,745		123,941		68,552		88,836

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVARS				RVCMD				RVF				RVIDD
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$18,196		76,058		27,621		50,375		(144,157)		(116,006)		11,630		8,530

Realized gain (loss) on investments		(26,275)		65,953		(50,038)		(143,224)		3,252,683		3,727,966		(92,989)		(93,187)

Change in unrealized gain (loss) on investments		8,213		(226,455)		59,191		158,219		(553,534)		(432,190)		(17,663)		37,277

Reinvested capital gains		—		—		—		—		938,675		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		134		(84,444)		36,774		65,370		3,493,667		3,179,770		(99,022)		(47,380)

Equity transactions:

Purchase payments received from contract owners (note 4)		16,716		136,438		22,942		2,406		2,742		187,968		—		1,409

Transfers between subaccounts, net		97,838		(340,102)		(478,010)		(97,318)		(1,092,816)		136,564		177,930		(164,682)

Redemptions (notes 2, 3, and 4)		(189,671)		(464,197)		(221,066)		(256,955)		(776,276)		(944,467)		(4,699)		(18,992)

Adjustments to maintain reserves		257		(89)		203		(90)		277		(138)		72		(9)

Net equity transactions		(74,860)		(667,950)		(675,931)		(351,957)		(1,866,073)		(620,073)		173,303		(182,274)

Net change in contract owners’ equity		(74,726)		(752,394)		(639,157)		(286,587)		1,627,594		2,559,697		74,281		(229,654)

Contract owners’ equity at beginning of period		1,911,710		2,664,104		1,276,396		1,562,983		11,285,254		8,725,557		61,985		291,639

Contract owners’ equity at end of period		$1,836,984		1,911,710		637,239		1,276,396		12,912,848		11,285,254		136,266		61,985

CHANGE IN UNITS:

Beginning units		201,685		266,705		483,482		632,576		34,683		37,830		1,316,790		5,035,419

Units purchased		22,875		28,371		186,397		353,241		94,183		66,001		52,662,951		33,102,610

Units redeemed		(30,816)		(93,391)		(438,284)		(502,335)		(97,582)		(69,148)		(50,345,735)		(36,821,239)

Ending units		193,744		201,685		231,595		483,482		31,284		34,683		3,634,006		1,316,790

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVIMC				RVISC				RVLCG				RVLCV
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$706		1,152		5,602		7,516		(147,359)		(149,910)		(29,590)		(22,910)

Realized gain (loss) on investments		(2,636)		(15,181)		(42,955)		(76,401)		634,773		104,412		291,954		799,415

Change in unrealized gain (loss) on investments		(1,153)		7,127		(6,212)		51,481		(1,008,405)		2,168,296		392,548		29,524

Reinvested capital gains		—		—		—		—		1,320,633		41,753		417,273		—

Net increase (decrease) in contract owners’ equity resulting from operations		(3,083)		(6,902)		(43,565)		(17,404)		799,642		2,164,551		1,072,185		806,029

Equity transactions:

Purchase payments received from contract owners (note 4)		(1,262)		5,245		(1,259)		5,646		4,610		142,628		10,841		213,449

Transfers between subaccounts, net		3,662		(7,293)		(44,195)		(72,078)		(1,373,799)		1,107,622		(379,704)		419,567

Redemptions (notes 2, 3, and 4)		746		(6,477)		(2,400)		(12,913)		(2,057,570)		(1,587,729)		(1,274,970)		(1,247,096)

Adjustments to maintain reserves		41		(15)		84		(26)		408		(203)		350		(148)

Net equity transactions		3,187		(8,540)		(47,770)		(79,371)		(3,426,351)		(337,682)		(1,643,483)		(614,228)

Net change in contract owners’ equity		104		(15,442)		(91,335)		(96,775)		(2,626,709)		1,826,869		(571,298)		191,801

Contract owners’ equity at beginning of period		32,243		47,685		146,094		242,869		10,809,921		8,983,052		9,504,751		9,312,950

Contract owners’ equity at end of period		$32,347		32,243		54,759		146,094		8,183,212		10,809,921		8,933,453		9,504,751

CHANGE IN UNITS:

Beginning units		55,526		74,602		260,167		400,925		260,958		272,696		311,169		335,182

Units purchased		697,321		763,986		1,894,258		3,206,341		152,769		698,460		169,911		657,273

Units redeemed		(693,323)		(783,062)		(2,044,322)		(3,347,099)		(232,490)		(710,198)		(222,998)		(681,286)

Ending units		59,524		55,526		110,103		260,167		181,237		260,958		258,082		311,169

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVLDD				RVMCG				RVMCV				RVMFU
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(9,124)		(7,967)		(52,929)		(66,901)		(47,720)		(57,033)		8,425		25,143

Realized gain (loss) on investments		10,191		1,395,625		(142,204)		965,290		261,230		366,095		(103,056)		24,872

Change in unrealized gain (loss) on investments		335,114		(958,818)		120,943		(282,851)		(492,197)		(440,612)		116,591		(77,763)

Reinvested capital gains		—		—		201,687		390		347,444		191,550		—		27,033

Net increase (decrease) in contract owners’ equity resulting from operations		336,181		428,840		127,497		615,928		68,757		60,000		21,960		(715)

Equity transactions:

Purchase payments received from contract owners (note 4)		73		8,296		783		104,942		43,342		144,281		9,007		28,550

Transfers between subaccounts, net		(148,703)		(4,373,436)		104,274		234,573		(421,320)		173,816		(93,929)		(89,933)

Redemptions (notes 2, 3, and 4)		(139,309)		(509,747)		(547,893)		(916,224)		(493,373)		(1,013,205)		(257,791)		(386,686)

Adjustments to maintain reserves		174		(69)		359		(154)		305		(111)		(4,737)		1,358

Net equity transactions		(287,765)		(4,874,956)		(442,477)		(576,863)		(871,046)		(695,219)		(347,450)		(446,711)

Net change in contract owners’ equity		48,416		(4,446,116)		(314,980)		39,065		(802,289)		(635,219)		(325,490)		(447,426)

Contract owners’ equity at beginning of period		2,356,163		6,802,279		4,226,648		4,187,583		3,960,626		4,595,845		1,743,278		2,190,704

Contract owners’ equity at end of period		$2,404,579		2,356,163		3,911,668		4,226,648		3,158,337		3,960,626		1,417,788		1,743,278

CHANGE IN UNITS:

Beginning units		31,210		108,187		113,570		128,560		103,788		124,983		234,654		293,973

Units purchased		30,592		52,249		90,578		240,935		44,930		36,603		20,525		42,333

Units redeemed		(34,794)		(129,226)		(104,605)		(255,925)		(68,933)		(57,798)		(70,108)		(101,652)

Ending units		27,008		31,210		99,543		113,570		79,785		103,788		185,071		234,654

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVSCG				RVSCV				RVSDL				RVWDL
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(38,555)		(44,012)		(28,514)		(33,469)		14,311		6,459		6,315		8,075

Realized gain (loss) on investments		52,702		570,534		(94,754)		301,626		(90,599)		23,085		14,200		(29,800)

Change in unrealized gain (loss) on investments		109,122		(385,148)		52,112		(294,807)		(25,004)		40,939		10,300		(14,626)

Reinvested capital gains		—		—		52,554		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		123,269		141,374		(18,602)		(26,650)		(101,292)		70,483		30,815		(36,351)

Equity transactions:

Purchase payments received from contract owners (note 4)		7,655		43,644		2,266		47,790		6,172		1,029		1,453		7,615

Transfers between subaccounts, net		272,866		223,362		220,758		309,630		(369,119)		370,714		(29,987)		4,563

Redemptions (notes 2, 3, and 4)		(917,757)		(512,841)		(347,707)		(447,307)		(33,622)		(30,810)		(16,171)		(1,860)

Adjustments to maintain reserves		267		(107)		243		(91)		132		(66)		41		(11)

Net equity transactions		(636,969)		(245,942)		(124,440)		(89,978)		(396,437)		340,867		(44,664)		10,307

Net change in contract owners’ equity		(513,700)		(104,568)		(143,042)		(116,628)		(497,729)		411,350		(13,849)		(26,044)

Contract owners’ equity at beginning of period		2,959,129		3,063,697		2,397,238		2,513,866		779,283		367,933		158,237		184,281

Contract owners’ equity at end of period		$2,445,429		2,959,129		2,254,196		2,397,238		281,554		779,283		144,388		158,237

CHANGE IN UNITS:

Beginning units		97,825		107,788		91,483		98,603		88,324		48,236		44,142		44,928

Units purchased		259,542		249,972		43,823		212,493		191,014		365,995		374,615		312,495

Units redeemed		(280,942)		(259,935)		(52,136)		(219,613)		(242,815)		(325,907)		(384,434)		(313,281)

Ending units		76,425		97,825		83,170		91,483		36,523		88,324		34,323		44,142

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	HTDEIA				HTIOIA				HTMCIA				AVIE2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$663		1,598		1,634		102		(640)		(609)		8		4,008

Realized gain (loss) on investments		15,981		18,310		846		25		1,956		(7,999)		16,690		(1,321)

Change in unrealized gain (loss) on investments		724		81,092		17,744		5		(30,017)		11,944		58,625		(15,701)

Reinvested capital gains		58,345		24,424		934		—		28,026		4,380		59,571		5,449

Net increase (decrease) in contract owners’ equity resulting from operations		75,713		125,424		21,158		132		(675)		7,716		134,894		(7,565)

Equity transactions:

Purchase payments received from contract owners (note 4)		52,578		54,588		211,859		12,515		33,187		73,866		38,800		17,151

Transfers between subaccounts, net		(63,801)		(77,153)		(1,714)		132		(35,015)		7,164		(27,757)		45,176

Redemptions (notes 2, 3, and 4)		(16,290)		(19,407)		(1,229)		(333)		(6,199)		(42,559)		(136,317)		(107,642)

Adjustments to maintain reserves		10		(6)		3		(3)		8		(3)		87		(32)

Net equity transactions		(27,503)		(41,978)		208,919		12,311		(8,019)		38,468		(125,187)		(45,347)

Net change in contract owners’ equity		48,210		83,446		230,077		12,443		(8,694)		46,184		9,707		(52,912)

Contract owners’ equity at beginning of period		605,201		521,755		18,341		5,898		185,923		139,739		954,088		1,007,000

Contract owners’ equity at end of period		$653,411		605,201		248,418		18,341		177,229		185,923		963,795		954,088

CHANGE IN UNITS:

Beginning units		37,626		40,535		1,622		564		16,596		13,210		74,295		77,877

Units purchased		3,443		4,590		15,525		1,089		4,542		7,769		6,940		11,908

Units redeemed		(5,421)		(7,499)		(238)		(31)		(5,202)		(4,383)		(16,023)		(15,490)

Ending units		35,648		37,626		16,909		1,622		15,936		16,596		65,212		74,295

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVBRA2				IVEW52				IVEW5I				IVGMMI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$183,982		155,405		32,722		53,237		27,354		17,094		1,543		—

Realized gain (loss) on investments		(139,253)		(133,112)		71,522		(23,947)		47,455		6,339		—		—

Change in unrealized gain (loss) on investments		205,695		70,865		110,762		1,300,839		(38,668)		93,775		—		—

Reinvested capital gains		—		—		1,054,695		397,962		164,506		32,498		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		250,424		93,158		1,269,701		1,728,091		200,647		149,706		1,543		—

Equity transactions:

Purchase payments received from contract owners (note 4)		102,080		256,991		64,201		133,018		729,377		237,754		58,597		—

Transfers between subaccounts, net		12,261		(178,716)		(595,015)		(392,169)		19,850		(56,109)		3,421		—

Redemptions (notes 2, 3, and 4)		(347,401)		(492,086)		(3,330,273)		(1,652,584)		(104,524)		(62,490)		(2,626)		—

Adjustments to maintain reserves		218		(90)		152		(72)		7		(5)		—		—

Net equity transactions		(232,842)		(413,901)		(3,860,935)		(1,911,807)		644,710		119,150		59,392		—

Net change in contract owners’ equity		17,582		(320,743)		(2,591,234)		(183,716)		845,357		268,856		60,935		—

Contract owners’ equity at beginning of period		3,260,371		3,581,114		15,648,607		15,832,323		1,429,202		1,160,346		—		—

Contract owners’ equity at end of period		$3,277,953		3,260,371		13,057,373		15,648,607		2,274,559		1,429,202		60,935		—

CHANGE IN UNITS:

Beginning units		247,689		280,080		701,111		791,188		124,532		113,559		—		—

Units purchased		55,039		64,057		29,982		85,504		101,349		22,875		6,156		—

Units redeemed		(71,494)		(96,448)		(196,635)		(175,581)		(46,877)		(11,902)		(256)		—

Ending units		231,234		247,689		534,458		701,111		179,004		124,532		5,900		—

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVAG				OVGSS				OVIG				OVSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(4,323)		(3,247)		(148,947)		(181,750)		277		4,010		1,177		(1,224)

Realized gain (loss) on investments		46,233		(67,325)		(740,495)		(211,003)		(58,437)		(170,606)		6,949		2,182

Change in unrealized gain (loss) on investments		(106,441)		314,566		(411,775)		1,597,583		140,097		58,016		(20,243)		18,833

Reinvested capital gains		129,824		—		2,954,933		906,436		138,078		90,556		78,288		16,538

Net increase (decrease) in contract owners’ equity resulting from operations		65,293		243,994		1,653,716		2,111,266		220,015		(18,024)		66,171		36,329

Equity transactions:

Purchase payments received from contract owners (note 4)		509,448		372,387		2,064		38,437		350,416		125,099		259,805		280,698

Transfers between subaccounts, net		(15,951)		48,033		(15,648,683)		(972,165)		(71,115)		68,516		22,324		(21,648)

Redemptions (notes 2, 3, and 4)		(41,827)		(392,888)		(916,218)		(1,148,942)		(115,588)		(340,458)		(28,099)		(3,680)

Adjustments to maintain reserves		15		(8)		302		(163)		14		(4)		7		(2)

Net equity transactions		451,685		27,524		(16,562,535)		(2,082,833)		163,727		(146,847)		254,037		255,368

Net change in contract owners’ equity		516,978		271,518		(14,908,819)		28,433		383,742		(164,871)		320,208		291,697

Contract owners’ equity at beginning of period		1,082,525		811,007		14,908,819		14,880,386		1,338,910		1,503,781		544,181		252,484

Contract owners’ equity at end of period		$1,599,503		1,082,525		—		14,908,819		1,722,652		1,338,910		864,389		544,181

CHANGE IN UNITS:

Beginning units		85,193		79,029		580,575		664,455		131,746		145,005		50,651		26,390

Units purchased		76,796		64,823		27,990		24,227		57,867		31,370		40,387		34,512

Units redeemed		(41,505)		(58,659)		(608,565)		(108,107)		(43,400)		(44,629)		(16,793)		(10,251)

Ending units		120,484		85,193		—		580,575		146,213		131,746		74,245		50,651

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVSCS				JABS				JAFBS				JAGSEI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(129,162)		(147,751)		199,110		207,303		167,419		145,746		(2,123)		(1,401)

Realized gain (loss) on investments		269,472		(111,037)		1,746,755		1,152,575		(167,021)		(225,675)		14,735		2,910

Change in unrealized gain (loss) on investments		(602,726)		1,128,421		1,470,893		3,237,851		285,139		103,241		28,013		(3,120)

Reinvested capital gains		1,518,180		484,231		1,103,589		—		—		—		12,218		2,133

Net increase (decrease) in contract owners’ equity resulting from operations		1,055,764		1,353,864		4,520,347		4,597,729		285,537		23,312		52,843		522

Equity transactions:

Purchase payments received from contract owners (note 4)		1,486,554		1,716,713		2,817,626		2,481,143		75,016		67,008		—		237,586

Transfers between subaccounts, net		375,537		418,346		(834,618)		127,916		309,362		352,174		(106,916)		97,918

Redemptions (notes 2, 3, and 4)		(1,134,571)		(1,760,249)		(4,084,877)		(3,376,693)		(299,524)		(617,102)		—		—

Adjustments to maintain reserves		(932)		567		182		(81)		122		(44)		(1)		(1)

Net equity transactions		726,588		375,377		(2,101,687)		(767,715)		84,976		(197,964)		(106,917)		335,503

Net change in contract owners’ equity		1,782,352		1,729,241		2,418,660		3,830,014		370,513		(174,652)		(54,074)		336,025

Contract owners’ equity at beginning of period		13,489,577		11,760,336		35,993,005		32,162,991		4,682,549		4,857,201		336,025		—

Contract owners’ equity at end of period		$15,271,929		13,489,577		38,411,665		35,993,005		5,053,062		4,682,549		281,951		336,025

CHANGE IN UNITS:

Beginning units		678,461		657,758		1,818,339		1,852,231		454,169		474,592		27,474		—

Units purchased		246,545		482,648		323,384		399,926		84,246		127,133		72		27,474

Units redeemed		(208,308)		(461,945)		(434,684)		(433,818)		(75,924)		(147,556)		(7,721)		—

Ending units		716,698		678,461		1,707,039		1,818,339		462,491		454,169		19,825		27,474

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAGTS				JAIGS				JAMGS				JAWGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(488,798)		(464,970)		2,192		1,165		(253,129)		(125,942)		(2,761)		(123)

Realized gain (loss) on investments		3,543,840		(729,779)		18,928		7,963		242,860		(123,048)		1,130		6

Change in unrealized gain (loss) on investments		2,026,264		11,513,901		157,909		4,692		(525,591)		2,262,356		41,954		701

Reinvested capital gains		3,830,954		—		—		—		2,130,500		1,027,930		10,430		—

Net increase (decrease) in contract owners’ equity resulting from operations		8,912,260		10,319,152		179,029		13,820		1,594,640		3,041,296		50,753		584

Equity transactions:

Purchase payments received from contract owners (note 4)		4,066,439		2,978,229		365,175		160,164		2,299,659		2,359,031		334,318		—

Transfers between subaccounts, net		(2,997,125)		(2,760,020)		(36,753)		3,695		975,768		490,214		383,275		45,143

Redemptions (notes 2, 3, and 4)		(5,319,761)		(4,035,452)		(48,377)		(32,991)		(2,064,595)		(2,182,739)		(19,909)		(140)

Adjustments to maintain reserves		341		(172)		11		(13)		229		(102)		(3)		(2)

Net equity transactions		(4,250,106)		(3,817,415)		280,056		130,855		1,211,061		666,404		697,681		45,001

Net change in contract owners’ equity		4,662,154		6,501,737		459,085		144,675		2,805,701		3,707,700		748,434		45,585

Contract owners’ equity at beginning of period		41,458,470		34,956,733		554,979		410,304		24,888,951		21,181,251		45,585		—

Contract owners’ equity at end of period		$46,120,624		41,458,470		1,014,064		554,979		27,694,652		24,888,951		794,019		45,585

CHANGE IN UNITS:

Beginning units		836,575		919,057		52,800		40,749		944,579		915,689		4,078		—

Units purchased		223,920		256,709		58,863		34,385		234,122		210,820		60,725		4,091

Units redeemed		(307,038)		(339,191)		(35,755)		(22,334)		(188,980)		(181,930)		(5,275)		(13)

Ending units		753,457		836,575		75,908		52,800		989,721		944,579		59,528		4,078

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LZREMI				LZREMS				LPVAI				LPVCA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$11,190		12,910		37,474		53,604		1,053		1,389		(17,405)		(20,996)

Realized gain (loss) on investments		23,883		5,830		313,498		54,852		14,470		11,728		(118,943)		(120,069)

Change in unrealized gain (loss) on investments		117,782		9,795		631,851		46,542		(29,367)		18,342		6,424		(37,357)

Reinvested capital gains		—		—		—		—		68,082		33,425		264,675		421,963

Net increase (decrease) in contract owners’ equity resulting from operations		152,855		28,535		982,823		154,998		54,238		64,884		134,751		243,541

Equity transactions:

Purchase payments received from contract owners (note 4)		111,727		82,192		85,816		6,707		37,170		19,216		95		(527)

Transfers between subaccounts, net		(59,560)		(15,817)		(390,721)		383,012		63,544		(40,933)		162,724		(325,987)

Redemptions (notes 2, 3, and 4)		(26,390)		(32,475)		(556,000)		(459,229)		(29,427)		(16,178)		(83,257)		(3,062,465)

Adjustments to maintain reserves		9		(4)		284		(108)		10		(6)		81		(37)

Net equity transactions		25,786		33,896		(860,621)		(69,618)		71,297		(37,901)		79,643		(3,389,016)

Net change in contract owners’ equity		178,641		62,431		122,202		85,380		125,535		26,983		214,394		(3,145,475)

Contract owners’ equity at beginning of period		400,308		337,877		3,137,101		3,051,721		330,738		303,755		1,483,436		4,628,911

Contract owners’ equity at end of period		$578,949		400,308		3,259,303		3,137,101		456,273		330,738		1,697,830		1,483,436

CHANGE IN UNITS:

Beginning units		30,230		27,380		285,184		293,780		20,112		22,581		99,964		342,941

Units purchased		9,558		7,848		73,847		72,932		7,516		1,219		51,392		26,609

Units redeemed		(8,918)		(4,998)		(147,559)		(81,528)		(3,308)		(3,688)		(49,218)		(269,586)

Ending units		30,870		30,230		211,472		285,184		24,320		20,112		102,138		99,964

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		$		$		$		$		$		$		$
	LPVCII			LPVCMI				LPWHY2				SBVI
	2025	2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)	$71,668		26,434		29		378		103,462		117,520		(2,566)		(3,059)

Realized gain (loss) on investments	(2,093)		(40,922)		6,838		10,713		(1,377)		(18,087)		(1,648)		28,565

Change in unrealized gain (loss) on investments	(210,752)		136,309		(14,801)		(2,046)		77,947		43,865		(17,409)		(135,340)

Reinvested capital gains	528,719		297,099		14,738		3,689		—		—		146,470		221,212

Net increase (decrease) in contract owners’ equity resulting from operations	387,542		418,920		6,804		12,734		180,032		143,298		124,847		111,378

Equity transactions:

Purchase payments received from contract owners (note 4)	1,084,530		436,632		74,872		51,042		76,223		23,774		—		1

Transfers between subaccounts, net	230,254		(450,067)		37,837		(118,005)		(194,880)		(133,675)		—		—

Redemptions (notes 2, 3, and 4)	(364,541)		(149,602)		(10,840)		(9,991)		(344,746)		(559,400)		(71,845)		(321,323)

Adjustments to maintain reserves	7		(7)		8		(5)		(1,067)		560		12		(5)

Net equity transactions	950,250		(163,044)		101,877		(76,959)		(464,470)		(668,741)		(71,833)		(321,327)

Net change in contract owners’ equity	1,337,792		255,876		108,681		(64,225)		(284,438)		(525,443)		53,014		(209,949)

Contract owners’ equity at beginning of period	2,863,712		2,607,836		165,633		229,858		2,395,406		2,920,849		1,449,893		1,659,842

Contract owners’ equity at end of period	$4,201,504		2,863,712		274,314		165,633		2,110,968		2,395,406		1,502,907		1,449,893

CHANGE IN UNITS:

Beginning units	177,421		188,155		17,832		27,117		197,115		253,095		51,153		62,464

Units purchased	90,562		54,339		12,704		7,338		18,230		28,371		—		—

Units redeemed	(36,052)		(65,073)		(2,141)		(16,623)		(55,254)		(84,351)		(2,403)		(11,311)

Ending units	231,931		177,421		28,395		17,832		160,091		197,115		48,750		51,153

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SBVSG2				LACDV2				LACI2				LACIP2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(93,068)		(92,755)		12,362		(5,111)		(242)		1,171		(497)		21,447

Realized gain (loss) on investments		331,118		181,997		92,876		(848,287)		5,995		182		18,876		1,008

Change in unrealized gain (loss) on investments		(338,543)		(131,032)		640,464		1,232,229		1,425		(1,425)		3,490		(3,490)

Reinvested capital gains		615,746		295,089		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		515,253		253,299		745,702		378,831		7,178		(72)		21,869		18,965

Equity transactions:

Purchase payments received from contract owners (note 4)		500,468		216,504		20,898		27,698		—		4		(100)		3,005

Transfers between subaccounts, net		332,524		(618,469)		(303,958)		6,706,564		(280,195)		276,909		(605,616)		637,905

Redemptions (notes 2, 3, and 4)		(1,663,201)		(315,902)		(492,803)		(1,042,300)		(849)		(2,976)		(58,682)		(17,346)

Adjustments to maintain reserves		150		(72)		6,866		(4,330)		6		(5)		10		(10)

Net equity transactions		(830,059)		(717,939)		(768,997)		5,687,632		(281,038)		273,932		(664,388)		623,554

Net change in contract owners’ equity		(314,806)		(464,640)		(23,295)		6,066,463		(273,860)		273,860		(642,519)		642,519

Contract owners’ equity at beginning of period		8,140,304		8,604,944		6,066,463		—		273,860		—		642,519		—

Contract owners’ equity at end of period		$7,825,498		8,140,304		6,043,168		6,066,463		—		273,860		—		642,519

CHANGE IN UNITS:

Beginning units		437,821		476,928		574,748		—		27,390		—		62,281		—

Units purchased		170,311		55,804		2,698		727,798		653		27,771		184		71,843

Units redeemed		(217,964)		(94,911)		(71,855)		(153,050)		(28,043)		(381)		(62,465)		(9,562)

Ending units		390,168		437,821		505,591		574,748		—		27,390		—		62,281

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACIPS				LACIPT				LACIST				LACMVS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(130,815)		344,372		59,090		—		1,751		—		(31,752)		38,889

Realized gain (loss) on investments		741,710		(1,055,354)		573		—		12,081		—		112,010		(204,637)

Change in unrealized gain (loss) on investments		50,223		1,055,181		(43,055)		—		18,438		—		(73,619)		297,280

Reinvested capital gains		—		—		—		—		—		—		168,858		62,067

Net increase (decrease) in contract owners’ equity resulting from operations		661,118		344,199		16,608		—		32,270		—		175,497		193,599

Equity transactions:

Purchase payments received from contract owners (note 4)		176,951		547,515		150,859		—		17,290		—		3,964		29,327

Transfers between subaccounts, net		(12,436,756)		13,727,631		662,815		—		156,319		—		(3,295,999)		3,415,739

Redemptions (notes 2, 3, and 4)		(2,022,260)		(987,706)		(59,681)		—		(21,758)		—		(302,487)		(219,713)

Adjustments to maintain reserves		(9,887)		(805)		(2)		—		(2)		—		112		(39)

Net equity transactions		(14,291,952)		13,286,635		753,991		—		151,849		—		(3,594,410)		3,225,314

Net change in contract owners’ equity		(13,630,834)		13,630,834		770,599		—		184,119		—		(3,418,913)		3,418,913

Contract owners’ equity at beginning of period		13,630,834		—		—		—		—		—		3,418,913		—

Contract owners’ equity at end of period		$—		13,630,834		770,599		—		184,119		—		—		3,418,913

CHANGE IN UNITS:

Beginning units		1,329,845		—		—		—		—		—		322,993		—

Units purchased		438,302		1,462,848		80,004		—		30,586		—		9,251		371,323

Units redeemed		(1,768,147)		(133,003)		(6,422)		—		(14,119)		—		(332,244)		(48,330)

Ending units		—		1,329,845		73,582		—		16,467		—		—		322,993

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACU2				LACUST				LACV2				LACVS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(30,510)		(23,465)		(583)		—		15,893		96,562		7,593		38,835

Realized gain (loss) on investments		552,815		16,371		3,581		—		82,972		66,487		47,349		13,858

Change in unrealized gain (loss) on investments		(471,552)		471,552		31,616		—		345,462		217,024		103,686		82,785

Reinvested capital gains		246,163		34,812		18,442		—		576,700		70,179		198,660		25,691

Net increase (decrease) in contract owners’ equity resulting from operations		296,916		499,270		53,056		—		1,021,027		450,252		357,288		161,169

Equity transactions:

Purchase payments received from contract owners (note 4)		2,125		2,451		385		—		4,855		5,834		7,177		4,771

Transfers between subaccounts, net		(3,407,210)		2,687,342		178,791		—		(211,920)		7,964,601		(156,227)		2,785,259

Redemptions (notes 2, 3, and 4)		(51,358)		(29,533)		(2,784)		—		(689,256)		(814,617)		(457,824)		(143,024)

Adjustments to maintain reserves		75		(78)		(2)		—		13,760		(3,140)		91		(101)

Net equity transactions		(3,456,368)		2,660,182		176,390		—		(882,561)		7,152,678		(606,783)		2,646,905

Net change in contract owners’ equity		(3,159,452)		3,159,452		229,446		—		138,466		7,602,930		(249,495)		2,808,074

Contract owners’ equity at beginning of period		3,159,452		—		—		—		7,602,930		—		2,808,074		—

Contract owners’ equity at end of period		$—		3,159,452		229,446		—		7,741,396		7,602,930		2,558,579		2,808,074

CHANGE IN UNITS:

Beginning units		266,651		—		—		—		719,800		—		265,707		—

Units purchased		178		280,943		22,766		—		6,218		836,120		7,400		287,197

Units redeemed		(266,829)		(14,292)		(2,252)		—		(85,616)		(116,320)		(61,878)		(21,490)

Ending units		—		266,651		20,514		—		640,402		719,800		211,229		265,707

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LJPCBT				LJPMVS				LJPSCS				LJPUES
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$512,590		460,817		31,514		24,722		4,588		4,991		13,483		14,074

Realized gain (loss) on investments		8,297		689		9,298		38,032		46,502		57,007		228,235		263,967

Change in unrealized gain (loss) on investments		421,690		(338,792)		(265,713)		(160,736)		(8,779)		29,587		674,859		677,106

Reinvested capital gains		—		—		391,751		402,543		115,912		15,509		247,628		281,467

Net increase (decrease) in contract owners’ equity resulting from operations		942,577		122,714		166,850		304,561		158,223		107,094		1,164,205		1,236,614

Equity transactions:

Purchase payments received from contract owners (note 4)		3,447,042		4,042,092		530,887		876,799		429,810		286,211		2,039,956		1,893,031

Transfers between subaccounts, net		653,079		832,956		282,708		(89,168)		29,407		(9,174)		(293,295)		(276,355)

Redemptions (notes 2, 3, and 4)		(1,384,118)		(894,160)		(201,955)		(207,303)		(180,158)		(267,440)		(373,769)		(739,647)

Adjustments to maintain reserves		5		—		10		(7)		12		(5)		13		(8)

Net equity transactions		2,716,008		3,980,888		611,650		580,321		279,071		9,592		1,372,905		877,021

Net change in contract owners’ equity		3,658,585		4,103,602		778,500		884,882		437,294		116,686		2,537,110		2,113,635

Contract owners’ equity at beginning of period		12,545,766		8,442,164		3,096,682		2,211,800		1,068,720		952,034		7,080,227		4,966,592

Contract owners’ equity at end of period		$16,204,351		12,545,766		3,875,182		3,096,682		1,506,014		1,068,720		9,617,337		7,080,227

CHANGE IN UNITS:

Beginning units		1,219,100		831,674		244,820		199,183		84,976		84,273		491,804		426,308

Units purchased		505,742		596,130		99,539		99,395		69,641		42,546		185,065		281,218

Units redeemed		(253,810)		(208,704)		(50,825)		(53,758)		(45,656)		(41,843)		(91,668)		(215,722)

Ending units		1,471,032		1,219,100		293,534		244,820		108,961		84,976		585,201		491,804

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LOVSDC				LOVTRC				M3GRES				MEGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$789,788		622,384		379,942		311,090		708		4,700		(2,345)		(1,339)

Realized gain (loss) on investments		(128,993)		(255,347)		(132,977)		(351,253)		(40,717)		(64,572)		71,569		12,185

Change in unrealized gain (loss) on investments		275,964		343,490		303,383		143,081		54,867		41,557		(86,977)		31,416

Reinvested capital gains		—		—		—		—		—		—		68,814		23,928

Net increase (decrease) in contract owners’ equity resulting from operations		936,759		710,527		550,348		102,918		14,858		(18,315)		51,061		66,190

Equity transactions:

Purchase payments received from contract owners (note 4)		2,248,984		1,501,251		2,036,281		733,743		160,419		176,605		113,388		117,983

Transfers between subaccounts, net		3,360,707		893,742		831,979		783,278		59,335		51,110		(63,216)		673,533

Redemptions (notes 2, 3, and 4)		(1,525,225)		(2,465,603)		(1,395,291)		(1,579,410)		(74,032)		(16,457)		(753,346)		(11,895)

Adjustments to maintain reserves		188		(87)		255		(110)		46		(21)		9		(4)

Net equity transactions		4,084,654		(70,697)		1,473,224		(62,499)		145,768		211,237		(703,165)		779,617

Net change in contract owners’ equity		5,021,413		639,830		2,023,572		40,419		160,626		192,922		(652,104)		845,807

Contract owners’ equity at beginning of period		18,320,139		17,680,309		8,798,574		8,758,155		792,228		599,306		1,076,679		230,872

Contract owners’ equity at end of period		$23,341,552		18,320,139		10,822,146		8,798,574		952,854		792,228		424,575		1,076,679

CHANGE IN UNITS:

Beginning units		1,682,368		1,689,288		851,319		861,305		89,669		65,176		87,847		24,704

Units purchased		752,067		439,021		407,332		229,792		67,283		60,013		12,165		128,783

Units redeemed		(396,299)		(445,941)		(272,493)		(239,778)		(51,387)		(35,520)		(68,993)		(65,640)

Ending units		2,038,136		1,682,368		986,158		851,319		105,565		89,669		31,019		87,847

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MMCGSC				MNDSC				MV2CBI				MV2RII
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(24,820)		(14,172)		(2,075)		(23)		4,309		2,900		386		1,783

Realized gain (loss) on investments		2,285		63,315		96		(1)		26		11		87		24,603

Change in unrealized gain (loss) on investments		(431,576)		(32,353)		29,020		(2,272)		2,162		(899)		6,147		(12,446)

Reinvested capital gains		484,297		109,865		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		30,186		126,655		27,041		(2,296)		6,497		2,012		6,620		13,940

Equity transactions:

Purchase payments received from contract owners (note 4)		1,202,083		904,867		246,723		61,025		—		—		—		18,344

Transfers between subaccounts, net		176,326		82,053		101,985		572		3,972		13,064		(532)		(130,137)

Redemptions (notes 2, 3, and 4)		(53,035)		(50,128)		(2,596)		—		(963)		(817)		(359)		(1,188)

Adjustments to maintain reserves		23		(28)		(5)		—		(2)		(1)		—		3

Net equity transactions		1,325,397		936,764		346,107		61,597		3,007		12,246		(891)		(112,978)

Net change in contract owners’ equity		1,355,583		1,063,419		373,148		59,301		9,504		14,258		5,729		(99,038)

Contract owners’ equity at beginning of period		1,489,937		426,518		59,301		—		87,852		73,594		30,823		129,861

Contract owners’ equity at end of period		$2,845,520		1,489,937		432,449		59,301		97,356		87,852		36,552		30,823

CHANGE IN UNITS:

Beginning units		116,930		37,881		5,637		—		9,133		7,853		3,090		13,375

Units purchased		164,793		149,867		31,785		5,637		406		1,366		—		5,238

Units redeemed		(63,369)		(70,818)		(526)		—		(97)		(86)		(77)		(15,523)

Ending units		218,354		116,930		36,896		5,637		9,442		9,133		3,013		3,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MV2RIS				MV3LMS				MV3MVI				MV3MVS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$5,652		3,943		4,337		811		2,924		2,546		(37,441)		(7,658)

Realized gain (loss) on investments		111,671		6,940		2,565		296		(40)		633		(23,300)		40,501

Change in unrealized gain (loss) on investments		236,677		(16,965)		432		45		(17,855)		20,547		(552,394)		877,181

Reinvested capital gains		—		—		—		—		37,296		11,896		1,197,495		556,001

Net increase (decrease) in contract owners’ equity resulting from operations		354,000		(6,082)		7,334		1,152		22,325		35,622		584,360		1,466,025

Equity transactions:

Purchase payments received from contract owners (note 4)		(22,350)		353,865		86,893		10,292		130,691		54,140		886,476		727,949

Transfers between subaccounts, net		55,393		50,650		(2,383)		39,661		15,487		(10,758)		358,143		(13,265)

Redemptions (notes 2, 3, and 4)		(22,273)		(9,224)		(20,362)		(13,791)		(29,810)		(20,840)		(1,691,494)		(921,622)

Adjustments to maintain reserves		84		(36)		1		(3)		12		(4)		230		(102)

Net equity transactions		10,854		395,255		64,149		36,159		116,380		22,538		(446,645)		(207,040)

Net change in contract owners’ equity		364,854		389,173		71,483		37,311		138,705		58,160		137,715		1,258,985

Contract owners’ equity at beginning of period		1,703,509		1,314,336		73,082		35,771		322,332		264,172		12,852,216		11,593,231

Contract owners’ equity at end of period		$2,068,363		1,703,509		144,565		73,082		461,037		322,332		12,989,931		12,852,216

CHANGE IN UNITS:

Beginning units		126,084		99,011		6,844		3,480		19,803		18,396		639,235		648,561

Units purchased		43,076		72,055		94,504		12,103		14,006		3,670		178,345		172,043

Units redeemed		(41,944)		(44,982)		(88,333)		(8,739)		(6,999)		(2,263)		(198,761)		(181,369)

Ending units		127,216		126,084		13,015		6,844		26,810		19,803		618,819		639,235

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MVBRES				MVFIC				MVGTAS				MVIGIC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(11,533)		(11,211)		20,021		15,006		29,278		(5,922)		12,110		5,941

Realized gain (loss) on investments		27,129		31,223		(860)		(872)		6,710		(1,474)		33,547		20,461

Change in unrealized gain (loss) on investments		(132,210)		446,618		41,238		27,966		11,816		30,265		149,035		31,903

Reinvested capital gains		536,999		225,441		116,519		86,275		32,845		3,770		108,343		2,952

Net increase (decrease) in contract owners’ equity resulting from operations		420,385		692,071		176,918		128,375		80,649		26,639		303,035		61,257

Equity transactions:

Purchase payments received from contract owners (note 4)		55,851		40,376		467,799		220,206		1,000		6,129		946,233		537,154

Transfers between subaccounts, net		(352,781)		(171,930)		121,794		(9,012)		5,683		12,623		78,239		(33,224)

Redemptions (notes 2, 3, and 4)		(193,263)		(460,568)		(321,177)		(302,915)		(95,942)		(194,067)		(86,901)		(74,159)

Adjustments to maintain reserves		101		(46)		14		(6)		138		(53)		9		(5)

Net equity transactions		(490,092)		(592,168)		268,430		(91,727)		(89,121)		(175,368)		937,580		429,766

Net change in contract owners’ equity		(69,707)		99,903		445,348		36,648		(8,472)		(148,729)		1,240,615		491,023

Contract owners’ equity at beginning of period		3,160,843		3,060,940		1,248,771		1,212,123		616,663		765,392		1,250,385		759,362

Contract owners’ equity at end of period		$3,091,136		3,160,843		1,694,119		1,248,771		608,191		616,663		2,491,000		1,250,385

CHANGE IN UNITS:

Beginning units		118,045		141,730		84,891		91,640		43,817		56,139		119,265		78,678

Units purchased		9,724		24,293		47,641		22,020		9,085		1,881		136,988		65,942

Units redeemed		(26,874)		(47,978)		(30,244)		(28,769)		(14,463)		(14,203)		(59,413)		(25,355)

Ending units		100,895		118,045		102,288		84,891		38,439		43,817		196,840		119,265

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MVIGSC				MVITSI				MVIVSC				MVUSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(27,090)		(14,547)		471		132		95,718		38,223		79,107		44,137

Realized gain (loss) on investments		159,923		79,528		263		260		938,592		47,232		(47,252)		(348,308)

Change in unrealized gain (loss) on investments		654,515		259,848		(11,593)		3,505		6,107,642		353,065		499,078		648,360

Reinvested capital gains		383,633		17,312		15,464		2,693		1,819,767		1,408,981		67,636		141,096

Net increase (decrease) in contract owners’ equity resulting from operations		1,170,981		342,141		4,605		6,590		8,961,719		1,847,501		598,569		485,285

Equity transactions:

Purchase payments received from contract owners (note 4)		1,394,766		790,736		—		—		76,271		267,421		796,751		155,243

Transfers between subaccounts, net		708,956		432,900		496		(2,276)		(849,694)		(503,846)		(207,422)		76,406

Redemptions (notes 2, 3, and 4)		(801,570)		(172,802)		(3,513)		(662)		(5,014,622)		(3,511,850)		(563,490)		(1,127,777)

Adjustments to maintain reserves		112		(51)		4		—		227		(98)		158		(77)

Net equity transactions		1,302,264		1,050,783		(3,013)		(2,938)		(5,787,818)		(3,748,373)		25,997		(896,205)

Net change in contract owners’ equity		2,473,245		1,392,924		1,592		3,652		3,173,901		(1,900,872)		624,566		(410,920)

Contract owners’ equity at beginning of period		5,727,000		4,334,076		38,540		34,888		29,686,126		31,586,998		4,855,244		5,266,164

Contract owners’ equity at end of period		$8,200,245		5,727,000		40,132		38,540		32,860,027		29,686,126		5,479,810		4,855,244

CHANGE IN UNITS:

Beginning units		419,748		341,570		2,464		2,657		1,755,014		1,979,110		303,533		362,522

Units purchased		211,209		146,811		40		14		95,300		151,239		103,100		120,487

Units redeemed		(127,341)		(68,633)		(236)		(207)		(375,702)		(375,335)		(104,621)		(179,476)

Ending units		503,616		419,748		2,268		2,464		1,474,612		1,755,014		302,012		303,533

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MGRFV				MSEMB				MSVEG2				MSVEM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$52,039		2,966		670,480		536,904		(253,546)		(248,279)		298		4,758

Realized gain (loss) on investments		(6,993)		(36,474)		(578,957)		(659,427)		15,356,034		5,190,742		9,804		(6,968)

Change in unrealized gain (loss) on investments		25,899		62,657		566,487		685,963		(7,255,308)		3,838,825		139,654		29,731

Reinvested capital gains		55,638		21,276		—		—		—		—		19,102		—

Net increase (decrease) in contract owners’ equity resulting from operations		126,583		50,425		658,010		563,440		7,847,180		8,781,288		168,858		27,521

Equity transactions:

Purchase payments received from contract owners (note 4)		20,141		27,923		137,207		44,856		639,954		1,509,500		137,772		115,314

Transfers between subaccounts, net		(3,787)		(369,155)		(492,818)		(411,438)		(32,702,219)		1,099,302		(30,970)		25,013

Redemptions (notes 2, 3, and 4)		(270,341)		(512,579)		(803,939)		(1,067,020)		(4,557,665)		(2,430,250)		(125,769)		(9,098)

Adjustments to maintain reserves		(3,845)		1,400		(1,035)		222		288		(150)		10		(5)

Net equity transactions		(257,832)		(852,411)		(1,160,585)		(1,433,380)		(36,619,642)		178,402		(18,957)		131,224

Net change in contract owners’ equity		(131,249)		(801,986)		(502,575)		(869,940)		(28,772,462)		8,959,690		149,901		158,745

Contract owners’ equity at beginning of period		1,912,646		2,714,632		5,461,721		6,331,661		28,772,462		19,812,772		533,515		374,770

Contract owners’ equity at end of period		$1,781,397		1,912,646		4,959,146		5,461,721		—		28,772,462		683,416		533,515

CHANGE IN UNITS:

Beginning units		152,172		221,478		417,485		533,318		1,535,643		1,527,626		60,850		45,925

Units purchased		13,611		16,729		49,074		53,385		205,192		1,173,445		19,915		17,832

Units redeemed		(33,202)		(86,035)		(134,313)		(169,218)		(1,740,835)		(1,165,428)		(21,949)		(2,907)

Ending units		132,581		152,172		332,246		417,485		—		1,535,643		58,816		60,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MSVGT2				DTRTFB				EIF2				GBF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(13,077)		(12,999)		103,767		285,688		30,133		46,838		50,700		80,340

Realized gain (loss) on investments		(20,491)		(5,497)		(163,796)		(142,983)		(131,684)		(142,577)		(96,851)		(134,388)

Change in unrealized gain (loss) on investments		141,901		77,592		281,229		(77,399)		1,867,554		566,659		162,366		18,778

Reinvested capital gains		36,947		—		—		—		519,433		497,089		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		145,280		59,096		221,200		65,306		2,285,436		968,009		116,215		(35,270)

Equity transactions:

Purchase payments received from contract owners (note 4)		832		2,103		599,478		99,818		677,891		944,147		35,537		41,403

Transfers between subaccounts, net		162,642		6,841		304,209		430,958		63,892		68,980		(991,455)		1,632,436

Redemptions (notes 2, 3, and 4)		(186,339)		(16,100)		(519,346)		(523,585)		(1,560,371)		(929,021)		(375,947)		(769,839)

Adjustments to maintain reserves		118		(46)		111		(52)		153		(70)		186		(73)

Net equity transactions		(22,747)		(7,202)		384,452		7,139		(818,435)		84,036		(1,331,679)		903,927

Net change in contract owners’ equity		122,533		51,894		605,652		72,445		1,467,001		1,052,045		(1,215,464)		868,657

Contract owners’ equity at beginning of period		1,030,041		978,147		3,431,322		3,358,877		12,332,316		11,280,271		3,423,476		2,554,819

Contract owners’ equity at end of period		$1,152,574		1,030,041		4,036,974		3,431,322		13,799,317		12,332,316		2,208,012		3,423,476

CHANGE IN UNITS:

Beginning units		66,467		67,097		348,213		347,581		629,675		625,100		371,011		273,548

Units purchased		34,453		7,972		210,197		89,849		114,982		148,525		93,484		612,404

Units redeemed		(37,041)		(8,602)		(172,399)		(89,217)		(156,833)		(143,950)		(237,902)		(514,941)

Ending units		63,879		66,467		386,011		348,213		587,824		629,675		226,593		371,011

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GBF2				GEM				GEM2				GVAAA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$155,936		116,685		(27,044)		(1,388)		(60,051)		15,849		(1,239,044)		(1,184,536)

Realized gain (loss) on investments		(127,924)		(176,726)		186,303		(5,850)		311,081		(1,506,183)		2,327,726		1,200,185

Change in unrealized gain (loss) on investments		249,785		23,507		880,944		56,515		1,783,998		1,974,846		6,874,192		9,808,145

Reinvested capital gains		—		—		—		—		—		—		6,109,971		3,592,237

Net increase (decrease) in contract owners’ equity resulting from operations		277,797		(36,534)		1,040,203		49,277		2,035,028		484,512		14,072,845		13,416,031

Equity transactions:

Purchase payments received from contract owners (note 4)		32,582		1,539		809,413		476		1,492		268,704		9,887,803		4,514,760

Transfers between subaccounts, net		311,979		748,114		15,155,020		(116,620)		(3,191,204)		(78,987)		1,787,040		960,630

Redemptions (notes 2, 3, and 4)		(184,551)		(736,120)		(361,062)		(59,876)		(741,583)		(1,205,704)		(14,460,521)		(12,044,211)

Adjustments to maintain reserves		124		(53)		(17,071)		(71)		(878)		285		613		(281)

Net equity transactions		160,134		13,480		15,586,300		(176,091)		(3,932,173)		(1,015,702)		(2,785,065)		(6,569,102)

Net change in contract owners’ equity		437,931		(23,054)		16,626,503		(126,814)		(1,897,145)		(531,190)		11,287,780		6,846,929

Contract owners’ equity at beginning of period		5,498,484		5,521,538		960,384		1,087,198		7,471,044		8,002,234		100,687,528		93,840,599

Contract owners’ equity at end of period		$5,936,415		5,498,484		17,586,887		960,384		5,573,899		7,471,044		111,975,308		100,687,528

CHANGE IN UNITS:

Beginning units		592,585		594,335		100,976		119,738		729,659		821,464		3,921,273		4,199,753

Units purchased		107,352		124,533		1,369,836		37,090		24,221		440,340		769,737		620,596

Units redeemed		(94,017)		(126,283)		(136,885)		(55,852)		(348,843)		(532,145)		(875,067)		(899,076)

Ending units		605,920		592,585		1,333,927		100,976		405,037		729,659		3,815,943		3,921,273

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVABD2				GVAGG2				GVAGI2				GVAGR2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(167,815)		(160,323)		(390,748)		(359,961)		(740,531)		(663,798)		(1,107,917)		(935,665)

Realized gain (loss) on investments		(184,572)		(523,714)		950,351		741,841		2,734,239		2,737,393		1,837,586		2,492,273

Change in unrealized gain (loss) on investments		1,185,256		629,342		5,122,123		1,310,887		3,082,774		6,335,859		14,817,046		17,006,437

Reinvested capital gains		—		—		1,062,453		1,910,979		4,926,569		2,924,679		1,677,545		3,102,815

Net increase (decrease) in contract owners’ equity resulting from operations		832,869		(54,695)		6,744,179		3,603,746		10,003,051		11,334,133		17,224,260		21,665,860

Equity transactions:

Purchase payments received from contract owners (note 4)		1,322,826		1,288,058		2,634,493		2,267,755		4,412,921		6,281,161		17,199,142		8,204,927

Transfers between subaccounts, net		1,140,769		478,310		(460,266)		(362,195)		718,550		(1,623,386)		(1,357,289)		(3,846,008)

Redemptions (notes 2, 3, and 4)		(1,226,867)		(1,756,375)		(2,376,735)		(2,216,667)		(5,798,533)		(7,762,415)		(9,969,557)		(10,483,112)

Adjustments to maintain reserves		145		(62)		162		(80)		269		(127)		336		(170)

Net equity transactions		1,236,873		9,931		(202,346)		(311,187)		(666,793)		(3,104,767)		5,872,632		(6,124,363)

Net change in contract owners’ equity		2,069,742		(44,764)		6,541,833		3,292,559		9,336,258		8,229,366		23,096,892		15,541,497

Contract owners’ equity at beginning of period		14,532,713		14,577,477		33,991,544		30,698,985		60,464,988		52,235,622		90,811,500		75,270,003

Contract owners’ equity at end of period		$16,602,455		14,532,713		40,533,377		33,991,544		69,801,246		60,464,988		113,908,392		90,811,500

CHANGE IN UNITS:

Beginning units		1,407,618		1,409,877		1,541,395		1,559,413		2,299,559		2,431,765		2,419,421		2,605,605

Units purchased		372,232		451,922		295,084		237,603		506,186		514,614		997,344		698,424

Units redeemed		(256,280)		(454,181)		(304,539)		(255,621)		(522,546)		(646,820)		(857,705)		(884,608)

Ending units		1,523,570		1,407,618		1,531,940		1,541,395		2,283,199		2,299,559		2,559,060		2,419,421

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVDMA				GVDMC				GVEX1				GVIDA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(236,096)		(263,018)		(150,474)		(173,556)		(799,260)		(551,213)		(92,752)		(85,026)

Realized gain (loss) on investments		(725,828)		(903,645)		(38,603)		(266,545)		28,387,271		(74,796,296)		(31,953)		(54,790)

Change in unrealized gain (loss) on investments		3,583,153		3,218,125		1,384,143		1,117,760		37,961,029		156,477,105		1,141,803		779,933

Reinvested capital gains		176,166		—		—		—		700,390		280,325		111,789		—

Net increase (decrease) in contract owners’ equity resulting from operations		2,797,395		2,051,462		1,195,066		677,659		66,249,430		81,409,921		1,128,887		640,117

Equity transactions:

Purchase payments received from contract owners (note 4)		132,854		278,888		446,986		454,451		46,007,759		41,249,245		131,559		105,481

Transfers between subaccounts, net		(1,199,803)		(614,986)		328,980		(208,715)		(12,543,308)		(2,823,657)		229,631		34,081

Redemptions (notes 2, 3, and 4)		(2,569,315)		(3,433,257)		(2,400,210)		(2,554,728)		(59,397,963)		(47,099,426)		(415,427)		(418,864)

Adjustments to maintain reserves		(936)		499		(32,639)		12,406		839		(389)		157		(64)

Net equity transactions		(3,637,200)		(3,768,856)		(1,656,883)		(2,296,586)		(25,932,673)		(8,674,227)		(54,080)		(279,366)

Net change in contract owners’ equity		(839,805)		(1,717,394)		(461,817)		(1,618,927)		40,316,757		72,735,694		1,074,807		360,751

Contract owners’ equity at beginning of period		20,130,317		21,847,711		13,359,862		14,978,789		423,230,991		350,495,297		6,349,918		5,989,167

Contract owners’ equity at end of period		$19,290,512		20,130,317		12,898,045		13,359,862		463,547,748		423,230,991		7,424,725		6,349,918

CHANGE IN UNITS:

Beginning units		1,139,428		1,358,511		982,816		1,159,044		13,998,858		14,334,432		342,118		358,312

Units purchased		20,377		164,891		70,380		43,321		3,970,322		3,953,653		25,342		10,481

Units redeemed		(215,579)		(383,974)		(190,828)		(219,549)		(4,805,509)		(4,289,227)		(28,015)		(26,675)

Ending units		944,226		1,139,428		862,368		982,816		13,163,671		13,998,858		339,445		342,118

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVIDC				GVIDM				HIBF				IDPG2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(131,354)		(155,657)		(612,926)		(677,685)		273,924		268,147		(41,084)		(35,196)

Realized gain (loss) on investments		35,849		(67,040)		(1,238,422)		(3,506,199)		(107,455)		(113,269)		17,514		21,032

Change in unrealized gain (loss) on investments		886,461		570,888		8,050,487		8,385,931		94,126		157,541		353,050		219,534

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		790,956		348,191		6,199,139		4,202,047		260,595		312,419		329,480		205,370

Equity transactions:

Purchase payments received from contract owners (note 4)		155,306		228,668		2,188,848		1,062,059		201,013		395,072		683,245		371,447

Transfers between subaccounts, net		185,486		(764,478)		(885,543)		(3,090,453)		(29,578)		(55,233)		81,199		64,535

Redemptions (notes 2, 3, and 4)		(1,792,350)		(2,176,384)		(7,214,153)		(8,943,519)		(522,298)		(706,652)		(106,659)		(181,658)

Adjustments to maintain reserves		269		(104)		442		(181)		207		(96)		93		(41)

Net equity transactions		(1,451,289)		(2,712,298)		(5,910,406)		(10,972,094)		(350,656)		(366,909)		657,878		254,283

Net change in contract owners’ equity		(660,333)		(2,364,107)		288,733		(6,770,047)		(90,061)		(54,490)		987,358		459,653

Contract owners’ equity at beginning of period		11,344,226		13,708,333		50,944,139		57,714,186		6,085,628		6,140,118		2,981,925		2,522,272

Contract owners’ equity at end of period		$10,683,893		11,344,226		51,232,872		50,944,139		5,995,567		6,085,628		3,969,283		2,981,925

CHANGE IN UNITS:

Beginning units		981,567		1,220,415		3,275,571		3,998,478		443,814		471,292		200,120		182,873

Units purchased		94,930		160,505		244,131		269,520		39,584		77,456		85,513		48,916

Units redeemed		(217,680)		(399,353)		(608,741)		(992,427)		(65,174)		(104,934)		(41,690)		(31,669)

Ending units		858,817		981,567		2,910,961		3,275,571		418,224		443,814		243,943		200,120

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IDPGI2				MCIF				MSBF				NAMAA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(52,445)		(37,776)		122,922		(32,104)		1,275,314		540,907		(105,485)		(97,531)

Realized gain (loss) on investments		26,934		(14,480)		609,357		(4,083,575)		(18,193)		(358,252)		17,041		(52,771)

Change in unrealized gain (loss) on investments		436,767		246,086		(1,979,017)		8,482,671		(345,207)		782,119		1,017,811		1,315,328

Reinvested capital gains		—		—		4,650,531		3,335,462		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		411,256		193,830		3,403,793		7,702,454		911,914		964,774		929,367		1,165,026

Equity transactions:

Purchase payments received from contract owners (note 4)		1,633,311		298,689		4,244,297		4,935,281		2,273,668		976,676		1,102,559		802,734

Transfers between subaccounts, net		(820,243)		(13,650)		1,485,640		3,686,470		38,237,020		725,093		8,797		83,910

Redemptions (notes 2, 3, and 4)		(245,941)		(72,141)		(11,561,015)		(9,933,098)		(1,693,630)		(3,320,571)		(870,372)		(925,024)

Adjustments to maintain reserves		105		(45)		621		(279)		140		(86)		108		(49)

Net equity transactions		567,232		212,853		(5,830,457)		(1,311,626)		38,817,198		(1,618,888)		241,092		(38,429)

Net change in contract owners’ equity		978,488		406,683		(2,426,664)		6,390,828		39,729,112		(654,114)		1,170,459		1,126,597

Contract owners’ equity at beginning of period		3,425,700		3,019,017		74,643,342		68,252,514		11,163,174		11,817,288		8,893,561		7,766,964

Contract owners’ equity at end of period		$4,404,188		3,425,700		72,216,678		74,643,342		50,892,286		11,163,174		10,064,020		8,893,561

CHANGE IN UNITS:

Beginning units		255,803		239,601		3,401,608		3,492,710		842,671		972,306		502,670		505,389

Units purchased		125,850		34,906		1,528,883		1,620,332		3,136,892		300,322		80,827		217,052

Units redeemed		(78,803)		(18,704)		(1,823,184)		(1,711,434)		(408,598)		(429,957)		(65,822)		(219,771)

Ending units		302,850		255,803		3,107,307		3,401,608		3,570,965		842,671		517,675		502,670

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NAMGI2				NCPG2				NCPGI2				NDES2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(66,865)		(63,647)		(11,684)		(14,222)		(18,513)		(20,076)		(361)		—

Realized gain (loss) on investments		454,969		200,085		51,428		28,548		38,291		56,229		3,272		—

Change in unrealized gain (loss) on investments		(137,101)		639,145		12,671		77,547		89,767		69,581		(1,187)		—

Reinvested capital gains		336,480		277,213		12,847		—		1,826		—		8,938		—

Net increase (decrease) in contract owners’ equity resulting from operations		587,483		1,052,796		65,262		91,873		111,371		105,734		10,662		—

Equity transactions:

Purchase payments received from contract owners (note 4)		850,614		70,257		277,378		45,634		65,187		121,598		51,350		—

Transfers between subaccounts, net		(1,164)		362,938		(197,575)		26,996		(114,597)		93,686		166,778		—

Redemptions (notes 2, 3, and 4)		(1,189,992)		(481,798)		(84,690)		(200,358)		(19,415)		(263,188)		(1,608)		—

Adjustments to maintain reserves		111		(54)		108		(43)		110		(50)		(2)		—

Net equity transactions		(340,431)		(48,657)		(4,779)		(127,771)		(68,715)		(47,954)		216,518		—

Net change in contract owners’ equity		247,052		1,004,139		60,483		(35,898)		42,656		57,780		227,180		—

Contract owners’ equity at beginning of period		6,256,076		5,251,937		882,708		918,606		1,498,563		1,440,783		—		—

Contract owners’ equity at end of period		$6,503,128		6,256,076		943,191		882,708		1,541,219		1,498,563		227,180		—

CHANGE IN UNITS:

Beginning units		269,604		272,415		58,958		67,469		110,257		113,710		—		—

Units purchased		83,504		42,894		17,176		5,747		8,397		21,983		17,702		—

Units redeemed		(96,854)		(45,705)		(18,756)		(14,258)		(13,604)		(25,436)		(2,078)		—

Ending units		256,254		269,604		57,378		58,958		105,050		110,257		15,624		—

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NDESY				NFDIW2				NIFY				NJMIM2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(6,505)		(11,342)		(16,634)		—		(4,391)		(2,034)		56,847		—

Realized gain (loss) on investments		263,501		249,570		69,238		—		187,552		169,792		(639)		—

Change in unrealized gain (loss) on investments		1,246,815		775,346		291,371		—		267,269		116,749		(86,520)		—

Reinvested capital gains		428,813		278,620		25,651		—		106,756		154,553		9,847		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,932,624		1,292,194		369,626		—		557,186		439,060		(20,465)		—

Equity transactions:

Purchase payments received from contract owners (note 4)		1,540,260		2,769,725		957,636		—		1,494,535		1,750,490		18,507		—

Transfers between subaccounts, net		(290,247)		54,105		15,919,286		—		(138,687)		(540,532)		14,123,872		—

Redemptions (notes 2, 3, and 4)		(89,709)		(37,170)		(419,611)		—		(370,524)		(57,015)		(146,323)		—

Adjustments to maintain reserves		10		(7)		(19)		—		5		(5)		(18)		—

Net equity transactions		1,160,314		2,786,653		16,457,292		—		985,329		1,152,938		13,996,038		—

Net change in contract owners’ equity		3,092,938		4,078,847		16,826,918		—		1,542,515		1,591,998		13,975,573		—

Contract owners’ equity at beginning of period		5,423,668		1,344,821		—		—		3,380,052		1,788,054		—		—

Contract owners’ equity at end of period		$8,516,606		5,423,668		16,826,918		—		4,922,567		3,380,052		13,975,573		—

CHANGE IN UNITS:

Beginning units		302,534		102,816		—		—		236,898		153,673		—		—

Units purchased		137,571		366,143		1,561,693		—		173,590		135,352		1,387,068		—

Units redeemed		(82,024)		(166,425)		(224,983)		—		(108,183)		(52,127)		(20,548)		—

Ending units		358,081		302,534		1,336,710		—		302,305		236,898		1,366,520		—

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NLCGY				NNASD2				NUSTLY				NVAMV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(15,074)		(12,881)		(52,011)		—		(47,154)		(29,111)		(6,274)		3,487

Realized gain (loss) on investments		1,058,263		662,585		375,716		—		738,993		385,752		112,369		111,992

Change in unrealized gain (loss) on investments		1,847,871		1,909,632		187,093		—		1,245,462		1,948,992		(49,470)		(8,841)

Reinvested capital gains		23,092		—		24,953		—		528,030		28,184		143,668		107,651

Net increase (decrease) in contract owners’ equity resulting from operations		2,914,152		2,559,336		535,751		—		2,465,331		2,333,817		200,293		214,289

Equity transactions:

Purchase payments received from contract owners (note 4)		9,721,136		5,924,559		4,043,088		—		5,050,852		6,373,292		—		2

Transfers between subaccounts, net		1,261,497		581,955		29,902,235		—		(483,981)		(305,541)		(170,161)		(11,636)

Redemptions (notes 2, 3, and 4)		(1,762,161)		(1,253,633)		(805,956)		—		(838,213)		(415,735)		(221,835)		(528,147)

Adjustments to maintain reserves		14		(6)		(17)		—		11		(7)		98		(42)

Net equity transactions		9,220,486		5,252,875		33,139,350		—		3,728,669		5,652,009		(391,898)		(539,823)

Net change in contract owners’ equity		12,134,638		7,812,211		33,675,101		—		6,194,000		7,985,826		(191,605)		(325,534)

Contract owners’ equity at beginning of period		13,391,793		5,579,582		—		—		11,879,740		3,893,914		1,373,162		1,698,696

Contract owners’ equity at end of period		$25,526,431		13,391,793		33,675,101		—		18,073,740		11,879,740		1,181,557		1,373,162

CHANGE IN UNITS:

Beginning units		813,779		449,049		—		—		706,840		296,813		63,566		89,608

Units purchased		999,346		609,551		4,089,927		—		414,903		698,366		3,208		6,061

Units redeemed		(453,065)		(244,821)		(1,394,730)		—		(216,203)		(288,339)		(19,970)		(32,103)

Ending units		1,360,060		813,779		2,695,197		—		905,540		706,840		46,804		63,566

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVAMVZ				NVBX				NVCBD2				NVCBDP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$5,188		51,746		2,598,215		815,443		23,271		90,736		548,265		—

Realized gain (loss) on investments		162,282		(431,164)		(1,373,845)		(1,022,141)		(584,950)		(132,393)		30,438		—

Change in unrealized gain (loss) on investments		554,348		1,004,804		1,249,267		235,422		742,854		31,056		103,526		—

Reinvested capital gains		1,422,975		812,287		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		2,144,793		1,437,673		2,473,637		28,724		181,175		(10,601)		682,229		—

Equity transactions:

Purchase payments received from contract owners (note 4)		886,546		1,241,898		9,477,962		3,401,929		810		4,920		1,212,571		—

Transfers between subaccounts, net		6,149,063		(745,487)		(2,059,778)		3,368,181		(2,565,930)		534,822		24,866,351		—

Redemptions (notes 2, 3, and 4)		(2,441,739)		(1,428,722)		(3,297,298)		(3,793,432)		(239,761)		(495,948)		(3,102,637)		—

Adjustments to maintain reserves		381		(172)		295		(132)		114		(43)		(58)		—

Net equity transactions		4,594,251		(932,483)		4,121,181		2,976,546		(2,804,767)		43,751		22,976,227		—

Net change in contract owners’ equity		6,739,044		505,190		6,594,818		3,005,270		(2,623,592)		33,150		23,658,456		—

Contract owners’ equity at beginning of period		11,767,508		11,262,318		44,575,747		41,570,477		4,850,364		4,817,214		—		—

Contract owners’ equity at end of period		$18,506,552		11,767,508		51,170,565		44,575,747		2,226,772		4,850,364		23,658,456		—

CHANGE IN UNITS:

Beginning units		629,996		686,444		4,475,787		4,175,443		486,105		482,037		—		—

Units purchased		434,197		152,273		1,901,929		1,255,096		21,204		78,242		2,995,065		—

Units redeemed		(217,910)		(208,721)		(1,525,894)		(954,752)		(295,832)		(74,174)		(697,456)		—

Ending units		846,283		629,996		4,851,822		4,475,787		211,477		486,105		2,297,609		—

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCBDY				NVCCA2				NVCCN2				NVCMA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,722		—		(147,937)		(145,862)		(118,664)		(136,964)		(105,594)		(99,486)

Realized gain (loss) on investments		(7)		—		451,094		182,478		108,826		91,230		856,795		153,677

Change in unrealized gain (loss) on investments		480		—		738,081		940,461		652,879		421,424		163,118		658,691

Reinvested capital gains		—		—		253,541		98,630		—		—		138,289		127,836

Net increase (decrease) in contract owners’ equity resulting from operations		4,195		—		1,294,779		1,075,707		643,041		375,690		1,052,608		840,718

Equity transactions:

Purchase payments received from contract owners (note 4)		9		—		2,345,464		672,918		919,995		490,367		38,303		569,364

Transfers between subaccounts, net		114,562		—		(454,876)		(554,551)		(904,112)		(214,843)		333,183		333,273

Redemptions (notes 2, 3, and 4)		(686)		—		(1,361,360)		(1,477,085)		(1,200,438)		(1,626,123)		(2,271,456)		(702,793)

Adjustments to maintain reserves		(2)		—		(81,141)		31,915		240		(96)		(651)		77

Net equity transactions		113,883		—		448,087		(1,326,803)		(1,184,315)		(1,350,695)		(1,900,621)		199,921

Net change in contract owners’ equity		118,078		—		1,742,866		(251,096)		(541,274)		(975,005)		(848,013)		1,040,639

Contract owners’ equity at beginning of period		—		—		10,564,431		10,815,527		9,468,182		10,443,187		7,989,318		6,948,679

Contract owners’ equity at end of period		$118,078		—		12,307,297		10,564,431		8,926,908		9,468,182		7,141,305		7,989,318

CHANGE IN UNITS:

Beginning units		—		—		433,028		493,043		697,636		800,252		304,072		297,094

Units purchased		11,838		—		165,654		39,610		105,400		129,505		24,406		39,115

Units redeemed		(471)		—		(155,203)		(99,625)		(193,323)		(232,121)		(90,691)		(32,137)

Ending units		11,367		—		443,479		433,028		609,713		697,636		237,787		304,072

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCMC2				NVCMD2				NVCRA2				NVCRB2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(104,208)		(115,152)		(164,514)		(200,196)		(86,287)		(75,122)		(112,003)		(138,169)

Realized gain (loss) on investments		663,734		178,761		581,679		1,000,515		979,464		246,032		116,483		729,792

Change in unrealized gain (loss) on investments		(13,638)		408,926		688,196		330,774		152,371		499,367		784,951		133,735

Reinvested capital gains		92,537		9,885		262,197		189,258		41,832		64,379		174,154		92,952

Net increase (decrease) in contract owners’ equity resulting from operations		638,425		482,420		1,367,558		1,320,351		1,087,380		734,656		963,585		818,310

Equity transactions:

Purchase payments received from contract owners (note 4)		49,571		224,892		157,007		584,119		1,489,775		1,014,303		130,299		1,148,362

Transfers between subaccounts, net		(299,288)		2,310		180,289		(698,893)		41,491		249,338		139,515		(1,774,726)

Redemptions (notes 2, 3, and 4)		(2,201,523)		(1,142,081)		(1,851,119)		(4,336,655)		(1,325,923)		(761,591)		(1,404,870)		(1,767,273)

Adjustments to maintain reserves		198		(78)		312		(131)		164		(74)		300		(121)

Net equity transactions		(2,451,042)		(914,957)		(1,513,511)		(4,451,560)		205,507		501,976		(1,134,756)		(2,393,758)

Net change in contract owners’ equity		(1,812,617)		(432,537)		(145,953)		(3,131,209)		1,292,887		1,236,632		(171,171)		(1,575,448)

Contract owners’ equity at beginning of period		7,519,985		7,952,522		12,201,751		15,332,960		6,597,344		5,360,712		9,476,588		11,052,036

Contract owners’ equity at end of period		$5,707,368		7,519,985		12,055,798		12,201,751		7,890,231		6,597,344		9,305,417		9,476,588

CHANGE IN UNITS:

Beginning units		450,249		504,464		572,328		792,268		223,027		207,820		491,401		630,032

Units purchased		14,170		49,468		24,220		54,621		82,123		44,468		31,464		139,358

Units redeemed		(154,509)		(103,683)		(92,276)		(274,561)		(79,852)		(29,261)		(88,329)		(277,989)

Ending units		309,910		450,249		504,272		572,328		225,298		223,027		434,536		491,401

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVDBL2				NVDCA2				NVFIII				NVGEII
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(108,642)		(112,573)		(173,858)		(182,112)		148,255		135,082		16,723		4,433

Realized gain (loss) on investments		(434,374)		(411,041)		(410,296)		(457,857)		(317,520)		(193,292)		354,477		102,785

Change in unrealized gain (loss) on investments		1,478,713		1,068,995		2,307,017		1,956,293		521,224		34,552		176,257		118,468

Reinvested capital gains		—		—		209,476		—		—		—		3,765		—

Net increase (decrease) in contract owners’ equity resulting from operations		935,697		545,381		1,932,339		1,316,324		351,959		(23,658)		551,222		225,686

Equity transactions:

Purchase payments received from contract owners (note 4)		1,073,290		190,812		296,419		143,732		610,831		872,277		918,032		125,638

Transfers between subaccounts, net		(1,658,843)		(681,622)		(995,133)		(185,080)		(200,355)		225,503		1,556,746		543,323

Redemptions (notes 2, 3, and 4)		(1,648,979)		(1,114,459)		(1,392,300)		(1,483,576)		(1,164,852)		(345,688)		(245,997)		(38,711)

Adjustments to maintain reserves		260		(103)		(71,582)		30,708		99		(43)		88		(54)

Net equity transactions		(2,234,272)		(1,605,372)		(2,162,596)		(1,494,216)		(754,277)		752,049		2,228,869		630,196

Net change in contract owners’ equity		(1,298,575)		(1,059,991)		(230,257)		(177,892)		(402,318)		728,391		2,780,091		855,882

Contract owners’ equity at beginning of period		8,615,431		9,675,422		14,476,530		14,654,422		7,932,715		7,204,324		2,271,095		1,415,213

Contract owners’ equity at end of period		$7,316,856		8,615,431		14,246,273		14,476,530		7,530,397		7,932,715		5,051,186		2,271,095

CHANGE IN UNITS:

Beginning units		602,056		718,590		842,829		931,553		836,099		756,084		136,035		96,699

Units purchased		76,827		57,757		84,759		11,025		151,051		283,830		228,849		80,527

Units redeemed		(221,688)		(174,291)		(206,663)		(99,749)		(231,111)		(203,815)		(105,655)		(41,191)

Ending units		457,195		602,056		720,925		842,829		756,039		836,099		259,229		136,035

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVIE6				NVIX				NVMGA2				NVMIVZ
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(14,341)		40,745		1,685,456		1,244,878		(36,199)		(35,738)		63,269		183,517

Realized gain (loss) on investments		345,831		108,449		1,461,232		810,582		56,450		62,412		911,076		(2,513)

Change in unrealized gain (loss) on investments		1,258,935		109,164		10,772,652		(1,143,224)		410,967		167,636		415,895		(69,939)

Reinvested capital gains		206,300		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,796,725		258,358		13,919,340		912,236		431,218		194,310		1,390,240		111,065

Equity transactions:

Purchase payments received from contract owners (note 4)		2,144,582		1,247,658		4,285,701		4,058,999		49,315		185,878		194,338		217,072

Transfers between subaccounts, net		7,030,699		350,612		(1,276,726)		807,108		93,231		47,100		2,810,590		(343,725)

Redemptions (notes 2, 3, and 4)		(622,683)		(858,168)		(4,715,536)		(4,248,334)		(236,440)		(367,566)		(737,731)		(507,042)

Adjustments to maintain reserves		36		(33)		(430)		545		136		(55)		288		(112)

Net equity transactions		8,552,634		740,069		(1,706,991)		618,318		(93,758)		(134,643)		2,267,485		(633,807)

Net change in contract owners’ equity		10,349,359		998,427		12,212,349		1,530,554		337,460		59,667		3,657,725		(522,742)

Contract owners’ equity at beginning of period		3,686,095		2,687,668		48,958,108		47,427,554		3,270,302		3,210,635		3,521,796		4,044,538

Contract owners’ equity at end of period		$14,035,454		3,686,095		61,170,457		48,958,108		3,607,762		3,270,302		7,179,521		3,521,796

CHANGE IN UNITS:

Beginning units		245,096		196,566		3,445,975		3,415,010		247,408		258,453		252,925		298,923

Units purchased		615,518		178,280		774,297		716,781		27,698		49,272		424,439		41,300

Units redeemed		(167,921)		(129,750)		(893,003)		(685,816)		(34,749)		(60,317)		(291,055)		(87,298)

Ending units		692,693		245,096		3,327,269		3,445,975		240,357		247,408		386,309		252,925

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMLG2				NVMM2				NVMMG1				NVMMG2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$638,037		(124,924)		3,723,323		5,371,272		(1,998)		(1,969)		(91,262)		(105,199)

Realized gain (loss) on investments		1,245,830		3,088,472		—		—		1,473		(1,140)		321,732		648,254

Change in unrealized gain (loss) on investments		(2,306,939)		(492,560)		—		—		12,424		46,893		(20,032)		760,634

Reinvested capital gains		3,225,473		1,367,386		134		—		2,971		—		89,442		—

Net increase (decrease) in contract owners’ equity resulting from operations		2,802,401		3,838,374		3,723,457		5,371,272		14,870		43,784		299,880		1,303,689

Equity transactions:

Purchase payments received from contract owners (note 4)		1,904,881		2,241,312		29,805,343		29,100,467		305		1		163,185		15,447

Transfers between subaccounts, net		(3,103,524)		(1,089,662)		27,643,514		34,910,562		8,086		(14,540)		(99,410)		(946,973)

Redemptions (notes 2, 3, and 4)		(3,502,735)		(1,877,026)		(86,260,914)		(81,251,047)		(14,139)		(19,569)		(762,690)		(1,748,512)

Adjustments to maintain reserves		367		(183)		(23,320)		16,455		38		(18)		438		(198)

Net equity transactions		(4,701,011)		(725,559)		(28,835,377)		(17,223,563)		(5,710)		(34,126)		(698,477)		(2,680,236)

Net change in contract owners’ equity		(1,898,610)		3,112,815		(25,111,920)		(11,852,291)		9,160		9,658		(398,597)		(1,376,547)

Contract owners’ equity at beginning of period		20,305,039		17,192,224		164,903,699		176,755,990		277,546		267,888		7,485,597		8,862,144

Contract owners’ equity at end of period		$18,406,429		20,305,039		139,791,779		164,903,699		286,706		277,546		7,087,000		7,485,597

CHANGE IN UNITS:

Beginning units		290,660		305,091		17,514,621		19,403,371		19,901		23,598		218,844		301,433

Units purchased		537,425		491,872		42,339,017		46,321,854		4,780		642		25,409		14,894

Units redeemed		(594,889)		(506,303)		(45,386,456)		(48,210,604)		(4,871)		(4,339)		(46,083)		(97,483)

Ending units		233,196		290,660		14,467,182		17,514,621		19,810		19,901		198,170		218,844

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMMV2				NVNMO1				NVNMO2				NVNSR2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(12,267)		(19,936)		—		—		(34,732)		(38,663)		1,018		(12,445)

Realized gain (loss) on investments		(247,298)		(183,878)		—		—		(800,115)		40,109		(64,547)		(30,322)

Change in unrealized gain (loss) on investments		(83,911)		513,569		—		—		745,180		(756,145)		31,418		(22,870)

Reinvested capital gains		459,720		113,132		—		6		480,623		1,529,825		27,772		181,276

Net increase (decrease) in contract owners’ equity resulting from operations		116,244		422,887		—		6		390,956		775,126		(4,339)		115,639

Equity transactions:

Purchase payments received from contract owners (note 4)		259,077		484,067		—		—		4,119		2,778		418,773		42,220

Transfers between subaccounts, net		2,862,602		76,566		—		—		151,711		336,054		(138,653)		(413,732)

Redemptions (notes 2, 3, and 4)		(1,144,474)		(996,032)		(23)		—		(630,868)		(358,824)		(357,999)		(136,903)

Adjustments to maintain reserves		404		(164)		23		(6)		215		(102)		64		(28)

Net equity transactions		1,977,609		(435,563)		—		(6)		(474,823)		(20,094)		(77,815)		(508,443)

Net change in contract owners’ equity		2,093,853		(12,676)		—		—		(83,867)		755,032		(82,154)		(392,804)

Contract owners’ equity at beginning of period		6,722,702		6,735,378		—		—		4,628,690		3,873,658		1,004,367		1,397,171

Contract owners’ equity at end of period		$8,816,555		6,722,702		—		—		4,544,823		4,628,690		922,213		1,004,367

CHANGE IN UNITS:

Beginning units		211,532		226,949		—		—		171,999		172,191		50,759		75,655

Units purchased		121,804		33,944		—		—		97,004		31,726		28,654		3,923

Units redeemed		(61,869)		(49,361)		—		—		(116,204)		(31,918)		(33,218)		(28,819)

Ending units		271,467		211,532		—		—		152,799		171,999		46,195		50,759

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVOLG2				NVRE2				NVSIX2				NVSTB2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(103,573)		(36,457)		6,610		55,094		(75,258)		(78,805)		279,654		326,807

Realized gain (loss) on investments		1,085,469		631,801		(275,637)		(574,873)		(2,082,066)		1,818,116		85,093		6,936

Change in unrealized gain (loss) on investments		2,045,091		3,069,978		(70,057)		1,036,290		5,450,648		1,569,486		92,892		140,528

Reinvested capital gains		—		—		64,072		—		1,556,383		460,738		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		3,026,987		3,665,322		(275,012)		516,511		4,849,707		3,769,535		457,639		474,271

Equity transactions:

Purchase payments received from contract owners (note 4)		554,895		2,856,184		208,193		363,059		2,767,950		4,473,494		550,448		540,846

Transfers between subaccounts, net		(1,056,796)		(248,577)		293,884		(595,919)		5,297,055		1,099,338		(571,658)		(143,802)

Redemptions (notes 2, 3, and 4)		(2,770,335)		(1,233,336)		(1,181,867)		(892,698)		(4,932,455)		(4,046,991)		(2,437,356)		(2,553,556)

Adjustments to maintain reserves		363		(176)		380		(160)		484		(212)		273		(123)

Net equity transactions		(3,271,873)		1,374,095		(679,410)		(1,125,718)		3,133,034		1,525,629		(2,458,293)		(2,156,635)

Net change in contract owners’ equity		(244,886)		5,039,417		(954,422)		(609,207)		7,982,741		5,295,164		(2,000,654)		(1,682,364)

Contract owners’ equity at beginning of period		21,049,325		16,009,908		5,936,954		6,546,161		45,423,105		40,127,941		12,288,856		13,971,220

Contract owners’ equity at end of period		$20,804,439		21,049,325		4,982,532		5,936,954		53,405,846		45,423,105		10,288,202		12,288,856

CHANGE IN UNITS:

Beginning units		738,844		681,339		345,616		415,611		2,450,381		2,380,014		1,189,273		1,409,060

Units purchased		141,410		283,089		365,468		54,400		1,053,289		1,316,895		237,131		277,597

Units redeemed		(249,862)		(225,584)		(418,717)		(124,395)		(906,139)		(1,246,528)		(470,478)		(497,384)

Ending units		630,392		738,844		292,367		345,616		2,597,531		2,450,381		955,926		1,189,273

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVTIV3				SAM				SCF				SCF2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,919		20,464		370		1,042		(15,620)		(59,376)		(8,885)		(64,064)

Realized gain (loss) on investments		20,957		18,319		—		—		(241,134)		(121,012)		(952,417)		876,867

Change in unrealized gain (loss) on investments		108,400		(19,485)		—		—		302,114		583,594		307,118		(934,242)

Reinvested capital gains		—		—		—		—		270,927		130,101		532,540		143,397

Net increase (decrease) in contract owners’ equity resulting from operations		132,276		19,298		370		1,042		316,287		533,307		(121,644)		21,958

Equity transactions:

Purchase payments received from contract owners (note 4)		—		—		—		—		82,240		9,766		339,749		169,528

Transfers between subaccounts, net		—		(17,612)		—		—		(14,226)		(626,153)		(2,780,092)		4,036,370

Redemptions (notes 2, 3, and 4)		(74,146)		(75,640)		(22)		(18,993)		(759,145)		(936,628)		(611,147)		(1,842,136)

Adjustments to maintain reserves		56		(20)		9		(2)		263		(111)		155		(69)

Net equity transactions		(74,090)		(93,272)		(13)		(18,995)		(690,868)		(1,553,126)		(3,051,335)		2,363,693

Net change in contract owners’ equity		58,186		(73,974)		357		(17,953)		(374,581)		(1,019,819)		(3,172,979)		2,385,651

Contract owners’ equity at beginning of period		417,397		491,371		14,383		32,336		4,218,932		5,238,751		8,139,789		5,754,138

Contract owners’ equity at end of period		$475,583		417,397		14,740		14,383		3,844,351		4,218,932		4,966,810		8,139,789

CHANGE IN UNITS:

Beginning units		33,447		40,689		1,507		3,508		183,700		254,420		394,158		307,464

Units purchased		—		—		—		—		12,927		8,866		861,344		755,401

Units redeemed		(4,912)		(7,242)		(1)		(2,001)		(42,900)		(79,586)		(1,036,264)		(668,707)

Ending units		28,535		33,447		1,506		1,507		153,727		183,700		219,238		394,158

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SCGF				SCGF2				SCVF				SCVF2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(43,157)		(48,508)		(63,829)		(60,020)		(4,862)		(15,537)		(1,342)		(14,545)

Realized gain (loss) on investments		217,923		(655,005)		157,137		816,223		(125,287)		(66,663)		(45,848)		69,582

Change in unrealized gain (loss) on investments		(37,643)		1,290,538		261,761		123,973		(40,246)		158,259		(182,174)		29,446

Reinvested capital gains		175,207		—		440,750		—		141,653		19,323		215,841		24,219

Net increase (decrease) in contract owners’ equity resulting from operations		312,330		587,025		795,819		880,176		(28,742)		95,382		(13,523)		108,702

Equity transactions:

Purchase payments received from contract owners (note 4)		43,132		28,202		774,030		641,640		40,816		5,460		328,736		350,317

Transfers between subaccounts, net		175,482		(373,475)		(104,730)		27,725		1,588,155		90,163		(30,727)		(124,720)

Redemptions (notes 2, 3, and 4)		(598,423)		(351,267)		(772,323)		(660,788)		(393,055)		(330,089)		(196,244)		(258,090)

Adjustments to maintain reserves		249		(118)		174		(84)		226		(93)		118		(46)

Net equity transactions		(379,560)		(696,658)		(102,849)		8,493		1,236,142		(234,559)		101,883		(32,539)

Net change in contract owners’ equity		(67,230)		(109,633)		692,970		888,669		1,207,400		(139,177)		88,360		76,163

Contract owners’ equity at beginning of period		3,061,118		3,170,751		5,454,727		4,566,058		2,198,270		2,337,447		2,891,022		2,814,859

Contract owners’ equity at end of period		$2,993,888		3,061,118		6,147,697		5,454,727		3,405,670		2,198,270		2,979,382		2,891,022

CHANGE IN UNITS:

Beginning units		123,008		151,966		265,472		265,905		122,187		136,451		174,055		177,674

Units purchased		48,310		47,178		80,058		355,166		101,362		10,888		75,651		60,660

Units redeemed		(66,604)		(76,136)		(85,242)		(355,599)		(36,601)		(25,152)		(71,645)		(64,279)

Ending units		104,714		123,008		260,288		265,472		186,948		122,187		178,061		174,055

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRF				TRF2				DWVEMD				DWVSVS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(7,975)		(7,869)		(17,551)		(16,605)		6,207		8,446		(12,643)		(12,399)

Realized gain (loss) on investments		25,568		38,307		71,691		(139,816)		47,577		341		(20,919)		42,737

Change in unrealized gain (loss) on investments		76,485		107,484		162,171		483,274		288,547		1,200		40,249		499,535

Reinvested capital gains		112,790		62,693		248,095		161,047		1,037		—		579,645		348,230

Net increase (decrease) in contract owners’ equity resulting from operations		206,868		200,615		464,406		487,900		343,368		9,987		586,332		878,103

Equity transactions:

Purchase payments received from contract owners (note 4)		48		472		111,436		211,857		81,400		83,333		474,634		570,234

Transfers between subaccounts, net		(222,078)		(109,920)		(512,347)		447,813		(93,411)		23,127		103,531		(170,959)

Redemptions (notes 2, 3, and 4)		(153,575)		(156,380)		(378,013)		(1,103,326)		(26,630)		(70,014)		(1,022,056)		(879,078)

Adjustments to maintain reserves		131		(58)		98		(45)		9		(3)		196		(85)

Net equity transactions		(375,474)		(265,886)		(778,826)		(443,701)		(38,632)		36,443		(443,695)		(479,888)

Net change in contract owners’ equity		(168,606)		(65,271)		(314,420)		44,199		304,736		46,430		142,637		398,215

Contract owners’ equity at beginning of period		1,613,017		1,678,288		3,661,914		3,617,715		442,359		395,929		9,179,253		8,781,038

Contract owners’ equity at end of period		$1,444,411		1,613,017		3,347,494		3,661,914		747,095		442,359		9,321,890		9,179,253

CHANGE IN UNITS:

Beginning units		64,533		75,194		165,802		183,687		48,422		45,389		512,969		539,493

Units purchased		3,977		837		34,391		81,033		14,319		12,522		112,662		124,459

Units redeemed		(18,416)		(11,498)		(68,988)		(98,918)		(17,479)		(9,489)		(137,404)		(150,983)

Ending units		50,094		64,533		131,205		165,802		45,262		48,422		488,227		512,969

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DWVSVT				WRASP				WRENG				MNCPS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$448		369		(21,504)		36,570		(1,397)		17,947		99,224		101,906

Realized gain (loss) on investments		106		147		181,816		198,669		12,195		133,773		(71,803)		(335,284)

Change in unrealized gain (loss) on investments		1,289		2,009		443,229		345,611		64,198		(206,591)		633,862		511,600

Reinvested capital gains		3,092		1,401		527,975		329,513		—		—		—		82,765

Net increase (decrease) in contract owners’ equity resulting from operations		4,935		3,926		1,131,516		910,363		74,996		(54,871)		661,283		360,987

Equity transactions:

Purchase payments received from contract owners (note 4)		5,954		9,907		55,214		12,864		8,573		16,051		31,011		89,513

Transfers between subaccounts, net		2,165		(336)		(586,091)		(680,082)		86,372		(9,653)		(136,372)		(1,611,513)

Redemptions (notes 2, 3, and 4)		(746)		(1,271)		(1,313,771)		(735,864)		(226,659)		(230,761)		(740,238)		(942,302)

Adjustments to maintain reserves		6		(2)		247		(132)		80		(29)		197		(40)

Net equity transactions		7,379		8,298		(1,844,401)		(1,403,214)		(131,634)		(224,392)		(845,402)		(2,464,342)

Net change in contract owners’ equity		12,314		12,224		(712,885)		(492,851)		(56,638)		(279,263)		(184,119)		(2,103,355)

Contract owners’ equity at beginning of period		48,307		36,083		8,638,532		9,131,383		865,445		1,144,708		4,905,337		7,008,692

Contract owners’ equity at end of period		$60,621		48,307		7,925,647		8,638,532		808,807		865,445		4,721,218		4,905,337

CHANGE IN UNITS:

Beginning units		4,425		3,666		463,330		540,773		115,525		142,561		246,264		377,504

Units purchased		968		1,011		12,511		35,314		31,337		14,371		25,863		32,255

Units redeemed		(241)		(252)		(105,518)		(112,757)		(49,813)		(41,407)		(65,139)		(163,495)

Ending units		5,152		4,425		370,323		463,330		97,049		115,525		206,988		246,264

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MNHCBI				MNVFRI				MNWLGI				PSHYBI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$108,890		120,733		55,585		53,060		(371)		(242)		(1,381)		(591)

Realized gain (loss) on investments		44,365		8,010		(2,291)		(1,139)		3,980		2,886		2,996		3,089

Change in unrealized gain (loss) on investments		(30,909)		8,256		(14,641)		(895)		(1,317)		7,435		30,244		9,552

Reinvested capital gains		—		—		—		—		12,743		6,796		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		122,346		136,999		38,653		51,026		15,035		16,875		31,859		12,050

Equity transactions:

Purchase payments received from contract owners (note 4)		282,940		150,573		142,950		106,386		5,853		33,076		232,288		122,970

Transfers between subaccounts, net		(545,095)		152,354		22,030		25,483		(6,776)		(7,827)		79,703		(10,728)

Redemptions (notes 2, 3, and 4)		(111,888)		(147,731)		(48,927)		(56,612)		(1,737)		(1,033)		(9,094)		(17,095)

Adjustments to maintain reserves		8		(5)		(107)		56		4		(3)		(3)		(3)

Net equity transactions		(374,035)		155,191		115,946		75,313		(2,656)		24,213		302,894		95,144

Net change in contract owners’ equity		(251,689)		292,190		154,599		126,339		12,379		41,088		334,753		107,194

Contract owners’ equity at beginning of period		2,298,674		2,006,484		753,698		627,359		99,965		58,877		245,227		138,033

Contract owners’ equity at end of period		$2,046,985		2,298,674		908,297		753,698		112,344		99,965		579,980		245,227

CHANGE IN UNITS:

Beginning units		195,772		182,456		60,683		54,411		5,958		4,531		20,070		12,227

Units purchased		42,052		45,360		18,544		20,731		520		2,099		29,712		10,878

Units redeemed		(74,071)		(32,044)		(9,424)		(14,459)		(603)		(672)		(6,049)		(3,035)

Ending units		163,753		195,772		69,803		60,683		5,875		5,958		43,733		20,070

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PSTRBI				PMUBA				PMVAAD				PMVEBD
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(2,997)		(2,842)		154,256		121,933		100,752		160,872		216,236		218,712

Realized gain (loss) on investments		96,329		1,343		(126,516)		(98,431)		(116,833)		(256,060)		(134,515)		(223,273)

Change in unrealized gain (loss) on investments		(26,372)		21,394		206,115		122,755		388,969		164,029		398,559		263,400

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		66,960		19,895		233,855		146,257		372,888		68,841		480,280		258,839

Equity transactions:

Purchase payments received from contract owners (note 4)		528,294		66,281		359,205		213,633		175,383		157,916		116,943		55,123

Transfers between subaccounts, net		(589,091)		330,233		(137,002)		231,181		(24,737)		(287,982)		57,470		(162,322)

Redemptions (notes 2, 3, and 4)		(301,897)		(8,858)		(333,477)		(422,111)		(272,083)		(999,972)		(630,823)		(549,301)

Adjustments to maintain reserves		7		(4)		209		(99)		199		(79)		231		(119)

Net equity transactions		(362,687)		387,652		(111,065)		22,604		(121,238)		(1,130,117)		(456,179)		(656,619)

Net change in contract owners’ equity		(295,727)		407,547		122,790		168,861		251,650		(1,061,276)		24,101		(397,780)

Contract owners’ equity at beginning of period		1,195,970		788,423		3,606,645		3,437,784		3,010,869		4,072,145		3,917,304		4,315,084

Contract owners’ equity at end of period		$900,243		1,195,970		3,729,435		3,606,645		3,262,519		3,010,869		3,941,405		3,917,304

CHANGE IN UNITS:

Beginning units		105,549		71,446		313,820		313,347		212,734		299,554		267,420		312,719

Units purchased		55,853		56,804		47,796		67,113		29,101		23,171		42,543		65,897

Units redeemed		(87,397)		(22,701)		(57,889)		(66,640)		(37,676)		(109,991)		(72,891)		(111,196)

Ending units		74,005		105,549		303,727		313,820		204,159		212,734		237,072		267,420

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVFAD				PMVFHI				PMVFHV				PMVGBD
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$38,140		36,526		68,089		64,332		83,486		88,351		49,209		30,389

Realized gain (loss) on investments		(127,222)		(155,047)		(13,026)		(13,131)		(80,275)		(45,285)		(77,443)		(48,334)

Change in unrealized gain (loss) on investments		229,122		34,091		20,185		48,061		94,323		107,158		196,599		(13,359)

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		140,040		(84,430)		75,248		99,262		97,534		150,224		168,365		(31,304)

Equity transactions:

Purchase payments received from contract owners (note 4)		7,430		9,268		313,343		166,269		(59,431)		47,930		4,761		6,852

Transfers between subaccounts, net		6,004		13,035		101,520		176,939		138,736		30,025		105,524		29,351

Redemptions (notes 2, 3, and 4)		(177,917)		(215,432)		(172,773)		(168,656)		(215,581)		(163,919)		(103,887)		(178,747)

Adjustments to maintain reserves		151		(71)		101		(9)		98		(52)		162		(78)

Net equity transactions		(164,332)		(193,200)		242,191		174,543		(136,178)		(86,016)		6,560		(142,622)

Net change in contract owners’ equity		(24,292)		(277,630)		317,439		273,805		(38,644)		64,208		174,925		(173,926)

Contract owners’ equity at beginning of period		1,660,745		1,938,375		2,012,939		1,739,134		3,594,723		3,530,515		1,456,746		1,630,672

Contract owners’ equity at end of period		$1,636,453		1,660,745		2,330,378		2,012,939		3,556,079		3,594,723		1,631,671		1,456,746

CHANGE IN UNITS:

Beginning units		182,071		203,367		197,962		180,017		329,180		337,378		142,536		156,730

Units purchased		19,306		40,564		46,192		45,970		66,898		36,230		33,906		7,213

Units redeemed		(36,872)		(61,860)		(23,229)		(28,025)		(78,899)		(44,428)		(32,935)		(21,407)

Ending units		164,505		182,071		220,925		197,962		317,179		329,180		143,507		142,536

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVHYD				PMVHYI				PMVII				PMVIV
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$187,764		211,839		895		19		453,973		327,112		638,197		777,783

Realized gain (loss) on investments		72,354		145,354		3		—		47,805		(57,419)		345,783		(333,184)

Change in unrealized gain (loss) on investments		13,955		(103,468)		334		—		368,905		4,914		392,229		211,107

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		274,073		253,725		1,232		19		870,683		274,607		1,376,209		655,706

Equity transactions:

Purchase payments received from contract owners (note 4)		42,903		228,201		—		—		4,157,581		2,281,387		1,965,519		1,936,167

Transfers between subaccounts, net		(57,883)		(965,619)		659		14,245		726,597		236,133		(19,447,316)		(105,115)

Redemptions (notes 2, 3, and 4)		(344,482)		(584,479)		(157)		(12)		(1,122,383)		(615,484)		(1,063,415)		(2,028,549)

Adjustments to maintain reserves		(1,171)		(17)		—		—		4		(7)		295		(100)

Net equity transactions		(360,633)		(1,321,914)		502		14,233		3,761,799		1,902,029		(18,544,917)		(197,597)

Net change in contract owners’ equity		(86,560)		(1,068,189)		1,734		14,252		4,632,482		2,176,636		(17,168,708)		458,109

Contract owners’ equity at beginning of period		4,030,669		5,098,858		14,252		—		7,341,237		5,164,601		17,168,708		16,710,599

Contract owners’ equity at end of period		$3,944,109		4,030,669		15,986		14,252		11,973,719		7,341,237		—		17,168,708

CHANGE IN UNITS:

Beginning units		235,212		311,492		1,263		—		673,021		498,112		1,446,924		1,472,317

Units purchased		62,843		95,289		89		1,264		587,834		338,976		439,262		570,072

Units redeemed		(84,195)		(171,569)		(49)		(1)		(262,784)		(164,067)		(1,886,186)		(595,465)

Ending units		213,860		235,212		1,303		1,263		998,071		673,021		—		1,446,924

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVLAD				PMVLDI				PMVRA				PMVRI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$157,220		178,101		50,693		57,582		12,853		50		47,721		29,965

Realized gain (loss) on investments		53,223		95,208		(9,428)		(7,154)		10,158		(2)		(27,975)		(50,698)

Change in unrealized gain (loss) on investments		34,792		(63,844)		30,038		13,917		2,741		(2,741)		90,582		42,348

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		245,235		209,465		71,303		64,345		25,752		(2,693)		110,328		21,615

Equity transactions:

Purchase payments received from contract owners (note 4)		200,969		37,393		8,689		—		724,318		123,221		279,359		452,190

Transfers between subaccounts, net		983,969		(365,715)		(246,707)		94,300		(828,180)		—		344,120		57,869

Redemptions (notes 2, 3, and 4)		(1,698,789)		(5,883,203)		(23,082)		(90,154)		(42,408)		(8)		(282,080)		(137,092)

Adjustments to maintain reserves		204		(90)		96		(5)		—		(2)		7		(5)

Net equity transactions		(513,647)		(6,211,615)		(261,004)		4,141		(146,270)		123,211		341,406		372,962

Net change in contract owners’ equity		(268,412)		(6,002,150)		(189,701)		68,486		(120,518)		120,518		451,734		394,577

Contract owners’ equity at beginning of period		6,075,995		12,078,145		1,528,295		1,459,809		120,518		—		1,517,993		1,123,416

Contract owners’ equity at end of period		$5,807,583		6,075,995		1,338,594		1,528,295		—		120,518		1,969,727		1,517,993

CHANGE IN UNITS:

Beginning units		628,950		1,305,455		149,853		149,336		11,737		—		151,086		113,976

Units purchased		239,604		133,553		9,536		21,900		158,761		11,738		60,968		70,615

Units redeemed		(291,404)		(810,058)		(34,750)		(21,383)		(170,498)		(1)		(29,955)		(33,505)

Ending units		577,150		628,950		124,639		149,853		—		11,737		182,099		151,086

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVRSD				PMVRSI				PMVSTA				PMVSTI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$93,042		51,004		31,576		18,699		517,523		541,239		135,861		104,024

Realized gain (loss) on investments		(796,404)		(1,030,854)		(91,166)		(48,082)		95,747		88,506		8,872		2,800

Change in unrealized gain (loss) on investments		1,574,045		1,155,583		257,166		61,795		(78,304)		36,601		(5,671)		15,843

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		870,683		175,733		197,576		32,412		534,966		666,346		139,062		122,667

Equity transactions:

Purchase payments received from contract owners (note 4)		358,720		115,362		221,315		175,816		2,499,037		2,704,336		1,010,378		618,197

Transfers between subaccounts, net		81,282		(534,662)		(26,917)		167,945		(533,120)		(1,852,118)		491,221		348,406

Redemptions (notes 2, 3, and 4)		(2,113,295)		(849,326)		(91,495)		(76,309)		(2,168,761)		(1,002,705)		(369,210)		(186,333)

Adjustments to maintain reserves		1,414,332		(54,252)		5		(5)		141		(68)		99		(14)

Net equity transactions		(258,961)		(1,322,878)		102,908		267,447		(202,703)		(150,555)		1,132,488		780,256

Net change in contract owners’ equity		611,722		(1,147,145)		300,484		299,859		332,263		515,791		1,271,550		902,923

Contract owners’ equity at beginning of period		3,358,332		4,505,477		1,032,459		732,600		15,092,654		14,576,863		2,695,294		1,792,371

Contract owners’ equity at end of period		$3,970,054		3,358,332		1,332,943		1,032,459		15,424,917		15,092,654		3,966,844		2,695,294

CHANGE IN UNITS:

Beginning units		418,637		580,739		68,309		50,406		1,347,372		1,369,745		241,949		170,322

Units purchased		113,408		79,794		26,343		30,158		578,269		827,472		159,641		147,697

Units redeemed		(109,943)		(241,896)		(20,346)		(12,255)		(592,688)		(849,845)		(60,742)		(76,070)

Ending units		422,102		418,637		74,306		68,309		1,332,953		1,347,372		340,848		241,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVTRD				PMVTRI				PNVCA1				PNVCB1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$—		—		173,420		118,750		434		394		56,035		29,716

Realized gain (loss) on investments		—		—		(88,508)		(61,665)		15,392		6,162		185		2,682

Change in unrealized gain (loss) on investments		—		—		274,029		11,134		(6,129)		19,171		37,689		(28,457)

Reinvested capital gains		—		—		—		—		17,786		3,649		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		—		—		358,941		68,219		27,483		29,376		93,909		3,941

Equity transactions:

Purchase payments received from contract owners (note 4)		—		(416)		1,145,101		1,098,031		29,308		45,071		218,522		236,207

Transfers between subaccounts, net		—		416		522,855		140,614		(49,663)		19,008		83,626		176,313

Redemptions (notes 2, 3, and 4)		—		—		(299,644)		(238,732)		(11,203)		(31,129)		(93,764)		(81,614)

Adjustments to maintain reserves		—		—		14		(8)		6		(3)		7		(6)

Net equity transactions		—		—		1,368,326		999,905		(31,552)		32,947		208,391		330,900

Net change in contract owners’ equity		—		—		1,727,267		1,068,124		(4,069)		62,323		302,300		334,841

Contract owners’ equity at beginning of period		—		—		3,771,861		2,703,737		193,392		131,069		1,261,081		926,240

Contract owners’ equity at end of period		$—		—		5,499,128		3,771,861		189,323		193,392		1,563,381		1,261,081

CHANGE IN UNITS:

Beginning units		—		—		409,150		300,092		14,072		11,960		136,498		100,806

Units purchased		—		27,265		218,894		162,863		2,590		5,290		35,130		45,547

Units redeemed		—		(27,265)		(79,217)		(53,805)		(4,484)		(3,178)		(13,604)		(9,855)

Ending units		—		—		548,827		409,150		12,178		14,072		158,024		136,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PNVDI1				PNVMC1				PNVSC1				PNVST1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$9,204		7,479		(295)		(732)		(4)		(2)		32,324		7,982

Realized gain (loss) on investments		7,750		2,369		71,364		10,687		893		1,291		4,891		94

Change in unrealized gain (loss) on investments		71,498		(7,562)		(208,105)		56,117		4,402		(798)		(5,308)		1,383

Reinvested capital gains		27,504		—		143,711		76,176		3,387		687		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		115,956		2,286		6,675		142,248		8,678		1,178		31,907		9,459

Equity transactions:

Purchase payments received from contract owners (note 4)		240,059		169,109		364,061		315,518		42,353		24,183		527,639		289,594

Transfers between subaccounts, net		18,640		3,008		11,387		91,880		529		(4,575)		25,849		52,429

Redemptions (notes 2, 3, and 4)		(16,088)		(11,738)		(319,532)		(41,613)		(546)		(2,024)		(59,195)		(2,251)

Adjustments to maintain reserves		7		(3)		13		(6)		5		(4)		7		(4)

Net equity transactions		242,618		160,376		55,929		365,779		42,341		17,580		494,300		339,768

Net change in contract owners’ equity		358,574		162,662		62,604		508,027		51,019		18,758		526,207		349,227

Contract owners’ equity at beginning of period		293,334		130,672		1,155,069		647,042		54,772		36,014		431,075		81,848

Contract owners’ equity at end of period		$651,908		293,334		1,217,673		1,155,069		105,791		54,772		957,282		431,075

CHANGE IN UNITS:

Beginning units		28,975		13,468		77,753		52,214		5,187		3,636		40,473		8,049

Units purchased		23,173		17,124		39,640		34,799		3,873		2,315		55,081		38,909

Units redeemed		(3,326)		(1,617)		(36,572)		(9,260)		(325)		(764)		(10,041)		(6,485)

Ending units		48,822		28,975		80,821		77,753		8,735		5,187		85,513		40,473

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROA30				PROAHY				PROBIO				PROBL
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$15,507		(3,413)		26,248		115,063		(36,116)		(44,569)		(48,386)		(29,589)

Realized gain (loss) on investments		147,347		60,468		58,361		57,669		88,331		(448,932)		373,269		934,194

Change in unrealized gain (loss) on investments		4,245		(26,468)		(18,316)		(31,902)		392,004		(860,525)		14,776		(357,931)

Reinvested capital gains		—		—		—		—		181,559		1,336,837		243,139		161,226

Net increase (decrease) in contract owners’ equity resulting from operations		167,099		30,587		66,293		140,830		625,778		(17,189)		582,798		707,900

Equity transactions:

Purchase payments received from contract owners (note 4)		5,371		8,938		20,679		11,088		1,301		26,108		1,207,272		5,872

Transfers between subaccounts, net		(106,185)		224,004		(176,956)		336,245		1,277,110		(276,328)		(612,893)		1,934,935

Redemptions (notes 2, 3, and 4)		(32,764)		(40,674)		(284,775)		(904,410)		(244,117)		(371,128)		(204,881)		(2,608,797)

Adjustments to maintain reserves		108		(43)		141		(55)		257		(90)		143		(66)

Net equity transactions		(133,470)		192,225		(440,911)		(557,132)		1,034,551		(621,438)		389,641		(668,056)

Net change in contract owners’ equity		33,629		222,812		(374,618)		(416,302)		1,660,329		(638,627)		972,439		39,844

Contract owners’ equity at beginning of period		509,036		286,224		2,281,055		2,697,357		2,606,293		3,244,920		3,634,181		3,594,337

Contract owners’ equity at end of period		$542,665		509,036		1,906,437		2,281,055		4,266,622		2,606,293		4,606,620		3,634,181

CHANGE IN UNITS:

Beginning units		47,756		29,733		138,373		171,422		69,665		85,072		93,894		111,904

Units purchased		846,994		1,316,162		159,498		80,034		240,017		201,249		373,678		624,975

Units redeemed		(853,257)		(1,298,139)		(186,929)		(113,083)		(223,961)		(216,656)		(362,156)		(642,985)

Ending units		41,493		47,756		110,942		138,373		85,721		69,665		105,416		93,894

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROBM				PROBNK				PROBR				PROCG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(6,902)		(7,027)		(1,808)		1,431		444		3,215		(6,333)		1,684

Realized gain (loss) on investments		(106,669)		73,590		28,315		231,324		(22,370)		(28,888)		(186,197)		(640,983)

Change in unrealized gain (loss) on investments		46,215		(88,458)		39,620		(174,045)		10,857		(1,243)		21,208		100,235

Reinvested capital gains		58,930		537		—		—		—		2,371		186,048		722,364

Net increase (decrease) in contract owners’ equity resulting from operations		(8,426)		(21,358)		66,127		58,710		(11,069)		(24,545)		14,726		183,300

Equity transactions:

Purchase payments received from contract owners (note 4)		294		4,288		542		7,146		—		618		15,811		24,070

Transfers between subaccounts, net		(61,819)		(54,339)		(61,954)		(302,865)		(137,091)		129,367		(485,670)		114,685

Redemptions (notes 2, 3, and 4)		(38,586)		(115,497)		(52,639)		(104,897)		(6,404)		(12,474)		(669,367)		(448,165)

Adjustments to maintain reserves		117		(35)		142		(65)		49		(14)		149		(62)

Net equity transactions		(99,994)		(165,583)		(113,909)		(400,681)		(143,446)		117,497		(1,139,077)		(309,472)

Net change in contract owners’ equity		(108,420)		(186,941)		(47,782)		(341,971)		(154,515)		92,952		(1,124,351)		(126,172)

Contract owners’ equity at beginning of period		534,822		721,763		638,306		980,277		194,153		101,201		2,158,368		2,284,540

Contract owners’ equity at end of period		$426,402		534,822		590,524		638,306		39,638		194,153		1,034,017		2,158,368

CHANGE IN UNITS:

Beginning units		36,312		47,428		26,617		48,828		207,776		92,744		92,022		106,512

Units purchased		458,155		143,068		173,388		270,625		167,400		374,232		332,081		146,704

Units redeemed		(467,266)		(154,184)		(177,395)		(292,836)		(323,800)		(259,200)		(379,282)		(161,194)

Ending units		27,201		36,312		22,610		26,617		51,376		207,776		44,821		92,022

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROCS				PROE30				PROEM				PROFIN
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(23,269)		(31,292)		9,970		3,815		(8,754)		(3,734)		(29,353)		(24,471)

Realized gain (loss) on investments		135,635		132,815		151,533		90,366		336,261		197,204		172,475		398,911

Change in unrealized gain (loss) on investments		(222,310)		105,485		109,165		(102,236)		6,227		(106,912)		22,654		(125,330)

Reinvested capital gains		124,138		234,540		42,556		37,963		—		—		28,499		173,087

Net increase (decrease) in contract owners’ equity resulting from operations		14,194		441,548		313,224		29,908		333,734		86,558		194,275		422,197

Equity transactions:

Purchase payments received from contract owners (note 4)		1,691		16,763		135		86,305		680		6,755		14,180		30,016

Transfers between subaccounts, net		(397,165)		(222,662)		522,118		(93,739)		1,021,564		(1,583,860)		(62,616)		3,966

Redemptions (notes 2, 3, and 4)		(396,528)		(478,427)		(134,091)		(203,867)		(217,677)		(90,643)		(269,873)		(588,523)

Adjustments to maintain reserves		181		(83)		163		(57)		178		(66)		243		(113)

Net equity transactions		(791,821)		(684,409)		388,325		(211,358)		804,745		(1,667,814)		(318,066)		(554,654)

Net change in contract owners’ equity		(777,627)		(242,861)		701,549		(181,450)		1,138,479		(1,581,256)		(123,791)		(132,457)

Contract owners’ equity at beginning of period		2,144,152		2,387,013		1,015,398		1,196,848		774,590		2,355,846		1,818,774		1,951,231

Contract owners’ equity at end of period		$1,366,525		2,144,152		1,716,947		1,015,398		1,913,069		774,590		1,694,983		1,818,774

CHANGE IN UNITS:

Beginning units		53,742		74,262		67,826		82,249		79,574		263,327		58,102		78,975

Units purchased		71,944		140,806		313,954		98,603		1,055,807		698,073		207,864		296,295

Units redeemed		(92,798)		(161,326)		(291,920)		(113,026)		(987,275)		(881,826)		(217,639)		(317,168)

Ending units		32,888		53,742		89,860		67,826		148,106		79,574		48,327		58,102

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROGVP				PROHC				PROIND				PROINT
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,771		3,821		(61,704)		(69,660)		(49,638)		(39,906)		8,481		8,048

Realized gain (loss) on investments		(12,658)		(24,884)		(620,350)		(75,596)		385,990		191,966		109,125		10,758

Change in unrealized gain (loss) on investments		4,921		(22,566)		604,451		(40,065)		6,007		(161,503)		6,773		(16,505)

Reinvested capital gains		—		—		457,265		208,574		130,471		402,376		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		(5,966)		(43,629)		379,662		23,253		472,830		392,933		124,379		2,301

Equity transactions:

Purchase payments received from contract owners (note 4)		20,538		—		18,306		20,930		1,173,943		24,097		249		119

Transfers between subaccounts, net		(18,619)		(163,697)		261,595		(158,724)		(1,668,439)		186,613		59,563		(26,561)

Redemptions (notes 2, 3, and 4)		(20,591)		(27,074)		(366,392)		(967,014)		(193,262)		(626,727)		(90,943)		(100,427)

Adjustments to maintain reserves		16		19		255		(92)		179		(78)		83		(28)

Net equity transactions		(18,656)		(190,752)		(86,236)		(1,104,900)		(687,579)		(416,095)		(31,048)		(126,897)

Net change in contract owners’ equity		(24,622)		(234,381)		293,426		(1,081,647)		(214,749)		(23,162)		93,331		(124,596)

Contract owners’ equity at beginning of period		111,496		345,877		3,950,615		5,032,262		3,067,847		3,091,009		386,864		511,460

Contract owners’ equity at end of period		$86,874		111,496		4,244,041		3,950,615		2,853,098		3,067,847		480,195		386,864

CHANGE IN UNITS:

Beginning units		12,505		33,100		122,670		155,317		103,005		118,573		30,527		40,156

Units purchased		86,542		141,202		308,996		94,611		262,763		203,889		706,099		336,581

Units redeemed		(89,321)		(161,797)		(312,672)		(127,258)		(282,557)		(219,457)		(706,543)		(346,210)

Ending units		9,726		12,505		118,994		122,670		83,211		103,005		30,083		30,527

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROJP				PRON				PRONET				PROOG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$35,752		10,259		(93,838)		(98,582)		(51,797)		(52,894)		24,873		39,077

Realized gain (loss) on investments		6,361		108,501		1,074,460		1,206,605		692,530		868,328		(480,511)		(30,738)

Change in unrealized gain (loss) on investments		1,281		(21,972)		(151,171)		(460,638)		(408,161)		(70,953)		71,579		(143,798)

Reinvested capital gains		180,061		145,433		636,420		1,058,564		29,055		71,150		494,715		302,911

Net increase (decrease) in contract owners’ equity resulting from operations		223,455		242,221		1,465,871		1,705,949		261,627		815,631		110,656		167,452

Equity transactions:

Purchase payments received from contract owners (note 4)		95		40		1,187,818		32,979		22,165		25,871		260		10,805

Transfers between subaccounts, net		9,749		(439,309)		(1,619,251)		(540,266)		(125,858)		(460,186)		(362,870)		(998,474)

Redemptions (notes 2, 3, and 4)		(117,184)		(250,797)		(1,247,919)		(1,284,833)		(391,314)		(386,039)		(1,297,264)		(1,807,516)

Adjustments to maintain reserves		161		(73)		283		(125)		254		(120)		218		(79)

Net equity transactions		(107,179)		(690,139)		(1,679,069)		(1,792,245)		(494,753)		(820,474)		(1,659,656)		(2,795,264)

Net change in contract owners’ equity		116,276		(447,918)		(213,198)		(86,296)		(233,126)		(4,843)		(1,549,000)		(2,627,812)

Contract owners’ equity at beginning of period		906,372		1,354,290		9,081,029		9,167,325		3,636,772		3,641,615		4,882,938		7,510,750

Contract owners’ equity at end of period		$1,022,648		906,372		8,867,831		9,081,029		3,403,646		3,636,772		3,333,938		4,882,938

CHANGE IN UNITS:

Beginning units		34,155		61,711		126,051		154,669		80,477		102,230		364,138		571,921

Units purchased		229,987		415,676		190,976		170,227		155,619		189,446		570,431		801,371

Units redeemed		(234,208)		(443,232)		(211,919)		(198,845)		(166,179)		(211,199)		(694,995)		(1,009,154)

Ending units		29,934		34,155		105,108		126,051		69,917		80,477		239,574		364,138

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROPHR				PROPM				PRORRO				PROSCN
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(7,065)		(11,975)		35,402		47,519		68,508		71,037		(260,974)		(476,875)

Realized gain (loss) on investments		169,543		(24,079)		2,614,103		436,065		(916,160)		(59,477)		2,379,698		7,801,765

Change in unrealized gain (loss) on investments		12,552		(61,475)		668,910		(415,580)		726,841		(608,166)		(11,819,399)		6,439,492

Reinvested capital gains		—		92,227		—		—		126,994		899,787		5,171,838		2,477,707

Net increase (decrease) in contract owners’ equity resulting from operations		175,030		(5,302)		3,318,415		68,004		6,183		303,181		(4,528,837)		16,242,089

Equity transactions:

Purchase payments received from contract owners (note 4)		341		341		3,592		17,373		60		343		2,734,964		4,099

Transfers between subaccounts, net		(120,400)		47,003		2,573		475,165		(29,842)		(78,491)		(22,264,887)		118,888

Redemptions (notes 2, 3, and 4)		(93,961)		(198,948)		(735,525)		(419,618)		(1,610,327)		(77,027)		(1,723,707)		(950,220)

Adjustments to maintain reserves		133		(51)		177		(69)		1,543,449		(246,502)		(2,148,490)		949,943

Net equity transactions		(213,887)		(151,655)		(729,183)		72,851		(96,660)		(401,677)		(23,402,120)		122,710

Net change in contract owners’ equity		(38,857)		(156,957)		2,589,232		140,855		(90,477)		(98,496)		(27,930,957)		16,364,799

Contract owners’ equity at beginning of period		636,848		793,805		2,280,949		2,140,094		311,931		410,427		41,255,413		24,890,614

Contract owners’ equity at end of period		$597,991		636,848		4,870,181		2,280,949		221,454		311,931		13,324,456		41,255,413

CHANGE IN UNITS:

Beginning units		31,068		39,783		546,556		536,759		93,729		145,170		299,546		307,328

Units purchased		343,358		315,517		2,807,969		2,936,821		34,952		155,440		127,081		147,593

Units redeemed		(351,608)		(324,232)		(2,883,314)		(2,927,024)		(61,807)		(206,881)		(367,251)		(155,375)

Ending units		22,818		31,068		471,211		546,556		66,874		93,729		59,376		299,546

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROSEM				PROSIN				PROSN				PROTEC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(119)		106		(3,360)		140		139		3,353		(166,195)		(317,373)

Realized gain (loss) on investments		63,227		(4,821)		12,673		(3,729)		(22,415)		(28,252)		(362,098)		1,504,099

Change in unrealized gain (loss) on investments		(26)		103		(265,936)		69		1,031		10,489		(3,316,676)		1,062,799

Reinvested capital gains		—		—		—		—		—		—		1,627,368		1,677,397

Net increase (decrease) in contract owners’ equity resulting from operations		63,082		(4,612)		(256,623)		(3,520)		(21,245)		(14,410)		(2,217,601)		3,926,922

Equity transactions:

Purchase payments received from contract owners (note 4)		—		573		—		14		—		—		5,199		41,836

Transfers between subaccounts, net		(54,826)		3,627		1,706,236		6,345		(28,726)		(4,737)		(12,908,852)		(1,164,607)

Redemptions (notes 2, 3, and 4)		(36)		(2,039)		(195)		(4,647)		(13,423)		(3,399)		(412,629)		(1,310,761)

Adjustments to maintain reserves		20		(5)		32		(9)		36		(6)		329		(137)

Net equity transactions		(54,842)		2,156		1,706,073		1,703		(42,113)		(8,142)		(13,315,953)		(2,433,669)

Net change in contract owners’ equity		8,240		(2,456)		1,449,450		(1,817)		(63,358)		(22,552)		(15,533,554)		1,493,253

Contract owners’ equity at beginning of period		2,228		4,684		3,349		5,166		75,779		98,331		24,116,741		22,623,488

Contract owners’ equity at end of period		$10,468		2,228		1,452,799		3,349		12,421		75,779		8,583,187		24,116,741

CHANGE IN UNITS:

Beginning units		888		1,733		1,428		2,249		188,859		204,086		361,820		402,577

Units purchased		464,625		184,904		1,356,381		226,414		621,448		1,740,547		157,981		96,764

Units redeemed		(459,902)		(185,749)		(550,544)		(227,235)		(772,772)		(1,755,774)		(410,859)		(137,521)

Ending units		5,611		888		807,265		1,428		37,535		188,859		108,942		361,820

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROTEL				PROUN				PROUSN				PROUTL
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(26,261)		(19,850)		(49,397)		(59,637)		(9)		1,027		(4,552)		3,782

Realized gain (loss) on investments		316,873		401,421		1,328,286		1,912,598		(24,966)		(103,432)		272,752		660,908

Change in unrealized gain (loss) on investments		14,584		(38,736)		(834,853)		(192,810)		4,733		127		104,702		(137,359)

Reinvested capital gains		—		—		311,436		—		—		—		1,380		—

Net increase (decrease) in contract owners’ equity resulting from operations		305,196		342,835		755,472		1,660,151		(20,242)		(102,278)		374,282		527,331

Equity transactions:

Purchase payments received from contract owners (note 4)		393		(796)		(91)		307		—		669		74,706		12,027

Transfers between subaccounts, net		320,845		(166,781)		(654,320)		(932,790)		(10,532)		58,083		(13,575)		395,003

Redemptions (notes 2, 3, and 4)		(74,126)		(72,642)		(1,752,326)		(206,728)		(947)		(2,442)		(916,598)		(875,464)

Adjustments to maintain reserves		109		(59)		179		(84)		72		30		200		(95)

Net equity transactions		247,221		(240,278)		(2,406,558)		(1,139,295)		(11,407)		56,340		(855,267)		(468,529)

Net change in contract owners’ equity		552,417		102,557		(1,651,086)		520,856		(31,649)		(45,938)		(480,985)		58,802

Contract owners’ equity at beginning of period		1,469,214		1,366,657		5,368,333		4,847,477		53,023		98,961		3,106,318		3,047,516

Contract owners’ equity at end of period		$2,021,631		1,469,214		3,717,247		5,368,333		21,374		53,023		2,625,333		3,106,318

CHANGE IN UNITS:

Beginning units		72,871		88,239		15,802		19,942		5,182,554		6,317,085		131,037		153,940

Units purchased		379,360		474,951		11,349		11,121		80,278,223		99,877,168		318,301		431,439

Units redeemed		(368,174)		(490,319)		(18,615)		(15,261)		(82,275,833)		(101,011,699)		(350,702)		(454,342)

Ending units		84,057		72,871		8,536		15,802		3,184,944		5,182,554		98,636		131,037

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVEIB				PVEIIA				PVGPB				PVIGIB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$76,280		(39,289)		33,802		15,721		279		(827)		(1,181)		12,812

Realized gain (loss) on investments		565,052		1,768,630		61,544		39,720		663		13		624,244		37,033

Change in unrealized gain (loss) on investments		3,332,459		1,085,500		244,286		164,263		49,032		(1,167)		(102,874)		(25,478)

Reinvested capital gains		2,220,278		1,125,467		179,154		75,560		15,067		—		15,324		3,209

Net increase (decrease) in contract owners’ equity resulting from operations		6,194,069		3,940,308		518,786		295,264		65,041		(1,981)		535,513		27,576

Equity transactions:

Purchase payments received from contract owners (note 4)		4,957,755		3,575,212		720,270		474,660		187,364		230,104		471,489		429,529

Transfers between subaccounts, net		3,644,223		1,380,496		(158,853)		(121,463)		(30,051)		142,400		(2,455,687)		8,475

Redemptions (notes 2, 3, and 4)		(2,890,708)		(1,378,627)		(61,823)		(85,190)		(32,853)		(3,993)		(162,079)		(68,836)

Adjustments to maintain reserves		224		(110)		9		(7)		(2)		(2)		57		(25)

Net equity transactions		5,711,494		3,576,971		499,603		268,000		124,458		368,509		(2,146,220)		369,143

Net change in contract owners’ equity		11,905,563		7,517,279		1,018,389		563,264		189,499		366,528		(1,610,707)		396,719

Contract owners’ equity at beginning of period		30,365,007		22,847,728		2,178,463		1,615,199		366,528		—		1,610,707		1,213,988

Contract owners’ equity at end of period		$42,270,570		30,365,007		3,196,852		2,178,463		556,027		366,528		—		1,610,707

CHANGE IN UNITS:

Beginning units		1,235,588		1,096,250		162,089		143,104		32,836		—		93,429		73,085

Units purchased		580,825		527,676		64,290		78,109		23,812		33,190		82,090		42,651

Units redeemed		(368,516)		(388,338)		(28,570)		(59,124)		(12,439)		(354)		(175,519)		(22,307)

Ending units		1,447,897		1,235,588		197,809		162,089		44,209		32,836		—		93,429

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVNOB				PVTIGB				TRBCGP				TRHS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,534)		(3,606)		(21,963)		6,397		(14,465)		(12,553)		(310,505)		(331,996)

Realized gain (loss) on investments		(16,550)		207,323		51,485		16,607		201,468		252,575		(1,799,268)		885,605

Change in unrealized gain (loss) on investments		(3,059)		15,896		403,033		(19,564)		144,391		684,909		5,545,162		(2,827,845)

Reinvested capital gains		68,161		20,526		88,218		—		398,562		159,322		1,086,157		2,462,565

Net increase (decrease) in contract owners’ equity resulting from operations		47,018		240,139		520,773		3,440		729,956		1,084,253		4,521,546		188,329

Equity transactions:

Purchase payments received from contract owners (note 4)		91,209		245,445		820,624		271,572		685,561		394,534		1,238,867		2,191,039

Transfers between subaccounts, net		(204,634)		5,010		813,075		246,839		(271,122)		(523,596)		404,010		48,344

Redemptions (notes 2, 3, and 4)		(4,415)		(6,864)		(74,121)		(56,790)		(293,261)		(497,592)		(2,509,922)		(3,759,106)

Adjustments to maintain reserves		10		(14)		36		(22)		21		(10)		206		(92)

Net equity transactions		(117,830)		243,577		1,559,614		461,599		121,199		(626,664)		(866,839)		(1,519,815)

Net change in contract owners’ equity		(70,812)		483,716		2,080,387		465,039		851,155		457,589		3,654,707		(1,331,486)

Contract owners’ equity at beginning of period		495,060		11,344		1,057,633		592,594		3,968,500		3,510,911		26,199,395		27,530,881

Contract owners’ equity at end of period		$424,248		495,060		3,138,020		1,057,633		4,819,655		3,968,500		29,854,102		26,199,395

CHANGE IN UNITS:

Beginning units		35,134		979		104,926		59,858		266,985		318,976		1,621,812		1,708,704

Units purchased		26,992		804,792		199,702		60,066		48,273		29,563		764,661		323,714

Units redeemed		(34,547)		(770,637)		(76,166)		(14,998)		(41,224)		(81,554)		(800,345)		(410,606)

Ending units		27,579		35,134		228,462		104,926		274,034		266,985		1,586,128		1,621,812

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRLT1				TRMCG2				VEEMS				VVGGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$37,719		26,485		(36,331)		(27,720)		(5,033)		2,401		24,124		96,791

Realized gain (loss) on investments		830		356		(126,253)		388,525		(79,149)		(52,544)		1,656,612		278,266

Change in unrealized gain (loss) on investments		11,625		4,813		(174,797)		(273,939)		281,211		52,119		7,924,522		274,466

Reinvested capital gains		—		—		466,843		235,681		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		50,174		31,654		129,462		322,547		197,029		1,976		9,605,258		649,523

Equity transactions:

Purchase payments received from contract owners (note 4)		581,104		128,296		870,494		1,466,970		—		—		1,785,793		609,658

Transfers between subaccounts, net		630,332		(107,766)		64,824		41,716		26,471		(42,666)		1,526,655		(34,490)

Redemptions (notes 2, 3, and 4)		(62,364)		(10,924)		(96,070)		(98,488)		(234,308)		(29,000)		(1,423,798)		(1,608,115)

Adjustments to maintain reserves		6		(4)		12		(31)		62		(24)		436		(322)

Net equity transactions		1,149,078		9,602		839,260		1,410,167		(207,775)		(71,690)		1,889,086		(1,033,269)

Net change in contract owners’ equity		1,199,252		41,256		968,722		1,732,714		(10,746)		(69,714)		11,494,344		(383,746)

Contract owners’ equity at beginning of period		635,319		594,063		2,505,822		773,108		764,044		833,758		5,317,024		5,700,770

Contract owners’ equity at end of period		$1,834,571		635,319		3,474,544		2,505,822		753,298		764,044		16,811,368		5,317,024

CHANGE IN UNITS:

Beginning units		61,208		59,872		208,156		69,238		94,901		103,487		355,570		431,930

Units purchased		139,978		24,371		461,999		1,882,628		6,510		5,488		293,040		212,613

Units redeemed		(33,528)		(23,035)		(387,644)		(1,743,710)		(28,586)		(14,074)		(220,589)		(288,973)

Ending units		167,658		61,208		282,511		208,156		72,825		94,901		428,021		355,570

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VWEM				VWHA				VWHAS				VVEI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$—		(1)		13,371		14,517		73,387		79,752		3,990		4,674

Realized gain (loss) on investments		—		165		24,961		(34,626)		121,194		120,352		3,922		456

Change in unrealized gain (loss) on investments		—		(109)		428,102		(43,594)		1,566,493		(409,629)		13,748		11,350

Reinvested capital gains		—		—		—		—		—		—		14,597		11,375

Net increase (decrease) in contract owners’ equity resulting from operations		—		55		466,434		(63,703)		1,761,074		(209,525)		36,257		27,855

Equity transactions:

Purchase payments received from contract owners (note 4)		—		—		1,737		1,407		338,980		79,048		39,695		—

Transfers between subaccounts, net		—		(1,871)		221,096		(200,603)		(290,723)		(601,002)		(45,831)		53,583

Redemptions (notes 2, 3, and 4)		—		(6)		(201,860)		(411,259)		(773,317)		(1,173,663)		(6,435)		(12,457)

Adjustments to maintain reserves		—		1		210		(80)		(108)		40		7		(2)

Net equity transactions		—		(1,876)		21,183		(610,535)		(725,168)		(1,695,577)		(12,564)		41,124

Net change in contract owners’ equity		—		(1,821)		487,617		(674,238)		1,035,906		(1,905,102)		23,693		68,979

Contract owners’ equity at beginning of period		—		1,821		1,297,333		1,971,571		5,492,479		7,397,581		233,082		164,103

Contract owners’ equity at end of period		$—		—		1,784,950		1,297,333		6,528,385		5,492,479		256,775		233,082

CHANGE IN UNITS:

Beginning units		—		242		205,898		297,354		549,662		710,278		18,475		14,922

Units purchased		—		—		120,614		22,724		91,502		165,152		3,546		5,105

Units redeemed		—		(242)		(117,099)		(114,180)		(155,798)		(325,768)		(4,534)		(1,552)

Ending units		—		—		209,413		205,898		485,366		549,662		17,487		18,475

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVHGB				VVI				VVMCI				VVSTC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$374,342		203,712		22,526		39,419		58,341		48,403		334,768		245,413

Realized gain (loss) on investments		(180,076)		(105,861)		90,323		(213,590)		16,973		(88,103)		273,759		(24,332)

Change in unrealized gain (loss) on investments		590,667		(12,335)		465,815		403,789		326,145		645,738		(233,250)		122,210

Reinvested capital gains		—		—		262,503		144,541		321,389		54,010		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		784,933		85,516		841,167		374,159		722,848		660,048		375,277		343,291

Equity transactions:

Purchase payments received from contract owners (note 4)		3,028,748		2,851,570		1,248,028		366,292		1,373,120		1,240,390		217,724		694,288

Transfers between subaccounts, net		626,177		1,019,147		(695,980)		(29,501)		696,190		(66,185)		(8,046,394)		848,733

Redemptions (notes 2, 3, and 4)		(763,197)		(619,321)		(378,808)		(413,457)		(412,127)		(588,812)		(360,486)		(494,465)

Adjustments to maintain reserves		15		(9)		16		(6)		10		(5)		13		(6)

Net equity transactions		2,891,743		3,251,387		173,256		(76,672)		1,657,193		585,388		(8,189,143)		1,048,550

Net change in contract owners’ equity		3,676,676		3,336,903		1,014,423		297,487		2,380,041		1,245,436		(7,813,866)		1,391,841

Contract owners’ equity at beginning of period		10,950,939		7,614,036		4,587,713		4,290,226		5,590,943		4,345,507		8,368,273		6,976,432

Contract owners’ equity at end of period		$14,627,615		10,950,939		5,602,136		4,587,713		7,970,984		5,590,943		554,407		8,368,273

CHANGE IN UNITS:

Beginning units		1,206,144		846,400		483,206		490,936		387,928		345,773		805,923		702,414

Units purchased		486,769		530,850		174,248		78,262		201,812		143,648		48,330		184,195

Units redeemed		(181,025)		(171,106)		(163,911)		(85,992)		(92,339)		(101,493)		(804,192)		(80,686)

Ending units		1,511,888		1,206,144		493,543		483,206		497,401		387,928		50,061		805,923

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVTISI				VVTSM				PIHYB2				PIVF2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$250,493		186,694		71,983		59,961		5,605		5,256		(4,753)		(305)

Realized gain (loss) on investments		53,448		(61,530)		84,765		(31,811)		8		25		61		20

Change in unrealized gain (loss) on investments		2,338,881		125,613		832,330		847,015		2,406		3,413		51,508		8,237

Reinvested capital gains		173,770		35,925		473,063		447,961		—		—		64,763		—

Net increase (decrease) in contract owners’ equity resulting from operations		2,816,592		286,702		1,462,141		1,323,126		8,019		8,694		111,579		7,952

Equity transactions:

Purchase payments received from contract owners (note 4)		2,400,089		1,611,724		1,238,409		1,860,820		—		—		339,104		332,010

Transfers between subaccounts, net		(439,656)		341,863		(589,634)		(352,662)		—		—		137,632		18,841

Redemptions (notes 2, 3, and 4)		(866,776)		(360,204)		(360,054)		(939,993)		(537)		(9,168)		(18,043)		—

Adjustments to maintain reserves		7		(4)		12		(8)		19		(8)		(2)		—

Net equity transactions		1,093,664		1,593,379		288,733		568,157		(518)		(9,176)		458,691		350,851

Net change in contract owners’ equity		3,910,256		1,880,081		1,750,874		1,891,283		7,501		(482)		570,270		358,803

Contract owners’ equity at beginning of period		8,497,189		6,617,108		8,230,812		6,339,529		123,728		124,210		358,803		—

Contract owners’ equity at end of period		$12,407,445		8,497,189		9,981,686		8,230,812		131,229		123,728		929,073		358,803

CHANGE IN UNITS:

Beginning units		711,510		580,337		491,355		466,869		7,431		7,781		31,945		—

Units purchased		237,589		316,017		92,394		262,673		—		—		60,819		31,945

Units redeemed		(159,587)		(184,844)		(72,445)		(238,187)		(30)		(350)		(24,793)		—

Ending units		789,512		711,510		511,304		491,355		7,401		7,431		67,971		31,945

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$
	PIVFI				VRVDRA
	2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$272		674		62,699		23,650

Realized gain (loss) on investments		6,476		3,500		67,202		(432,506)

Change in unrealized gain (loss) on investments		13,191		16,448		(186,515)		664,066

Reinvested capital gains		35,564		7,216		17,208		45,178

Net increase (decrease) in contract owners’ equity resulting from operations		55,503		27,838		(39,406)		300,388

Equity transactions:

Purchase payments received from contract owners (note 4)		—		92,188		662,082		55,484

Transfers between subaccounts, net		(11,384)		(5,002)		(211,183)		(805,869)

Redemptions (notes 2, 3, and 4)		(7,193)		(8,260)		(333,959)		(574,695)

Adjustments to maintain reserves		2		(2)		177		(89)

Net equity transactions		(18,575)		78,924		117,117		(1,325,169)

Net change in contract owners’ equity		36,928		106,762		77,711		(1,024,781)

Contract owners’ equity at beginning of period		241,258		134,496		4,099,125		5,123,906

Contract owners’ equity at end of period		$278,186		241,258		4,176,836		4,099,125

CHANGE IN UNITS:

Beginning units		18,662		12,715		306,425		421,622

Units purchased		7,766		7,219		120,766		345,413

Units redeemed		(8,936)		(1,272)		(114,366)		(460,610)

Ending units		17,492		18,662		312,825		306,425

*For

all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b)	The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)*

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 1 (AMVM1)

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)*

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock International Index V.I. Fund: Class I (BRVIII)

BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)*

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class I (CVN1II)

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)*

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

Columbia Funds Variable Series Trust II - CTIVP® - Principal Large Cap Growth Fund: Class 1 (CLVLG1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)

Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)

Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Service Class 2 (FAM2)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products - International Capital Appreciation Portfolio: Initial Class (FICAP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)

Fidelity Variable Insurance Products - Value Portfolio: Initial Class (FVP)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares (GVMMI)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

HARTFORD MUTUAL FUNDS (THE)

Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA (HTDEIA)

Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA (HTIOIA)

Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA (HTMCIA)

INVESCO INVESTMENTS

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)*

Invesco V.I. International Growth Fund: Series I (OVIG)

Invesco V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)*

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)*

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)*

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class (LACIPT)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class (LACIST)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)*

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)*

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class (LACUST)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class (LJPCBT)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class (LJPUES)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class (MV2CBI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)*

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P (NVCBDP)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II (NVCCN2)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)*

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)*

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Emerging Markets Series: Standard Class (DWVEMD)

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Standard Class (DWVSVT)

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

New York Life Investments VP Funds Trust - NYLI VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)

New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class (MNVFRI)

New York Life Investments VP Funds Trust - NYLI VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)

PGIM INVESTMENTS

Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I (PSHYBI)

Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)*

PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)

Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)

Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)

Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)

Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)

Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)

PROFUNDS

ProFunds - ProFund VP Asia 30 (PROA30)

ProFunds - ProFund Access VP High Yield (PROAHY)

ProFunds - ProFund VP Biotechnology (PROBIO)

ProFunds - ProFund VP Bull (PROBL)

ProFunds - ProFund VP Materials (PROBM)

ProFunds - ProFund VP Banks (PROBNK)

ProFunds - ProFund VP Bear (PROBR)

ProFunds - ProFund VP Consumer Staples (PROCG)

ProFunds - ProFund VP Consumer Discretionary (PROCS)

ProFunds - ProFund VP Europe 30 (PROE30)

ProFunds - ProFund VP Emerging Markets (PROEM)

ProFunds - ProFund VP Financials (PROFIN)

ProFunds - ProFund VP U.S. Government Plus (PROGVP)

ProFunds - ProFund VP Health Care (PROHC)

ProFunds - ProFund VP Industrials (PROIND)

ProFunds - ProFund VP International (PROINT)

ProFunds - ProFund VP Japan (PROJP)

ProFunds - ProFund VP Nasdaq-100 (PRON)

ProFunds - ProFund VP Internet (PRONET)

ProFunds - ProFund VP Energy (PROOG)

ProFunds - ProFund VP Pharmaceuticals (PROPHR)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

ProFunds - ProFund VP Precious Metals (PROPM)

ProFunds - ProFund VP Real Estate (PRORE)*

ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)

ProFunds - ProFund VP Semiconductor (PROSCN)

ProFunds - ProFund VP Short Emerging Markets (PROSEM)

ProFunds - ProFund VP Short International (PROSIN)

ProFunds - ProFund VP Short Nasdaq-100 (PROSN)

ProFunds - ProFund VP Technology (PROTEC)

ProFunds - ProFund VP Communication Services (PROTEL)

ProFunds - ProFund VP UltraNasdaq-100 (PROUN)

ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)

ProFunds - ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)*

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)*

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class I (PIVFI)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2025, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

	Inception Date	Liquidation Date

BlackRock Variable Series Funds, Inc. - BlackRock International Index V.I. Fund: Class I (BRVIII)	2/16/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)	4/26/2024

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)	5/6/2024

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)	5/8/2024

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)	6/5/2024

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)	6/13/2024

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)	6/20/2024

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	7/9/2024

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)	7/11/2024

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)	8/22/2024

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)	8/26/2024

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)	9/24/2024

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	12/9/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class (LACUST)	2/6/2025

Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares (GVMMI)	2/21/2025

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P (NVCBDP)	2/28/2025

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)	3/17/2025

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class (LACIST)	3/20/2025

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class (LACIPT)	3/28/2025

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	5/14/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)	5/23/2025

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)	6/3/2025

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)	8/7/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)	10/8/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)		2/28/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)		2/28/2025

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	2/28/2025

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)	4/1/2025

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	4/11/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)	10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II (NVCBD2)	2/28/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P (NVCBDP)	2/28/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	10/24/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

CLVLG1	Columbia Funds Variable Series Trust II - CTIVP® - Principal Large Cap Growth Fund: Class 1	Columbia Funds Variable Series Trust II - CTIVP® - Principal Blue Chip Growth Fund: Class 1	5/1/2025

DFVIV	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio	DFA Investment Dimensions Group Inc. - VA International Value Portfolio	5/1/2025

FAM2	Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Service Class 2	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2	5/1/2025

OVIG	Invesco V.I. International Growth Fund: Series I	Invesco Oppenheimer V.I. International Growth Fund: Series I	8/22/2025

OVIGS	Invesco V.I. International Growth Fund: Series II	Invesco Oppenheimer V.I. International Growth Fund: Series II	8/22/2025

GEM2	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	2/3/2025

HIBF	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	5/1/2025

MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025

NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	5/1/2025

NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	5/1/2025

NVCBD2	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	1/27/2025

NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	5/1/2025

NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	5/1/2025

NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	5/1/2025

NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	5/1/2025

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	5/1/2025

NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	5/1/2025

NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	5/1/2025

NVMIVZ	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	1/31/2025

NVNSR2	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	6/18/2025

NVTIV3	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	1/31/2025

TRF	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	9/22/2025

TRF2	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	9/22/2025

AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025

DWVEMD	Delaware VIP Trust - Nomura VIP Emerging Markets Series: Standard Class	Delaware VIP Trust - Macquarie VIP Emerging Markets Series: Standard Class	12/1/2025

DWVSVS	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	10/31/2025

DWVSVT	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Standard Class	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Standard Class	10/31/2025

WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025

WRENG	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	10/31/2025

PIHYB2	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	3/31/2025

PIVF2	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	3/31/2025

PIVFI	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class I	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I	3/31/2025

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.35% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $2,976,543 and $1,238,004, respectively, and total transfers from the Separate Account to the fixed account were $1,603,043 and $1,227,331, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$42,025	$85,205
ALVGIA	1,334,896	1,082,915
ALVIVB	1,374,788	1,126,782
ALVPGB	3,489,952	1,008,897
ALVSVA	143,430	4,146
ALVSVB	217,367	1,608
ALCAI2	727,882	89,096
WFVSG1	232,834	189,842
AAEIP3	1,445,096	1,737,220
ARLPE3	967,738	1,192,986
AFGC	519,669	234,958
AFGF	2,241,649	930,087
AMVBA1	1,081,134	310,745
AMVBC4	10,869,402	4,724,405
AMVCB4	5,343,510	4,400,117
AMVGL4	2,749,881	1,529,948
AMVGS4	1,150,241	1,777,166
AMVGV2	7,705,891	5,113,869
AMVHI4	2,590,912	622,204
AMVI4	672,186	1,968,399
AMVIG1	617	2,905
AMVM1	393,768	65,242
AMVNW1	586,523	458,985
AMVNW4	2,645,313	2,243,813
BRVDA3	4,657,056	836,550
BRVED3	725,852	5,201,545
BRVEDI	2,198,308	1,556,294
BRVHY3	2,543,303	2,548,305
BRVHYI	1,371,813	273,999
BRVIII	963,426	313,432
BRVMMI	143,203	125,496
BRVSII	1,282,039	388,850
BRVTR1	1,593,828	359,508
BRVTR3	4,422,618	2,361,475
MLVGA3	3,952,897	4,621,590
DCAP	21,251	924
DVMCSS	745,801	2,047,159
CVN1IF	17,748,742	15,009,936
CVN1II	153,136	2,164,409
CVSBF	3,364,315	29,591
SASP5I	10,163,924	6,571,249
CLSCV1	68,628	168,599
CLVAB1	125,290	146,964
CLVEM1	65,541	124,319
CLVGT2	9,038,769	4,322,852
CLVHY1	362,757	14,735
CLVHY2	781,859	502,492
CLVIB1	1,061,145	225,374
CLVLD1	8,839,984	1,060,465
CLVLG1	—	1,444
CLVLV1	240,113	197,782
CLVPB1	1,698	263
CLVSE1	46,320	25,477

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

CLVTB1	100,461	133,011
CSCRS	170,896	268,484
CSCRS2	510,697	56,104
DFVIV	1,533,245	739,238
ETVFR	3,148,127	6,413,543
FHIB	316,140	311,067
FQB	23,796	66,732
FVUS2	113,974	192,089
FAM2	13,000	9,230
FB2	15,717,217	16,628,857
FC2	16,507,228	6,979,807
FEI2	1,113,672	1,545,246
FEIP	3,898,026	502,403
FEMS2	4,156,316	15,980,370
FG2	25,301,164	19,245,512
FGI2	8,310,962	5,918,993
FHI2	133,622	204,228
FICAP	742,192	316,803
FIGBP	1,734,907	2,850,183
FIGBP2	7,242,324	4,329,554
FIP	7,869,916	1,337,753
FMCP	647,557	383,635
FMMP	1,083,217	911,444
FNRS2	5,456,357	5,336,663
FRESS2	351,430	1,335,305
FVFRHI	1,146,923	913,241
FVIII	1,691,693	398,514
FVP	747,398	485,836
FVSII	518,300	139,752
FVSIS2	2,941,347	20,643,035
FVSS2	1,777,702	745,878
FEOVF	2,660,085	549,954
FTVFA2	147,224	141,626
FTVGI2	334,381	1,698,965
FTVIS2	1,275,643	3,343,614
FTVMD2	917,910	2,261,072
FTVUG2	1,143,992	253,390
GVGMNS	98,443	57,444
GVMMI	476,958	18,850
GVFRB	472,544	1,762,491
RAF	1,206,473	1,190,437
RBF	588,051	876,774
RBKF	655,646	693,899
RBMF	1,031,415	776,177
RCPF	422,033	583,344
RELF	6,169,380	14,785,406
RENF	1,460,917	2,486,657
RESF	8,742,214	9,307,699
RFSF	1,865,804	1,936,673
RHCF	1,297,714	1,889,867
RHYS	130,351	103,023
RINF	458,229	599,578
RJNF	2,348,882	2,985,746
RLCE	3,113,259	3,571,661
RLCJ	5,412,053	4,987,755

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

RLF	218,338	891,808
RMED	294,142	679,774
RMEK	2,177,614	2,367,857
RNF	3,156,315	3,230,670
ROF	10,690,912	12,314,645
RPMF	6,056,023	5,435,903
RREF	6,558,992	6,555,525
RRF	560,115	525,885
RTEC	2,780,831	3,922,902
RTEL	872,578	625,764
RTF	77,982,734	32,037,481
RTRF	424,363	684,002
RUF	1,156,820	1,097,452
RUGB	5,152,384	5,333,032
RUTL	1,562,927	2,148,281
RVARS	221,339	278,260
RVCMD	512,304	1,160,817
RVF	30,590,927	31,662,758
RVIDD	2,587,272	2,402,411
RVIMC	403,618	399,767
RVISC	1,169,438	1,211,690
RVLCG	7,011,903	9,265,387
RVLCV	5,199,554	6,455,705
RVLDD	2,162,475	2,459,538
RVMCG	3,054,881	3,348,959
RVMCV	1,979,719	2,551,345
RVMFU	142,519	476,806
RVSCG	7,641,802	8,317,593
RVSCV	1,127,925	1,228,567
RVSDL	1,376,112	1,758,370
RVWDL	1,319,477	1,357,868
HTDEIA	118,116	86,622
HTIOIA	214,958	3,474
HTMCIA	84,186	64,826
AVIE2	126,975	192,671
IVBRA2	800,925	850,005
IVEW52	1,398,066	4,171,737
IVEW5I	1,285,452	448,890
IVGMMI	63,707	2,771
OVAG	770,828	193,657
OVGSS	3,155,956	16,912,807
OVIG	763,453	461,385
OVSC	385,350	51,854
OVSCS	3,679,311	1,562,773
JABS	5,007,088	5,806,256
JAFBS	1,046,909	794,636
JAGSEI	14,243	111,063
JAGTS	9,379,847	10,288,138
JAIGS	378,494	96,257
JAMGS	5,326,797	2,238,594
JAWGS	768,157	62,804
LZREMI	164,581	127,614
LZREMS	985,311	1,808,741
LPVAI	202,476	62,054
LPVCA2	898,580	571,749

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

LPVCII	2,045,176	494,546
LPVCMI	180,015	63,380
LPWHY2	263,492	623,433
SBVI	163,079	91,020
SBVSG2	2,775,873	3,083,404
LACDV2	114,701	878,202
LACI2	6,594	287,881
LACIP2	1,852	666,747
LACIPS	4,274,652	18,687,532
LACIPT	884,496	71,413
LACIST	306,472	152,869
LACMVS	226,323	3,683,739
LACU2	247,028	3,487,818
LACUST	218,408	24,157
LACV2	817,442	1,121,172
LACVS	301,817	702,437
LJPCBT	4,793,326	1,564,733
LJPMVS	1,274,064	239,161
LJPSCS	672,933	273,375
LJPUES	2,370,006	736,002
LOVSDC	7,182,031	2,307,777
LOVTRC	3,341,274	1,488,363
M3GRES	275,485	129,055
MEGS	221,167	857,873
MMCGSC	1,944,711	159,859
MNDSC	360,918	16,880
MV2CBI	8,602	1,285
MV2RII	505	1,009
MV2RIS	689,975	673,554
MV3LMS	1,056,818	988,333
MV3MVI	200,283	43,694
MV3MVS	3,554,107	2,840,928
MVBRES	614,437	579,162
MVFIC	804,274	399,319
MVGTAS	200,589	227,724
MVIGIC	1,276,959	218,934
MVIGSC	2,620,084	961,389
MVITSI	16,718	3,800
MVIVSC	2,766,765	6,639,325
MVUSC	1,507,438	1,334,857
MGRFV	291,492	437,801
MSEMB	1,053,496	1,542,565
MSVEG2	2,936,892	39,810,368
MSVEM	182,538	182,105
MSVGT2	568,943	567,938
DTRTFB	1,589,971	1,101,863
EIF2	1,780,437	2,049,459
GBF	948,145	2,229,311
GBF2	1,056,102	740,157
GEM	16,382,696	806,368
GEM2	75,570	4,066,920
GVAAA2	17,742,531	15,657,281
GVABD2	2,878,175	1,809,262
GVAGG2	3,931,173	3,461,975
GVAGI2	12,507,625	8,988,649

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

GVAGR2	19,054,359	12,612,434
GVDMA	461,704	4,157,898
GVDMC	919,645	2,694,360
GVEX1	56,579,538	82,611,920
GVIDA	566,271	601,470
GVIDC	372,984	1,955,894
GVIDM	2,278,278	8,802,051
HIBF	807,153	884,091
IDPG2	775,297	158,597
IDPGI2	1,695,260	1,180,578
MCIF	28,474,070	29,531,696
MSBF	44,108,392	4,016,019
NAMAA2	1,155,481	1,019,983
NAMGI2	1,251,796	1,322,723
NCPG2	298,295	302,019
NCPGI2	113,509	199,023
NDES2	251,467	26,370
NDESY	2,197,436	614,824
NFDIW2	18,148,737	1,682,409
NIFY	1,671,098	583,409
NJMIM2	14,197,597	134,845
NLCGY	11,678,852	2,450,362
NNASD2	47,244,632	14,132,323
NUSTLY	6,074,567	1,865,034
NVAMV2	152,640	407,242
NVAMVZ	9,210,856	3,188,824
NVBX	13,876,470	7,157,368
NVCBD2	96,393	2,878,003
NVCBDP	27,536,951	4,012,401
NVCBDY	122,632	5,026
NVCCA2	2,642,907	2,008,067
NVCCN2	931,236	2,234,455
NVCMA2	1,132,034	2,999,308
NVCMC2	2,244,618	4,707,530
NVCMD2	720,744	2,136,883
NVCRA2	2,565,289	2,404,403
NVCRB2	711,587	1,784,492
NVDBL2	1,054,014	3,397,187
NVDCA2	728,109	2,783,499
NVFIII	1,373,459	1,979,580
NVGEII	3,644,641	1,395,372
NVIE6	10,032,289	1,287,205
NVIX	7,525,247	7,546,354
NVMGA2	171,798	301,891
NVMIVZ	6,858,483	4,528,017
NVMLG2	39,515,680	40,353,549
NVMM2	276,071,486	301,160,109
NVMMG1	18,785	23,562
NVMMG2	441,222	1,141,956
NVMMV2	3,974,555	1,549,899
NVNMO2	2,878,613	2,907,760
NVNSR2	487,593	536,683
NVOLG2	2,345,080	5,720,890

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVRE2	4,944,206	5,553,316
NVSIX2	16,339,079	11,725,404
NVSTB2	1,832,209	4,011,122
NVTIV3	7,897	79,123
SAM	559	211
SCF	538,643	974,466
SCF2	17,312,793	19,840,627
SCGF	1,346,995	1,594,754
SCGF2	1,462,164	1,188,265
SCVF	1,999,686	626,979
SCVF2	1,143,197	826,932
TRF	216,155	486,944
TRF2	630,693	1,179,072
DWVEMD	118,467	149,865
DWVSVS	1,533,895	1,410,784
DWVSVT	13,777	2,864
WRASP	788,781	2,126,957
WRENG	121,611	254,722
MNCPS2	575,883	1,322,257
MNHCBI	524,226	789,379
MNVFRI	260,176	88,539
MNWLGI	20,918	11,206
PSHYBI	318,249	16,734
PSTRBI	582,994	948,684
PMUBA	749,546	706,564
PMVAAD	382,891	403,575
PMVEBD	717,655	957,829
PMVFAD	212,797	339,141
PMVFHI	523,839	213,660
PMVFHV	728,514	781,305
PMVGBD	432,551	376,944
PMVHYD	1,337,701	1,509,399
PMVHYI	2,020	622
PMVII	5,484,716	1,268,947
PMVIV	3,791,558	21,698,574
PMVLAD	2,621,117	2,977,749
PMVLDI	146,988	357,394
PMVRA	1,330,719	1,464,136
PMVRI	682,393	293,272
PMVRSD	801,253	2,381,505
PMVRSI	315,751	181,271
PMVSTA	5,504,195	5,189,515
PMVSTI	1,726,546	458,296
PMVTRI	2,137,958	596,226
PNVCA1	54,777	68,115
PNVCB1	388,734	124,315
PNVDI1	315,315	35,997
PNVMC1	689,929	490,597
PNVSC1	49,535	3,816
PNVST1	626,685	100,069
PROA30	9,860,276	9,978,347

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PROAHY	2,667,315	3,082,118
PROBIO	9,042,843	7,863,106
PROBL	13,989,118	13,404,867
PROBM	6,930,294	6,978,378
PROBNK	4,214,539	4,330,399
PROBR	145,086	288,137
PROCG	7,468,498	8,428,009
PROCS	2,672,774	3,363,906
PROE30	5,169,200	4,728,513
PROEM	11,210,935	10,415,122
PROFIN	6,413,968	6,733,130
PROGVP	763,246	780,146
PROHC	9,976,532	9,667,462
PROIND	8,208,262	8,815,187
PROINT	9,531,054	9,553,705
PROJP	7,168,061	7,059,587
PRON	12,772,868	13,909,637
PRONET	7,135,552	7,653,301
PROOG	7,569,968	8,710,255
PROPHR	7,049,437	7,270,523
PROPM	16,334,244	17,028,201
PRORRO	322,466	1,767,074
PROSCN	22,663,378	39,006,096
PROSEM	1,088,291	1,143,272
PROSIN	2,935,063	1,232,382
PROSN	255,862	297,873
PROTEC	12,133,134	23,988,243
PROTEL	8,206,024	7,985,172
PROUN	3,831,860	5,976,559
PROUSN	794,424	805,912
PROUTL	7,473,861	8,332,499
PVEIB	11,998,064	3,990,235
PVEIIA	1,044,173	331,623
PVGPB	281,081	141,275
PVIGIB	1,118,411	3,250,545
PVNOB	219,901	271,114
PVTIGB	1,840,209	214,376
TRBCGP	1,050,186	544,912
TRHS2	10,092,676	10,184,068
TRLT1	1,268,894	82,103
TRMCG2	5,317,331	4,047,570
VEEMS	61,400	274,271
VVGGS	5,684,101	3,771,327
VWHA	930,968	896,624
VWHAS	736,480	1,388,153
VVEI	64,952	58,935
VVHGB	4,297,026	1,030,955
VVI	1,640,480	1,182,210
VVMCI	2,524,605	487,693
VVSTC	865,485	8,719,873
VVTISI	3,001,297	1,483,379

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

VVTSM	2,176,586	1,342,819
PIHYB2	7,292	2,223
PIVF2	548,650	29,947
PIVFI	47,979	30,722
VRVDRA	1,242,752	1,045,907

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)	Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ALVBWB
2025	0.65%	to	1.80%	29,775	$22.87	to	$19.28	$620,491	1.82%	16.60%	to	15.25%
2024	0.65%	to	1.80%	33,716	19.61	to	16.73	607,120	1.67%	7.87%	to	6.61%
2023	0.65%	to	1.80%	38,711	18.18	to	15.69	647,164	0.90%	11.93%	to	10.64%
2022	0.45%	to	1.80%	43,027	16.63	to	14.18	646,320	3.17%	-19.53%	to	-20.62%
2021	0.65%	to	1.80%	46,826	20.23	to	17.86	881,223	0.26%	12.63%	to	11.32%

ALVGIA
2025	0.35%	to	1.35%	85,117	13.50	to	11.66	1,066,385	1.39%	10.08%	to	8.98%
2024	0.30%	to	1.35%	69,211	12.28	to	10.70	846,921	1.88%	12.68%	to	7.00%
2023	0.30%	to	0.35%	66,545	10.90	to	10.89	725,127	0.55%	11.69%	to	11.64%
2022	0.35%			8,055	9.75			78,567	1.39%	-4.53%
2021	0.35%			4,912	10.22			50,182	0.00%	2.16%			*****

ALVIVB
2025	0.45%	to	1.90%	52,264	14.48	to	12.94	708,988	2.68%	40.64%	to	38.59%
2024	1.00%	to	1.90%	29,629	9.92	to	9.33	288,080	2.41%	3.76%	to	2.81%
2023	0.65%	to	1.90%	28,903	9.75	to	9.08	270,778	0.43%	14.09%	to	12.66%
2022	0.65%	to	1.90%	46,516	8.55	to	8.06	386,258	4.53%	-14.35%	to	-15.43%
2021	0.65%	to	1.90%	36,750	9.98	to	9.53	359,002	1.61%	10.13%	to	8.75%

ALVPGB
2025	0.85%	to	1.65%	281,161	13.01	to	12.83	3,641,683	0.00%	11.89%	to	10.99%
2024	0.85%	to	1.65%	88,630	11.63	to	11.56	1,027,956	0.00%	16.26%	to	15.63%	*****

ALVSVA
2025	0.30%	to	0.35%	17,397	11.22	to	11.20	194,924	0.95%	2.58%	to	2.53%
2024	0.35%			6,374	10.92			69,603	0.88%	9.63%
2023	0.35%			6,557	9.96			65,310	1.04%	16.77%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.35%			1,702	8.53			14,518	1.08%	-15.92%			*****

ALVSVB
2025	0.85%	to	1.65%	19,106	11.32	to	11.26	215,837	0.00%	13.24%	to	12.63%	*****

AASCO
2023	0.35%			16,599	8.18			135,820	0.00%	16.08%
2022	0.35%			1,664	7.05			11,729	0.00%	-29.51%			*****

ALCAI2
2025	0.35%			36,801	23.93			880,802	0.00%	32.41%
2024	0.35%			13,874	18.08			250,789	0.00%	47.61%
2023	0.35%			9,280	12.25			113,642	0.00%	42.63%

WFVSG1
2025	0.30%	to	0.35%	125,595	9.05	to	9.03	1,135,105	0.00%	9.22%	to	9.17%
2024	0.30%	to	0.35%	125,779	8.29	to	8.27	1,040,944	0.00%	18.71%	to	18.65%
2023	0.30%	to	0.35%	105,161	6.98	to	6.97	733,405	0.00%	4.04%	to	3.99%
2022	0.30%	to	0.35%	73,604	6.71	to	6.70	493,514	0.00%	-34.50%	to	-34.53%
2021	0.30%	to	0.35%	59,470	10.24			608,995	0.00%	2.43%	to	2.38%	*****

AAEIP3
2025	0.45%	to	1.95%	261,843	18.88	to	15.70	4,429,103	4.26%	4.19%	to	2.62%
2024	0.45%	to	1.95%	319,199	18.12	to	15.30	5,246,745	3.79%	39.96%	to	37.84%
2023	0.45%	to	1.95%	362,468	12.95	to	11.10	4,297,494	2.91%	13.39%	to	11.69%
2022	0.45%	to	1.95%	430,473	11.42	to	9.94	4,545,718	4.17%	16.80%	to	15.04%
2021	0.45%	to	1.95%	437,123	9.78	to	8.64	3,972,933	2.70%	37.15%	to	35.09%

ARLPE3
2025	0.45%	to	1.95%	51,912	23.60	to	19.93	1,115,353	5.74%	0.90%	to	-0.62%
2024	0.45%	to	1.95%	64,760	23.39	to	20.05	1,394,415	8.97%	17.48%	to	15.70%
2023	0.45%	to	1.95%	64,037	19.91	to	17.33	1,181,822	0.00%	28.22%	to	26.29%
2022	0.45%	to	1.95%	76,479	15.53	to	13.72	1,110,264	11.28%	-29.23%	to	-30.29%
2021	0.45%	to	2.10%	107,419	21.94	to	19.47	2,216,508	4.46%	23.38%	to	21.33%

AFGC
2025	0.35%			185,850	10.04			1,866,137	4.70%	7.63%
2024	0.35%			164,040	9.33			1,530,341	5.30%	0.63%
2023	0.35%			99,499	9.27			922,428	4.65%	2.85%
2022	0.35%			52,268	9.01			471,141	4.27%	-11.06%
2021	0.35%			35,368	10.13			358,443	1.86%	1.35%			*****

AFGF
2025	0.30%	to	0.35%	480,592	14.96	to	14.93	7,178,386	0.25%	20.17%	to	20.11%
2024	0.30%	to	0.35%	419,577	12.45	to	12.43	5,216,931	0.62%	31.56%	to	31.50%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.30%	to	0.35%	333,363	9.46	to	9.45	3,151,550	0.65%	38.40%	to	38.33%
2022	0.30%	to	0.35%	189,443	6.84	to	6.83	1,294,553	0.83%	-29.97%	to	-30.00%
2021	0.30%	to	0.35%	39,074	9.76			381,451	0.15%	-2.37%	to	-2.38%	*****

AMVBA1
2025	0.30%	to	0.35%	427,564	10.07	to	10.05	4,295,230	4.82%	7.08%	to	7.03%
2024	0.30%	to	0.35%	366,808	9.40	to	9.39	3,443,179	4.78%	1.19%	to	1.14%
2023	0.35%			279,195	9.28			2,591,072	3.97%	4.84%
2022	0.35%			181,391	8.85			1,605,712	4.04%	-12.57%
2021	0.35%			78,036	10.12			790,076	3.22%	1.25%			*****

AMVBC4
2025	0.85%	to	1.65%	2,242,659	27.60	to	25.35	60,320,720	1.29%	15.90%	to	14.97%
2024	0.85%	to	1.65%	2,157,134	23.81	to	22.05	50,153,984	1.44%	17.84%	to	16.88%
2023	0.85%	to	1.65%	2,166,204	20.20	to	18.87	42,852,615	1.69%	15.98%	to	15.05%
2022	0.85%	to	1.65%	2,346,136	17.42	to	16.40	40,100,304	1.76%	-9.46%	to	-10.19%
2021	0.85%	to	1.65%	2,284,772	19.24	to	18.26	43,227,206	1.34%	26.43%	to	25.41%

AMVCB4
2025	0.45%	to	1.95%	1,433,703	18.66	to	15.75	24,767,625	2.77%	19.62%	to	17.81%
2024	0.45%	to	1.95%	1,397,419	15.60	to	13.37	20,296,087	3.17%	9.43%	to	7.78%
2023	0.45%	to	1.95%	1,456,346	14.25	to	12.41	19,404,462	2.73%	8.27%	to	6.64%
2022	0.45%	to	1.95%	1,349,337	13.16	to	11.63	16,732,703	2.47%	-7.79%	to	-9.18%
2021	0.45%	to	2.15%	1,543,177	14.28	to	12.63	20,883,727	2.54%	14.17%	to	12.22%

AMVGL4
2025	0.85%	to	1.55%	177,076	12.18	to	12.04	2,146,371	1.23%	15.96%	to	15.14%
2024	1.00%	to	1.55%	68,332	10.49	to	10.45	715,909	1.73%	4.92%	to	4.53%	*****

AMVGS4
2025	0.45%	to	1.95%	303,193	21.85	to	18.03	6,057,340	0.19%	13.81%	to	12.10%
2024	0.45%	to	1.95%	340,478	19.20	to	16.08	6,015,396	0.84%	1.66%	to	0.12%
2023	0.45%	to	1.95%	349,659	18.89	to	16.06	6,099,507	0.03%	15.27%	to	13.53%
2022	0.45%	to	1.95%	394,439	16.39	to	14.15	5,999,386	0.00%	-30.01%	to	-31.06%
2021	0.45%	to	2.10%	412,454	23.41	to	20.25	9,016,392	0.00%	5.95%	to	4.19%

AMVGV2
2025	0.85%	to	1.65%	450,997	10.36	to	10.05	4,639,388	4.86%	6.83%	to	5.97%
2024	0.85%	to	1.65%	213,630	9.70	to	9.49	2,057,325	4.98%	-0.12%	to	-0.93%
2023	1.00%	to	1.65%	110,404	9.68	to	9.58	1,063,923	2.77%	1.86%	to	1.19%
2022	1.00%	to	1.65%	39,676	9.51	to	9.46	376,898	1.94%	-4.95%	to	-5.36%	*****

AMVHI4
2025	0.85%	to	1.65%	269,439	11.45	to	11.30	3,073,910	7.46%	7.02%	to	6.15%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.85%	to	1.35%	103,697	10.70	to	10.67	1,108,372	7.78%	7.01%	to	6.65%	*****

AMVI4
2025	0.85%	to	1.65%	633,291	15.75	to	14.47	9,742,054	1.13%	25.33%	to	24.32%
2024	0.85%	to	1.65%	726,619	12.56	to	11.64	8,931,806	0.97%	2.05%	to	1.22%
2023	0.85%	to	1.65%	780,341	12.31	to	11.50	9,412,669	1.02%	14.58%	to	13.66%
2022	0.85%	to	1.65%	913,396	10.75	to	10.11	9,623,870	1.54%	-21.69%	to	-22.32%
2021	0.85%	to	1.65%	930,701	13.72	to	13.02	12,573,067	2.37%	-2.55%	to	-3.33%

AMVIG1
2025	0.35%			1,263	13.74			17,360	2.66%	35.35%
2024	0.35%			1,482	10.15			15,048	2.70%	3.28%
2023	0.35%			1,494	9.83			14,688	2.91%	15.67%
2022	0.35%			538	8.50			4,572	0.04%	-15.30%
2021	0.30%	to	0.35%	102,392	10.04	to	10.03	1,027,367	3.60%	0.36%	to	0.33%	*****

AMVM1
2025	0.30%	to	0.35%	92,769	10.19	to	10.16	943,161	5.14%	8.60%	to	8.54%
2024	0.30%	to	0.35%	63,057	9.38	to	9.36	590,616	4.87%	0.62%	to	0.57%
2023	0.30%	to	0.35%	63,165	9.32	to	9.31	588,171	4.61%	3.72%	to	3.67%
2022	0.35%			41,674	8.98			374,168	1.40%	-10.07%
2021	0.35%			38,556	9.98			384,938	1.19%	-0.67%			*****

AMVNW1
2025	0.30%	to	0.35%	213,999	12.31	to	12.28	2,630,138	1.40%	28.22%	to	28.15%
2024	0.30%	to	0.35%	215,700	9.60	to	9.58	2,068,529	1.80%	6.53%	to	6.48%
2023	0.30%	to	0.35%	189,461	9.01	to	9.00	1,705,597	1.94%	15.87%	to	15.81%
2022	0.30%	to	0.35%	134,009	7.78	to	7.77	1,041,489	1.70%	-22.09%	to	-22.13%
2021	0.30%	to	0.35%	96,965	9.98			967,765	1.32%	-0.17%	to	-0.20%	*****

AMVNW4
2025	0.85%	to	1.65%	1,143,758	20.16	to	18.52	22,661,769	0.94%	26.84%	to	25.82%
2024	0.85%	to	1.65%	1,166,625	15.89	to	14.72	18,249,120	1.18%	5.42%	to	4.57%
2023	0.85%	to	1.65%	1,185,547	15.08	to	14.08	17,606,580	1.22%	14.69%	to	13.77%
2022	0.85%	to	1.65%	1,277,759	13.15	to	12.37	16,560,247	1.10%	-22.91%	to	-23.53%
2021	0.85%	to	1.65%	1,315,142	17.05	to	16.18	22,173,380	0.67%	3.74%	to	2.90%

BRVDA3
2025	0.45%	to	1.90%	377,340	20.46	to	17.38	7,150,952	2.91%	14.85%	to	13.18%
2024	0.45%	to	1.90%	186,488	17.81	to	15.35	3,077,197	2.26%	10.86%	to	9.23%
2023	0.45%	to	1.90%	176,229	16.07	to	14.05	2,621,283	1.85%	14.80%	to	13.13%
2022	0.45%	to	1.90%	180,137	14.00	to	12.42	2,360,524	1.92%	-15.42%	to	-16.65%
2021	0.45%	to	1.90%	182,273	16.55	to	14.90	2,838,700	1.54%	11.20%	to	9.58%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

BRVED3
2024	0.45%	to	1.95%	191,803	21.80	to	19.11	3,888,811	2.17%	9.21%	to	7.55%
2023	0.45%	to	1.95%	318,155	19.96	to	17.77	6,008,522	1.78%	11.49%	to	9.81%
2022	0.45%	to	1.95%	333,039	17.91	to	16.18	5,670,557	1.45%	-4.54%	to	-5.97%
2021	0.45%	to	1.95%	354,131	18.76	to	17.21	6,366,169	1.30%	19.76%	to	17.95%

BRVEDI
2025	0.30%	to	0.35%	345,928	18.54	to	18.49	6,405,161	2.28%	21.18%	to	21.12%
2024	0.30%	to	0.35%	348,300	15.30	to	15.27	5,323,244	2.76%	9.73%	to	9.67%
2023	0.30%	to	0.35%	278,171	13.94	to	13.92	3,875,134	2.12%	11.90%	to	11.85%
2022	0.30%	to	0.35%	207,121	12.46	to	12.45	2,578,956	1.71%	-4.13%	to	-4.18%
2021	0.30%	to	0.35%	193,695	13.00	to	12.99	2,516,738	1.31%	20.18%	to	20.12%	*****

BRVHY3
2025	0.85%	to	1.65%	1,066,928	15.48	to	14.22	16,027,157	6.51%	8.16%	to	7.28%
2024	0.85%	to	1.65%	1,130,082	14.31	to	13.25	15,730,664	6.68%	6.93%	to	6.07%
2023	0.85%	to	1.65%	1,230,738	13.39	to	12.50	16,076,906	6.30%	11.98%	to	11.08%
2022	0.85%	to	1.65%	1,334,926	11.95	to	11.25	15,626,560	4.99%	-11.32%	to	-12.04%
2021	0.85%	to	1.65%	1,569,508	13.48	to	12.79	20,789,903	4.34%	4.33%	to	3.49%

BRVHYI
2025	0.30%	to	0.35%	287,761	12.71	to	12.68	3,650,545	6.52%	8.86%	to	8.80%
2024	0.30%	to	0.35%	213,898	11.68	to	11.65	2,493,608	6.78%	7.94%	to	7.88%
2023	0.30%	to	0.35%	179,463	10.82	to	10.80	1,939,284	6.41%	12.87%	to	12.81%
2022	0.30%	to	0.35%	145,234	9.59	to	9.58	1,390,932	5.08%	-10.62%	to	-10.66%
2021	0.30%	to	0.35%	93,268	10.72			999,815	2.65%	5.02%	to	4.97%	*****

BRVIII
2025	0.30%	to	0.35%	141,076	13.44	to	13.43	1,895,115	4.45%	30.97%	to	30.91%
2024	0.30%	to	0.35%	94,020	10.26			964,706	9.33%	2.65%	to	2.60%	*****

BRVMMI
2025	0.35%			6,858	11.42			78,324	3.94%	3.70%
2024	0.35%			5,504	11.01			60,617	5.07%	4.65%
2023	0.30%	to	0.35%	65,313	10.54	to	10.52	687,585	4.82%	4.55%	to	4.49%
2022	0.30%	to	0.35%	38,768	10.08	to	10.07	390,521	1.61%	1.08%	to	1.03%
2021	0.30%	to	0.35%	17,989	9.97			179,337	0.00%	-0.27%	to	-0.31%	*****

BRVSII
2025	0.30%	to	0.35%	289,862	15.24	to	15.20	4,411,223	1.06%	12.31%	to	12.25%
2024	0.30%	to	0.35%	232,555	13.57	to	13.54	3,151,492	2.07%	10.98%	to	10.92%
2023	0.30%	to	0.35%	189,039	12.23	to	12.21	2,309,150	1.66%	16.35%	to	16.29%
2022	0.30%	to	0.35%	117,396	10.51	to	10.50	1,232,795	1.27%	-20.70%	to	-20.74%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.30%	to	0.35%	74,333	13.25			984,617	2.20%	14.23%	to	14.17%	*****

BRVTR1
2025	0.30%	to	0.35%	269,461	9.83	to	9.81	2,646,134	4.12%	7.67%	to	7.62%
2024	0.30%	to	0.35%	148,237	9.13	to	9.12	1,351,863	4.15%	1.08%	to	1.03%
2023	0.35%			65,161	9.03			588,079	3.72%	5.46%
2022	0.35%			34,667	8.56			296,666	2.10%	-14.36%
2021	0.35%			2,781	9.99			27,790	0.00%	-0.07%			*****

BRVTR3
2025	0.45%	to	1.90%	1,229,491	11.20	to	9.72	12,868,690	3.97%	7.12%	to	5.56%
2024	0.45%	to	1.90%	1,061,587	10.45	to	9.20	10,433,303	4.12%	0.68%	to	-0.80%
2023	0.45%	to	1.95%	1,118,292	10.38	to	9.24	10,970,124	3.56%	4.95%	to	3.37%
2022	0.45%	to	2.15%	1,087,478	9.89	to	8.82	10,259,991	1.90%	-14.66%	to	-16.12%
2021	0.45%	to	2.15%	1,411,456	11.59	to	10.51	15,725,527	1.38%	-2.13%	to	-3.80%

MLVGA3
2025	0.45%	to	1.95%	906,572	24.77	to	19.52	19,649,447	4.04%	18.97%	to	17.18%
2024	0.45%	to	1.95%	1,062,396	20.82	to	16.66	19,583,229	1.40%	8.43%	to	6.79%
2023	0.45%	to	1.95%	1,215,168	19.20	to	15.60	20,832,411	2.43%	11.99%	to	10.30%
2022	0.45%	to	1.95%	1,359,733	17.14	to	14.15	20,911,234	0.00%	-16.45%	to	-17.71%
2021	0.45%	to	2.10%	1,518,940	20.52	to	16.88	28,164,743	0.82%	5.94%	to	4.18%

DCAP
2025	0.35%			5,425	12.92			70,103	0.37%	9.69%
2024	0.35%			4,413	11.78			51,983	0.46%	12.41%
2023	0.35%			2,528	10.48			26,494	0.74%	20.55%
2022	0.35%			1,330	8.69			11,562	0.70%	-13.07%			*****

DSRG
2022	0.35%			755	7.90			5,963	0.55%	-23.14%			*****

DVMCSS
2025	0.45%	to	1.95%	264,341	22.99	to	19.25	5,510,994	0.45%	9.32%	to	7.67%
2024	0.45%	to	1.95%	354,796	21.03	to	17.88	6,829,287	0.61%	11.82%	to	10.13%
2023	0.45%	to	1.95%	504,290	18.80	to	16.24	8,830,146	0.56%	17.46%	to	15.69%
2022	0.45%	to	1.95%	565,476	16.01	to	14.03	8,491,543	0.45%	-14.67%	to	-15.95%
2021	0.45%	to	2.15%	624,257	18.76	to	16.44	11,066,183	0.44%	25.00%	to	22.86%

CVN1IF
2025	0.85%	to	1.65%	265,292	14.37	to	14.18	3,793,711	0.32%	19.08%	to	18.12%
2024	1.00%	to	1.65%	81,080	12.05	to	12.00	975,906	0.16%	20.53%	to	20.01%	*****

CVN1II
2025	0.35%			1,317	19.30			25,418	0.02%	19.97%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.30%	to	0.35%	124,226	16.11	to	16.09	1,999,947	0.37%	24.83%	to	24.76%
2023	0.30%	to	0.35%	88,928	12.91	to	12.90	1,147,389	0.36%	53.94%	to	53.86%
2022	0.35%			6,358	8.38			53,293	0.24%	-16.18%			*****

CVSBF
2025	0.85%	to	1.35%	300,353	12.61	to	12.50	3,785,473	2.03%	10.73%	to	10.17%
2024	0.85%	to	1.00%	24,069	11.39	to	11.38	273,981	0.29%	13.88%	to	13.76%	*****

SASP5I
2025	0.30%	to	0.35%	1,879,504	20.45	to	20.39	38,366,418	1.09%	17.47%	to	17.41%
2024	0.30%	to	0.35%	1,715,794	17.40	to	17.37	29,829,529	1.44%	24.58%	to	24.51%
2023	0.30%	to	0.35%	1,431,422	13.97	to	13.95	19,979,681	1.48%	25.85%	to	25.78%
2022	0.30%	to	0.35%	1,029,341	11.10	to	11.09	11,419,450	1.27%	-18.36%	to	-18.40%
2021	0.30%	to	0.35%	634,116	13.60	to	13.59	8,620,266	0.66%	28.29%	to	28.22%	*****

CLSCV1
2025	0.35%			16,903	13.83			233,802	1.00%	14.59%
2024	0.30%	to	0.35%	28,523	12.09	to	12.07	344,487	0.59%	8.54%	to	8.49%
2023	0.35%			20,825	11.13			231,704	0.73%	21.52%
2022	0.30%	to	0.35%	27,980	9.16			256,298	0.71%	-8.97%	to	-9.01%
2021	0.30%	to	0.35%	28,366	10.07	to	10.06	285,497	0.30%	0.67%	to	0.63%	*****

CLVAB1
2025	0.30%	to	0.35%	68,257	9.89	to	9.87	674,078	3.07%	7.16%	to	7.10%
2024	0.30%	to	0.35%	72,672	9.23	to	9.22	669,994	4.47%	1.47%	to	1.42%
2023	0.30%	to	0.35%	59,855	9.10	to	9.09	544,066	3.31%	5.27%	to	5.22%
2022	0.35%			8,879	8.64			76,678	3.09%	-13.64%			*****

CLVDC1
2021	0.30%	to	0.35%	8,689	11.54	to	11.53	100,218	0.00%	15.35%	to	15.32%	*****

CLVEM1
2025	0.30%	to	0.35%	102,704	8.66	to	8.64	888,700	0.28%	30.78%	to	30.72%
2024	0.30%	to	0.35%	110,369	6.62	to	6.61	730,428	1.23%	5.36%	to	5.31%
2023	0.30%	to	0.35%	72,538	6.29	to	6.28	455,515	0.10%	9.13%	to	9.07%
2022	0.30%	to	0.35%	59,340	5.76	to	5.75	341,605	0.00%	-33.10%	to	-33.13%
2021	0.30%	to	0.35%	47,094	8.61			405,356	0.00%	-13.90%	to	-13.94%	*****

CLVGT2
2025	0.85%	to	1.65%	459,379	16.25	to	16.03	7,438,445	0.00%	33.23%	to	32.16%
2024	0.85%	to	1.55%	158,420	12.20	to	12.14	1,929,719	0.00%	21.98%	to	21.40%	*****

CLVHY1
2025	0.30%	to	0.35%	37,900	11.85	to	11.82	448,728	7.60%	8.48%	to	8.43%
2024	0.30%	to	0.35%	8,980	10.92	to	10.90	97,995	6.31%	6.72%	to	6.67%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.35%			6,676	10.22			68,247	5.89%	11.80%
2022	0.35%			3,664	9.14			33,504	1.94%	-8.56%			*****

CLVHY2
2025	0.45%	to	1.90%	332,543	14.28	to	12.57	4,472,456	6.01%	8.01%	to	6.43%
2024	0.45%	to	1.90%	327,058	13.22	to	11.81	4,100,381	6.02%	6.40%	to	4.84%
2023	0.45%	to	1.90%	325,197	12.43	to	11.27	3,855,754	5.50%	11.37%	to	9.75%
2022	0.45%	to	1.90%	334,252	11.16	to	10.27	3,580,773	4.36%	-11.18%	to	-12.47%
2021	0.85%	to	2.10%	478,912	12.33	to	11.62	5,786,814	5.30%	3.90%	to	2.59%

CLVIB1
2025	0.30%	to	0.35%	175,278	9.91	to	9.89	1,734,155	5.92%	8.73%	to	8.68%
2024	0.30%	to	0.35%	95,276	9.11	to	9.10	866,972	5.00%	1.66%	to	1.61%
2023	0.30%	to	0.35%	72,576	8.96	to	8.95	649,846	3.16%	6.02%	to	5.97%
2022	0.35%			6,307	8.45			53,279	2.18%	-15.52%			*****

CLVLD1
2025	0.30%	to	0.35%	749,328	10.98	to	10.96	8,218,736	1.26%	6.03%	to	5.98%
2024	0.30%	to	0.35%	28,091	10.36	to	10.34	290,619	4.48%	4.44%	to	4.39%
2023	0.35%			19,923	9.91			197,379	3.42%	6.52%
2022	0.35%			15,473	9.30			143,913	0.81%	-6.40%
2021	0.35%			22,038	9.94			218,999	1.33%	-0.63%			*****

CLVLG1
2025	0.35%			852	14.91			12,703	0.00%	13.38%
2024	0.35%			943	13.15			12,403	0.00%	20.99%
2023	0.35%			1,067	10.87			11,597	0.00%	39.05%
2022	0.35%			1,206	7.82			9,428	0.00%	-28.26%
2021	0.30%	to	0.35%	33,964	10.90			370,122	0.00%	9.01%	to	8.97%	*****

CLVLV1
2025	0.30%	to	0.35%	96,516	15.49	to	15.46	1,492,167	0.00%	27.88%	to	27.82%
2024	0.30%	to	0.35%	94,129	12.11	to	12.09	1,138,490	0.00%	12.52%	to	12.47%
2023	0.30%	to	0.35%	98,062	10.77	to	10.75	1,054,399	0.00%	5.08%	to	5.02%
2022	0.30%	to	0.35%	140,045	10.25	to	10.24	1,434,061	0.00%	-2.14%	to	-2.19%
2021	0.30%	to	0.35%	128,767	10.47			1,347,872	0.00%	4.70%	to	4.66%	*****

CLVPB1
2025	0.35%			1,518	10.07			15,290	5.48%	7.24%
2024	0.35%			1,447	9.39			13,583	4.71%	1.89%
2023	0.35%			805	9.22			7,420	1.67%	5.93%
2022	0.35%			2,673	8.70			23,253	1.84%	-13.59%
2021	0.35%			2,501	10.07			25,180	1.19%	0.68%			*****

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

CLVSE1
2025	0.35%			17,538	12.52			219,511	0.00%	1.91%
2024	0.35%			15,770	12.28			193,679	0.00%	9.53%
2023	0.30%	to	0.35%	24,837	11.23	to	11.21	278,579	0.00%	9.59%	to	9.54%
2022	0.35%			12,207	10.24			124,959	0.00%	-3.09%
2021	0.35%			3,723	10.56			39,328	0.00%	5.64%			*****

CLVTB1
2025	0.35%			24,735	9.93			245,540	5.03%	7.17%
2024	0.35%			29,212	9.26			270,579	4.10%	0.40%
2023	0.35%			25,581	9.23			236,012	2.45%	5.55%
2022	0.35%			11,817	8.74			103,295	1.39%	-12.59%			*****

CSCRS
2025	0.65%	to	1.95%	104,876	8.86	to	7.21	833,925	4.09%	14.61%	to	13.11%
2024	0.45%	to	1.95%	120,654	7.96	to	6.37	840,660	2.97%	4.35%	to	2.77%
2023	0.65%	to	1.95%	130,703	7.42	to	6.20	882,017	27.17%	-9.70%	to	-10.88%
2022	0.45%	to	1.95%	169,880	8.43	to	6.96	1,282,069	23.08%	15.51%	to	13.77%
2021	0.45%	to	1.95%	258,937	7.30	to	6.12	1,694,935	8.27%	27.33%	to	25.41%

CSCRS2
2025	0.30%	to	0.35%	58,105	17.44	to	17.39	1,011,596	4.14%	15.34%	to	15.28%
2024	0.30%	to	0.35%	32,246	15.12	to	15.09	486,930	3.05%	4.81%	to	4.75%
2023	0.30%	to	0.35%	31,613	14.43	to	14.40	455,623	19.84%	-9.17%	to	-9.21%
2022	0.30%	to	0.35%	27,581	15.88	to	15.87	437,732	15.84%	16.00%	to	15.94%
2021	0.30%	to	0.35%	22,477	13.69			307,675	8.12%	28.08%	to	28.01%	*****

DFVIV
2025	0.30%	to	0.35%	172,049	20.49	to	20.44	3,519,521	5.38%	45.20%	to	45.13%
2024	0.30%	to	0.35%	143,268	14.11	to	14.09	2,019,501	4.22%	6.30%	to	6.25%
2023	0.30%	to	0.35%	150,180	13.28	to	13.26	1,992,486	6.32%	17.51%	to	17.45%
2022	0.30%	to	0.35%	109,236	11.30	to	11.29	1,233,682	4.21%	-3.75%	to	-3.79%
2021	0.30%	to	0.35%	83,732	11.74	to	11.73	982,756	6.38%	17.39%	to	17.34%	*****

ETVFR
2025	0.45%	to	1.95%	989,402	14.21	to	12.09	12,931,912	6.74%	3.49%	to	1.93%
2024	0.45%	to	1.95%	1,308,489	13.74	to	11.86	16,623,446	7.91%	7.19%	to	5.57%
2023	0.45%	to	1.95%	1,722,723	12.81	to	11.23	20,577,994	8.20%	10.71%	to	9.05%
2022	0.45%	to	2.00%	1,923,941	11.57	to	10.26	20,926,719	4.63%	-3.17%	to	-4.68%
2021	0.45%	to	2.45%	1,772,449	11.95	to	10.44	20,078,585	2.89%	3.16%	to	1.09%

FHIB
2025	0.30%	to	0.35%	79,949	12.05	to	12.02	961,654	5.93%	7.90%	to	7.85%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.30%	to	0.35%	84,365	11.17	to	11.15	940,987	5.48%	5.95%	to	5.90%
2023	0.30%	to	0.35%	79,849	10.54	to	10.53	840,817	4.11%	12.38%	to	12.32%
2022	0.30%	to	0.35%	31,506	9.38	to	9.37	295,264	5.05%	-12.04%	to	-12.09%
2021	0.30%	to	0.35%	22,918	10.67	to	10.66	244,306	0.00%	4.53%	to	4.48%	*****

FQB
2025	0.35%			26,872	10.53			282,926	3.17%	6.71%
2024	0.30%	to	0.35%	31,942	9.88	to	9.87	315,250	2.83%	3.57%	to	3.52%
2023	0.35%			23,491	9.53			223,892	2.23%	5.77%
2022	0.35%	to	1.30%	7,442	9.01	to	17.78	69,677	2.59%	-9.59%	to	-10.45%
2021	1.30%			298	19.86			5,918	2.50%	-2.68%

FVUS2
2025	0.85%	to	1.40%	155,180	9.90	to	9.54	1,517,035	3.96%	5.89%	to	5.31%
2024	0.85%	to	1.65%	167,896	9.35	to	8.93	1,553,961	3.52%	-0.28%	to	-1.09%
2023	0.85%	to	1.65%	178,480	9.38	to	9.03	1,658,332	2.57%	3.31%	to	2.47%
2022	0.85%	to	1.65%	223,243	9.08	to	8.81	2,012,725	1.77%	-13.29%	to	-13.99%
2021	0.85%	to	1.65%	192,717	10.47	to	10.24	2,005,792	2.31%	-2.88%	to	-3.66%

FAM2
2025	0.45%	to	1.90%	9,143	22.77	to	18.36	192,580	2.42%	14.13%	to	12.47%
2024	0.45%	to	1.90%	9,528	19.95	to	16.32	176,567	1.84%	7.75%	to	6.17%
2023	0.45%	to	1.90%	14,985	18.51	to	15.37	255,316	1.82%	12.15%	to	10.52%
2022	0.45%	to	1.90%	19,636	16.51	to	13.91	298,816	1.59%	-15.53%	to	-16.76%
2021	0.45%	to	1.90%	27,220	19.54	to	16.71	489,819	1.15%	9.19%	to	7.60%

FB2
2025	0.45%	to	1.95%	4,049,243	26.36	to	22.77	97,455,791	1.58%	14.44%	to	12.72%
2024	0.45%	to	1.95%	4,345,358	23.04	to	20.20	91,943,994	1.73%	15.11%	to	13.36%
2023	0.45%	to	1.95%	4,244,700	20.01	to	17.82	78,515,543	1.60%	20.69%	to	18.88%
2022	0.45%	to	2.20%	3,897,640	16.58	to	14.74	60,212,024	1.05%	-18.55%	to	-19.98%
2021	0.45%	to	2.20%	4,475,134	20.36	to	18.42	85,419,031	0.77%	17.46%	to	15.40%

FC2
2025	0.85%	to	1.65%	1,656,689	27.58	to	34.52	52,453,840	0.00%	20.17%	to	19.20%
2024	0.85%	to	1.65%	1,581,717	22.95	to	28.96	42,099,227	0.03%	32.31%	to	31.24%
2023	0.85%	to	1.65%	1,518,512	17.35	to	22.07	31,113,049	0.29%	31.99%	to	30.93%
2022	0.85%	to	1.65%	1,366,016	13.14	to	16.85	21,382,281	0.28%	-27.11%	to	-27.70%
2021	0.85%	to	1.65%	1,262,094	18.03	to	23.31	27,161,051	0.02%	26.43%	to	25.41%

FEI2
2025	0.45%	to	1.95%	275,874	26.06	to	22.16	6,481,114	1.59%	18.21%	to	16.43%
2024	0.45%	to	1.95%	313,392	22.05	to	19.04	6,280,965	1.53%	14.54%	to	12.80%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.45%	to	1.95%	418,808	19.25	to	16.88	7,413,288	1.82%	9.88%	to	8.23%
2022	0.45%	to	1.95%	406,938	17.52	to	15.59	6,600,863	1.66%	-5.67%	to	-7.09%
2021	0.45%	to	2.15%	457,886	18.57	to	16.55	7,956,568	1.62%	24.04%	to	21.93%

FEIP
2025	0.30%	to	0.35%	419,241	14.52	to	14.49	6,078,019	2.70%	18.66%	to	18.60%
2024	0.30%	to	0.35%	195,677	12.23	to	12.21	2,390,774	1.94%	15.00%	to	14.94%
2023	0.30%	to	0.35%	166,888	10.64	to	10.63	1,773,773	2.79%	10.32%	to	10.26%
2022	0.35%			21,791	9.64			210,011	2.49%	-5.29%			*****

FEMS2
2024	0.45%	to	1.95%	712,493	12.74	to	11.51	8,658,634	1.22%	9.21%	to	7.56%
2023	0.45%	to	1.95%	744,260	11.66	to	10.70	8,329,077	1.96%	9.00%	to	7.36%
2022	0.45%	to	2.15%	765,931	10.70	to	9.87	7,914,486	1.55%	-20.73%	to	-22.08%
2021	0.45%	to	1.95%	731,605	13.50	to	12.77	9,609,784	2.10%	-2.85%	to	-4.31%

FG2
2025	0.45%	to	1.95%	2,617,120	48.09	to	40.90	116,388,788	0.05%	14.09%	to	12.38%
2024	0.45%	to	1.95%	2,809,041	42.15	to	36.39	110,145,403	0.00%	29.49%	to	27.53%
2023	0.45%	to	2.05%	2,996,240	32.55	to	28.29	91,338,534	0.00%	35.28%	to	33.11%
2022	0.45%	to	2.15%	3,410,903	24.06	to	21.08	77,409,287	0.35%	-24.98%	to	-26.26%
2021	0.45%	to	2.20%	3,670,127	32.07	to	28.50	111,764,591	0.00%	22.35%	to	20.20%

FGI2
2025	0.45%	to	1.95%	1,006,224	33.50	to	28.93	31,387,503	1.37%	20.67%	to	18.85%
2024	0.45%	to	1.95%	1,029,175	27.76	to	24.34	26,752,835	1.29%	21.41%	to	19.57%
2023	0.45%	to	1.95%	1,066,533	22.87	to	20.36	23,010,583	1.52%	17.83%	to	16.06%
2022	0.45%	to	1.95%	1,050,627	19.40	to	17.54	19,390,402	1.45%	-5.60%	to	-7.02%
2021	0.45%	to	1.95%	1,065,151	20.56	to	18.86	20,965,167	2.47%	25.07%	to	23.19%

FHI2
2025	0.45%	to	1.95%	63,880	14.74	to	12.54	843,473	6.32%	9.81%	to	8.16%
2024	0.45%	to	1.95%	72,759	13.42	to	11.59	884,735	3.43%	8.13%	to	6.49%
2023	0.45%	to	1.95%	96,824	12.42	to	10.88	1,100,470	6.16%	9.74%	to	8.09%
2022	0.45%	to	1.95%	93,350	11.31	to	10.07	979,553	4.20%	-12.07%	to	-13.39%
2021	0.45%	to	2.10%	137,461	12.87	to	11.51	1,658,357	4.94%	3.82%	to	2.10%

FICAP
2025	0.30%	to	0.35%	178,518	11.87	to	11.84	2,115,377	1.12%	18.34%	to	18.28%
2024	0.30%	to	0.35%	144,547	10.03	to	10.01	1,448,089	0.93%	7.87%	to	7.81%
2023	0.30%	to	0.35%	104,122	9.30	to	9.29	967,231	0.73%	27.12%	to	27.05%
2022	0.35%			20,403	7.31			149,131	0.50%	-26.65%
2021	0.35%			217	9.97			2,163	0.00%	-0.34%			*****

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FIGBP
2025	0.30%	to	0.35%	404,225	9.98	to	9.96	4,028,089	3.41%	6.90%	to	6.85%
2024	0.30%	to	0.35%	533,597	9.34	to	9.32	4,978,510	3.60%	1.48%	to	1.43%
2023	0.30%	to	0.35%	431,592	9.20	to	9.19	3,969,451	3.72%	5.89%	to	5.83%
2022	0.30%	to	0.35%	143,375	8.69			1,245,776	3.31%	-13.22%	to	-13.26%
2021	0.35%			3,600	10.01			36,048	0.43%	0.13%			*****

FIGBP2
2025	0.45%	to	1.95%	2,316,552	11.74	to	10.14	25,481,452	3.57%	6.45%	to	4.84%
2024	0.45%	to	1.95%	2,102,357	11.03	to	9.67	21,853,890	3.46%	1.04%	to	-0.49%
2023	0.45%	to	1.95%	1,977,713	10.92	to	9.72	20,464,964	2.48%	5.52%	to	3.94%
2022	0.45%	to	2.10%	1,817,139	10.35	to	9.26	17,928,233	2.01%	-13.60%	to	-15.03%
2021	0.45%	to	2.15%	2,013,073	11.98	to	10.86	23,145,397	1.90%	-1.34%	to	-3.03%

FIP
2025	0.30%	to	0.35%	878,457	20.38	to	20.33	17,879,230	1.21%	17.42%	to	17.36%
2024	0.30%	to	0.35%	517,754	17.36	to	17.32	8,971,048	1.34%	24.52%	to	24.46%
2023	0.30%	to	0.35%	456,391	13.94	to	13.92	6,353,976	1.61%	25.82%	to	25.75%
2022	0.30%	to	0.35%	302,468	11.08	to	11.07	3,348,288	1.50%	-18.46%	to	-18.50%
2021	0.30%	to	0.35%	233,204	13.59	to	13.58	3,167,348	1.48%	28.19%	to	28.13%	*****

FMCP
2025	0.30%	to	0.35%	126,623	12.74	to	12.71	1,610,053	0.45%	11.42%	to	11.36%
2024	0.30%	to	0.35%	116,859	11.43	to	11.42	1,334,213	0.65%	17.14%	to	17.08%
2023	0.30%	to	0.35%	81,037	9.76	to	9.75	790,209	0.97%	14.73%	to	14.67%
2022	0.35%			31,999	8.50			272,078	0.84%	-15.04%
2021	0.35%			3,973	10.01			39,762	0.61%	0.08%			*****

FMMP
2025	0.30%	to	0.35%	268,228	11.47	to	11.44	3,070,413	4.05%	3.82%	to	3.77%
2024	0.30%	to	0.35%	262,775	11.05	to	11.02	2,898,612	4.86%	4.76%	to	4.70%
2023	0.30%	to	0.35%	164,828	10.54	to	10.53	1,735,967	4.78%	4.60%	to	4.54%
2022	0.30%	to	0.35%	78,793	10.08	to	10.07	793,730	1.58%	1.15%	to	1.09%
2021	0.30%	to	0.35%	46,483	9.97	to	9.96	463,104	0.01%	-0.29%	to	-0.34%	*****

FNRS2
2025	0.85%	to	1.65%	187,204	32.43	to	30.98	5,980,054	1.95%	9.40%	to	8.52%
2024	0.85%	to	1.65%	182,062	29.64	to	28.55	5,333,578	2.09%	3.13%	to	2.29%
2023	0.85%	to	1.65%	192,339	28.74	to	27.91	5,472,962	2.48%	-0.15%	to	-0.96%
2022	0.85%	to	1.65%	203,298	28.79	to	28.17	5,808,354	2.29%	61.49%	to	60.19%
2021	0.85%	to	1.65%	105,719	17.83	to	17.59	1,874,783	3.16%	53.51%	to	52.28%

FRESS2

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.45%	to	1.95%	294,692	12.89	to	11.30	3,908,983	1.75%	2.43%	to	0.89%
2024	0.45%	to	1.95%	371,153	12.59	to	11.20	4,836,293	3.88%	5.77%	to	4.17%
2023	0.45%	to	1.95%	404,781	11.90	to	10.75	5,003,967	2.33%	10.39%	to	8.74%
2022	0.45%	to	1.95%	439,281	10.78	to	9.89	4,954,379	1.14%	-28.02%	to	-29.10%
2021	0.45%	to	1.95%	470,528	14.97	to	13.95	7,413,671	1.00%	38.02%	to	35.94%

FVFRHI
2025	0.85%	to	1.65%	182,349	12.04	to	11.79	2,175,931	7.29%	4.43%	to	3.59%
2024	1.00%	to	1.65%	173,117	11.50	to	11.38	1,986,285	8.22%	7.41%	to	6.70%
2023	1.00%	to	1.35%	62,962	10.71	to	10.69	673,742	7.87%	7.10%	to	6.85%	*****

FVIII
2025	0.30%	to	0.35%	292,075	15.80	to	15.76	4,608,020	3.04%	32.75%	to	32.68%
2024	0.30%	to	0.35%	209,833	11.91	to	11.88	2,493,604	3.03%	4.79%	to	4.74%
2023	0.30%	to	0.35%	194,898	11.36	to	11.34	2,211,287	3.09%	15.81%	to	15.75%
2022	0.30%	to	0.35%	167,015	9.81	to	9.80	1,636,944	2.58%	-16.27%	to	-16.31%
2021	0.30%	to	0.35%	93,793	11.72	to	11.71	1,098,625	4.55%	7.40%	to	7.34%	*****

FVP
2025	0.30%	to	0.35%	158,279	14.31	to	14.28	2,262,105	1.44%	10.90%	to	10.85%
2024	0.30%	to	0.35%	151,449	12.90	to	12.88	1,952,595	1.41%	11.04%	to	10.98%
2023	0.30%	to	0.35%	131,006	11.62	to	11.61	1,521,643	1.73%	19.43%	to	19.37%
2022	0.30%	to	0.35%	69,540	9.73	to	9.72	676,456	1.75%	-4.40%	to	-4.45%
2021	0.35%			1,775	10.18			18,064	0.74%	1.77%			*****

FVSII
2025	0.30%	to	0.35%	117,976	11.11	to	11.09	1,309,183	4.33%	8.52%	to	8.47%
2024	0.30%	to	0.35%	86,877	10.24	to	10.22	888,668	4.45%	5.76%	to	5.70%
2023	0.30%	to	0.35%	63,489	9.68	to	9.67	614,355	6.41%	9.08%	to	9.03%
2022	0.35%			19,648	8.87			174,309	4.83%	-11.57%
2021	0.35%			1,374	10.03			13,784	0.00%	0.32%			*****

FVSIS2
2024	0.45%	to	1.95%	1,365,885	13.14	to	11.26	16,625,594	3.64%	5.30%	to	3.71%
2023	0.45%	to	1.95%	1,296,986	12.48	to	10.86	15,092,339	4.34%	8.69%	to	7.05%
2022	0.45%	to	2.20%	1,313,747	11.48	to	9.94	14,148,885	3.51%	-11.92%	to	-13.46%
2021	0.45%	to	2.20%	1,393,630	13.03	to	11.48	17,157,951	2.75%	3.07%	to	1.25%

FVSS2
2025	0.85%	to	1.65%	396,672	13.32	to	12.93	5,239,442	0.87%	6.79%	to	5.92%
2024	0.85%	to	1.55%	327,534	12.48	to	12.24	4,058,580	0.89%	8.23%	to	7.46%
2023	0.85%	to	1.55%	211,525	11.53	to	11.39	2,431,225	1.16%	19.58%	to	18.74%
2022	0.85%	to	1.55%	76,563	9.64	to	9.60	737,280	0.85%	-3.60%	to	-4.05%	*****

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FEOVF
2025	0.85%	to	1.65%	298,766	17.89	to	17.08	5,273,426	2.06%	36.30%	to	35.20%
2024	0.85%	to	1.65%	201,899	13.12	to	12.64	2,618,687	1.80%	5.19%	to	4.34%
2023	0.85%	to	1.65%	176,358	12.47	to	12.11	2,176,861	0.00%	9.14%	to	8.27%
2022	1.00%	to	1.55%	108,828	11.38	to	11.22	1,234,815	2.59%	-9.08%	to	-9.59%
2021	0.85%	to	1.55%	58,730	12.55	to	12.41	733,501	1.38%	3.55%	to	2.82%

FTVFA2
2025	0.85%	to	1.90%	92,652	25.26	to	21.38	2,218,334	1.93%	11.64%	to	10.46%
2024	0.85%	to	1.90%	97,090	22.63	to	19.36	2,088,546	2.03%	8.22%	to	7.07%
2023	0.85%	to	1.90%	114,899	20.91	to	18.08	2,297,388	1.28%	13.64%	to	12.44%
2022	0.85%	to	1.90%	201,671	18.40	to	16.08	3,559,497	1.48%	-16.71%	to	-17.59%
2021	0.45%	to	1.90%	260,548	23.15	to	19.51	5,586,100	1.82%	11.18%	to	9.56%

FTVGI2
2025	0.45%	to	1.95%	733,559	8.91	to	7.58	6,041,428	0.00%	15.21%	to	13.47%
2024	0.45%	to	1.95%	896,145	7.73	to	6.68	6,464,943	0.00%	-11.77%	to	-13.11%
2023	0.45%	to	1.95%	1,042,697	8.76	to	7.68	8,581,080	0.00%	2.42%	to	0.88%
2022	0.45%	to	1.95%	1,224,126	8.56	to	7.62	9,909,362	0.00%	-5.38%	to	-6.80%
2021	0.45%	to	2.15%	1,443,770	9.04	to	8.06	12,438,717	0.00%	-5.42%	to	-7.04%

FTVIS2
2025	0.45%	to	1.95%	797,437	19.78	to	16.32	14,305,313	5.10%	12.05%	to	10.36%
2024	0.45%	to	1.95%	963,347	17.65	to	14.78	15,533,713	4.96%	6.72%	to	5.10%
2023	0.45%	to	1.95%	1,227,232	16.54	to	14.07	18,630,744	5.35%	8.14%	to	6.51%
2022	0.45%	to	1.95%	1,270,360	15.29	to	13.21	18,001,926	4.73%	-5.90%	to	-7.31%
2021	0.45%	to	2.15%	1,375,520	16.25	to	14.00	20,832,890	4.99%	16.23%	to	14.25%

FTVMD2
2025	0.45%	to	1.95%	247,956	25.11	to	20.72	5,492,314	1.88%	22.78%	to	20.94%
2024	0.45%	to	1.95%	342,312	20.45	to	17.13	6,286,267	1.68%	4.18%	to	2.60%
2023	0.45%	to	1.95%	400,708	19.63	to	16.70	7,139,407	2.49%	19.77%	to	17.97%
2022	0.45%	to	1.95%	449,562	16.39	to	14.15	6,755,188	1.32%	-5.18%	to	-6.60%
2021	0.45%	to	1.95%	541,574	17.28	to	15.15	8,678,801	2.64%	18.59%	to	16.81%

FTVUG2
2025	1.00%	to	1.35%	145,210	10.79	to	10.69	1,557,724	3.95%	5.63%	to	5.25%
2024	1.00%	to	1.35%	62,703	10.21	to	10.15	638,575	2.24%	0.35%	to	-0.01%
2023	1.00%	to	1.35%	25,759	10.18	to	10.15	261,721	0.00%	1.78%	to	1.54%	*****

GVGMNS
2025	1.00%	to	1.90%	38,863	15.63	to	13.99	570,741	3.83%	8.79%	to	7.80%
2024	1.00%	to	1.90%	41,663	14.37	to	12.98	565,123	2.91%	10.64%	to	9.63%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	1.00%	to	1.95%	48,853	12.99	to	11.78	604,350	1.81%	14.42%	to	13.33%
2022	1.00%	to	1.90%	43,049	11.35	to	10.44	467,745	0.00%	-19.97%	to	-20.70%
2021	0.45%	to	2.45%	46,589	14.84	to	12.58	631,407	0.00%	15.65%	to	13.33%

GVMMI
2025	0.30%	to	0.35%	44,278	10.35			458,106	3.44%	3.51%	to	3.46%	*****

GVFRB
2025	0.65%	to	1.95%	217,351	14.58	to	12.34	2,869,984	8.30%	2.90%	to	1.55%
2024	0.45%	to	1.95%	333,612	14.51	to	12.15	4,328,420	7.32%	6.34%	to	4.73%
2023	0.45%	to	1.95%	411,827	13.64	to	11.60	5,060,358	3.63%	10.62%	to	8.96%
2022	0.45%	to	1.95%	441,055	12.33	to	10.65	4,940,323	2.43%	-1.30%	to	-2.78%
2021	0.45%	to	2.10%	583,120	12.50	to	10.81	6,657,164	2.57%	2.04%	to	0.35%

RAF
2025	1.15%	to	1.60%	350,527	0.13	to	0.11	42,205	5.02%	-17.14%	to	-17.52%
2024	1.15%	to	1.90%	299,874	0.15	to	0.13	42,680	20.09%	-16.76%	to	-17.40%
2023	1.15%	to	1.90%	827,101	0.18	to	0.15	143,188	0.69%	-32.64%	to	-33.15%
2022	0.45%	to	1.95%	7,595,997	0.67	to	0.23	2,073,806	0.00%	34.23%	to	32.22%
2021	1.15%	to	1.90%	3,825,573	0.20	to	0.17	712,199	0.00%	-26.32%	to	-26.87%

RBF
2025	0.90%	to	1.95%	69,946	47.57	to	40.81	3,251,663	0.00%	28.38%	to	27.59%
2024	0.45%	to	1.95%	79,554	49.79	to	31.99	2,896,953	0.00%	-1.85%	to	-3.33%
2023	0.45%	to	1.95%	102,147	50.73	to	33.09	3,808,698	0.00%	5.06%	to	3.48%
2022	0.45%	to	2.15%	144,827	48.28	to	42.64	5,170,316	0.00%	-13.70%	to	-15.17%
2021	0.45%	to	2.15%	149,617	55.95	to	50.27	6,242,745	0.00%	0.97%	to	-0.76%

RBKF
2025	0.65%	to	1.90%	68,642	13.81	to	14.30	1,088,033	0.63%	22.94%	to	21.39%
2024	0.65%	to	1.90%	72,224	11.24	to	11.78	932,879	2.39%	22.31%	to	20.76%
2023	0.65%	to	1.95%	143,069	9.19	to	9.64	1,531,755	1.07%	2.30%	to	0.97%
2022	0.65%	to	1.90%	161,352	8.98	to	9.66	1,712,267	1.29%	-17.55%	to	-18.59%
2021	0.65%	to	2.10%	187,887	10.89	to	10.76	2,431,801	0.62%	32.62%	to	30.69%

RBMF
2025	0.65%	to	1.95%	42,710	24.18	to	40.04	1,953,892	1.45%	32.03%	to	30.30%
2024	0.65%	to	1.95%	39,582	18.32	to	30.73	1,385,756	0.86%	-3.11%	to	-4.39%
2023	0.65%	to	1.95%	54,764	18.90	to	32.14	1,975,922	0.00%	8.26%	to	6.85%
2022	0.45%	to	2.15%	68,738	18.01	to	31.05	2,304,408	0.54%	-10.05%	to	-11.59%
2021	0.65%	to	2.15%	75,193	19.45	to	35.12	2,842,466	0.62%	22.14%	to	20.30%

RCPF
2025	0.65%	to	2.30%	80,557	28.37	to	30.56	2,890,148	1.45%	-4.14%	to	-5.74%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.65%	to	2.30%	92,304	29.59	to	32.42	3,460,363	1.45%	3.74%	to	2.00%
2023	0.65%	to	2.30%	115,634	28.53	to	31.78	4,198,591	1.33%	-3.93%	to	-5.52%
2022	0.45%	to	2.30%	151,603	30.63	to	33.64	5,785,887	0.70%	-1.35%	to	-3.18%
2021	0.45%	to	2.30%	169,936	31.05	to	34.75	6,532,549	0.85%	10.12%	to	8.07%

RELF
2025	0.90%	to	1.95%	61,809	82.61	to	70.87	5,048,632	0.00%	39.64%	to	38.74%
2024	1.15%	to	1.95%	334,459	61.71	to	51.08	20,023,252	0.00%	14.79%	to	13.86%
2023	0.90%	to	1.95%	355,101	51.57	to	44.87	18,524,879	0.00%	52.74%	to	51.74%
2022	0.90%	to	1.95%	87,349	33.76	to	29.57	2,924,023	0.00%	-33.65%	to	-34.01%
2021	0.45%	to	2.10%	153,634	56.16	to	52.22	7,699,966	0.00%	37.63%	to	35.35%

RENF
2025	0.45%	to	1.95%	124,294	9.91	to	17.65	2,432,417	1.92%	7.02%	to	5.41%
2024	0.45%	to	1.95%	179,464	9.26	to	16.74	3,335,216	2.44%	-0.38%	to	-1.89%
2023	0.45%	to	1.95%	244,890	9.29	to	17.07	4,611,844	3.85%	1.16%	to	-0.36%
2022	0.45%	to	2.15%	344,175	9.19	to	17.98	6,462,360	0.60%	47.62%	to	45.11%
2021	0.45%	to	2.15%	413,034	6.22	to	12.39	5,345,184	0.73%	49.78%	to	47.23%

RESF
2025	0.65%	to	1.95%	128,678	2.53	to	6.00	811,468	0.07%	1.08%	to	-0.24%
2024	0.65%	to	1.95%	218,929	2.50	to	6.01	1,444,125	0.00%	-8.50%	to	-9.71%
2023	0.45%	to	1.95%	335,243	2.83	to	6.66	2,448,954	0.00%	3.97%	to	2.41%
2022	0.45%	to	2.15%	512,462	2.72	to	5.27	3,615,780	0.00%	41.92%	to	39.51%
2021	0.65%	to	2.15%	480,828	1.86	to	3.78	2,395,200	0.15%	16.74%	to	14.98%

RFSF
2025	0.45%	to	1.95%	298,096	21.62	to	21.50	6,829,228	0.53%	10.26%	to	8.60%
2024	0.45%	to	1.95%	303,595	19.61	to	19.80	6,450,632	0.90%	21.71%	to	19.87%
2023	0.45%	to	1.95%	349,190	16.11	to	16.52	6,167,764	0.00%	13.39%	to	11.69%
2022	0.65%	to	2.20%	393,545	13.77	to	15.15	6,181,157	0.59%	-18.65%	to	-19.91%
2021	0.45%	to	2.20%	400,604	17.43	to	18.91	7,989,787	0.34%	34.65%	to	32.29%

RHCF
2025	0.45%	to	1.95%	114,574	43.60	to	38.03	4,960,175	0.00%	13.55%	to	11.84%
2024	0.45%	to	1.95%	144,332	38.40	to	34.00	5,564,335	0.00%	-0.31%	to	-1.82%
2023	0.45%	to	1.95%	165,136	38.52	to	34.63	6,433,408	0.00%	4.55%	to	2.98%
2022	0.45%	to	2.15%	233,865	36.84	to	38.51	8,815,073	0.00%	-12.40%	to	-13.89%
2021	0.45%	to	2.15%	251,262	42.05	to	44.73	10,858,323	0.00%	18.30%	to	16.28%

RHYS
2025	0.45%	to	1.90%	21,757	15.03	to	12.76	301,569	8.74%	9.37%	to	7.78%
2024	0.45%	to	1.90%	21,361	13.74	to	11.84	273,873	4.40%	6.20%	to	4.64%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.45%	to	1.90%	27,676	12.94	to	11.32	333,311	1.98%	12.19%	to	10.56%
2022	0.45%	to	1.90%	40,032	11.53	to	10.24	432,423	1.57%	-11.88%	to	-13.16%
2021	0.45%	to	1.90%	45,106	13.09	to	11.79	556,588	0.00%	1.23%	to	-0.24%

RINF
2025	0.95%	to	1.95%	40,258	77.44	to	67.19	3,095,474	0.00%	16.94%	to	16.19%
2024	0.45%	to	2.20%	46,591	48.21	to	58.43	3,058,281	0.00%	22.84%	to	20.67%
2023	0.45%	to	2.20%	57,687	39.24	to	48.42	3,123,176	0.00%	46.72%	to	44.15%
2022	0.45%	to	2.20%	66,150	26.75	to	33.59	2,451,684	0.00%	-45.09%	to	-46.05%
2021	0.45%	to	2.20%	76,346	48.71	to	62.26	5,196,891	0.00%	-5.09%	to	-6.76%

RJNF
2025	1.15%	to	1.95%	182,972	3.11	to	2.59	538,783	5.77%	0.68%	to	-0.14%
2024	1.15%	to	1.95%	430,772	3.09	to	2.59	1,230,969	4.87%	15.55%	to	14.61%
2023	0.45%	to	1.95%	427,673	3.34	to	2.26	1,098,053	0.00%	3.76%	to	2.21%
2022	0.45%	to	1.95%	725,767	3.22	to	2.21	1,812,628	0.00%	45.55%	to	43.37%
2021	0.45%	to	2.00%	602,139	2.21	to	1.53	1,032,285	0.00%	0.51%	to	-1.05%

RLCE
2025	0.45%	to	1.90%	31,310	11.31	to	15.23	542,680	1.45%	35.84%	to	33.87%
2024	1.15%	to	1.60%	61,231	13.58	to	12.21	778,221	6.25%	-4.12%	to	-4.56%
2023	1.15%	to	1.60%	47,414	14.16	to	12.80	634,794	0.29%	18.72%	to	18.18%
2022	0.45%	to	1.90%	56,030	7.22	to	10.15	626,523	0.00%	-13.46%	to	-14.72%
2021	1.15%	to	1.60%	60,403	13.88	to	12.66	800,634	0.24%	17.35%	to	16.82%

RLCJ
2025	0.45%	to	1.95%	39,673	25.16	to	22.96	1,040,497	4.31%	50.85%	to	48.59%
2024	1.15%	to	1.90%	20,525	18.67	to	15.64	368,137	4.07%	-0.16%	to	-0.92%
2023	1.15%	to	1.90%	26,071	18.69	to	15.78	468,749	0.06%	32.92%	to	31.92%
2022	1.15%	to	1.90%	22,521	14.06	to	11.96	306,037	0.00%	-43.65%	to	-44.08%
2021	0.45%	to	2.10%	29,993	21.83	to	31.07	738,541	0.00%	-14.48%	to	-15.90%

RLF
2025	0.65%	to	2.30%	39,142	30.98	to	37.25	1,864,788	0.00%	7.77%	to	5.98%
2024	0.65%	to	2.30%	53,265	28.75	to	35.14	2,387,524	0.06%	15.73%	to	13.80%
2023	0.65%	to	2.30%	68,103	24.84	to	30.88	2,662,924	0.00%	21.69%	to	19.68%
2022	0.65%	to	2.30%	74,475	20.41	to	25.80	2,407,685	0.00%	-28.04%	to	-29.23%
2021	0.65%	to	2.30%	90,278	28.36	to	36.46	4,069,906	0.00%	0.27%	to	-1.40%

RMED
2025	1.15%	to	1.95%	18,585	85.52	to	70.22	1,512,369	0.44%	3.83%	to	2.99%
2024	1.15%	to	1.95%	23,919	82.37	to	68.18	1,859,774	0.62%	13.93%	to	13.00%
2023	1.15%	to	1.95%	35,524	72.30	to	60.34	2,437,045	0.00%	17.48%	to	16.53%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.45%	to	1.95%	36,920	31.14	to	51.78	2,148,947	0.00%	-23.54%	to	-24.70%
2021	0.45%	to	1.95%	43,553	40.73	to	68.76	3,337,529	0.00%	34.64%	to	32.62%

RMEK
2025	0.45%	to	1.95%	17,273	30.77	to	42.90	857,446	1.65%	11.97%	to	10.28%
2024	0.45%	to	1.95%	22,433	27.48	to	38.90	1,012,704	1.47%	10.45%	to	8.78%
2023	0.45%	to	1.95%	56,544	24.88	to	35.76	2,254,582	0.00%	19.24%	to	17.45%
2022	1.15%	to	1.95%	40,008	36.19	to	30.45	1,388,190	0.00%	-34.22%	to	-34.75%
2021	0.45%	to	2.10%	75,503	31.50	to	51.94	3,805,228	0.06%	18.46%	to	16.50%

RNF
2025	0.65%	to	2.30%	123,496	69.76	to	86.64	10,342,272	0.00%	20.08%	to	18.09%
2024	0.45%	to	2.30%	123,887	60.16	to	73.37	8,695,805	0.00%	32.16%	to	29.69%
2023	0.65%	to	2.30%	160,224	44.05	to	56.57	8,553,792	0.00%	34.20%	to	31.98%
2022	0.65%	to	2.30%	191,034	32.82	to	42.87	7,645,609	0.45%	-30.72%	to	-31.87%
2021	0.45%	to	2.10%	290,101	48.77	to	65.36	16,883,307	0.33%	41.54%	to	39.20%

ROF
2025	0.45%	to	1.95%	159,423	105.86	to	111.20	19,749,908	0.03%	18.50%	to	16.72%
2024	0.45%	to	1.95%	180,703	89.33	to	95.27	19,187,077	0.20%	23.34%	to	21.48%
2023	0.45%	to	1.95%	200,490	72.43	to	78.43	17,457,420	0.00%	52.53%	to	50.25%
2022	0.45%	to	2.10%	209,407	47.48	to	54.13	12,102,704	0.00%	-34.44%	to	-35.52%
2021	0.45%	to	2.15%	272,926	72.42	to	83.16	24,255,042	0.00%	24.98%	to	22.85%

RPMF
2025	0.45%	to	2.30%	270,702	20.76	to	26.56	10,826,318	2.17%	146.26%	to	141.70%
2024	0.45%	to	2.30%	258,842	8.43	to	10.99	4,203,036	1.90%	7.63%	to	5.61%
2023	0.45%	to	2.30%	369,346	7.83	to	10.40	5,567,667	0.33%	3.36%	to	1.44%
2022	0.45%	to	2.30%	386,013	7.58	to	10.26	5,668,950	0.46%	-11.48%	to	-13.13%
2021	0.45%	to	2.30%	427,483	8.56	to	11.81	7,241,760	3.85%	-9.60%	to	-11.28%

RREF
2025	0.95%	to	2.30%	62,009	28.38	to	20.92	1,755,024	1.53%	1.46%	to	0.51%
2024	0.45%	to	2.30%	61,481	17.00	to	20.82	1,721,658	1.22%	4.56%	to	2.61%
2023	0.95%	to	2.30%	71,318	27.00	to	20.29	1,931,735	1.34%	8.71%	to	7.79%
2022	0.95%	to	2.30%	88,148	24.83	to	18.82	2,188,477	0.90%	-28.44%	to	-29.07%
2021	0.45%	to	2.30%	142,071	20.48	to	26.53	4,887,612	0.58%	33.47%	to	30.99%

RRF
2025	0.45%	to	1.95%	26,723	42.82	to	45.31	1,382,671	0.00%	9.68%	to	8.03%
2024	1.15%	to	1.95%	26,038	50.66	to	41.94	1,244,594	0.00%	15.25%	to	14.31%
2023	0.95%	to	1.95%	32,544	41.78	to	36.69	1,354,694	0.00%	14.92%	to	14.29%
2022	0.95%	to	1.95%	47,387	36.36	to	32.10	1,713,094	0.00%	-27.64%	to	-27.95%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.95%	to	1.95%	46,016	50.24	to	44.56	2,299,169	0.00%	10.34%	to	9.57%

RTEC
2025	0.45%	to	1.95%	102,188	72.79	to	78.37	9,208,024	0.00%	25.13%	to	23.25%
2024	0.45%	to	1.95%	127,565	58.17	to	63.58	9,275,143	0.00%	23.41%	to	21.54%
2023	0.45%	to	1.95%	159,994	47.14	to	52.32	9,462,572	0.00%	48.35%	to	46.12%
2022	0.65%	to	2.15%	199,590	30.80	to	36.74	7,897,769	0.00%	-36.67%	to	-37.62%
2021	0.45%	to	2.15%	252,767	50.07	to	58.90	15,900,964	0.00%	19.96%	to	17.91%

RTEL
2025	0.65%	to	1.65%	50,735	13.08	to	12.76	707,095	0.20%	30.28%	to	28.97%
2024	0.65%	to	1.65%	30,355	10.04	to	9.89	323,935	0.79%	14.97%	to	13.81%
2023	0.65%	to	1.65%	33,017	8.73	to	8.69	308,432	0.80%	5.61%	to	4.55%
2022	0.65%	to	1.90%	47,633	8.27	to	7.87	423,420	0.75%	-26.33%	to	-27.26%
2021	0.65%	to	1.90%	49,216	11.22	to	10.82	597,941	0.67%	8.27%	to	6.91%

RTF
2025	0.45%	to	1.90%	725,492	93.42	to	96.48	82,038,360	0.13%	24.71%	to	22.90%
2024	0.45%	to	1.90%	121,049	74.90	to	78.50	10,902,556	0.67%	41.61%	to	39.54%
2023	0.45%	to	1.90%	134,445	52.89	to	56.26	8,584,772	0.08%	44.39%	to	42.30%
2022	0.45%	to	2.15%	88,573	36.63	to	54.68	3,910,041	0.00%	-40.04%	to	-41.07%
2021	0.45%	to	2.15%	258,527	61.10	to	92.79	19,259,995	0.00%	57.58%	to	54.89%

RTRF
2025	0.90%	to	2.30%	33,026	47.79	to	36.11	1,567,762	0.00%	10.28%	to	9.20%
2024	1.15%	to	2.30%	38,897	45.18	to	33.07	1,667,607	0.22%	0.38%	to	-0.79%
2023	0.90%	to	2.30%	48,269	43.25	to	33.34	2,074,562	0.00%	22.78%	to	21.63%
2022	0.90%	to	2.30%	58,070	35.23	to	27.41	2,032,752	0.00%	-35.96%	to	-36.52%
2021	0.90%	to	2.30%	65,430	55.00	to	43.17	3,545,668	0.00%	20.72%	to	19.37%

RUF
2025	1.15%	to	1.85%	334,117	0.51	to	0.43	160,286	9.52%	-12.78%	to	-13.40%
2024	1.15%	to	1.90%	286,171	0.58	to	0.49	158,119	16.68%	-14.11%	to	-14.77%
2023	0.45%	to	1.90%	681,677	1.17	to	0.57	459,118	2.14%	-15.33%	to	-16.57%
2022	0.45%	to	1.95%	1,714,536	1.38	to	0.68	1,330,192	0.00%	16.07%	to	14.33%
2021	0.45%	to	1.90%	1,437,106	1.19	to	0.60	949,353	0.00%	-24.78%	to	-25.88%

RUGB
2025	0.45%	to	1.95%	99,745	11.96	to	10.32	1,191,112	3.27%	1.22%	to	-0.30%
2024	0.45%	to	1.95%	123,941	11.81	to	10.35	1,463,943	3.24%	-12.85%	to	-14.17%
2023	0.45%	to	1.95%	201,866	13.55	to	12.06	2,704,068	2.95%	-1.47%	to	-2.95%
2022	0.45%	to	1.95%	207,771	13.76	to	12.43	2,848,902	1.65%	-41.10%	to	-41.99%
2021	0.45%	to	1.95%	135,702	23.36	to	21.43	3,220,502	0.33%	-7.91%	to	-9.30%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

RUTL
2025	0.90%	to	1.95%	68,552	30.03	to	25.78	2,000,412	1.31%	15.58%	to	14.79%
2024	1.15%	to	2.20%	88,836	27.12	to	30.92	2,279,462	1.22%	18.47%	to	17.21%
2023	0.90%	to	2.20%	107,050	21.96	to	26.38	2,327,566	1.48%	-8.40%	to	-9.16%
2022	0.90%	to	2.20%	177,432	23.98	to	29.04	4,191,317	0.54%	-0.28%	to	-1.18%
2021	0.45%	to	2.20%	149,007	22.78	to	29.39	3,548,052	1.97%	14.01%	to	12.00%

RVARS
2025	0.45%	to	1.95%	193,744	10.43	to	8.43	1,836,984	2.28%	0.79%	to	-0.73%
2024	0.45%	to	1.95%	201,685	10.35	to	8.50	1,911,710	4.70%	-4.10%	to	-5.55%
2023	0.45%	to	1.95%	266,705	10.79	to	9.00	2,664,104	2.80%	3.90%	to	2.34%
2022	0.45%	to	1.95%	297,870	10.39	to	8.79	2,883,289	1.17%	-3.83%	to	-5.28%
2021	0.45%	to	2.10%	318,654	10.80	to	9.05	3,235,607	0.00%	7.62%	to	5.83%

RVCMD
2025	0.45%	to	1.90%	231,595	4.19	to	2.46	637,239	4.04%	4.42%	to	2.90%
2024	0.45%	to	1.90%	483,482	4.01	to	2.39	1,276,396	4.51%	7.80%	to	6.22%
2023	0.45%	to	1.90%	632,576	3.72	to	2.25	1,562,983	9.83%	-6.66%	to	-8.02%
2022	0.45%	to	1.90%	831,516	3.98	to	2.45	2,218,769	5.11%	22.33%	to	20.55%
2021	0.45%	to	2.00%	840,851	3.26	to	2.00	1,853,795	0.00%	38.92%	to	36.76%

RVF
2025	0.45%	to	1.90%	31,284	416.61	to	361.08	12,912,848	0.00%	28.66%	to	26.79%
2024	0.45%	to	1.95%	34,683	323.81	to	281.44	11,285,254	0.00%	41.26%	to	39.12%
2023	0.45%	to	1.95%	37,830	229.23	to	202.30	8,725,557	0.00%	115.16%	to	111.94%
2022	1.15%	to	2.15%	34,221	113.44	to	153.72	3,708,787	0.00%	-61.49%	to	-61.88%
2021	0.45%	to	2.15%	186,634	274.71	to	403.26	53,505,625	0.00%	52.76%	to	50.15%

RVIDD
2025	1.15%	to	1.65%	3,634,006	0.04			136,266	8.61%	-21.60%	to	-22.01%
2024	1.15%	to	1.90%	1,316,790	0.05	to	0.04	61,985	6.43%	-16.90%	to	-17.55%
2023	1.15%	to	1.90%	5,035,419	0.06	to	0.05	291,639	0.35%	-19.20%	to	-19.81%
2022	1.15%	to	1.90%	12,770,490	0.08	to	0.07	914,203	0.00%	3.86%	to	3.06%
2021	1.15%	to	1.90%	40,092,956	0.07	to	0.06	2,588,219	0.00%	-36.07%	to	-36.56%

RVIMC
2025	1.25%	to	1.90%	59,524	0.57	to	0.49	32,347	3.45%	-6.30%	to	-6.91%
2024	1.15%	to	1.90%	55,526	0.62	to	0.53	32,243	3.88%	-7.44%	to	-8.15%
2023	1.15%	to	1.90%	74,602	0.67	to	0.58	47,685	0.38%	-10.09%	to	-10.76%
2022	1.15%	to	1.95%	144,713	0.74	to	0.64	101,368	0.00%	7.82%	to	6.95%
2021	1.15%	to	1.90%	105,207	0.69	to	0.60	69,338	0.00%	-24.12%	to	-24.69%

RVISC

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	1.15%	to	1.85%	110,103	0.53	to	0.45	54,759	5.58%	-10.62%	to	-11.25%
2024	1.15%	to	1.85%	260,167	0.59	to	0.51	146,094	5.00%	-6.73%	to	-7.40%
2023	1.15%	to	1.95%	400,925	0.63	to	0.54	242,869	0.00%	-12.25%	to	-12.96%
2022	0.45%	to	1.95%	897,880	1.11	to	0.62	659,488	0.00%	16.84%	to	15.08%
2021	0.45%	to	2.20%	256,040	0.95	to	0.52	149,920	0.00%	-18.85%	to	-20.28%

RVLCG
2025	0.45%	to	2.30%	181,237	49.87	to	37.79	8,183,212	0.00%	11.25%	to	9.18%
2024	0.45%	to	2.30%	260,958	44.82	to	34.61	10,809,921	0.06%	26.10%	to	23.74%
2023	0.45%	to	2.30%	272,696	35.55	to	27.97	8,983,052	0.00%	5.99%	to	4.03%
2022	0.45%	to	2.30%	360,214	33.54	to	26.89	11,336,193	0.00%	-28.67%	to	-30.00%
2021	0.45%	to	2.30%	511,663	47.02	to	38.41	22,803,884	0.00%	27.01%	to	24.65%

RVLCV
2025	0.45%	to	2.30%	258,082	31.63	to	29.17	8,933,453	1.18%	15.50%	to	13.36%
2024	0.45%	to	2.30%	311,169	27.39	to	25.73	9,504,751	1.27%	10.34%	to	8.28%
2023	0.45%	to	2.30%	335,182	24.82	to	23.77	9,312,950	1.38%	5.81%	to	3.85%
2022	0.45%	to	2.30%	488,581	23.46	to	22.89	12,987,231	0.87%	-2.99%	to	-4.79%
2021	0.45%	to	2.30%	449,644	24.18	to	24.04	12,472,052	0.68%	31.72%	to	29.28%

RVLDD
2025	1.15%	to	1.95%	27,008	92.60	to	77.65	2,404,579	0.92%	18.12%	to	17.17%
2024	1.15%	to	1.95%	31,210	78.39	to	66.28	2,356,163	1.05%	19.24%	to	18.27%
2023	0.45%	to	1.95%	108,187	50.15	to	56.04	6,802,279	0.27%	23.01%	to	21.16%
2022	0.45%	to	2.15%	180,273	40.77	to	44.52	9,248,834	0.00%	-20.85%	to	-22.20%
2021	0.45%	to	2.15%	116,657	51.51	to	57.22	7,398,695	0.00%	39.97%	to	37.58%

RVMCG
2025	0.45%	to	2.30%	99,543	37.35	to	32.43	3,911,668	0.00%	6.70%	to	4.72%
2024	0.45%	to	2.30%	113,570	35.01	to	30.97	4,226,648	0.00%	15.63%	to	13.47%
2023	0.45%	to	2.30%	128,560	30.28	to	27.29	4,187,583	0.00%	14.16%	to	12.05%
2022	0.45%	to	2.30%	141,466	26.52	to	24.36	4,081,796	0.00%	-22.97%	to	-24.40%
2021	0.45%	to	2.30%	176,287	34.43	to	32.22	6,647,935	0.00%	11.71%	to	9.63%

RVMCV
2025	0.45%	to	2.30%	79,785	34.37	to	33.55	3,158,337	0.12%	5.64%	to	3.68%
2024	0.45%	to	2.30%	103,788	32.53	to	32.36	3,960,626	0.08%	3.95%	to	2.00%
2023	0.45%	to	2.30%	124,983	31.30	to	31.72	4,595,845	0.00%	27.25%	to	24.90%
2022	0.45%	to	2.30%	166,059	24.60	to	25.40	4,858,527	1.06%	-5.64%	to	-7.39%
2021	0.45%	to	2.30%	190,860	26.07	to	27.43	5,944,187	0.08%	30.66%	to	28.24%

RVMFU
2025	0.45%	to	1.95%	185,071	8.69	to	6.71	1,404,954	1.83%	3.19%	to	1.63%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.45%	to	1.95%	234,654	8.42	to	6.60	1,730,654	2.56%	-0.09%	to	-1.60%
2023	0.45%	to	1.95%	293,973	8.43	to	6.71	2,178,392	3.60%	3.34%	to	1.78%
2022	0.45%	to	1.95%	389,155	8.16	to	6.59	2,813,762	2.41%	10.78%	to	9.12%
2021	0.45%	to	2.15%	448,529	7.37	to	5.88	2,970,223	0.00%	0.49%	to	-1.23%

RVSCG
2025	0.45%	to	1.90%	76,425	29.89	to	29.25	2,445,429	0.00%	8.10%	to	6.53%
2024	0.45%	to	1.90%	97,825	27.65	to	27.46	2,959,129	0.00%	7.70%	to	6.12%
2023	0.45%	to	1.90%	107,788	25.67	to	25.88	3,063,697	0.09%	16.94%	to	15.25%
2022	0.45%	to	1.90%	120,850	21.95	to	22.45	2,972,512	0.00%	-30.21%	to	-31.23%
2021	0.45%	to	2.10%	147,620	31.46	to	31.50	5,216,845	0.00%	18.62%	to	16.66%

RVSCV
2025	0.45%	to	1.95%	83,170	25.33	to	24.77	2,254,196	0.00%	6.29%	to	4.69%
2024	0.45%	to	1.95%	91,483	23.83	to	23.66	2,397,238	0.00%	3.27%	to	1.71%
2023	0.45%	to	1.95%	98,603	23.07	to	23.27	2,513,866	0.00%	20.52%	to	18.71%
2022	0.45%	to	2.10%	127,609	19.14	to	19.05	2,737,710	0.00%	-8.65%	to	-10.16%
2021	0.45%	to	2.10%	164,324	20.96	to	21.20	3,885,295	0.00%	42.77%	to	40.40%

RVSDL
2025	0.95%	to	2.30%	36,523	7.59	to	6.31	281,554	5.03%	-15.50%	to	-16.26%
2024	1.15%	to	2.30%	88,324	9.44	to	7.53	779,283	2.84%	19.61%	to	18.21%
2023	0.45%	to	2.30%	48,236	10.10	to	6.37	367,933	0.27%	0.73%	to	-1.14%
2022	0.95%	to	2.30%	141,711	7.54	to	6.45	1,102,319	0.00%	14.15%	to	13.02%
2021	0.45%	to	2.30%	153,678	8.71	to	5.70	1,049,315	0.00%	10.60%	to	8.54%

RVWDL
2025	1.15%	to	1.60%	34,323	4.31	to	3.93	144,388	4.82%	17.61%	to	17.07%
2024	1.15%	to	1.60%	44,142	3.66	to	3.35	158,237	5.74%	-14.21%	to	-14.60%
2023	1.15%	to	1.60%	44,928	4.27	to	3.93	184,281	0.06%	1.67%	to	1.21%
2022	0.45%	to	1.60%	285,625	3.94	to	3.88	1,115,084	0.00%	-18.82%	to	-19.76%
2021	0.45%	to	1.80%	33,003	4.86	to	4.68	167,305	0.00%	-14.36%	to	-15.52%

HTDEIA
2025	0.30%	to	0.35%	35,648	18.35	to	18.30	653,411	0.43%	13.98%	to	13.92%
2024	0.30%	to	0.35%	37,626	16.10	to	16.07	605,201	0.60%	24.99%	to	24.93%
2023	0.30%	to	0.35%	40,535	12.88	to	12.86	521,755	0.79%	20.88%	to	20.82%
2022	0.30%	to	0.35%	41,010	10.66	to	10.65	436,797	1.04%	-19.20%	to	-19.24%
2021	0.30%	to	0.35%	31,539	13.19	to	13.18	415,854	1.09%	25.14%	to	25.08%	*****

HTIOIA
2025	0.35%			16,909	14.69			248,418	1.97%	29.95%
2024	0.35%			1,622	11.31			18,341	1.44%	8.02%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.35%			564	10.47			5,898	1.25%	4.66%			*****

HTMCIA
2025	0.35%			15,936	11.12			177,229	0.00%	-0.73%
2024	0.35%			16,596	11.20			185,923	0.00%	5.90%
2023	0.35%			13,210	10.58			139,739	0.05%	14.47%
2022	0.35%			11,456	9.24			105,864	0.97%	-24.57%
2021	0.35%			8,160	12.25			99,964	0.00%	9.52%			*****

AVIE2
2025	0.85%	to	1.55%	65,212	15.21	to	14.12	963,795	1.13%	15.24%	to	14.43%
2024	0.85%	to	1.55%	74,295	13.20	to	12.34	954,088	1.54%	-0.51%	to	-1.22%
2023	0.85%	to	1.65%	77,877	13.27	to	12.39	1,007,000	0.00%	16.87%	to	15.93%
2022	0.85%	to	1.65%	160,961	11.35	to	10.69	1,792,461	1.45%	-19.20%	to	-19.85%
2021	0.85%	to	1.65%	157,530	14.05	to	13.33	2,177,958	1.13%	4.71%	to	3.86%

IVBRA2
2025	0.45%	to	1.95%	231,234	15.49	to	12.88	3,277,953	6.74%	8.20%	to	6.57%
2024	0.45%	to	1.95%	247,689	14.32	to	12.09	3,260,371	5.68%	3.09%	to	1.53%
2023	0.45%	to	1.95%	280,080	13.89	to	11.91	3,581,114	0.00%	5.92%	to	4.33%
2022	0.45%	to	1.95%	350,441	13.11	to	11.41	4,276,023	6.99%	-14.90%	to	-16.18%
2021	0.45%	to	2.00%	391,754	15.41	to	13.56	5,636,024	3.04%	8.77%	to	7.08%

IVEW52
2025	0.85%	to	1.65%	534,458	25.01	to	22.97	13,057,373	1.29%	9.88%	to	9.00%
2024	0.85%	to	1.65%	701,111	22.76	to	21.08	15,648,607	1.41%	11.50%	to	10.60%
2023	0.85%	to	1.65%	791,188	20.41	to	19.06	15,832,323	1.17%	12.47%	to	11.56%
2022	0.85%	to	1.65%	897,211	18.15	to	17.08	15,998,560	0.81%	-12.80%	to	-13.51%
2021	0.85%	to	1.65%	959,740	20.81	to	19.75	19,682,932	1.06%	27.79%	to	26.76%

IVEW5I
2025	0.30%	to	0.35%	179,004	12.73	to	12.70	2,274,559	1.79%	10.77%	to	10.71%
2024	0.30%	to	0.35%	124,532	11.49	to	11.47	1,429,202	1.64%	12.37%	to	12.31%
2023	0.30%	to	0.35%	113,559	10.22	to	10.21	1,160,346	1.95%	13.37%	to	13.32%
2022	0.35%			25,780	9.01			232,368	1.46%	-12.11%
2021	0.35%			1,850	10.26			18,973	0.00%	2.56%			*****

IVGMMI
2025	0.35%			5,900	10.33			60,935	3.09%	3.28%			*****

OVAG
2025	0.30%	to	0.35%	120,484	13.29	to	13.26	1,599,503	0.00%	4.47%	to	4.42%
2024	0.30%	to	0.35%	85,193	12.72	to	12.70	1,082,525	0.00%	23.86%	to	23.79%
2023	0.30%	to	0.35%	79,029	10.27	to	10.26	811,007	0.00%	12.81%	to	12.76%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.30%	to	0.35%	49,207	9.10			447,643	0.00%	-31.19%	to	-31.22%
2021	0.30%	to	0.35%	48,542	13.23	to	13.22	642,053	0.00%	18.74%	to	18.68%	*****

OVGSS
2024	0.45%	to	1.95%	580,575	27.87	to	23.34	14,908,819	0.00%	15.26%	to	13.51%
2023	0.45%	to	1.95%	664,455	24.18	to	20.56	14,880,386	0.00%	33.84%	to	31.83%
2022	0.45%	to	2.10%	726,423	18.06	to	15.37	12,231,636	0.00%	-32.24%	to	-33.37%
2021	0.45%	to	2.10%	759,266	26.66	to	23.06	18,984,084	0.00%	14.65%	to	12.75%

OVIG
2025	0.30%	to	0.35%	146,213	11.80	to	11.77	1,722,652	0.35%	15.97%	to	15.91%
2024	0.30%	to	0.35%	131,746	10.18	to	10.16	1,338,910	0.61%	-1.97%	to	-2.02%
2023	0.30%	to	0.35%	145,005	10.38	to	10.37	1,503,781	0.64%	20.70%	to	20.64%
2022	0.30%	to	0.35%	128,381	8.60	to	8.59	1,103,483	0.00%	-27.35%	to	-27.38%
2021	0.30%	to	0.35%	127,611	11.84	to	11.83	1,510,404	0.00%	9.89%	to	9.83%	*****

OVSC
2025	0.30%	to	0.35%	74,245	11.66	to	11.64	864,389	0.51%	8.37%	to	8.32%
2024	0.30%	to	0.35%	50,651	10.76	to	10.74	544,181	0.00%	12.34%	to	12.29%
2023	0.30%	to	0.35%	26,390	9.58	to	9.57	252,484	1.33%	17.78%	to	17.72%
2022	0.35%			15,133	8.13			122,981	0.79%	-16.13%			*****

OVSCS
2025	0.85%	to	1.65%	716,698	21.95	to	20.17	15,263,431	0.24%	7.52%	to	6.65%
2024	0.85%	to	1.65%	678,461	20.42	to	18.91	13,481,516	0.00%	11.44%	to	10.54%
2023	0.85%	to	1.65%	657,758	18.32	to	17.11	11,752,385	0.97%	16.82%	to	15.88%
2022	0.85%	to	1.65%	582,470	15.68	to	14.76	8,942,379	0.26%	-16.76%	to	-17.43%
2021	0.85%	to	1.65%	559,952	18.84	to	17.88	10,358,386	0.20%	21.22%	to	20.25%

JABS
2025	0.85%	to	1.65%	1,707,039	23.19	to	21.30	38,411,665	1.70%	13.85%	to	12.93%
2024	0.85%	to	1.65%	1,818,339	20.37	to	18.87	35,993,005	1.75%	14.16%	to	13.24%
2023	0.85%	to	1.65%	1,852,231	17.84	to	16.66	32,162,991	1.78%	14.16%	to	13.24%
2022	0.85%	to	1.65%	1,920,418	15.63	to	14.71	29,295,281	0.97%	-17.33%	to	-17.99%
2021	0.85%	to	1.65%	1,933,168	18.91	to	17.94	35,787,854	0.67%	15.92%	to	14.98%

JAFBS
2025	0.85%	to	1.65%	462,491	11.22	to	10.31	5,053,062	4.49%	6.31%	to	5.46%
2024	0.85%	to	1.65%	454,169	10.55	to	9.77	4,682,549	4.20%	0.76%	to	-0.06%
2023	0.85%	to	1.65%	474,592	10.47	to	9.78	4,857,201	3.75%	4.40%	to	3.56%
2022	0.85%	to	1.65%	431,456	10.03	to	9.44	4,237,444	1.98%	-14.63%	to	-15.32%
2021	0.85%	to	1.65%	463,600	11.75	to	11.15	5,346,540	1.67%	-1.95%	to	-2.75%

JAGSEI

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	1.00%			19,825	14.22			281,951	0.35%	16.28%
2024	1.00%			27,474	12.23			336,025	0.30%	9.95%

JAGTS
2025	0.85%	to	1.65%	753,457	63.09	to	57.96	46,120,624	0.00%	23.78%	to	22.78%
2024	0.85%	to	1.65%	836,575	50.97	to	47.21	41,458,470	0.00%	30.63%	to	29.57%
2023	0.85%	to	1.65%	919,057	39.02	to	36.43	34,956,733	0.00%	52.97%	to	51.74%
2022	0.85%	to	1.65%	925,497	25.51	to	24.01	23,072,880	0.00%	-37.66%	to	-38.16%
2021	0.85%	to	1.65%	1,017,500	40.91	to	38.83	40,841,898	0.11%	16.74%	to	15.80%

JAIGS
2025	0.85%	to	1.55%	75,908	13.47	to	13.21	1,014,064	1.46%	27.49%	to	26.59%
2024	0.85%	to	1.55%	52,800	10.56	to	10.44	554,979	1.39%	4.68%	to	3.93%
2023	0.85%	to	1.35%	40,749	10.09	to	10.06	410,304	1.09%	0.90%	to	0.56%	*****

JAMGS
2025	0.85%	to	1.65%	989,721	28.91	to	26.56	27,694,652	0.17%	6.50%	to	5.64%
2024	0.85%	to	1.65%	944,579	27.14	to	25.14	24,888,951	0.63%	14.34%	to	13.41%
2023	0.85%	to	1.65%	915,689	23.74	to	22.17	21,181,251	0.09%	16.78%	to	15.84%
2022	0.85%	to	1.65%	912,382	20.33	to	19.14	18,126,115	0.08%	-16.86%	to	-17.53%
2021	0.85%	to	1.65%	942,612	24.45	to	23.20	22,609,824	0.24%	15.55%	to	14.62%

JAWGS
2025	1.00%	to	1.55%	59,528	13.36	to	13.24	794,019	0.37%	19.39%	to	18.73%
2024	1.00%	to	1.55%	4,078	11.19	to	11.15	45,585	0.23%	11.90%	to	11.49%	*****

LZREMI
2025	0.30%	to	0.35%	30,870	18.80	to	18.75	578,949	2.87%	41.69%	to	41.62%
2024	0.30%	to	0.35%	30,230	13.27	to	13.24	400,308	3.73%	7.36%	to	7.30%
2023	0.30%	to	0.35%	27,380	12.36	to	12.34	337,877	5.60%	22.25%	to	22.18%
2022	0.30%	to	0.35%	24,142	10.11	to	10.10	243,824	3.78%	-15.21%	to	-15.26%
2021	0.30%	to	0.35%	21,307	11.92			253,933	2.31%	5.48%	to	5.43%	*****

LZREMS
2025	0.45%	to	1.95%	211,472	17.48	to	14.42	3,259,303	2.75%	41.13%	to	39.01%
2024	0.45%	to	1.95%	285,184	12.39	to	10.37	3,137,101	3.28%	6.95%	to	5.33%
2023	0.45%	to	1.95%	293,780	11.58	to	9.85	3,051,721	4.85%	21.72%	to	19.90%
2022	0.45%	to	1.95%	391,384	9.51	to	8.22	3,374,560	3.09%	-15.50%	to	-16.77%
2021	0.45%	to	2.10%	548,611	11.26	to	9.74	5,655,278	1.94%	4.99%	to	3.25%

LPVAI
2025	0.30%	to	0.35%	24,320	18.79	to	18.74	456,273	0.59%	14.15%	to	14.09%
2024	0.30%	to	0.35%	20,112	16.46	to	16.43	330,738	0.75%	22.29%	to	22.22%
2023	0.30%	to	0.35%	22,581	13.46	to	13.44	303,755	0.86%	19.35%	to	19.29%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.30%	to	0.35%	32,172	11.28	to	11.27	362,649	1.01%	-12.71%	to	-12.75%
2021	0.30%	to	0.35%	34,128	12.92	to	12.91	440,857	0.96%	23.29%	to	23.23%	*****

LPVCA2
2025	1.00%	to	1.65%	102,138	16.80	to	15.68	1,697,830	0.00%	11.97%	to	11.24%
2024	1.00%	to	1.65%	99,964	15.00	to	14.10	1,483,436	0.10%	11.29%	to	10.56%
2023	0.85%	to	1.65%	342,941	13.65	to	12.75	4,628,911	0.06%	23.08%	to	22.09%
2022	0.85%	to	1.65%	367,862	11.09	to	10.44	4,038,607	0.00%	-27.21%	to	-27.80%
2021	0.85%	to	1.65%	369,692	15.24	to	14.46	5,584,093	0.17%	9.11%	to	8.23%

LPVCII
2025	0.30%	to	0.35%	231,931	18.15	to	18.10	4,201,504	2.50%	12.28%	to	12.22%
2024	0.30%	to	0.35%	177,421	16.17	to	16.13	2,863,712	1.30%	16.49%	to	16.43%
2023	0.30%	to	0.35%	188,155	13.88	to	13.85	2,607,836	2.58%	13.85%	to	13.80%
2022	0.30%	to	0.35%	115,691	12.19	to	12.17	1,408,692	1.64%	-8.38%	to	-8.42%
2021	0.30%	to	0.35%	74,377	13.30	to	13.29	988,906	2.24%	26.42%	to	26.35%	*****

LPVCMI
2025	0.30%	to	0.35%	28,395	9.68	to	9.66	274,314	0.36%	4.03%	to	3.98%
2024	0.35%			17,832	9.29			165,633	0.56%	9.62%
2023	0.30%	to	0.35%	27,117	8.48	to	8.47	229,858	0.21%	12.58%	to	12.52%
2022	0.35%			9,441	7.53			71,092	0.40%	-25.57%
2021	0.35%			956	10.12			9,673	0.00%	1.18%			*****

LPWHY2
2025	0.45%	to	1.95%	160,091	14.51	to	11.97	2,104,963	5.89%	9.45%	to	7.80%
2024	0.45%	to	1.95%	197,115	13.26	to	11.11	2,389,513	5.53%	6.21%	to	4.61%
2023	0.45%	to	1.95%	253,095	12.48	to	10.62	2,915,099	4.82%	9.46%	to	7.82%
2022	0.45%	to	1.95%	300,914	11.40	to	9.85	3,191,053	5.69%	-14.25%	to	-15.54%
2021	0.45%	to	2.15%	426,401	13.30	to	11.45	5,283,341	3.83%	0.59%	to	-1.13%

SBVI
2025	1.30%			48,750	30.83			1,502,907	1.13%	8.77%
2024	1.30%			51,153	28.34			1,449,893	1.13%	6.67%
2023	1.30%			62,464	26.57			1,659,842	1.30%	13.60%
2022	1.30%			65,250	23.39			1,526,261	1.32%	-7.64%
2021	1.30%			71,601	25.33			1,813,460	1.05%	24.57%

SBVSG2
2025	0.85%	to	1.65%	390,168	20.62	to	18.94	7,825,498	0.00%	8.04%	to	7.17%
2024	0.85%	to	1.65%	437,821	19.08	to	17.67	8,140,304	0.00%	3.34%	to	2.51%
2023	0.85%	to	1.65%	476,928	18.46	to	17.24	8,604,944	0.00%	7.21%	to	6.34%
2022	0.85%	to	1.65%	516,720	17.22	to	16.21	8,720,812	0.00%	-29.61%	to	-30.18%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.85%	to	1.65%	538,629	24.47	to	23.22	12,945,763	0.00%	11.36%	to	10.46%

LACDV2
2025	0.45%	to	1.95%	505,591	12.15	to	11.84	6,043,168	1.63%	14.34%	to	12.62%
2024	0.45%	to	1.95%	574,748	10.63	to	10.52	6,066,463	0.90%	6.26%	to	5.16%	*****

LACI2
2024	0.35%			27,390	10.00			273,860	0.66%	-0.01%			*****

LACIP2
2024	0.30%	to	0.35%	62,281	10.32			642,519	3.58%	3.19%	to	3.15%	*****

LACIPS
2024	0.45%	to	1.95%	1,329,845	10.30	to	10.19	13,630,834	3.27%	2.98%	to	1.92%	*****

LACIPT
2025	0.30%	to	0.35%	73,582	10.48	to	10.47	770,599	9.70%	4.76%	to	4.72%	*****

LACIST
2025	0.35%			16,467	11.18			184,119	1.05%	11.81%			*****

LACMVS
2024	0.85%	to	1.65%	322,993	10.61	to	10.55	3,418,913	1.96%	6.11%	to	5.52%	*****

LACU2
2024	0.35%	to	1.60%	266,651	11.91	to	11.81	3,159,452	0.00%	19.14%	to	18.12%	*****

LACUST
2025	0.35%			20,514	11.19			229,446	0.00%	11.85%			*****

LACV2
2025	0.45%	to	1.95%	640,402	12.28	to	11.97	7,741,396	1.58%	15.50%	to	13.76%
2024	0.45%	to	1.95%	719,800	10.63	to	10.52	7,602,930	2.14%	6.29%	to	5.20%	*****

LACVS
2025	0.85%	to	1.65%	211,229	12.16	to	12.00	2,558,579	1.37%	14.87%	to	13.94%
2024	0.85%	to	1.65%	265,707	10.59	to	10.53	2,808,074	2.12%	5.86%	to	5.28%	*****

LJPCBT
2025	0.30%	to	0.35%	1,471,032	11.03	to	11.01	16,204,351	4.00%	7.08%	to	7.03%
2024	0.30%	to	0.35%	1,219,100	10.30	to	10.29	12,545,766	4.94%	1.41%	to	1.36%
2023	0.30%	to	0.35%	831,674	10.15			8,442,164	1.67%	1.54%	to	1.50%	*****

LJPMVS
2025	0.30%	to	0.35%	293,534	13.21	to	13.20	3,875,182	1.25%	4.40%	to	4.35%
2024	0.30%	to	0.35%	244,820	12.66	to	12.65	3,096,682	1.33%	13.94%	to	13.88%
2023	0.30%	to	0.35%	199,183	11.11	to	11.10	2,211,800	2.02%	11.07%	to	11.04%	*****

LJPSCS
2025	0.30%	to	0.35%	108,961	13.84	to	13.82	1,506,014	0.70%	9.94%	to	9.88%
2024	0.30%	to	0.35%	84,976	12.58	to	12.57	1,068,720	0.86%	11.37%	to	11.32%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.30%	to	0.35%	84,273	11.30			952,034	1.11%	13.00%	to	12.96%	*****

LJPUES
2025	0.30%	to	0.35%	585,201	16.45	to	16.43	9,617,337	0.50%	14.20%	to	14.14%
2024	0.30%	to	0.35%	491,804	14.40	to	14.39	7,080,227	0.57%	23.61%	to	23.55%
2023	0.30%	to	0.35%	426,308	11.65			4,966,592	1.00%	16.53%	to	16.50%	*****

LOVSDC
2025	0.30%	to	1.65%	2,038,136	11.11	to	10.80	23,341,552	5.02%	5.58%	to	4.15%
2024	0.30%	to	1.65%	1,682,368	10.52	to	10.37	18,320,139	4.53%	4.82%	to	3.39%
2023	0.30%	to	1.65%	1,689,288	10.04	to	10.03	17,680,309	4.54%	4.74%	to	3.32%
2022	0.30%	to	1.65%	1,746,501	9.58	to	9.71	17,617,661	2.92%	-5.34%	to	-6.62%
2021	0.35%	to	1.65%	1,419,079	10.12	to	10.40	15,250,903	2.36%	0.27%	to	-1.03%

LOVTRC
2025	0.45%	to	1.95%	986,158	11.57	to	9.99	10,822,146	5.14%	6.70%	to	5.10%
2024	0.45%	to	1.95%	851,319	10.84	to	9.51	8,798,574	4.91%	2.19%	to	0.64%
2023	0.45%	to	1.95%	861,305	10.61	to	9.44	8,758,155	3.75%	5.86%	to	4.27%
2022	0.45%	to	1.95%	994,668	10.02	to	9.06	9,627,302	3.38%	-14.43%	to	-15.72%
2021	0.45%	to	1.95%	718,182	11.71	to	10.75	8,234,083	2.13%	-0.69%	to	-2.19%

M3GRES
2025	0.85%	to	1.55%	105,565	9.12	to	8.83	952,854	1.14%	2.42%	to	1.69%
2024	0.85%	to	1.40%	89,669	8.91	to	8.73	792,228	1.64%	-3.75%	to	-4.29%
2023	0.85%	to	1.55%	65,176	9.25	to	9.08	599,306	0.46%	10.26%	to	9.48%
2022	0.85%	to	1.55%	64,090	8.39	to	8.30	535,750	1.35%	-27.75%	to	-28.26%
2021	0.85%	to	1.30%	19,930	11.62	to	11.58	231,324	1.09%	16.18%	to	15.83%	*****

MEGS
2025	0.35%			31,019	13.69			424,575	0.00%	11.80%
2024	0.30%	to	0.35%	87,847	12.26	to	12.24	1,076,679	0.00%	31.07%	to	31.00%
2023	0.35%			24,704	9.35			230,872	0.00%	35.39%
2022	0.35%			13,104	6.90			90,452	0.00%	-31.87%
2021	0.35%			1,605	10.13			16,262	0.00%	1.32%			*****

MMCGSC
2025	0.85%	to	1.65%	218,354	13.13	to	12.85	2,845,520	0.00%	2.52%	to	1.69%
2024	0.85%	to	1.65%	116,930	12.81	to	12.63	1,489,937	0.00%	13.47%	to	12.55%
2023	1.00%	to	1.55%	37,881	11.27	to	11.23	426,518	0.00%	12.75%	to	12.33%	*****

MNDSC
2025	1.00%	to	1.30%	36,896	11.72	to	11.66	432,449	0.00%	11.43%	to	11.10%
2024	1.00%	to	1.30%	5,637	10.52	to	10.50	59,301	0.00%	5.20%	to	4.99%	*****

MV2CBI

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.35%			9,442	10.31			97,356	4.98%	7.19%
2024	0.35%			9,133	9.62			87,852	4.02%	2.64%
2023	0.35%			7,853	9.37			73,594	4.02%	8.73%

MV2RII
2025	0.35%			3,013	12.13			36,552	1.47%	21.62%
2024	0.35%			3,090	9.97			30,823	2.23%	2.73%
2023	0.35%			13,375	9.71			129,861	1.26%	12.62%
2022	0.35%			5,574	8.62			48,056	0.84%	-13.79%			*****

MV2RIS
2025	0.85%	to	1.65%	127,216	16.54	to	15.79	2,068,363	1.44%	20.72%	to	19.75%
2024	0.85%	to	1.65%	126,084	13.70	to	13.19	1,703,509	1.43%	1.91%	to	1.08%
2023	1.00%	to	1.65%	99,011	13.37	to	13.05	1,314,336	0.80%	11.70%	to	10.97%
2022	1.00%	to	1.65%	99,652	11.97	to	11.76	1,186,550	1.68%	-18.62%	to	-19.16%
2021	1.00%	to	1.65%	78,497	14.70	to	14.54	1,150,827	0.70%	10.15%	to	9.43%

MV3LMS
2025	1.00%	to	1.35%	13,015	11.19	to	11.08	144,565	2.96%	4.43%	to	4.06%
2024	1.00%	to	1.35%	6,844	10.71	to	10.65	73,082	2.93%	3.97%	to	3.60%
2023	1.35%			3,480	10.28			35,771	1.09%	2.78%			*****

MV3MVI
2025	0.30%	to	0.35%	26,810	17.23	to	17.19	461,037	1.06%	5.66%	to	5.61%
2024	0.30%	to	0.35%	19,803	16.31	to	16.27	322,332	1.24%	13.40%	to	13.35%
2023	0.30%	to	0.35%	18,396	14.38	to	14.36	264,172	1.88%	12.39%	to	12.33%
2022	0.30%	to	0.35%	10,447	12.79	to	12.78	133,556	1.00%	-9.06%	to	-9.10%
2021	0.30%	to	0.35%	8,851	14.07	to	14.06	124,475	0.89%	30.59%	to	30.53%	*****

MV3MVS
2025	0.85%	to	1.65%	618,819	21.62	to	19.86	12,989,931	0.84%	4.85%	to	4.01%
2024	0.85%	to	1.65%	639,235	20.62	to	19.10	12,852,216	1.08%	12.55%	to	11.63%
2023	0.85%	to	1.65%	648,561	18.32	to	17.11	11,593,231	1.54%	11.43%	to	10.54%
2022	0.85%	to	1.65%	659,309	16.44	to	15.48	10,610,577	0.81%	-9.78%	to	-10.50%
2021	0.85%	to	1.65%	643,606	18.22	to	17.29	11,516,302	0.75%	29.49%	to	28.45%

MVBRES
2025	0.85%	to	1.65%	100,895	31.51	to	28.95	3,091,136	0.74%	14.83%	to	13.91%
2024	0.85%	to	1.65%	118,045	27.44	to	25.41	3,160,843	0.78%	24.11%	to	23.10%
2023	0.85%	to	1.65%	141,730	22.11	to	20.64	3,060,940	1.11%	27.12%	to	26.09%
2022	0.85%	to	1.65%	157,834	17.39	to	16.37	2,685,079	0.83%	-16.92%	to	-17.58%
2021	0.85%	to	1.65%	183,698	20.93	to	19.86	3,774,714	0.86%	28.09%	to	27.05%

MVFIC

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.30%	to	0.35%	102,288	16.60	to	16.55	1,694,119	1.66%	12.67%	to	12.62%
2024	0.30%	to	0.35%	84,891	14.73	to	14.70	1,248,771	1.55%	11.28%	to	11.22%
2023	0.30%	to	0.35%	91,640	13.24	to	13.22	1,212,123	1.58%	7.61%	to	7.56%
2022	0.30%	to	0.35%	80,696	12.30	to	12.29	992,006	1.21%	-6.19%	to	-6.24%
2021	0.30%	to	0.35%	131,668	13.11			1,726,198	1.48%	25.08%	to	25.01%	*****

MVGTAS
2025	0.45%	to	1.95%	38,439	18.24	to	14.60	608,191	6.08%	14.69%	to	12.96%
2024	0.45%	to	1.95%	43,817	15.90	to	12.92	616,663	0.52%	4.21%	to	2.63%
2023	0.45%	to	1.95%	56,139	15.26	to	12.59	765,392	0.14%	8.86%	to	7.22%
2022	0.45%	to	1.95%	65,507	14.02	to	11.75	825,547	1.91%	-7.86%	to	-9.24%
2021	0.45%	to	2.10%	77,368	15.22	to	12.73	1,064,590	0.79%	2.12%	to	0.43%

MVIGIC
2025	0.30%	to	0.35%	196,840	12.67	to	12.65	2,491,000	1.01%	20.75%	to	20.69%
2024	0.30%	to	0.35%	119,265	10.50	to	10.48	1,250,385	0.98%	8.67%	to	8.62%
2023	0.30%	to	0.35%	78,678	9.66	to	9.65	759,362	1.45%	14.38%	to	14.32%
2022	0.35%			29,404	8.44			248,163	0.74%	-15.25%
2021	0.35%			7,017	9.96			69,880	0.00%	-0.41%			*****

MVIGSC
2025	0.85%	to	1.65%	503,616	16.61	to	15.73	8,200,245	0.75%	19.78%	to	18.82%
2024	0.85%	to	1.65%	419,748	13.86	to	13.24	5,727,000	0.85%	7.83%	to	6.96%
2023	0.85%	to	1.65%	341,570	12.86	to	12.38	4,334,076	0.93%	13.42%	to	12.51%
2022	0.85%	to	1.65%	264,131	11.34	to	11.00	2,965,793	0.39%	-15.90%	to	-16.58%
2021	0.85%	to	1.65%	224,615	13.48	to	13.19	3,007,949	0.42%	8.07%	to	7.19%

MVITSI
2025	0.35%			2,268	17.70			40,132	1.58%	13.17%
2024	0.35%			2,464	15.64			38,540	0.70%	19.10%
2023	0.35%			2,657	13.13			34,888	0.56%	18.56%
2022	0.35%			5,203	11.07			57,620	0.61%	-16.78%
2021	0.35%			7,343	13.31			97,717	0.56%	26.37%			*****

MVIVSC
2025	0.85%	to	1.65%	1,474,612	22.64	to	20.80	32,860,027	1.30%	31.83%	to	30.77%
2024	0.85%	to	1.65%	1,755,014	17.17	to	15.90	29,686,126	1.14%	6.05%	to	5.19%
2023	0.85%	to	1.65%	1,979,110	16.19	to	15.12	31,586,998	0.48%	16.37%	to	15.44%
2022	0.85%	to	1.65%	2,064,631	13.91	to	13.10	28,350,150	0.50%	-24.40%	to	-25.01%
2021	0.85%	to	1.65%	2,091,188	18.40	to	17.46	38,060,608	0.14%	9.34%	to	8.46%

MVUSC
2025	0.85%	to	1.65%	302,012	18.70	to	17.18	5,479,810	2.73%	13.78%	to	12.87%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.85%	to	1.65%	303,533	16.43	to	15.22	4,855,244	2.01%	10.39%	to	9.50%
2023	0.85%	to	1.65%	362,522	14.88	to	13.90	5,266,164	3.03%	-3.16%	to	-3.94%
2022	0.85%	to	1.65%	477,776	15.37	to	14.47	7,176,745	2.30%	-0.37%	to	-1.18%
2021	0.85%	to	1.65%	309,520	15.43	to	14.64	4,687,784	1.54%	12.86%	to	11.95%

MGRFV
2025	0.65%	to	1.95%	132,581	14.34	to	12.22	1,767,911	4.15%	7.93%	to	6.51%
2024	0.65%	to	1.95%	152,172	13.28	to	11.47	1,899,392	1.34%	2.76%	to	1.41%
2023	0.65%	to	1.95%	221,478	12.93	to	11.31	2,701,703	1.35%	3.67%	to	2.31%
2022	0.65%	to	1.95%	392,736	12.47	to	11.06	4,621,799	1.67%	0.23%	to	-1.08%
2021	0.65%	to	2.15%	329,977	12.44	to	10.99	3,925,380	0.00%	0.43%	to	-1.09%

MSEMB
2025	0.45%	to	1.95%	332,246	16.48	to	13.19	4,947,407	14.28%	14.72%	to	12.99%
2024	0.45%	to	1.95%	417,485	14.37	to	11.67	5,450,216	10.25%	10.78%	to	9.10%
2023	0.45%	to	1.95%	533,318	12.97	to	10.70	6,320,433	8.79%	11.19%	to	9.52%
2022	0.45%	to	1.95%	648,512	11.66	to	9.77	6,953,292	7.49%	-19.17%	to	-20.39%
2021	0.65%	to	2.15%	702,004	14.12	to	12.01	9,355,530	5.15%	-2.60%	to	-4.07%

MSVEG2
2024	0.85%	to	1.65%	1,535,643	19.08	to	18.23	28,772,462	0.00%	44.95%	to	43.78%
2023	0.85%	to	1.65%	1,527,626	13.17	to	12.68	19,812,772	0.00%	47.06%	to	45.88%
2022	0.85%	to	1.65%	1,590,273	8.95	to	8.69	14,076,354	0.00%	-60.50%	to	-60.82%
2021	0.85%	to	1.65%	1,402,351	22.67	to	22.18	31,547,861	0.00%	-1.00%	to	-1.80%

MSVEM
2025	0.30%	to	0.35%	58,816	11.64	to	11.61	683,416	0.39%	32.56%	to	32.50%
2024	0.30%	to	0.35%	60,850	8.78	to	8.77	533,515	1.39%	7.49%	to	7.44%
2023	0.30%	to	0.35%	45,925	8.17	to	8.16	374,770	1.64%	11.64%	to	11.58%
2022	0.30%	to	0.35%	25,011	7.32	to	7.31	182,925	0.43%	-25.31%	to	-25.34%
2021	0.35%			3,459	9.79			33,878	0.00%	-2.06%			*****

MSVGT2
2025	0.65%	to	1.85%	63,879	19.64	to	16.44	1,152,574	0.00%	16.59%	to	15.19%
2024	0.65%	to	1.85%	66,467	16.85	to	14.27	1,030,041	0.00%	6.72%	to	5.42%
2023	0.65%	to	1.85%	67,097	15.79	to	13.54	978,147	1.52%	13.21%	to	11.84%
2022	0.65%	to	2.10%	77,358	13.95	to	11.75	992,490	0.00%	-17.60%	to	-18.81%
2021	0.65%	to	2.10%	87,857	16.93	to	14.47	1,375,339	1.79%	7.52%	to	5.95%

DTRTFB
2025	0.85%	to	1.90%	386,011	10.66	to	9.82	4,036,974	3.83%	6.40%	to	5.27%
2024	0.85%	to	1.65%	348,213	10.02	to	9.49	3,431,322	9.59%	2.30%	to	1.47%
2023	0.45%	to	1.65%	347,581	10.02	to	9.36	3,358,877	3.16%	5.19%	to	3.92%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.45%	to	1.65%	369,281	9.53	to	9.00	3,415,895	3.02%	-13.60%	to	-14.64%
2021	0.45%	to	1.65%	307,057	11.03	to	10.55	3,308,342	1.90%	-0.89%	to	-2.09%

EIF2
2025	0.85%	to	1.65%	587,824	24.14	to	22.18	13,799,317	1.37%	20.07%	to	19.11%
2024	0.85%	to	1.65%	629,675	20.10	to	18.62	12,332,316	1.52%	8.63%	to	7.75%
2023	0.85%	to	1.65%	625,100	18.51	to	17.28	11,280,271	1.65%	10.82%	to	9.93%
2022	0.85%	to	1.65%	725,797	16.70	to	15.72	11,855,862	1.29%	-5.10%	to	-5.87%
2021	0.85%	to	1.65%	621,809	17.60	to	16.70	10,750,872	1.16%	18.98%	to	18.02%

GBF
2025	0.45%	to	1.95%	226,593	10.92	to	9.14	2,208,012	3.55%	6.52%	to	4.92%
2024	0.45%	to	1.95%	371,011	10.25	to	8.71	3,423,476	4.26%	0.57%	to	-0.95%
2023	0.45%	to	1.95%	273,548	10.19	to	8.80	2,554,819	2.50%	4.23%	to	2.66%
2022	0.45%	to	2.10%	304,362	9.78	to	8.46	2,743,767	1.89%	-12.94%	to	-14.39%
2021	0.45%	to	2.10%	365,577	11.23	to	9.88	3,818,658	1.32%	-2.52%	to	-4.14%

GBF2
2025	0.85%	to	1.65%	605,920	10.05	to	9.24	5,936,415	4.04%	5.89%	to	5.04%
2024	0.85%	to	1.65%	592,585	9.49	to	8.79	5,498,484	3.32%	-0.05%	to	-0.86%
2023	0.85%	to	1.65%	594,335	9.50	to	8.87	5,521,538	2.39%	3.55%	to	2.72%
2022	0.85%	to	1.65%	638,849	9.17	to	8.64	5,737,488	1.37%	-13.48%	to	-14.17%
2021	0.85%	to	1.65%	784,258	10.60	to	10.06	8,158,593	1.75%	-3.19%	to	-3.97%

GEM
2025	0.45%	to	1.95%	1,333,927	14.32	to	11.99	17,584,277	0.51%	35.54%	to	33.50%
2024	0.65%	to	1.95%	100,976	10.34	to	8.98	960,384	1.31%	5.59%	to	4.20%
2023	0.65%	to	1.95%	119,738	9.79	to	8.62	1,087,198	1.69%	3.49%	to	2.14%
2022	0.65%	to	1.95%	124,910	9.46	to	8.44	1,102,089	0.91%	-25.23%	to	-26.21%
2021	0.65%	to	1.95%	168,043	12.66	to	11.44	1,993,852	0.91%	-7.88%	to	-9.08%

GEM2
2025	0.85%	to	1.65%	405,037	14.05	to	12.91	5,573,899	0.17%	34.62%	to	33.54%
2024	0.85%	to	1.65%	729,659	10.43	to	9.66	7,467,242	1.27%	5.09%	to	4.24%
2023	0.85%	to	1.65%	821,464	9.93	to	9.27	7,998,484	1.46%	2.98%	to	2.15%
2022	0.85%	to	1.65%	885,086	9.64	to	9.08	8,386,641	0.65%	-25.55%	to	-26.15%
2021	0.85%	to	1.65%	871,905	12.95	to	12.29	11,122,871	0.75%	-8.30%	to	-9.04%

GVAAA2
2025	0.45%	to	1.95%	3,815,943	32.58	to	26.08	111,975,308	0.00%	14.89%	to	13.16%
2024	0.45%	to	1.95%	3,921,273	28.36	to	23.05	100,687,528	0.00%	15.47%	to	13.72%
2023	0.45%	to	1.95%	4,199,753	24.56	to	20.27	93,840,599	0.00%	13.33%	to	11.63%
2022	0.45%	to	2.20%	4,521,523	21.67	to	17.62	89,667,314	0.00%	-14.13%	to	-15.64%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.45%	to	2.45%	4,722,900	25.24	to	20.33	109,385,846	1.14%	14.19%	to	11.90%

GVABD2
2025	0.85%	to	1.65%	1,523,570	11.17	to	10.26	16,602,455	0.00%	5.82%	to	4.97%
2024	0.85%	to	1.65%	1,407,618	10.55	to	9.77	14,532,713	0.00%	-0.04%	to	-0.85%
2023	0.85%	to	1.65%	1,409,877	10.56	to	9.86	14,577,477	0.00%	3.62%	to	2.78%
2022	0.85%	to	1.65%	1,407,223	10.19	to	9.59	14,076,522	0.00%	-13.54%	to	-14.24%
2021	0.85%	to	1.65%	1,430,109	11.78	to	11.18	16,596,281	2.05%	-1.56%	to	-2.35%

GVAGG2
2025	0.85%	to	1.65%	1,531,940	27.06	to	24.86	40,533,377	0.00%	20.18%	to	19.21%
2024	0.85%	to	1.65%	1,541,395	22.52	to	20.86	33,991,544	0.00%	12.26%	to	11.35%
2023	0.85%	to	1.65%	1,559,413	20.06	to	18.73	30,698,985	0.00%	21.11%	to	20.13%
2022	0.85%	to	1.65%	1,744,422	16.56	to	15.59	28,419,291	0.00%	-25.69%	to	-26.29%
2021	0.85%	to	1.65%	1,918,154	22.29	to	21.15	42,209,063	0.00%	15.02%	to	14.09%

GVAGI2
2025	0.85%	to	1.65%	2,283,199	31.53	to	28.97	69,801,246	0.00%	16.64%	to	15.70%
2024	0.85%	to	1.65%	2,299,559	27.03	to	25.04	60,464,988	0.00%	22.70%	to	21.70%
2023	0.85%	to	1.65%	2,431,765	22.03	to	20.57	52,235,622	0.00%	24.62%	to	23.62%
2022	0.85%	to	1.65%	2,524,942	17.68	to	16.64	43,627,492	0.00%	-17.52%	to	-18.19%
2021	0.85%	to	1.65%	2,515,961	21.44	to	20.34	52,891,661	1.11%	22.60%	to	21.61%

GVAGR2
2025	0.85%	to	1.65%	2,559,060	45.65	to	41.94	113,908,392	0.00%	18.76%	to	17.80%
2024	0.85%	to	1.65%	2,419,421	38.44	to	35.60	90,811,500	0.00%	30.03%	to	28.98%
2023	0.85%	to	1.65%	2,605,605	29.56	to	27.60	75,270,003	0.00%	36.78%	to	35.69%
2022	0.85%	to	1.65%	2,788,103	21.61	to	20.34	59,000,454	0.00%	-30.81%	to	-31.37%
2021	0.85%	to	1.65%	2,768,517	31.23	to	29.64	85,033,483	0.00%	20.50%	to	19.53%

GVDMA
2025	0.45%	to	1.95%	944,226	22.41	to	18.77	19,279,901	0.00%	16.85%	to	15.09%
2024	0.45%	to	1.95%	1,139,428	19.18	to	16.31	20,119,879	0.00%	10.71%	to	9.03%
2023	0.45%	to	1.95%	1,358,511	17.33	to	14.96	21,837,415	0.00%	17.40%	to	15.64%
2022	0.45%	to	1.95%	1,593,337	14.76	to	12.94	21,979,506	0.00%	-18.65%	to	-19.87%
2021	0.45%	to	1.95%	1,859,950	18.14	to	16.14	31,794,003	0.16%	13.12%	to	11.41%

GVDMC
2025	0.45%	to	1.95%	862,368	16.17	to	13.54	12,731,836	0.00%	11.18%	to	9.50%
2024	0.45%	to	1.95%	982,816	14.54	to	12.37	13,196,372	0.00%	5.61%	to	4.01%
2023	0.45%	to	1.95%	1,159,044	13.77	to	11.89	14,819,339	0.00%	10.75%	to	9.08%
2022	0.45%	to	2.20%	1,688,448	12.44	to	10.66	19,615,972	0.00%	-14.77%	to	-16.27%
2021	0.45%	to	2.20%	2,193,690	14.59	to	12.73	30,116,415	0.21%	6.23%	to	4.36%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

GVEX1
2025	0.45%	to	1.95%	13,163,671	37.90	to	32.01	463,547,748	0.93%	17.07%	to	15.31%
2024	0.45%	to	1.95%	13,998,858	32.38	to	27.76	423,230,991	1.00%	24.20%	to	22.32%
2023	0.45%	to	1.95%	14,334,432	26.07	to	22.69	350,495,297	1.30%	25.39%	to	23.51%
2022	0.45%	to	2.10%	15,622,670	20.79	to	18.15	306,566,271	1.20%	-18.68%	to	-20.03%
2021	0.45%	to	2.35%	16,369,397	25.56	to	22.28	397,306,266	2.23%	27.79%	to	25.35%

GVIDA
2025	0.85%	to	1.95%	339,445	23.20	to	20.36	7,424,725	0.00%	18.24%	to	16.93%
2024	1.00%	to	1.95%	342,118	19.30	to	17.41	6,349,918	0.00%	11.50%	to	10.43%
2023	1.00%	to	1.95%	358,312	17.31	to	15.77	5,989,167	0.00%	18.19%	to	17.06%
2022	0.85%	to	1.95%	413,127	14.84	to	13.47	5,869,367	0.00%	-19.58%	to	-20.47%
2021	0.65%	to	2.10%	516,117	18.74	to	16.74	9,120,004	0.14%	14.75%	to	13.08%

GVIDC
2025	0.85%	to	1.95%	858,817	12.97	to	11.38	10,683,893	0.00%	7.97%	to	6.77%
2024	0.85%	to	1.95%	981,567	12.01	to	10.66	11,344,226	0.00%	2.93%	to	1.79%
2023	0.85%	to	1.95%	1,220,415	11.67	to	10.47	13,708,333	0.00%	7.11%	to	5.93%
2022	0.85%	to	1.95%	1,596,175	10.89	to	9.89	16,832,762	0.00%	-12.94%	to	-13.90%
2021	0.85%	to	1.95%	1,825,934	12.51	to	11.48	22,173,061	0.23%	1.88%	to	0.75%

GVIDM
2025	0.45%	to	2.00%	2,910,961	19.23	to	16.01	51,232,872	0.00%	13.91%	to	12.13%
2024	0.45%	to	2.00%	3,275,571	16.88	to	14.28	50,944,139	0.00%	8.52%	to	6.83%
2023	0.45%	to	2.00%	3,998,478	15.56	to	13.36	57,714,186	0.00%	14.21%	to	12.43%
2022	0.45%	to	2.00%	4,779,825	13.62	to	11.89	60,901,553	0.00%	-16.93%	to	-18.22%
2021	0.45%	to	2.30%	5,288,199	16.40	to	14.20	81,730,606	0.19%	9.82%	to	7.78%

HIBF
2025	0.85%	to	1.65%	418,224	14.79	to	13.45	5,995,567	5.71%	4.76%	to	3.91%
2024	0.85%	to	1.65%	443,814	14.11	to	12.94	6,085,628	5.45%	5.37%	to	4.51%
2023	0.85%	to	1.65%	471,292	13.39	to	12.38	6,140,118	6.02%	12.17%	to	11.27%
2022	0.85%	to	1.90%	490,089	11.94	to	10.89	5,712,009	5.57%	-12.68%	to	-13.60%
2021	0.85%	to	1.90%	484,760	13.68	to	12.60	6,481,160	3.69%	4.07%	to	2.97%

IDPG2
2025	1.00%	to	1.65%	243,943	16.70	to	15.42	3,969,283	0.00%	9.59%	to	8.87%
2024	1.00%	to	1.65%	200,120	15.24	to	14.17	2,981,925	0.00%	8.02%	to	7.31%
2023	1.00%	to	1.65%	182,873	14.11	to	13.20	2,522,272	0.00%	11.83%	to	11.10%
2022	1.00%	to	1.65%	230,698	12.62	to	11.88	2,852,653	0.00%	-16.01%	to	-16.56%
2021	1.00%	to	1.65%	198,614	15.02	to	14.24	2,920,986	0.17%	10.89%	to	10.16%

IDPGI2

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.85%	to	1.95%	302,850	15.05	to	13.15	4,404,188	0.00%	8.49%	to	7.29%
2024	0.85%	to	1.95%	255,803	13.87	to	12.25	3,425,700	0.00%	6.68%	to	5.49%
2023	0.85%	to	1.95%	239,601	13.01	to	11.62	3,019,017	0.00%	11.18%	to	9.95%
2022	1.00%	to	1.95%	248,915	11.54	to	10.56	2,815,126	0.00%	-15.02%	to	-15.84%
2021	0.85%	to	1.95%	279,905	13.74	to	12.55	3,752,890	0.19%	6.66%	to	5.48%

MCIF
2025	0.45%	to	1.95%	3,107,307	25.03	to	21.14	72,216,678	1.29%	6.57%	to	4.96%
2024	0.45%	to	1.95%	3,401,608	23.49	to	20.14	74,643,342	1.08%	12.98%	to	11.27%
2023	0.45%	to	1.95%	3,492,710	20.79	to	18.10	68,252,514	1.19%	15.54%	to	13.80%
2022	0.45%	to	2.10%	3,923,551	17.99	to	15.71	66,801,878	1.17%	-13.79%	to	-15.21%
2021	0.45%	to	2.10%	4,270,226	20.87	to	18.52	84,858,338	1.25%	23.70%	to	21.65%

MSBF
2025	0.45%	to	1.95%	3,570,965	15.65	to	12.91	50,892,061	8.93%	7.08%	to	5.46%
2024	0.45%	to	1.95%	842,671	14.62	to	12.24	11,162,966	6.12%	9.84%	to	8.18%
2023	0.45%	to	1.95%	972,306	13.31	to	11.32	11,817,083	6.23%	8.21%	to	6.59%
2022	0.45%	to	2.10%	861,893	12.30	to	10.46	9,731,018	3.61%	-2.73%	to	-4.34%
2021	0.45%	to	2.10%	902,600	12.64	to	10.94	10,570,718	5.62%	4.76%	to	3.03%

NAMAA2
2025	0.85%	to	1.65%	517,675	20.04	to	18.41	10,064,020	0.00%	10.33%	to	9.44%
2024	0.85%	to	1.65%	502,670	18.16	to	16.82	8,893,561	0.00%	15.13%	to	14.20%
2023	1.00%	to	1.65%	505,389	15.57	to	14.73	7,766,964	0.00%	16.05%	to	15.29%
2022	1.00%	to	1.65%	507,535	13.42	to	12.78	6,728,066	0.00%	-15.15%	to	-15.71%
2021	0.85%	to	1.65%	487,787	15.97	to	15.16	7,632,868	0.00%	11.75%	to	10.85%

NAMGI2
2025	0.85%	to	1.65%	256,254	25.96	to	23.85	6,503,128	0.00%	9.72%	to	8.84%
2024	0.85%	to	1.65%	269,604	23.66	to	21.91	6,256,076	0.00%	20.30%	to	19.32%
2023	0.85%	to	1.65%	272,415	19.67	to	18.37	5,251,937	0.00%	23.26%	to	22.27%
2022	0.85%	to	1.65%	326,638	15.96	to	15.02	5,122,582	0.00%	-16.13%	to	-16.80%
2021	0.85%	to	1.65%	318,507	19.03	to	18.06	5,977,463	0.21%	21.41%	to	20.44%

NCPG2
2025	1.00%	to	1.90%	57,378	17.08	to	15.29	943,191	0.00%	8.92%	to	7.93%
2024	1.00%	to	1.90%	58,958	15.68	to	14.17	882,708	0.00%	9.97%	to	8.96%
2023	1.00%	to	1.90%	67,469	14.26	to	13.00	918,606	0.00%	11.30%	to	10.29%
2022	1.00%	to	1.90%	78,054	12.81	to	11.79	959,370	0.00%	-16.08%	to	-16.84%
2021	1.00%	to	1.90%	83,254	15.27	to	14.18	1,225,100	0.15%	14.26%	to	13.22%

NCPGI2
2025	1.00%	to	1.95%	105,050	15.22	to	13.54	1,541,219	0.00%	8.07%	to	7.04%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	1.00%	to	1.95%	110,257	14.08	to	12.65	1,498,563	0.00%	7.62%	to	6.58%
2023	1.00%	to	1.95%	113,710	13.09	to	11.87	1,440,783	0.00%	11.37%	to	10.30%
2022	1.00%	to	1.95%	128,411	11.75	to	10.76	1,472,275	0.00%	-14.68%	to	-15.50%
2021	0.85%	to	1.95%	121,577	13.95	to	12.74	1,642,789	0.16%	9.14%	to	7.93%

NDES2
2025	1.00%	to	1.65%	15,624	14.55	to	14.49	227,180	0.00%	45.50%	to	44.86%	*****

NDESY
2025	0.30%	to	0.35%	358,081	23.81	to	23.76	8,516,606	0.23%	32.70%	to	32.63%
2024	0.30%	to	0.35%	302,534	17.94	to	17.92	5,423,668	0.06%	37.07%	to	37.00%
2023	0.30%	to	0.35%	102,816	13.09	to	13.08	1,344,821	0.02%	68.84%	to	68.76%
2022	0.35%			47,626	7.75			369,086	0.00%	-22.50%			*****

NFDIW2
2025	0.45%	to	1.95%	1,336,710	12.65	to	12.52	16,826,918	0.28%	26.46%	to	25.18%	*****

NIFY
2025	0.30%	to	0.35%	302,305	16.30	to	16.27	4,922,567	0.23%	14.12%	to	14.07%
2024	0.30%	to	0.35%	236,898	14.29	to	14.27	3,380,052	0.27%	22.68%	to	22.62%
2023	0.35%			153,673	11.64			1,788,054	0.51%	33.71%
2022	0.35%			63,297	8.70			550,832	0.33%	-12.98%			*****

NJMIM2
2025	0.45%	to	1.95%	1,366,520	10.27	to	10.17	13,975,573	1.04%	2.73%	to	1.69%	*****

NLCGY
2025	0.30%	to	0.35%	1,360,060	18.79	to	18.76	25,526,431	0.26%	14.07%	to	14.01%
2024	0.30%	to	0.35%	813,779	16.47	to	16.45	13,391,793	0.21%	32.49%	to	32.42%
2023	0.30%	to	0.35%	449,049	12.43	to	12.42	5,579,582	0.29%	34.75%	to	34.68%
2022	0.30%	to	0.35%	160,683	9.23	to	9.22	1,482,230	0.73%	-7.73%	to	-7.76%	*****

NNASD2
2025	0.85%	to	1.65%	2,695,197	12.52	to	12.45	33,675,101	0.23%	25.20%	to	24.53%	*****

NUSTLY
2025	0.30%	to	0.35%	905,540	19.98	to	19.94	18,073,740	0.00%	18.79%	to	18.73%
2024	0.30%	to	0.35%	706,840	16.82	to	16.80	11,879,740	0.00%	28.13%	to	28.07%
2023	0.30%	to	0.35%	296,813	13.13	to	13.12	3,893,914	0.00%	64.38%	to	64.30%
2022	0.30%	to	0.35%	85,781	7.99	to	7.98	684,882	0.00%	-20.14%	to	-20.17%	*****

NVAMV2
2025	0.85%	to	1.65%	46,804	26.17	to	24.04	1,181,557	0.71%	17.43%	to	16.48%
2024	0.85%	to	1.65%	63,566	22.29	to	20.64	1,373,162	1.40%	14.14%	to	13.21%
2023	0.85%	to	1.65%	89,608	19.52	to	18.23	1,698,696	1.29%	7.73%	to	6.87%
2022	0.85%	to	1.65%	131,940	18.12	to	17.06	2,328,188	0.99%	-2.13%	to	-2.92%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.85%	to	1.65%	146,630	18.52	to	17.57	2,663,654	0.94%	33.18%	to	32.11%

NVAMVZ
2025	0.45%	to	1.95%	846,283	22.78	to	21.02	18,506,552	1.25%	18.01%	to	16.24%
2024	0.45%	to	1.95%	629,996	19.30	to	18.08	11,767,508	1.67%	14.61%	to	12.87%
2023	0.45%	to	1.95%	686,444	16.84	to	16.02	11,262,318	1.60%	8.30%	to	6.67%
2022	0.45%	to	1.95%	780,302	15.55	to	15.02	11,899,236	0.83%	-1.75%	to	-3.22%
2021	0.45%	to	2.10%	826,362	15.83	to	15.49	12,929,118	1.18%	33.75%	to	31.53%

NVBX
2025	0.45%	to	1.95%	4,851,822	11.31	to	9.55	51,170,565	6.75%	6.32%	to	4.72%
2024	0.45%	to	1.95%	4,475,787	10.63	to	9.12	44,575,747	3.02%	0.62%	to	-0.90%
2023	0.45%	to	1.95%	4,175,443	10.57	to	9.20	41,570,477	2.69%	4.72%	to	3.15%
2022	0.45%	to	1.95%	4,229,300	10.09	to	8.92	40,439,391	2.26%	-13.78%	to	-15.07%
2021	0.45%	to	2.35%	4,430,368	11.70	to	10.20	49,392,621	2.05%	-2.52%	to	-4.38%

NVCBD2
2025	1.00%	to	1.65%	211,477	10.69	to	9.98	2,226,772	1.84%	5.50%	to	4.80%
2024	0.85%	to	1.65%	486,105	10.28	to	9.52	4,850,364	3.09%	0.25%	to	-0.56%
2023	1.00%	to	1.65%	482,037	10.12	to	9.57	4,817,214	2.62%	4.01%	to	3.32%
2022	0.85%	to	1.65%	591,200	9.84	to	9.27	5,691,657	1.96%	-15.70%	to	-16.38%
2021	0.85%	to	1.65%	660,058	11.68	to	11.08	7,569,033	1.96%	-2.09%	to	-2.88%

NVCBDP
2025	0.45%	to	1.95%	2,297,609	10.36	to	10.23	23,658,456	3.36%	3.58%	to	2.27%	*****

NVCBDY
2025	0.35%			11,367	10.39			118,078	3.66%	3.88%			*****

NVCCA2
2025	0.45%	to	2.00%	443,479	30.96	to	24.21	11,929,105	0.00%	14.43%	to	12.65%
2024	0.45%	to	2.00%	433,028	27.05	to	21.49	10,192,426	0.00%	12.02%	to	10.27%
2023	0.45%	to	2.00%	493,043	24.15	to	19.49	10,448,578	0.00%	15.76%	to	13.96%
2022	0.45%	to	2.00%	573,505	20.86	to	17.10	10,624,024	0.00%	-15.43%	to	-16.75%
2021	0.45%	to	2.00%	629,936	24.67	to	20.54	13,925,407	0.17%	15.24%	to	13.44%

NVCCN2
2025	0.85%	to	1.95%	609,713	15.69	to	13.17	8,926,908	0.00%	7.78%	to	6.58%
2024	0.85%	to	1.95%	697,636	14.55	to	12.36	9,468,182	0.00%	4.20%	to	3.04%
2023	0.85%	to	1.95%	800,252	13.97	to	11.99	10,443,187	0.00%	7.90%	to	6.71%
2022	0.85%	to	1.95%	887,191	12.94	to	11.24	10,771,960	0.00%	-12.82%	to	-13.78%
2021	0.85%	to	2.30%	1,126,605	14.85	to	12.50	15,396,008	0.11%	3.49%	to	1.98%

NVCMA2
2025	1.00%	to	1.95%	237,787	31.67	to	27.24	7,130,891	0.00%	15.26%	to	14.16%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.85%	to	1.95%	304,072	28.10	to	23.86	7,979,075	0.00%	12.74%	to	11.48%
2023	0.85%	to	1.95%	297,094	24.92	to	21.40	6,938,575	0.00%	16.91%	to	15.61%
2022	0.45%	to	1.95%	351,847	22.43	to	18.51	7,073,132	0.00%	-15.51%	to	-16.78%
2021	0.45%	to	1.95%	357,334	26.55	to	22.24	8,564,318	0.16%	17.53%	to	15.76%

NVCMC2
2025	0.45%	to	2.30%	309,910	21.57	to	16.08	5,707,368	0.00%	10.60%	to	8.54%
2024	1.00%	to	2.30%	450,249	17.98	to	14.81	7,519,985	0.00%	6.74%	to	5.33%
2023	0.95%	to	2.30%	504,464	18.95	to	14.06	7,952,522	0.00%	10.14%	to	9.14%
2022	0.95%	to	2.30%	560,282	17.20	to	12.88	8,030,092	0.00%	-14.32%	to	-15.07%
2021	0.95%	to	2.30%	548,260	20.08	to	15.17	9,166,809	0.14%	7.57%	to	6.52%

NVCMD2
2025	0.45%	to	2.00%	504,272	27.58	to	21.57	12,055,798	0.00%	13.01%	to	11.25%
2024	0.45%	to	2.00%	572,328	24.41	to	19.39	12,201,751	0.00%	10.45%	to	8.73%
2023	0.45%	to	2.00%	792,268	22.10	to	17.83	15,332,960	0.00%	14.40%	to	12.63%
2022	0.45%	to	2.00%	961,051	19.32	to	15.84	16,402,354	0.00%	-14.51%	to	-15.84%
2021	0.45%	to	2.20%	1,061,546	22.60	to	18.37	21,364,299	0.15%	12.95%	to	10.97%

NVCRA2
2025	0.45%	to	1.95%	225,298	39.25	to	30.94	7,890,231	0.00%	17.92%	to	16.14%
2024	0.45%	to	1.95%	223,027	33.29	to	26.64	6,597,344	0.00%	14.85%	to	13.11%
2023	0.45%	to	1.95%	207,820	28.98	to	23.55	5,360,712	0.00%	19.00%	to	17.21%
2022	0.45%	to	1.95%	240,727	24.36	to	20.10	5,281,288	0.00%	-15.60%	to	-16.87%
2021	0.45%	to	1.95%	258,061	28.86	to	24.17	6,749,134	0.13%	19.56%	to	17.76%

NVCRB2
2025	0.45%	to	2.30%	434,536	24.18	to	18.02	9,305,417	0.00%	11.97%	to	9.89%
2024	0.45%	to	2.30%	491,401	21.59	to	16.40	9,476,588	0.00%	8.76%	to	6.73%
2023	0.45%	to	2.30%	630,032	19.85	to	15.37	11,052,036	0.00%	12.81%	to	10.72%
2022	0.45%	to	2.30%	626,578	17.60	to	13.88	9,887,623	0.00%	-14.09%	to	-15.68%
2021	0.45%	to	2.30%	718,252	20.49	to	16.46	13,247,924	0.16%	10.50%	to	8.44%

NVDBL2
2025	1.00%	to	2.30%	457,195	16.50	to	14.14	7,316,856	0.00%	11.84%	to	10.37%
2024	1.00%	to	2.30%	602,056	14.76	to	12.81	8,615,431	0.00%	6.71%	to	5.30%
2023	1.00%	to	2.30%	718,590	13.83	to	12.17	9,675,422	0.00%	11.91%	to	10.45%
2022	0.45%	to	2.30%	882,984	12.97	to	11.02	10,651,261	0.00%	-15.37%	to	-16.94%
2021	0.45%	to	2.10%	881,154	15.32	to	13.47	12,639,494	0.21%	7.76%	to	5.97%

NVDCA2
2025	0.45%	to	2.30%	720,925	20.96	to	16.83	13,899,062	0.00%	15.18%	to	13.04%
2024	0.45%	to	2.30%	842,829	18.19	to	14.89	14,135,000	0.00%	9.97%	to	7.92%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.45%	to	2.30%	931,553	16.55	to	13.80	14,317,533	0.00%	15.85%	to	13.71%
2022	0.45%	to	2.30%	1,064,670	14.28	to	12.13	14,266,256	0.00%	-17.94%	to	-19.46%
2021	0.45%	to	2.30%	1,058,937	17.40	to	15.07	17,354,026	0.17%	11.66%	to	9.58%

NVFIII
2025	0.85%	to	1.65%	756,039	10.19	to	9.66	7,530,397	3.21%	5.42%	to	4.57%
2024	0.85%	to	1.95%	836,099	9.67	to	9.07	7,932,715	3.01%	-0.05%	to	-1.17%
2023	0.85%	to	1.65%	756,084	9.67	to	9.31	7,204,324	2.55%	4.33%	to	3.49%
2022	0.85%	to	1.65%	665,226	9.27	to	9.00	6,087,243	1.82%	-14.47%	to	-15.16%
2021	0.85%	to	1.65%	634,749	10.84	to	10.61	6,815,612	1.16%	-2.86%	to	-3.64%

NVGEII
2025	0.85%	to	1.90%	259,229	19.90	to	18.54	5,051,186	1.57%	17.00%	to	15.76%
2024	0.45%	to	1.90%	136,035	17.40	to	16.01	2,271,095	1.42%	15.04%	to	13.36%
2023	1.00%	to	1.90%	96,699	14.74	to	14.13	1,415,213	1.48%	19.28%	to	18.20%
2022	1.00%	to	1.90%	91,131	12.36	to	11.95	1,120,048	1.72%	-17.21%	to	-17.97%
2021	0.85%	to	1.65%	70,589	14.99	to	14.67	1,047,496	1.64%	20.83%	to	19.86%

NVIE6
2025	0.45%	to	1.95%	692,693	10.49	to	10.46	14,035,454	0.87%	4.88%	to	4.58%
2024	0.85%	to	1.55%	245,096	15.36	to	14.37	3,686,095	2.37%	10.06%	to	9.28%
2023	0.85%	to	1.35%	196,566	13.96	to	13.37	2,687,668	2.58%	20.44%	to	19.83%
2022	0.85%	to	1.35%	198,918	11.59	to	11.16	2,265,446	3.30%	-15.10%	to	-15.53%
2021	0.85%	to	1.35%	266,869	13.65	to	13.21	3,586,007	2.23%	11.44%	to	10.88%

NVIX
2025	0.45%	to	1.95%	3,327,269	19.65	to	16.59	61,165,304	4.10%	30.05%	to	28.09%
2024	0.45%	to	1.95%	3,445,975	15.11	to	12.96	48,953,220	3.60%	2.64%	to	1.09%
2023	0.45%	to	1.95%	3,415,010	14.72	to	12.82	47,422,732	2.36%	17.05%	to	15.29%
2022	0.45%	to	2.10%	4,049,635	12.58	to	10.98	48,326,128	3.90%	-14.68%	to	-16.09%
2021	0.45%	to	2.10%	4,022,365	14.74	to	13.08	56,620,590	3.06%	10.34%	to	8.52%

NVMGA2
2025	0.85%	to	1.65%	240,357	15.38	to	14.13	3,607,762	0.00%	13.86%	to	12.95%
2024	0.85%	to	1.65%	247,408	13.51	to	12.51	3,270,302	0.00%	6.44%	to	5.58%
2023	0.85%	to	1.90%	258,453	12.69	to	12.47	3,210,635	0.00%	10.86%	to	9.69%
2022	0.85%	to	1.90%	232,679	11.45	to	11.37	2,611,205	0.00%	-15.56%	to	-16.45%
2021	0.85%	to	1.90%	226,421	13.56	to	13.61	3,019,154	3.71%	3.54%	to	2.44%

NVMIVZ
2025	0.45%	to	1.95%	386,309	19.31	to	17.84	7,179,521	2.45%	34.34%	to	32.32%
2024	0.45%	to	1.95%	252,925	14.37	to	13.48	3,521,796	5.90%	3.63%	to	2.06%
2023	0.45%	to	1.95%	298,923	13.87	to	13.21	4,044,538	2.39%	14.85%	to	13.12%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.45%	to	1.95%	340,994	12.08	to	11.68	4,045,406	3.55%	-6.55%	to	-7.96%
2021	0.45%	to	2.10%	386,705	12.92	to	12.67	4,946,862	3.18%	9.78%	to	7.97%

NVMLG2
2025	0.45%	to	1.95%	233,196	88.93	to	70.12	18,406,429	4.33%	13.31%	to	11.61%
2024	0.45%	to	1.95%	290,660	78.48	to	62.82	20,305,039	0.59%	25.29%	to	23.39%
2023	0.45%	to	2.05%	305,091	62.64	to	50.21	17,192,224	5.09%	34.38%	to	32.23%
2022	0.45%	to	2.05%	237,306	46.62	to	37.97	9,955,639	4.29%	-13.04%	to	-14.43%
2021	0.45%	to	2.10%	231,801	53.60	to	44.11	11,178,556	0.00%	39.24%	to	36.94%

NVMM2
2025	0.45%	to	2.30%	14,467,182	10.99	to	8.13	139,755,341	3.60%	3.19%	to	1.27%
2024	0.45%	to	2.30%	17,514,621	10.65	to	8.03	164,868,918	4.53%	4.15%	to	2.20%
2023	0.45%	to	2.30%	19,403,371	10.22	to	7.86	176,733,499	4.39%	4.02%	to	2.09%
2022	0.45%	to	2.30%	23,879,495	9.83	to	7.70	209,812,809	1.25%	0.68%	to	-1.19%
2021	0.45%	to	2.50%	15,041,414	9.76	to	7.60	132,184,660	0.00%	-0.45%	to	-2.50%

NVMMG1
2025	0.30%	to	1.60%	19,810	10.23	to	48.08	286,706	0.00%	5.60%	to	4.22%
2024	0.35%	to	1.60%	19,901	9.67	to	46.13	277,546	0.00%	18.08%	to	16.59%
2023	0.35%	to	1.60%	23,598	8.19	to	39.57	267,888	0.00%	20.16%	to	18.65%
2022	0.35%	to	1.60%	31,433	6.82	to	33.35	278,626	0.00%	-37.83%	to	-38.61%
2021	0.35%	to	1.60%	19,427	10.96	to	54.32	323,585	0.12%	-5.04%	to	-6.23%

NVMMG2
2025	0.45%	to	1.95%	198,170	40.62	to	32.02	7,087,000	0.00%	5.14%	to	3.56%
2024	0.45%	to	1.95%	218,844	38.63	to	30.92	7,485,597	0.00%	17.55%	to	15.77%
2023	0.45%	to	1.95%	301,433	32.87	to	26.71	8,862,144	0.00%	19.90%	to	18.10%
2022	0.45%	to	1.95%	354,984	27.41	to	22.62	8,781,559	0.00%	-38.10%	to	-39.03%
2021	0.45%	to	2.10%	409,517	44.28	to	36.44	16,490,957	0.00%	-5.36%	to	-6.93%

NVMMV2
2025	0.45%	to	1.95%	271,467	36.80	to	29.01	8,816,555	1.10%	1.84%	to	0.31%
2024	0.45%	to	1.95%	211,532	36.13	to	28.92	6,722,702	1.02%	7.99%	to	6.36%
2023	0.45%	to	1.95%	226,949	33.46	to	27.19	6,735,378	1.46%	8.14%	to	6.52%
2022	0.45%	to	2.15%	264,013	30.94	to	24.88	7,291,684	1.34%	-3.10%	to	-4.75%
2021	0.45%	to	2.10%	308,248	31.93	to	26.27	8,879,492	0.76%	23.46%	to	21.41%

NVNMO1
2022	0.35%			26,416	11.23			296,665	0.34%	-17.35%
2021	0.35%			32,657	13.59			443,749	0.40%	26.13%			*****

NVNMO2
2025	0.45%	to	1.95%	152,799	32.05	to	27.68	4,544,823	0.41%	11.16%	to	9.49%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.45%	to	1.95%	171,999	28.83	to	25.28	4,628,690	0.35%	20.93%	to	19.10%
2023	0.45%	to	1.95%	172,191	23.84	to	21.23	3,873,658	0.43%	22.64%	to	20.80%
2022	0.45%	to	1.95%	181,232	19.44	to	17.57	3,357,278	0.28%	-17.48%	to	-18.73%
2021	0.45%	to	1.95%	216,559	23.56	to	21.62	4,900,273	0.22%	25.86%	to	23.96%

NVNSR2
2025	0.85%	to	1.55%	46,195	20.41	to	18.95	922,213	1.22%	1.17%	to	0.46%
2024	0.85%	to	1.55%	50,759	20.18	to	18.87	1,004,367	0.14%	7.54%	to	6.78%
2023	0.85%	to	1.55%	75,655	18.76	to	17.67	1,397,171	0.30%	19.66%	to	18.82%
2022	1.00%	to	1.55%	81,620	15.50	to	14.87	1,259,364	0.53%	-23.72%	to	-24.14%
2021	1.00%	to	1.55%	95,217	20.32	to	19.60	1,927,988	0.36%	25.49%	to	24.79%

NVOLG2
2025	0.85%	to	1.95%	630,392	33.99	to	31.16	20,804,439	0.65%	15.92%	to	14.63%
2024	0.45%	to	1.95%	738,844	31.02	to	27.19	21,049,325	0.99%	21.94%	to	20.10%
2023	0.45%	to	1.95%	681,339	25.44	to	22.64	16,009,908	1.16%	23.01%	to	21.16%
2022	0.45%	to	1.95%	719,998	20.68	to	18.68	13,867,822	0.63%	-22.61%	to	-23.78%
2021	0.45%	to	1.95%	763,239	26.72	to	24.51	19,118,529	0.38%	29.33%	to	27.38%

NVRE2
2025	0.65%	to	1.95%	292,367	18.37	to	15.54	4,982,532	1.36%	-0.32%	to	-1.63%
2024	0.45%	to	1.95%	345,616	18.86	to	15.80	5,936,954	2.14%	9.99%	to	8.33%
2023	0.65%	to	1.95%	415,611	16.79	to	14.59	6,546,161	2.05%	11.91%	to	10.45%
2022	0.45%	to	1.95%	471,469	15.29	to	13.21	6,664,710	1.17%	-29.04%	to	-30.11%
2021	0.45%	to	2.10%	596,361	21.55	to	18.65	11,957,561	1.01%	45.67%	to	43.26%

NVSIX2
2025	0.45%	to	1.95%	2,597,531	22.11	to	18.67	53,405,846	0.94%	11.64%	to	9.96%
2024	0.45%	to	1.95%	2,450,381	19.81	to	16.98	45,423,105	0.94%	10.37%	to	8.70%
2023	0.45%	to	1.95%	2,380,014	17.95	to	15.62	40,127,941	1.11%	15.83%	to	14.09%
2022	0.65%	to	1.95%	2,584,907	15.24	to	13.69	37,937,760	0.81%	-21.24%	to	-22.27%
2021	0.65%	to	2.15%	2,593,518	19.35	to	17.36	48,546,778	0.81%	13.46%	to	11.75%

NVSTB2
2025	0.45%	to	1.95%	955,926	12.03	to	9.63	10,288,202	3.71%	4.96%	to	3.38%
2024	0.45%	to	1.95%	1,189,273	11.46	to	9.32	12,288,856	3.77%	4.58%	to	3.00%
2023	0.45%	to	1.95%	1,409,060	10.96	to	9.04	13,971,220	3.19%	5.21%	to	3.63%
2022	0.45%	to	2.10%	1,798,484	10.42	to	8.57	17,025,354	1.97%	-6.09%	to	-7.64%
2021	0.45%	to	2.10%	1,535,194	11.09	to	9.28	15,715,417	1.04%	-1.04%	to	-2.68%

NVTIV3
2025	0.85%	to	1.65%	28,535	17.09	to	15.70	475,583	1.72%	33.84%	to	32.76%
2024	0.85%	to	1.65%	33,447	12.77	to	11.83	417,397	5.43%	3.36%	to	2.52%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.85%	to	1.65%	40,689	12.35	to	11.54	491,371	2.46%	14.58%	to	13.66%
2022	0.85%	to	1.65%	42,677	10.78	to	10.15	451,174	3.53%	-6.79%	to	-7.54%
2021	0.85%	to	1.65%	54,229	11.57	to	10.98	616,056	1.85%	9.46%	to	8.58%

SAM
2025	1.30%			1,506	9.79			14,740	3.84%	2.56%
2024	1.30%			1,507	9.54			14,383	4.82%	3.51%
2023	1.30%			3,508	9.22			32,336	4.65%	3.39%
2022	1.30%			3,509	8.92			31,287	1.04%	-0.02%
2021	1.30%			3,511	8.92			31,310	0.00%	-1.30%

SCF
2025	0.45%	to	1.95%	153,727	27.86	to	23.33	3,844,351	0.97%	9.85%	to	8.20%
2024	0.45%	to	1.95%	183,700	25.36	to	21.57	4,218,932	0.11%	12.57%	to	10.87%
2023	0.45%	to	1.95%	254,420	22.53	to	19.45	5,238,751	0.48%	13.48%	to	11.77%
2022	0.45%	to	2.10%	298,547	19.86	to	17.17	5,462,677	0.41%	-19.13%	to	-20.47%
2021	0.45%	to	2.10%	356,480	24.55	to	21.59	8,137,448	0.00%	30.25%	to	28.09%

SCF2
2025	0.85%	to	1.65%	219,238	23.29	to	21.39	4,966,810	0.99%	9.12%	to	8.24%
2024	0.85%	to	1.65%	394,158	21.34	to	19.76	8,139,789	0.00%	11.87%	to	10.97%
2023	0.85%	to	1.65%	307,464	19.08	to	17.81	5,754,138	0.32%	12.73%	to	11.82%
2022	0.85%	to	1.65%	366,316	16.92	to	15.93	6,078,464	0.31%	-19.67%	to	-20.32%
2021	0.85%	to	1.65%	294,839	21.07	to	19.99	6,115,948	0.00%	29.40%	to	28.36%

SCGF
2025	0.45%	to	1.95%	104,714	32.27	to	27.03	2,993,888	0.00%	15.83%	to	14.09%
2024	0.45%	to	1.95%	123,008	27.86	to	23.69	3,061,118	0.00%	20.66%	to	18.83%
2023	0.45%	to	1.95%	151,966	23.09	to	19.93	3,170,751	0.00%	16.94%	to	15.18%
2022	0.45%	to	2.15%	161,207	19.75	to	17.00	2,900,477	0.00%	-30.68%	to	-31.86%
2021	0.45%	to	2.10%	207,812	28.48	to	25.05	5,481,214	0.00%	9.81%	to	7.99%

SCGF2
2025	0.85%	to	1.65%	260,288	24.32	to	22.34	6,147,697	0.00%	15.09%	to	14.16%
2024	0.85%	to	1.65%	265,472	21.13	to	19.57	5,454,727	0.00%	19.89%	to	18.92%
2023	0.85%	to	1.65%	265,905	17.63	to	16.46	4,566,058	0.00%	16.17%	to	15.23%
2022	0.85%	to	1.65%	234,858	15.17	to	14.28	3,487,889	0.00%	-31.10%	to	-31.65%
2021	0.85%	to	1.65%	307,642	22.02	to	20.90	6,650,001	0.00%	9.11%	to	8.23%

SCVF
2025	0.45%	to	1.95%	186,948	20.28	to	16.98	3,405,670	1.19%	1.71%	to	0.18%
2024	0.45%	to	1.95%	122,187	19.94	to	16.96	2,198,270	0.72%	6.05%	to	4.44%
2023	0.45%	to	1.95%	136,451	18.80	to	16.23	2,337,447	0.38%	16.92%	to	15.17%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.45%	to	1.95%	179,309	16.08	to	14.10	2,649,258	0.33%	-13.31%	to	-14.61%
2021	0.45%	to	2.00%	197,125	18.55	to	16.44	3,391,780	0.00%	31.45%	to	29.40%

SCVF2
2025	0.85%	to	1.65%	178,061	17.33	to	15.92	2,979,382	1.14%	1.00%	to	0.19%
2024	0.85%	to	1.65%	174,055	17.16	to	15.89	2,891,022	0.64%	5.39%	to	4.53%
2023	0.85%	to	1.65%	177,674	16.28	to	15.20	2,814,859	0.19%	16.16%	to	15.23%
2022	0.85%	to	1.65%	178,234	14.02	to	13.19	2,434,277	0.11%	-13.90%	to	-14.59%
2021	0.85%	to	1.65%	222,320	16.28	to	15.45	3,535,806	0.00%	30.46%	to	29.41%

TRF
2025	0.45%	to	1.65%	50,094	32.25	to	27.99	1,444,411	0.87%	15.97%	to	14.57%
2024	0.45%	to	1.80%	64,533	27.81	to	24.03	1,613,017	0.99%	13.14%	to	11.60%
2023	0.45%	to	1.90%	75,194	24.58	to	21.32	1,678,288	1.43%	7.79%	to	6.22%
2022	0.45%	to	1.90%	69,955	22.80	to	20.07	1,462,464	1.09%	-8.86%	to	-10.18%
2021	0.45%	to	2.10%	91,888	25.02	to	22.00	2,126,930	0.75%	21.33%	to	19.32%

TRF2
2025	0.85%	to	1.65%	131,205	26.23	to	24.10	3,347,494	0.63%	15.23%	to	14.30%
2024	0.85%	to	1.65%	165,802	22.77	to	21.08	3,661,914	0.77%	12.37%	to	11.45%
2023	0.85%	to	1.65%	183,687	20.26	to	18.92	3,617,715	1.24%	7.12%	to	6.26%
2022	0.85%	to	1.65%	149,986	18.91	to	17.80	2,767,265	0.99%	-9.44%	to	-10.17%
2021	0.85%	to	1.65%	114,266	20.89	to	19.82	2,336,290	0.58%	20.54%	to	19.57%

AMSRS
2022	0.35%			1,565	8.44			13,206	0.27%	-18.74%
2021	0.35%			3,311	10.38			34,382	0.00%	3.84%			*****

DWVEMD
2025	0.30%	to	0.35%	45,262	16.54	to	16.50	747,095	1.48%	80.72%	to	80.63%
2024	0.30%	to	0.35%	48,422	9.15	to	9.13	442,359	2.43%	4.77%	to	4.72%
2023	0.30%	to	0.35%	45,389	8.74	to	8.72	395,929	1.69%	13.45%	to	13.40%
2022	0.30%	to	0.35%	55,304	7.70	to	7.69	425,527	4.28%	-27.80%	to	-27.84%
2021	0.30%	to	0.35%	50,405	10.67	to	10.66	537,427	0.00%	-3.13%	to	-3.18%	*****

DWVSVS
2025	0.85%	to	1.65%	488,227	19.60	to	18.00	9,321,890	0.96%	6.91%	to	6.05%
2024	0.85%	to	1.65%	512,969	18.33	to	16.98	9,179,253	0.99%	10.07%	to	9.18%
2023	0.85%	to	1.65%	539,493	16.65	to	15.55	8,781,038	0.63%	8.17%	to	7.30%
2022	0.85%	to	1.65%	574,359	15.40	to	14.49	8,663,459	0.56%	-13.10%	to	-13.80%
2021	0.85%	to	1.65%	626,525	17.72	to	16.81	10,901,797	0.59%	32.88%	to	31.81%

DWVSVT
2025	0.35%			5,152	11.77			60,621	1.17%	7.78%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.35%			4,425	10.92			48,307	1.27%	10.93%
2023	0.35%			3,666	9.84			36,083	0.74%	9.06%
2022	0.35%			1,482	9.02			13,375	0.00%	-9.75%			*****

WRASP
2025	0.45%	to	1.95%	370,323	25.07	to	19.77	7,925,647	1.19%	16.14%	to	14.39%
2024	0.45%	to	1.95%	463,330	21.59	to	17.28	8,638,532	1.87%	11.93%	to	10.23%
2023	0.45%	to	1.95%	540,773	19.29	to	15.68	9,131,383	2.08%	13.42%	to	11.72%
2022	0.45%	to	1.95%	601,220	17.01	to	14.03	9,057,547	1.45%	-15.12%	to	-16.40%
2021	0.45%	to	2.00%	722,054	20.04	to	16.69	12,951,523	1.56%	9.94%	to	8.23%

WRENG
2025	0.85%	to	1.65%	97,049	8.60	to	7.90	808,807	1.01%	10.94%	to	10.04%
2024	0.85%	to	1.65%	115,525	7.75	to	7.18	865,445	2.94%	-6.40%	to	-7.16%
2023	1.00%	to	1.65%	142,561	8.17	to	7.73	1,144,708	2.70%	2.98%	to	2.30%
2022	0.85%	to	1.65%	225,811	8.03	to	7.56	1,769,294	3.27%	49.20%	to	48.00%
2021	0.85%	to	1.65%	271,402	5.38	to	5.11	1,435,107	1.35%	40.79%	to	39.66%

MNCPS2
2025	0.65%	to	1.95%	206,988	24.03	to	21.16	4,720,915	3.23%	15.24%	to	13.73%
2024	0.65%	to	1.95%	246,264	20.86	to	18.61	4,905,056	3.04%	7.55%	to	6.14%
2023	0.65%	to	1.95%	377,504	19.39	to	17.53	7,008,415	1.76%	7.77%	to	6.37%
2022	0.65%	to	2.10%	356,353	17.99	to	16.31	6,177,867	2.96%	-13.53%	to	-14.79%
2021	0.65%	to	2.10%	410,743	20.81	to	19.15	8,274,527	0.74%	8.16%	to	6.58%

MNHCBI
2025	0.30%	to	0.35%	163,753	12.53	to	12.50	2,046,985	5.87%	6.55%	to	6.50%
2024	0.30%	to	0.35%	195,772	11.76	to	11.73	2,298,674	6.06%	6.80%	to	6.74%
2023	0.30%	to	0.35%	182,456	11.01	to	10.99	2,006,484	7.18%	11.54%	to	11.48%
2022	0.30%	to	0.35%	87,124	9.87	to	9.86	859,544	5.29%	-8.34%	to	-8.38%
2021	0.35%			34,824	10.76			374,780	6.14%	5.14%			*****

MNVFRI
2025	0.30%	to	0.35%	69,803	13.04	to	13.01	908,297	7.04%	4.81%	to	4.76%
2024	0.30%	to	0.35%	60,683	12.44	to	12.42	753,698	8.07%	7.76%	to	7.71%
2023	0.30%	to	0.35%	54,411	11.55	to	11.53	627,359	8.28%	11.53%	to	11.47%
2022	0.30%	to	0.35%	77,010	10.35	to	10.34	796,583	4.87%	-1.55%	to	-1.59%
2021	0.30%	to	0.35%	59,742	10.52	to	10.51	627,910	2.23%	3.41%	to	3.36%	*****

MNWLGI
2025	0.35%			5,875	19.12			112,344	0.00%	13.95%
2024	0.35%			5,958	16.78			99,965	0.00%	29.14%
2023	0.35%			4,531	12.99			58,877	0.00%	42.55%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.35%			434	9.11			3,956	0.00%	-8.86%			*****

PSHYBI
2025	0.30%	to	0.35%	43,733	13.28	to	13.26	579,980	0.00%	8.57%	to	8.52%
2024	0.35%			20,070	12.22			245,227	0.00%	8.23%
2023	0.35%			12,227	11.29			138,033	0.00%	11.43%

PSTRBI
2025	0.30%	to	0.35%	74,005	12.18	to	12.16	900,243	0.00%	7.48%	to	7.42%
2024	0.30%	to	0.35%	105,549	11.33	to	11.32	1,195,970	0.00%	2.69%	to	2.64%
2023	0.30%	to	0.35%	71,446	11.04	to	11.03	788,423	0.00%	6.95%	to	6.90%
2022	0.30%			44,694	10.32			461,245	0.00%	3.20%			*****

PMUBA
2025	0.45%	to	1.95%	303,727	13.36	to	11.12	3,729,435	5.42%	7.51%	to	5.89%
2024	0.45%	to	1.95%	313,820	12.43	to	10.50	3,606,645	4.68%	5.03%	to	3.44%
2023	0.45%	to	1.95%	313,347	11.84	to	10.15	3,437,784	3.58%	6.52%	to	4.92%
2022	0.45%	to	1.95%	397,200	11.11	to	9.67	4,114,941	2.63%	-6.88%	to	-8.28%
2021	0.45%	to	2.10%	404,525	11.93	to	10.41	4,523,492	2.00%	0.74%	to	-0.93%

PMVAAD
2025	0.45%	to	1.95%	204,159	18.00	to	14.41	3,262,519	4.50%	13.68%	to	11.97%
2024	0.45%	to	1.95%	212,734	15.83	to	12.87	3,010,869	6.18%	3.11%	to	1.54%
2023	0.45%	to	1.95%	299,554	15.36	to	12.67	4,072,145	2.75%	7.53%	to	5.92%
2022	0.45%	to	1.95%	360,545	14.28	to	11.96	4,573,180	7.54%	-12.26%	to	-13.58%
2021	0.45%	to	2.10%	374,398	16.28	to	13.62	5,456,054	11.08%	15.52%	to	13.61%

PMVEBD
2025	0.45%	to	1.90%	237,072	18.61	to	14.79	3,941,405	6.84%	14.35%	to	12.68%
2024	0.45%	to	1.90%	267,420	16.28	to	13.13	3,917,304	6.32%	6.93%	to	5.37%
2023	0.45%	to	1.95%	312,719	15.22	to	12.37	4,315,084	5.61%	10.51%	to	8.85%
2022	0.45%	to	1.95%	346,359	13.77	to	11.37	4,348,789	4.72%	-16.18%	to	-17.44%
2021	0.45%	to	1.95%	377,599	16.43	to	13.77	5,703,657	4.40%	-3.09%	to	-4.55%

PMVFAD
2025	0.45%	to	1.95%	164,505	11.07	to	8.73	1,636,453	3.40%	9.53%	to	7.88%
2024	0.45%	to	1.95%	182,071	10.11	to	8.09	1,660,745	3.26%	-3.94%	to	-5.39%
2023	0.45%	to	1.95%	203,367	10.52	to	8.55	1,938,375	2.43%	5.64%	to	4.05%
2022	0.45%	to	1.95%	226,407	9.96	to	8.22	2,051,427	1.46%	-19.43%	to	-20.64%
2021	0.45%	to	1.95%	252,777	12.36	to	10.35	2,878,306	6.02%	-8.03%	to	-9.41%

PMVFHI
2025	0.30%	to	0.35%	220,925	10.57	to	10.54	2,330,378	3.61%	3.78%	to	3.73%
2024	0.30%	to	0.35%	197,962	10.19	to	10.17	2,012,939	3.77%	5.30%	to	5.25%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.30%	to	0.35%	180,017	9.67	to	9.66	1,739,134	2.77%	8.86%	to	8.80%
2022	0.30%	to	0.35%	107,986	8.89	to	8.88	958,625	1.68%	-10.29%	to	-10.34%
2021	0.30%	to	0.35%	61,917	9.91	to	9.90	613,017	0.98%	-2.10%	to	-2.15%	*****

PMVFHV
2025	0.45%	to	1.95%	317,179	11.80	to	10.34	3,556,079	3.39%	3.38%	to	1.82%
2024	0.85%	to	1.95%	329,180	11.07	to	10.16	3,594,723	3.51%	4.46%	to	3.29%
2023	0.85%	to	1.95%	337,378	10.59	to	9.84	3,530,515	2.49%	7.99%	to	6.80%
2022	0.85%	to	1.95%	361,890	9.81	to	9.21	3,511,050	1.38%	-11.01%	to	-12.00%
2021	0.85%	to	1.95%	386,668	11.02	to	10.47	4,225,023	1.49%	-2.89%	to	-3.96%

PMVGBD
2025	0.45%	to	1.95%	143,507	13.28	to	10.47	1,631,671	4.43%	12.13%	to	10.44%
2024	0.45%	to	1.95%	142,536	11.84	to	9.48	1,456,746	3.42%	-1.05%	to	-2.55%
2023	0.45%	to	1.95%	156,730	11.97	to	9.73	1,630,672	2.15%	4.69%	to	3.11%
2022	0.45%	to	1.95%	177,746	11.43	to	9.43	1,786,765	1.38%	-11.49%	to	-12.82%
2021	0.45%	to	2.10%	193,570	12.92	to	10.63	2,216,754	4.84%	-4.69%	to	-6.27%

PMVHYD
2025	0.45%	to	1.95%	213,860	21.41	to	16.88	3,944,109	6.19%	8.36%	to	6.72%
2024	0.45%	to	1.95%	235,212	19.76	to	15.82	4,030,669	5.75%	6.30%	to	4.69%
2023	0.45%	to	1.95%	311,492	18.59	to	15.11	5,098,858	5.60%	11.62%	to	9.95%
2022	0.45%	to	1.95%	365,517	16.66	to	13.74	5,403,301	4.97%	-10.79%	to	-12.13%
2021	0.45%	to	2.10%	317,292	18.67	to	15.36	5,275,870	4.34%	3.08%	to	1.37%

PMVHYI
2025	0.35%			1,303	12.27			15,986	6.43%	8.73%
2024	0.35%			1,263	11.29			14,252	5.99%	6.67%
2022	0.30%	to	0.35%	88,684	9.46	to	9.45	837,769	5.18%	-10.43%	to	-10.47%
2021	0.30%	to	0.35%	98,111	10.56	to	10.55	1,035,357	4.13%	3.49%	to	3.44%	*****

PMVII
2025	0.30%	to	0.35%	998,071	12.02	to	11.99	11,973,719	5.31%	10.02%	to	9.97%
2024	0.30%	to	0.35%	673,021	10.93	to	10.90	7,341,237	6.00%	5.25%	to	5.20%
2023	0.30%	to	0.35%	498,112	10.38	to	10.36	5,164,601	5.47%	8.10%	to	8.05%
2022	0.30%	to	0.35%	288,301	9.60	to	9.59	2,765,781	3.93%	-7.93%	to	-7.97%
2021	0.30%	to	0.35%	185,959	10.43	to	10.42	1,938,518	2.09%	1.85%	to	1.80%	*****

PMVIV
2024	0.45%	to	1.95%	1,446,924	12.51	to	11.14	17,168,708	5.78%	4.83%	to	3.24%
2023	0.45%	to	1.90%	1,472,317	11.94	to	10.82	16,710,599	5.20%	7.67%	to	6.11%
2022	0.45%	to	1.95%	1,711,861	11.09	to	10.17	18,239,878	3.62%	-8.30%	to	-9.67%
2021	0.45%	to	1.90%	1,594,554	12.09	to	11.29	18,688,883	2.80%	1.45%	to	-0.03%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

PMVLAD
2025	0.45%	to	1.95%	577,150	11.68	to	9.35	5,807,583	3.84%	4.94%	to	3.36%
2024	0.45%	to	1.95%	628,950	11.13	to	9.05	6,075,995	3.88%	3.92%	to	2.35%
2023	0.45%	to	1.95%	1,305,455	10.71	to	8.84	12,078,145	3.49%	4.40%	to	2.84%
2022	0.45%	to	1.95%	1,235,500	10.26	to	8.59	11,257,591	1.48%	-6.27%	to	-7.68%
2021	0.45%	to	2.15%	1,438,705	10.95	to	9.11	14,141,862	0.42%	-1.47%	to	-3.15%

PMVLDI
2025	0.30%	to	0.35%	124,639	10.76	to	10.73	1,338,594	4.10%	5.36%	to	5.31%
2024	0.30%	to	0.35%	149,853	10.21	to	10.19	1,528,295	4.14%	4.34%	to	4.29%
2023	0.30%	to	0.35%	149,336	9.78	to	9.77	1,459,809	3.77%	4.82%	to	4.77%
2022	0.30%	to	0.35%	131,229	9.33	to	9.32	1,224,009	1.84%	-5.89%	to	-5.94%
2021	0.35%			68,289	9.91			676,897	0.53%	-1.12%			*****

PMVRA
2024	1.00%	to	1.65%	11,737	10.28	to	10.23	120,518	0.46%	2.76%	to	2.31%	*****

PMVRI
2025	0.30%	to	0.35%	182,099	10.84	to	10.81	1,969,727	3.44%	7.68%	to	7.62%
2024	0.30%	to	0.35%	151,086	10.07	to	10.05	1,517,993	2.76%	1.97%	to	1.92%
2023	0.35%			113,976	9.86			1,123,416	3.26%	3.49%
2022	0.35%			82,428	9.52			785,092	7.19%	-12.07%
2021	0.35%			75,509	10.83			817,871	3.23%	5.33%			*****

PMVRSD
2025	0.45%	to	1.95%	422,102	10.76	to	8.48	3,970,054	2.72%	18.13%	to	16.35%
2024	0.45%	to	1.95%	418,637	9.11	to	7.29	3,358,332	1.96%	3.50%	to	1.93%
2023	0.45%	to	1.95%	580,739	8.80	to	7.15	4,505,477	16.27%	-8.35%	to	-9.72%
2022	0.45%	to	1.95%	707,438	9.60	to	7.92	6,038,249	23.15%	8.18%	to	6.55%
2021	0.45%	to	2.00%	622,029	8.87	to	7.39	4,945,451	4.43%	32.51%	to	30.45%

PMVRSI
2025	0.30%	to	0.35%	74,306	17.97	to	17.92	1,332,943	3.04%	18.71%	to	18.65%
2024	0.30%	to	0.35%	68,309	15.14	to	15.11	1,032,459	2.50%	4.02%	to	3.97%
2023	0.30%	to	0.35%	50,406	14.55	to	14.53	732,600	15.43%	-8.02%	to	-8.07%
2022	0.30%	to	0.35%	38,731	15.82	to	15.80	612,263	20.31%	8.46%	to	8.41%
2021	0.30%	to	0.35%	30,330	14.59	to	14.58	442,228	3.87%	33.07%	to	33.00%	*****

PMVSTA
2025	0.85%	to	1.65%	1,332,953	11.86	to	10.90	15,424,917	4.38%	3.68%	to	2.84%
2024	0.85%	to	1.65%	1,347,372	11.44	to	10.59	15,092,654	4.91%	5.04%	to	4.19%
2023	0.85%	to	1.65%	1,369,745	10.89	to	10.17	14,576,863	4.38%	4.91%	to	4.06%
2022	0.85%	to	1.65%	1,357,927	10.38	to	9.77	13,833,140	1.55%	-1.11%	to	-1.91%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.85%	to	1.65%	1,257,369	10.50	to	9.96	12,997,135	0.99%	-1.00%	to	-1.80%

PMVSTI
2025	0.30%	to	0.35%	340,848	11.66	to	11.63	3,966,844	4.61%	4.51%	to	4.46%
2024	0.30%	to	0.35%	241,949	11.16	to	11.13	2,695,294	5.13%	5.89%	to	5.84%
2023	0.30%	to	0.35%	170,322	10.54	to	10.52	1,792,371	4.66%	5.75%	to	5.70%
2022	0.30%	to	0.35%	137,405	9.96	to	9.95	1,368,074	1.87%	-0.32%	to	-0.37%
2021	0.30%	to	0.35%	78,986	10.00	to	9.99	789,092	0.65%	-0.20%	to	-0.25%	*****

PMVTRI
2025	0.30%	to	0.35%	548,827	10.04	to	10.02	5,499,128	4.25%	8.72%	to	8.67%
2024	0.30%	to	0.35%	409,150	9.24	to	9.22	3,771,861	4.20%	2.38%	to	2.32%
2023	0.30%	to	0.35%	300,092	9.02	to	9.01	2,703,737	3.72%	5.78%	to	5.73%
2022	0.30%	to	0.35%	212,873	8.53	to	8.52	1,813,798	2.78%	-14.43%	to	-14.48%
2021	0.30%	to	0.35%	137,885	9.97	to	9.96	1,373,847	1.45%	-1.41%	to	-1.46%	*****

PNVCA1
2025	0.35%			12,178	15.55			189,323	0.56%	13.13%
2024	0.35%			14,072	13.74			193,392	0.65%	25.41%
2023	0.35%			11,960	10.96			131,069	1.19%	24.71%
2022	0.35%			2,558	8.79			22,477	1.01%	-12.13%			*****

PNVCB1
2025	0.30%	to	0.35%	158,024	9.91	to	9.89	1,563,381	4.40%	7.14%	to	7.08%
2024	0.30%	to	0.35%	136,498	9.25	to	9.24	1,261,081	3.25%	0.60%	to	0.55%
2023	0.30%	to	0.35%	100,806	9.19			926,240	4.61%	5.03%	to	4.98%
2022	0.35%			10,087	8.75			88,265	3.42%	-12.50%			*****

PNVDI1
2025	0.35%			48,822	13.35			651,908	2.42%	31.90%
2024	0.35%			28,975	10.12			293,334	4.22%	4.34%
2023	0.35%			13,468	9.70			130,672	1.64%	17.04%
2022	0.35%			5,113	8.29			42,388	3.10%	-17.10%			*****

PNVMC1
2025	0.30%	to	0.35%	80,821	15.10	to	15.06	1,217,673	0.31%	1.48%	to	1.43%
2024	0.30%	to	0.35%	77,753	14.88	to	14.85	1,155,069	0.25%	19.91%	to	19.85%
2023	0.30%	to	0.35%	52,214	12.41	to	12.39	647,042	0.00%	25.70%	to	25.64%
2022	0.35%			20,398	9.86			201,142	0.21%	-23.25%
2021	0.35%			11,527	12.85			148,092	0.08%	28.47%			*****

PNVSC1
2025	0.35%			8,735	12.11			105,791	0.34%	14.70%
2024	0.35%			5,187	10.56			54,772	0.34%	6.62%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.35%			3,636	9.90			36,014	0.33%	15.13%
2022	0.35%			582	8.60			5,007	0.00%	-13.98%			*****

PNVST1
2025	0.30%	to	0.35%	85,513	11.21	to	11.19	957,282	5.18%	5.16%	to	5.11%
2024	0.30%	to	0.35%	40,473	10.66	to	10.65	431,075	4.07%	4.77%	to	4.72%
2023	0.35%			8,049	10.17			81,848	1.65%	5.24%
2022	0.35%			1,281	9.66			12,378	1.04%	-3.37%			*****

PROA30
2025	0.45%	to	1.95%	41,493	14.98	to	11.81	542,665	3.76%	23.57%	to	21.71%
2024	0.45%	to	1.95%	47,756	12.12	to	9.70	509,036	0.60%	11.05%	to	9.37%
2023	0.45%	to	1.95%	29,733	10.92	to	8.87	286,224	0.13%	3.85%	to	2.29%
2022	0.45%	to	1.95%	64,821	10.51	to	8.67	602,133	0.71%	-24.76%	to	-25.90%
2021	0.45%	to	1.95%	97,682	13.97	to	11.70	1,214,974	0.00%	-18.89%	to	-20.11%

PROAHY
2025	0.45%	to	1.95%	110,942	19.87	to	15.66	1,906,437	2.55%	5.76%	to	4.17%
2024	0.45%	to	1.95%	138,373	18.78	to	15.04	2,281,055	5.49%	5.83%	to	4.23%
2023	0.45%	to	1.95%	171,422	17.75	to	14.43	2,697,357	5.96%	9.93%	to	8.28%
2022	0.45%	to	2.10%	193,213	16.15	to	13.07	2,777,006	3.47%	-8.38%	to	-9.89%
2021	0.45%	to	2.10%	341,738	17.62	to	14.50	5,432,217	3.38%	-0.18%	to	-1.83%

PROBIO
2025	0.45%	to	1.95%	85,721	57.30	to	45.86	4,266,622	0.00%	33.42%	to	31.42%
2024	0.45%	to	1.95%	69,665	42.95	to	34.90	2,606,293	0.00%	-0.60%	to	-2.10%
2023	0.45%	to	1.95%	85,072	43.20	to	35.65	3,244,920	0.00%	9.65%	to	8.00%
2022	0.45%	to	2.15%	105,970	39.40	to	32.23	3,721,815	0.00%	-8.13%	to	-9.69%
2021	0.45%	to	2.15%	133,613	42.89	to	35.69	5,142,538	0.00%	15.21%	to	13.25%

PROBL
2025	0.45%	to	1.95%	105,416	52.15	to	41.11	4,606,620	0.44%	15.04%	to	13.31%
2024	0.45%	to	1.95%	93,894	45.33	to	36.28	3,634,181	0.68%	21.94%	to	20.09%
2023	0.45%	to	1.95%	111,904	37.17	to	30.21	3,594,337	0.00%	23.18%	to	21.33%
2022	0.45%	to	1.95%	203,052	30.18	to	24.90	5,300,856	0.00%	-20.10%	to	-21.30%
2021	0.45%	to	1.95%	116,173	37.77	to	31.64	3,918,523	0.00%	25.77%	to	23.87%

PROBM
2025	0.45%	to	1.95%	27,201	18.40	to	14.73	426,402	0.19%	7.56%	to	5.94%
2024	0.45%	to	1.95%	36,312	17.11	to	13.90	534,822	0.46%	-1.99%	to	-3.48%
2023	0.45%	to	1.95%	47,428	17.45	to	14.40	721,763	0.57%	11.87%	to	10.19%
2022	0.45%	to	2.10%	47,581	15.60	to	12.84	657,952	0.24%	-9.55%	to	-11.05%
2021	0.45%	to	2.15%	98,175	17.25	to	14.35	1,516,509	0.40%	25.06%	to	22.93%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

PROBNK
2025	0.65%	to	1.95%	22,610	29.59	to	24.39	590,524	1.21%	9.82%	to	8.38%
2024	0.65%	to	1.95%	26,617	26.95	to	22.51	638,306	1.71%	21.44%	to	19.85%
2023	0.45%	to	1.95%	48,828	22.76	to	18.78	980,277	1.15%	9.89%	to	8.24%
2022	0.45%	to	2.20%	49,106	20.71	to	16.84	899,798	0.23%	-20.24%	to	-21.64%
2021	0.45%	to	2.20%	76,839	25.97	to	21.49	1,788,345	0.94%	33.49%	to	31.14%

PROBR
2025	1.25%	to	1.85%	51,376	0.79	to	0.72	39,638	2.14%	-15.54%	to	-16.05%
2024	1.15%	to	1.85%	207,776	0.95	to	0.86	194,153	3.85%	-14.71%	to	-15.31%
2023	1.15%	to	1.85%	92,744	1.12	to	1.02	101,201	0.21%	-16.24%	to	-16.83%
2022	0.45%	to	1.95%	204,011	1.46	to	1.21	265,996	0.00%	16.59%	to	14.84%
2021	0.45%	to	1.85%	90,477	1.25	to	1.06	106,711	0.00%	-24.97%	to	-26.02%

PROCG
2025	0.45%	to	1.95%	44,821	26.50	to	21.21	1,034,017	1.02%	-0.62%	to	-2.12%
2024	0.45%	to	1.95%	92,022	26.67	to	21.67	2,158,368	1.49%	9.86%	to	8.19%
2023	0.45%	to	2.05%	106,512	24.27	to	19.77	2,284,540	0.19%	3.46%	to	1.80%
2022	0.45%	to	2.10%	113,304	23.46	to	19.31	2,373,181	0.05%	-25.04%	to	-26.28%
2021	0.45%	to	2.10%	160,777	31.30	to	26.19	4,536,766	0.36%	19.11%	to	17.14%

PROCS
2025	0.45%	to	1.95%	32,888	47.52	to	38.03	1,366,525	0.00%	5.04%	to	3.45%
2024	0.45%	to	1.95%	53,742	45.24	to	36.76	2,144,152	0.00%	23.87%	to	22.00%
2023	0.45%	to	1.95%	74,262	36.52	to	30.13	2,387,013	0.00%	31.46%	to	29.49%
2022	0.45%	to	2.10%	77,958	27.78	to	22.86	1,925,180	0.00%	-31.84%	to	-32.97%
2021	0.45%	to	2.10%	95,707	40.76	to	34.10	3,502,672	0.00%	9.73%	to	7.92%

PROE30
2025	1.15%	to	1.90%	89,860	20.28	to	18.00	1,716,947	2.26%	28.10%	to	27.13%
2024	1.15%	to	1.90%	67,826	15.83	to	14.16	1,015,398	1.88%	3.14%	to	2.36%
2023	0.45%	to	1.95%	82,249	16.91	to	13.74	1,196,848	1.94%	16.94%	to	15.18%
2022	1.15%	to	1.95%	100,136	13.22	to	11.93	1,267,673	1.34%	-8.82%	to	-9.56%
2021	0.45%	to	2.15%	123,331	15.74	to	12.88	1,714,860	0.96%	23.97%	to	21.85%

PROEM
2025	0.45%	to	1.90%	148,106	15.19	to	12.07	1,913,069	0.80%	35.52%	to	33.55%
2024	0.45%	to	1.90%	79,574	11.21	to	9.04	774,590	1.18%	7.37%	to	5.79%
2023	0.45%	to	1.95%	263,327	10.44	to	8.48	2,355,846	2.74%	14.80%	to	13.07%
2022	0.45%	to	1.95%	206,107	9.09	to	7.50	1,634,966	0.61%	-16.57%	to	-17.82%
2021	0.45%	to	1.95%	153,589	10.90	to	9.13	1,487,338	0.00%	-18.38%	to	-19.61%

PROFIN

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.45%	to	1.95%	48,327	40.78	to	32.64	1,694,983	0.01%	12.40%	to	10.70%
2024	0.45%	to	1.95%	58,102	36.28	to	29.48	1,818,774	0.27%	27.86%	to	25.93%
2023	0.45%	to	2.05%	78,975	28.38	to	23.11	1,951,231	0.43%	13.37%	to	11.56%
2022	0.45%	to	2.20%	86,759	25.03	to	20.35	1,911,581	0.09%	-15.52%	to	-17.01%
2021	0.45%	to	2.20%	152,928	29.63	to	24.52	4,046,025	0.39%	29.52%	to	27.24%

PROGVP
2025	1.15%	to	1.90%	9,726	9.42	to	8.36	86,874	3.00%	0.01%	to	-0.75%
2024	1.15%	to	1.90%	12,505	9.41	to	8.42	111,496	3.30%	-13.84%	to	-14.50%
2023	1.15%	to	1.95%	33,100	10.93	to	9.78	345,877	5.07%	-1.10%	to	-1.90%
2022	1.15%	to	1.90%	11,373	11.05	to	10.03	119,181	0.00%	-42.36%	to	-42.80%
2021	0.45%	to	2.15%	27,246	20.81	to	17.03	505,981	0.00%	-7.50%	to	-9.08%

PROHC
2025	0.45%	to	1.95%	118,994	41.80	to	33.46	4,244,041	0.00%	12.06%	to	10.37%
2024	0.45%	to	1.95%	122,670	37.30	to	30.31	3,950,615	0.06%	0.36%	to	-1.16%
2023	0.45%	to	1.95%	155,317	37.17	to	30.67	5,032,262	0.00%	0.37%	to	-1.14%
2022	0.45%	to	1.95%	189,320	37.03	to	31.02	6,205,806	0.00%	-6.45%	to	-7.85%
2021	0.45%	to	2.15%	242,111	39.58	to	32.94	8,566,055	0.04%	20.99%	to	18.93%

PROIND
2025	0.45%	to	1.90%	83,211	39.79	to	32.09	2,853,098	0.00%	16.72%	to	15.02%
2024	0.45%	to	1.90%	103,005	34.09	to	27.90	3,067,847	0.18%	14.94%	to	13.26%
2023	0.45%	to	1.90%	118,573	29.66	to	24.63	3,091,009	0.00%	15.77%	to	14.09%
2022	0.45%	to	1.90%	127,200	25.62	to	21.59	2,895,581	0.00%	-15.98%	to	-17.20%
2021	0.45%	to	1.95%	141,052	30.49	to	25.93	3,848,810	0.00%	15.88%	to	14.13%

PROINT
2025	0.45%	to	1.80%	30,083	18.53	to	14.96	480,195	3.14%	27.40%	to	25.67%
2024	0.45%	to	1.80%	30,527	14.54	to	11.90	386,864	3.37%	0.42%	to	-0.95%
2023	0.45%	to	1.90%	40,156	14.48	to	11.85	511,460	0.00%	15.03%	to	13.36%
2022	0.45%	to	1.90%	59,021	12.59	to	10.45	654,321	0.00%	-16.82%	to	-18.03%
2021	0.45%	to	1.90%	40,929	15.14	to	12.75	556,197	0.00%	8.33%	to	6.75%

PROJP
2025	0.65%	to	1.95%	29,934	38.75	to	31.53	1,022,648	5.58%	29.84%	to	28.14%
2024	0.65%	to	1.95%	34,155	29.84	to	24.60	906,372	2.30%	21.42%	to	19.82%
2023	0.45%	to	1.95%	61,711	25.26	to	20.53	1,354,290	0.00%	33.91%	to	31.90%
2022	0.65%	to	1.95%	39,516	18.39	to	15.57	655,963	0.00%	-10.51%	to	-11.68%
2021	0.45%	to	1.95%	54,142	21.04	to	17.63	1,013,166	0.00%	3.42%	to	1.87%

PRON
2025	0.45%	to	1.95%	105,108	99.29	to	78.28	8,867,831	0.42%	18.09%	to	16.31%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.45%	to	1.95%	126,051	84.08	to	67.31	9,081,029	0.40%	22.87%	to	21.01%
2023	0.45%	to	1.95%	154,669	68.43	to	55.62	9,167,325	0.00%	51.49%	to	49.22%
2022	0.45%	to	2.10%	124,848	45.17	to	36.56	4,939,572	0.00%	-34.21%	to	-35.30%
2021	0.45%	to	2.15%	197,031	68.66	to	56.17	11,962,342	0.00%	24.24%	to	22.12%

PRONET
2025	1.15%	to	1.95%	69,917	51.24	to	45.48	3,403,646	0.00%	7.87%	to	7.00%
2024	1.15%	to	1.95%	80,477	47.50	to	42.51	3,636,772	0.00%	27.85%	to	26.81%
2023	1.15%	to	1.95%	102,230	37.15	to	33.52	3,641,615	0.00%	48.13%	to	46.94%
2022	1.15%	to	1.95%	112,486	25.08	to	22.81	2,717,199	0.00%	-46.75%	to	-47.18%
2021	0.45%	to	1.95%	141,414	50.78	to	43.19	6,429,929	0.00%	4.83%	to	3.25%

PROOG
2025	0.45%	to	1.90%	239,574	16.42	to	13.05	3,333,938	2.07%	5.38%	to	3.85%
2024	0.45%	to	1.95%	364,138	15.58	to	12.47	4,882,938	2.05%	3.30%	to	1.74%
2023	0.45%	to	1.95%	571,921	15.08	to	12.26	7,510,750	2.38%	-2.93%	to	-4.39%
2022	0.45%	to	2.15%	620,231	15.54	to	12.49	8,491,264	1.22%	58.71%	to	56.01%
2021	0.45%	to	2.15%	466,095	9.79	to	8.01	4,036,576	1.99%	51.25%	to	48.67%

PROPHR
2025	1.15%	to	1.90%	22,818	27.40	to	24.51	597,991	0.29%	27.86%	to	26.89%
2024	1.15%	to	1.90%	31,068	21.43	to	19.31	636,848	0.00%	2.21%	to	1.43%
2023	1.15%	to	1.95%	39,783	20.97	to	18.92	793,805	0.66%	-6.58%	to	-7.33%
2022	1.15%	to	2.15%	53,383	22.44	to	19.93	1,137,384	0.08%	-7.21%	to	-8.14%
2021	0.45%	to	2.15%	69,790	26.08	to	21.70	1,617,000	0.31%	10.70%	to	8.81%

PROPM
2025	0.45%	to	1.95%	471,211	11.96	to	9.57	4,870,181	2.42%	149.19%	to	145.45%
2024	0.45%	to	1.95%	546,556	4.80	to	3.90	2,280,949	3.39%	6.10%	to	4.49%
2023	0.45%	to	1.95%	536,759	4.52	to	3.73	2,140,094	0.00%	1.02%	to	-0.50%
2022	0.45%	to	2.20%	625,060	4.48	to	3.64	2,479,762	0.00%	-11.42%	to	-12.98%
2021	0.45%	to	2.20%	581,754	5.06	to	4.18	2,621,749	0.00%	-9.34%	to	-10.94%

PRORRO
2025	1.25%	to	1.95%	66,874	3.48	to	3.12	221,454	4.04%	0.40%	to	-0.31%
2024	1.25%	to	1.95%	93,729	3.47	to	3.13	311,931	4.31%	17.51%	to	16.67%
2023	1.25%	to	1.95%	145,170	2.95	to	2.68	410,427	0.12%	0.49%	to	-0.22%
2022	0.45%	to	1.95%	444,009	3.25	to	2.68	1,275,940	0.00%	57.76%	to	55.39%
2021	0.45%	to	1.90%	71,120	2.06	to	1.74	132,364	0.00%	-0.52%	to	-1.97%

PROSCN
2025	0.45%	to	1.95%	59,376	203.81	to	163.15	10,522,939	0.00%	41.06%	to	38.94%
2024	0.45%	to	1.95%	299,546	144.49	to	117.43	38,499,733	0.00%	69.96%	to	67.39%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.45%	to	1.95%	307,328	85.01	to	70.15	23,418,354	0.00%	92.80%	to	89.91%
2022	1.15%	to	2.15%	69,215	40.61	to	36.07	2,712,713	0.00%	-38.22%	to	-38.85%
2021	0.45%	to	1.95%	115,218	70.87	to	60.28	7,304,880	0.00%	47.82%	to	45.60%

PROSEM
2025	1.35%	to	1.85%	5,611	1.89	to	1.74	10,468	0.82%	-27.15%	to	-27.52%
2024	1.55%	to	1.85%	888	2.52	to	2.41	2,228	2.54%	-6.13%	to	-6.42%
2023	1.15%	to	1.85%	1,733	2.83	to	2.57	4,684	0.06%	-12.79%	to	-13.41%
2022	1.15%	to	1.85%	4,295	3.25	to	2.97	13,439	0.00%	5.47%	to	4.73%
2021	1.15%	to	1.85%	3,048	3.08	to	2.83	9,065	0.00%	8.69%	to	7.92%

PROSIN
2025	1.25%	to	1.85%	807,265	1.90	to	1.73	1,452,799	1.30%	-21.80%	to	-22.28%
2024	1.25%	to	1.85%	1,428	2.43	to	2.22	3,349	2.08%	2.20%	to	1.57%
2023	1.25%	to	1.85%	2,249	2.38	to	2.19	5,166	0.68%	-11.41%	to	-11.95%
2022	1.15%	to	1.95%	50,332	2.72	to	2.46	130,191	0.00%	11.16%	to	10.27%
2021	1.25%	to	1.85%	21,044	2.42	to	2.25	50,673	0.00%	-14.48%	to	-15.00%

PROSN
2025	1.15%	to	1.85%	37,535	0.34	to	0.30	12,421	1.79%	-16.77%	to	-17.36%
2024	1.15%	to	1.95%	188,859	0.41	to	0.36	75,779	5.78%	-17.17%	to	-17.85%
2023	1.15%	to	1.95%	204,086	0.49	to	0.44	98,331	0.00%	-33.18%	to	-33.72%
2022	0.45%	to	1.95%	249,528	0.81	to	0.67	179,108	0.00%	34.46%	to	32.44%
2021	1.15%	to	1.85%	58,292	0.55	to	0.51	30,662	0.00%	-25.99%	to	-26.51%

PROTEC
2025	0.45%	to	1.95%	108,942	91.83	to	73.50	8,583,187	0.00%	22.05%	to	20.21%
2024	0.45%	to	1.95%	361,820	75.24	to	61.15	24,116,741	0.00%	19.25%	to	17.45%
2023	0.45%	to	1.95%	402,577	63.09	to	52.06	22,623,488	0.00%	57.24%	to	54.88%
2022	0.45%	to	2.15%	161,613	40.12	to	32.82	5,709,576	0.00%	-36.01%	to	-37.11%
2021	0.45%	to	2.15%	228,315	62.71	to	52.19	12,755,692	0.00%	34.35%	to	32.06%

PROTEL
2025	1.15%	to	1.95%	84,057	25.50	to	22.63	2,021,631	0.00%	19.52%	to	18.56%
2024	1.15%	to	1.95%	72,871	21.33	to	19.09	1,469,214	0.00%	31.11%	to	30.04%
2023	0.45%	to	1.95%	88,239	17.79	to	14.68	1,366,657	0.60%	31.22%	to	29.26%
2022	1.15%	to	1.95%	15,159	12.49	to	11.36	180,611	1.54%	-22.12%	to	-22.75%
2021	0.45%	to	1.95%	31,850	17.29	to	14.70	492,145	1.19%	17.88%	to	16.11%

PROUN
2025	1.15%	to	1.95%	8,536	453.97	to	399.75	3,717,247	0.18%	27.77%	to	26.74%
2024	1.15%	to	1.95%	15,802	355.31	to	315.42	5,368,333	0.30%	39.78%	to	38.64%
2023	1.15%	to	1.95%	19,942	254.20	to	227.51	4,847,477	0.00%	113.00%	to	111.28%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	1.15%	to	1.95%	24,822	119.34	to	107.68	2,844,407	0.00%	-61.38%	to	-61.69%
2021	1.15%	to	2.10%	159,065	309.02	to	276.13	48,276,770	0.00%	50.76%	to	49.31%

PROUSN
2025	1.15%	to	1.90%	3,184,944	0.01			21,374	1.51%	-33.85%	to	-34.36%
2024	1.15%	to	1.90%	5,182,554	0.01			53,023	2.40%	-34.57%	to	-35.09%
2023	1.15%	to	1.90%	6,317,085	0.02	to	0.01	98,961	0.00%	-57.99%	to	-58.30%
2022	1.15%	to	1.95%	21,238,538	0.04	to	0.03	790,237	0.00%	54.29%	to	53.02%
2021	1.15%	to	1.90%	4,316,879	0.03	to	0.02	101,424	0.00%	-43.39%	to	-43.81%

PROUTL
2025	0.45%	to	1.95%	98,636	31.20	to	24.97	2,625,333	1.38%	13.47%	to	11.76%
2024	0.45%	to	1.95%	131,037	27.50	to	22.34	3,106,318	1.67%	20.73%	to	18.90%
2023	0.45%	to	1.95%	153,940	22.78	to	18.79	3,047,516	1.39%	-9.00%	to	-10.37%
2022	0.45%	to	1.95%	185,664	25.03	to	20.97	4,087,646	0.94%	-0.70%	to	-2.19%
2021	0.45%	to	1.95%	196,953	25.20	to	21.44	4,434,465	1.60%	14.89%	to	13.16%

PVEIB
2025	0.85%	to	1.65%	1,447,897	30.11	to	27.67	42,270,570	1.35%	19.33%	to	18.36%
2024	0.85%	to	1.65%	1,235,588	25.24	to	23.37	30,365,007	1.00%	18.12%	to	17.17%
2023	0.85%	to	1.65%	1,096,250	21.36	to	19.95	22,847,728	1.98%	14.69%	to	13.76%
2022	0.85%	to	1.65%	1,029,746	18.63	to	17.54	18,735,458	1.40%	-3.95%	to	-4.73%
2021	0.85%	to	1.65%	895,184	19.40	to	18.41	17,019,299	1.11%	26.22%	to	25.20%

PVEIIA
2025	0.30%	to	0.35%	197,809	16.18	to	16.15	3,196,852	1.58%	20.30%	to	20.24%
2024	0.30%	to	0.35%	162,089	13.45	to	13.43	2,178,463	1.19%	19.10%	to	19.04%
2023	0.30%	to	0.35%	143,104	11.30	to	11.28	1,615,199	1.38%	15.58%	to	15.52%
2022	0.35%			44,052	9.77			430,285	0.96%	-3.21%
2021	0.35%			751	10.09			7,579	0.00%	0.91%			*****

PVGPB
2025	1.00%	to	1.35%	44,209	12.61	to	12.53	556,027	1.21%	12.81%	to	12.41%
2024	1.00%	to	1.35%	32,836	11.17	to	11.15	366,528	0.00%	11.74%	to	11.48%	*****

PVIGIB
2024	0.85%	to	1.55%	93,429	17.51	to	16.94	1,610,707	2.16%	4.31%	to	3.57%
2023	0.85%	to	1.55%	73,085	16.78	to	16.35	1,213,988	1.54%	17.67%	to	16.85%
2022	1.00%	to	1.55%	66,519	14.21	to	14.00	940,978	1.93%	-7.74%	to	-8.25%
2021	1.00%	to	1.55%	53,965	15.40	to	15.25	828,516	1.32%	13.79%	to	13.16%

PVNOB
2025	1.00%	to	1.65%	27,579	15.46	to	15.19	424,248	0.79%	9.59%	to	8.87%
2024	0.85%	to	1.65%	35,134	14.14	to	13.95	495,060	0.79%	21.97%	to	20.98%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	1.00%			979	11.58			11,344	0.00%	15.83%			*****

PVTIGB
2025	0.85%	to	1.65%	228,462	13.93	to	13.42	3,138,020	0.01%	36.51%	to	35.41%
2024	0.85%	to	1.65%	104,926	10.21	to	9.91	1,057,633	1.90%	2.09%	to	1.26%
2023	1.00%	to	1.65%	59,858	9.96	to	9.78	592,594	0.02%	17.33%	to	16.56%
2022	1.00%	to	1.55%	17,897	8.49	to	8.41	151,741	1.83%	-15.62%	to	-16.09%
2021	1.00%	to	1.35%	20,720	10.06	to	10.03	208,286	0.00%	0.57%	to	0.34%	*****

TRBCGP
2025	0.30%	to	0.35%	274,034	17.63	to	17.58	4,819,655	0.00%	18.38%	to	18.32%
2024	0.30%	to	0.35%	266,985	14.89	to	14.86	3,968,500	0.00%	35.10%	to	35.04%
2023	0.30%	to	0.35%	318,976	11.02	to	11.00	3,510,911	0.00%	48.84%	to	48.77%
2022	0.30%	to	0.35%	450,881	7.41	to	7.40	3,335,717	0.00%	-38.69%	to	-38.72%
2021	0.30%	to	0.35%	452,603	12.08	to	12.07	5,464,459	0.00%	17.27%	to	17.21%	*****

TRHS2
2025	0.85%	to	1.65%	1,586,128	19.40	to	17.83	29,854,102	0.00%	16.80%	to	15.86%
2024	0.85%	to	1.65%	1,621,812	16.61	to	15.39	26,199,395	0.00%	0.55%	to	-0.26%
2023	0.85%	to	1.65%	1,708,704	16.52	to	15.43	27,530,881	0.00%	1.81%	to	1.00%
2022	0.85%	to	1.65%	1,726,923	16.23	to	15.27	27,405,926	0.00%	-13.43%	to	-14.13%
2021	0.85%	to	1.65%	1,681,087	18.74	to	17.79	30,937,267	0.00%	11.87%	to	10.97%

TRLT1
2025	0.30%	to	0.35%	167,658	10.96	to	10.93	1,834,571	4.27%	5.40%	to	5.34%
2024	0.30%	to	0.35%	61,208	10.39	to	10.38	635,319	4.21%	4.64%	to	4.59%
2023	0.35%			59,872	9.92			594,063	3.38%	4.58%
2022	0.35%			35,074	9.49			332,778	2.35%	-4.86%
2021	0.35%			1,252	9.97			12,485	0.08%	-0.28%			*****

TRMCG2
2025	0.85%	to	1.65%	282,511	12.39	to	12.12	3,474,544	0.00%	2.42%	to	1.59%
2024	0.85%	to	1.65%	208,156	12.09	to	11.93	2,505,822	0.00%	8.10%	to	7.23%
2023	0.85%	to	1.65%	69,238	11.19	to	11.13	773,108	0.00%	11.87%	to	11.27%	*****

VEEMS
2025	0.85%	to	1.35%	72,825	10.52	to	10.11	753,298	0.45%	28.53%	to	27.88%
2024	0.85%	to	1.35%	94,901	8.18	to	7.91	764,044	1.39%	0.07%	to	-0.44%
2023	0.85%	to	1.35%	103,487	8.18	to	7.94	833,758	3.33%	8.51%	to	7.97%
2022	0.85%	to	1.35%	98,526	7.53	to	7.36	733,456	0.00%	-25.37%	to	-25.74%
2021	0.85%	to	1.35%	78,885	10.09	to	9.91	788,068	0.90%	-12.97%	to	-13.40%

VVGGS
2025	0.45%	to	1.95%	428,021	41.83	to	36.68	16,811,368	1.42%	163.25%	to	159.30%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.85%	to	1.90%	355,570	15.41	to	14.20	5,317,024	2.99%	13.44%	to	12.23%
2023	0.85%	to	1.95%	431,930	13.58	to	12.61	5,700,770	0.00%	9.47%	to	8.26%
2022	0.85%	to	2.10%	379,537	12.41	to	11.55	4,597,034	0.00%	-14.09%	to	-15.18%
2021	0.65%	to	2.10%	389,322	14.58	to	13.61	5,503,659	12.89%	-14.57%	to	-15.82%

VWEM
2023	0.35%			242	7.54			1,821	3.73%	9.39%
2022	0.35%			220	6.89			1,516	0.00%	-24.64%			*****

VWHA
2025	0.45%	to	1.95%	209,413	9.95	to	7.96	1,784,950	2.36%	35.87%	to	33.82%
2024	0.45%	to	1.95%	205,898	7.32	to	5.95	1,297,333	2.42%	-3.27%	to	-4.74%
2023	0.45%	to	1.95%	297,354	7.57	to	6.24	1,971,571	1.11%	-4.02%	to	-5.46%
2022	0.45%	to	1.95%	2,905,829	7.88	to	6.60	20,783,179	1.38%	7.91%	to	6.28%
2021	0.45%	to	1.95%	461,618	7.31	to	6.21	3,012,912	0.44%	18.38%	to	16.60%

VWHAS
2025	0.85%	to	1.65%	485,366	13.84	to	12.71	6,527,999	2.37%	35.01%	to	33.92%
2024	0.85%	to	1.65%	549,662	10.25	to	9.49	5,492,122	2.30%	-3.92%	to	-4.70%
2023	0.85%	to	1.65%	710,278	10.67	to	9.96	7,397,228	2.58%	-4.65%	to	-5.42%
2022	0.85%	to	1.65%	803,807	11.19	to	10.53	8,800,801	1.44%	7.21%	to	6.34%
2021	0.85%	to	1.65%	960,317	10.43	to	9.90	9,847,758	0.32%	17.67%	to	16.72%

VVEI
2025	0.35%			17,487	14.68			256,775	2.07%	16.39%
2024	0.35%			18,475	12.62			233,082	2.62%	14.72%
2023	0.35%			14,922	11.00			164,103	1.33%	7.72%
2022	0.35%			88,534	10.21			903,856	1.67%	-1.01%
2021	0.35%			16,879	10.31			174,076	0.00%	3.13%			*****

VVHGB
2025	0.30%	to	0.35%	1,511,888	9.69	to	9.67	14,627,615	3.31%	6.62%	to	6.56%
2024	0.30%	to	0.35%	1,206,144	9.09	to	9.07	10,950,939	2.63%	0.94%	to	0.89%
2023	0.30%	to	0.35%	846,400	9.01	to	8.99	7,614,036	1.82%	5.26%	to	5.21%
2022	0.30%	to	0.35%	422,915	8.56	to	8.55	3,615,332	1.96%	-13.47%	to	-13.52%
2021	0.30%	to	0.35%	344,801	9.89	to	9.88	3,408,035	0.17%	-2.01%	to	-2.06%	*****

VVI
2025	0.30%	to	0.35%	493,543	11.37	to	11.34	5,602,136	0.80%	19.61%	to	19.55%
2024	0.30%	to	0.35%	483,206	9.51	to	9.49	4,587,713	1.21%	8.68%	to	8.63%
2023	0.30%	to	0.35%	490,936	8.75	to	8.73	4,290,226	1.46%	14.31%	to	14.25%
2022	0.30%	to	0.35%	421,490	7.65	to	7.64	3,223,326	1.17%	-30.33%	to	-30.37%
2021	0.30%	to	0.35%	190,494	10.98			2,091,764	0.00%	-1.84%	to	-1.89%	*****

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

VVMCI
2025	0.30%	to	0.35%	497,401	16.05	to	16.01	7,970,984	1.20%	11.21%	to	11.15%
2024	0.30%	to	0.35%	387,928	14.43	to	14.40	5,590,943	1.32%	14.73%	to	14.67%
2023	0.30%	to	0.35%	345,773	12.58	to	12.56	4,345,507	1.09%	15.48%	to	15.43%
2022	0.30%	to	0.35%	208,707	10.89	to	10.88	2,271,909	1.06%	-19.06%	to	-19.10%
2021	0.30%	to	0.35%	115,256	13.46	to	13.45	1,550,505	0.05%	23.98%	to	23.92%	*****

VVSTC
2025	0.30%	to	0.35%	50,061	11.08	to	11.05	554,407	6.37%	6.53%	to	6.48%
2024	0.30%	to	0.35%	805,923	10.40	to	10.37	8,368,273	3.55%	4.58%	to	4.52%
2023	0.30%	to	0.35%	702,414	9.94	to	9.93	6,976,432	1.63%	5.84%	to	5.79%
2022	0.30%	to	0.35%	463,019	9.39	to	9.38	4,345,975	1.38%	-6.00%	to	-6.05%
2021	0.30%	to	0.35%	290,454	9.99			2,901,376	0.01%	-0.75%	to	-0.80%	*****

VVTISI
2025	0.30%	to	0.35%	789,512	15.74	to	15.70	12,407,445	2.73%	31.65%	to	31.58%
2024	0.30%	to	0.35%	711,510	11.96	to	11.93	8,497,189	2.85%	4.74%	to	4.69%
2023	0.30%	to	0.35%	580,337	11.42	to	11.40	6,617,108	2.20%	15.20%	to	15.14%
2022	0.30%	to	0.35%	355,864	9.91	to	9.90	3,523,713	2.79%	-16.27%	to	-16.31%
2021	0.30%	to	0.35%	214,590	11.84	to	11.83	2,538,662	0.03%	8.20%	to	8.15%	*****

VVTSM
2025	0.30%	to	0.35%	511,304	19.55	to	19.50	9,981,686	1.13%	16.58%	to	16.52%
2024	0.30%	to	0.35%	491,355	16.77	to	16.73	8,230,812	1.24%	23.34%	to	23.28%
2023	0.30%	to	0.35%	466,869	13.60	to	13.57	6,339,529	1.04%	25.57%	to	25.51%
2022	0.30%	to	0.35%	320,057	10.83	to	10.82	3,462,502	1.30%	-19.83%	to	-19.87%
2021	0.30%	to	0.35%	273,616	13.51	to	13.50	3,694,149	0.03%	25.26%	to	25.20%	*****

PIHYB2
2025	1.15%	to	1.40%	7,401	18.23	to	17.52	131,229	5.76%	6.68%	to	6.41%
2024	1.15%	to	1.40%	7,431	17.09	to	16.47	123,728	5.50%	7.22%	to	6.95%
2023	0.95%	to	1.40%	7,781	25.39	to	15.40	124,210	5.33%	9.46%
2022	0.95%	to	1.40%	8,172	23.20	to	14.07	119,024	4.85%	-12.69%	to	-12.66%
2021	0.95%	to	1.40%	8,316	26.57	to	16.10	138,689	4.89%	4.02%	to	3.97%

PIVF2
2025	1.00%	to	1.55%	67,971	13.70	to	13.57	929,073	0.24%	21.85%	to	21.17%
2024	1.00%	to	1.55%	31,945	11.24	to	11.20	358,803	0.39%	12.40%	to	11.99%	*****

PIVFI
2025	0.30%	to	0.35%	17,492	15.92	to	15.89	278,186	0.45%	22.99%	to	22.92%
2024	0.35%			18,662	12.93			241,258	0.75%	22.22%
2023	0.35%			12,715	10.58			134,496	0.85%	28.48%

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.35%			13,483	8.23			111,002	1.04%	-17.67%			*****

VRVDRA
2025	0.65%	to	1.90%	312,825	13.78	to	12.66	4,176,836	2.74%	0.07%	to	-1.19%
2024	0.65%	to	1.90%	306,425	13.77	to	12.81	4,099,125	1.73%	10.19%	to	8.80%
2023	0.65%	to	1.90%	421,622	12.49	to	11.78	5,123,906	2.18%	10.31%	to	8.92%
2022	0.65%	to	1.90%	344,256	11.33	to	10.81	3,826,854	0.92%	-26.57%	to	-27.49%
2021	0.65%	to	1.95%	407,114	15.43	to	14.89	6,191,338	0.77%	45.46%	to	43.56%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025 and 2024, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 23, 2026

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	(As adjusted) 2024
Admitted assets
Invested assets
Bonds	$50,493	$45,802
Stocks	5,330	3,962
Mortgage loans, net of allowance	10,261	9,619
Policy loans	1,044	1,038
Derivative assets	85	194
Cash, cash equivalents and short-term investments	3,099	1,693
Securities lending collateral assets	295	247
Other invested assets	3,702	2,777
Total invested assets	$74,309	$65,332
Accrued investment income	790	699
Deferred federal income tax assets, net	938	660
Other assets	495	579
Separate account assets	133,243	123,292
Total admitted assets	$209,775	$190,562
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$59,619	$51,794
Policyholders’ dividend accumulation	345	361
Asset valuation reserve	1,200	950
Payable for securities	1,262	845
Securities lending payable	295	247
Funds held under coinsurance	1,226	1,199
Other liabilities	1,113	1,018
Accrued transfers from separate accounts	(1,842)	(1,685)
Separate account liabilities	133,243	123,292
Total liabilities	$196,461	$178,021
Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	114	116
Additional paid-in capital	2,626	2,551
Unassigned surplus	9,470	8,770
Total capital and surplus	$13,314	$12,541
Total liabilities, capital and surplus	$209,775	$190,562

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
		(As adjusted)	(As adjusted)

(in millions)	2025	2024	2023
Revenues

Premiums and annuity considerations	$21,167	$16,493	$14,702

Net investment income	3,201	3,329	3,136

Other revenues	2,487	2,765	2,390

Total revenues	$26,855	$22,587	$20,228

Benefits and expenses

Benefits to policyholders and beneficiaries	$20,156	$20,861	$17,431

Increase in reserves for future policy benefits and claims	8,438	1,967	3,747

Net transfers from separate accounts	(4,518)	(3,401)	(3,725)

Commissions	972	843	766

Reserve adjustment on reinsurance assumed	(112)	(144)	(153)

Other expenses	783	766	702

Total benefits and expenses	$25,719	$20,892	$18,768

Income before federal income taxes and net realized capital losses on investments	$1,136	$1,695	$1,460

Federal income tax expense	65	68	108

Income before net realized capital losses on investments	$1,071	$1,627	$1,352

Net realized capital losses on investments, net of federal income tax expense (benefit) of $19, $1 and $(4) in 2025, 2024 and 2023, respectively, and excluding $(32), $(53) and $(30) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(388)	(476)	(402)

Net income	$683	$1,151	$950

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022 (As adjusted)	$4	$1,100	$-	$2,316	$6,774	$10,194

Net income	-	-	-	-	950	950

Change in asset valuation reserve	-	-	-	-	(103)	(103)

Change in deferred income taxes	-	-	-	-	132	132

Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135

Other, net	-	-	-	-	35	35

Balance as of December 31, 2023 (As adjusted)	$4	$1,100	$93	$2,451	$7,585	$11,233

Net income	-	-	-	-	1,151	1,151

Change in asset valuation reserve	-	-	-	-	(109)	(109)

Change in deferred income taxes	-	-	-	-	28	28

Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32

Change in nonadmitted assets	-	-	-	-	66	66

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	100	-	100

Other, net	-	-	23	-	17	40

Balance as of December 31, 2024 (As adjusted)	$4	$1,100	$116	$2,551	$8,770	$12,541

Net income	-	-	-	-	683	683

Change in asset valuation reserve	-	-	-	-	(250)	(250)

Change in deferred income taxes	-	-	-	-	274	274

Change in net unrealized capital gains and losses, net of tax expense of $26	-	-	-	-	(36)	(36)

Change in nonadmitted assets	-	-	-	-	12	12

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	75	-	75

Other, net	-	-	(2)	-	17	15

Balance as of December 31, 2025	$4	$1,100	$114	$2,626	$9,470	$13,314

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
		(As adjusted)	(As adjusted)
(in millions)	2025	2024	2023
Cash flows from operating activities:
Premiums collected, net of reinsurance	$21,161	$16,486	$14,707
Net investment income	3,206	3,570	2,775
Other revenue	2,522	2,441	2,022
Policy benefits and claims paid	(20,146)	(20,874)	(17,582)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,642)	(1,455)	(1,268)
Net transfers from separate accounts	4,361	3,264	3,775
Policyholders’ dividends paid	(29)	(28)	(28)
Federal income taxes (paid) recovered	(126)	(93)	98
Net cash provided by operating activities	$9,307	$3,311	$4,499

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,397	$6,589	$2,595
Stocks	70	60	46
Mortgage loans	1,097	754	635
Other invested assets and other	877	769	467
Total investment proceeds	$8,441	$8,172	$3,743
Cost of investments acquired:
Bonds	$(11,022)	$(8,665)	$(6,256)
Stocks	(1,579)	(438)	(35)
Mortgage loans	(1,697)	(1,206)	(1,370)
Derivatives	(478)	(302)	(556)
Other invested assets and other	(1,332)	(862)	(766)
Total investments acquired	$(16,108)	$(11,473)	$(8,983)
Net increase in policy loans	(6)	(69)	(37)
Net cash used in investing activities	$(7,673)	$(3,370)	$(5,277)
Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$75	$100	$135
Net change in deposits on deposit-type contract funds and other insurance liabilities	(600)	499	271
Other cash provided (used)	297	(407)	311
Net cash (used in) provided by financing activities and miscellaneous	$(228)	$192	$717
Net increase (decrease) in cash, cash equivalents and short-term investments	$1,406	$132	$(63)
Cash, cash equivalents and short-term investments at beginning of year	1,693	1,561	1,624
Cash, cash equivalents and short-term investments at end of year	$3,099	$1,693	$1,561
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$459	$386	$385
Intercompany transfer of securities from merger	$-	$-	$203

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC, Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2025 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Life and Benefits Insurance Company (“NLBIC”), Jefferson National Life Insurance Company (“JNL”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisors, LLC (“NIA”), The Association Benefits Solution, LLC (“TABS”) and NSM Sales Corporation (“NSM”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. NLBIC primarily offers medical stop loss insurance. JNL primarily offers individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary. TABS is a program manager for self-funded group health programs. NSM is an agency and a nonadmitted subsidiary. See Note 3 for additional information on business combinations.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Basis of Presentation

Effective July 1, 2025 and pursuant to a merger agreement, Jefferson National Life Insurance Company of New York (“JNLNY”), a New York stock life insurance company and previous subsidiary of JNL, was merged with and into the Company, with the Company continuing as the surviving entity. The merger was deemed a statutory merger. All shares of JNLNY were cancelled and the outstanding surplus balance was merged into the Company’s total capital and surplus. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2024 and 2023, have been adjusted to reflect this merger.

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving entity. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s capital and surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed annuity and fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Net Income
Statutory Net Income		OH	$683	$1,151	$950
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	231	270	110
Reserves for indexed annuities	51	OH	(240)	(308)	(75)
Tax impact	101	OH	2	8	(7)
NAIC SAP			$676	$1,121	$978

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

			As of December 31,
(in millions)	SSAP #	State of domicile	2025	(As adjusted) 2024
Surplus
Statutory Capital and Surplus		OH	$13,314	$12,541
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	584	350
Reserves for indexed annuities	51	OH	(631)	(389)
Tax impact	101	OH	10	8
Subsidiary Valuation - NLAIC	51, 86, 101	OH	417	227
Subsidiary valuation - Eagle	51	OH	(669)	(529)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(895)	(861)
NAIC SAP			$12,130	$11,347

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	surplus notes are accounted for as a component of capital and surplus;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds and other tax credit investments (“Tax Credit Funds”);

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

•	Goodwill is limited to 10% of the prior reporting period’s adjusted capital and surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

•	goodwill is amortized and charged to surplus.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, NLBIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC, NIA and TABS, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, NLBIC, JNL and NISC are included in stocks, and the investments in Eagle and TABS are included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months, outstanding unsecured promissory notes with initial maturity dates of less than three months with certain affiliates and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, residuals, surplus notes, debt, joint ventures and the investments in Eagle and TABS. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.4 billion, $3.2 billion and $3.1 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2025, 2024 and 2023, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2043. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2025, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. See Note 3 for additional information on goodwill.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2025 and 2024, and 46% and 47% of the number of life insurance policies in force in 2025 and 2024, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2025 and 2024.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $114 million and $116 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 23, 2026, the date the statutory financial statements were issued.

(3)	Business Combinations and Goodwill

On July 1, 2025, the Company completed its acquisition of the group health business of The Allstate Corporation (“Allstate”), which comprises NLBIC, formerly known as Direct General Life Insurance Company, TABS and NSM, for $1.24 billion. As a result of the acquisition, NLBIC, TABS and NSM became wholly-owned subsidiaries of the Company. The acquisition of NLBIC resulted in goodwill of $844 million. Goodwill amortization for the year ended December 31, 2025 related to the purchase was $42 million. NLBIC, based in Charleston, South Carolina, assumes medical stop loss through reinsurance agreements with unaffiliated entities of Allstate that sells its products through a diverse distribution network. Additionally, NLBIC underwrites individual term life insurance policies that are 100% ceded to an unaffiliated entity of Allstate through a reinsurance agreement.

On, March 1, 2017, The Company purchased all of the stock of JNFC. See Note 2 for additional information regarding the merger of JNFC with and into the Company, resulting in JNL being the wholly-owned subsidiary acquired.

The following transactions were accounted for as statutory purchases:

(in millions)	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill

Jefferson National Life Insurance Company	3/1/2017	$203	$162	$162	$19	$16	$226	8%

Nationwide Life and Benefits Insurance Company	7/1/2025	$1,072	$844	$844	$802	$42	$1,056	76%

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,117	$33	$-	$15,150	16%

At book value less current surrender charge of 5% or more	3,566	-	-	3,566	4%

At fair value	-	-	68,407	68,407	73%

Total with market value adjustment or at fair value	$18,683	$33	$68,407	$87,123	93%

At book value without adjustment (minimal or no charge or adjustment)	3,416	-	6	3,422	4%

Not subject to discretionary withdrawal	3,065	-	57	3,122	3%

Total, gross	$25,164	$33	$68,470	$93,667	100%

Less: Reinsurance ceded	(81)	-	-	(81)

Total, net	$25,083	$33	$68,470	$93,586

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$615	$-	$-	$615

(As Adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$7,075	$41	$-	$7,116	8%

At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%

At fair value	-	-	64,880	64,880	80%

Total with market value adjustment or at fair value	$9,924	$41	$64,880	$74,845	92%

At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%

Not subject to discretionary withdrawal	2,867	-	56	2,923	4%

Total, gross	$16,237	$41	$64,941	$81,219	100%

Less: Reinsurance ceded	(88)	-	-	(88)

Total, net	$16,149	$41	$64,941	$81,131

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,258	$1,681	$-	$16,939	40%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	20,217	20,217	48%

Total with market value adjustment or at fair value	$15,258	$1,681	$20,217	$37,156	88%

At book value without adjustment (minimal or no charge or adjustment)	3,366	-	-	3,366	8%

Not subject to discretionary withdrawal	1,102	508	2	1,612	4%

Total, gross	$19,726	$2,189	$20,219	$42,134	100%

Less: Reinsurance ceded	(4)	-	-	(4)

Total, net	$19,722	$2,189	$20,219	$42,130

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$16,049	$1,696	$-	$17,745	42%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	19,048	19,048	46%

Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%

At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%

Not subject to discretionary withdrawal	1,175	478	2	1,655	4%

Total, gross	$20,782	$2,174	$19,050	$42,006	100%

Less: Reinsurance ceded	(26)	-	-	(26)

Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	9	-	9	0%

Total with market value adjustment or at fair value	$10	$-	$10	0%

At book value without adjustment (minimal or no charge or adjustment)	833	1	834	19%

Not subject to discretionary withdrawal	3,517	19	3,536	81%

Total, gross	$4,360	$20	$4,380	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,360	$20	$4,380

(As adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	10	-	10	0%

Total with market value adjustment or at fair value	$11	$-	$11	0%

At book value without adjustment (minimal or no charge or adjustment)	836	2	838	17%

Not subject to discretionary withdrawal	4,113	18	4,131	83%

Total, gross	$4,960	$20	$4,980	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,960	$20	$4,980

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	(As adjusted) 2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$44,793	$36,892

Supplemental contracts with life contingencies, net	12	13

Deposit-type contracts	4,360	4,960

Subtotal	$49,165	$41,865

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$90,911	$86,206

Other contract deposit funds	20	20

Subtotal	$90,931	$86,226

Total annuity actuarial reserves and deposit fund liabilities, net	$140,096	$128,091

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,526	2,520	2,699	-	-	-

Universal life with secondary guarantees	519	472	1,286	-	-	-

Indexed universal life with secondary guarantees	486	400	519	-	-	-

Other permanent cash value life insurance	-	1,765	2,225	-	-	-

Variable life	3,533	3,572	3,703	40,177	40,174	40,278

Subtotal	$7,064	$8,779	$10,482	$40,177	$40,174	$40,278

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	119	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	20	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	36	-	-	-

Total, gross	$7,064	$8,779	$10,718	$40,177	$40,174	$40,278

Less: Reinsurance ceded	(7)	(7)	(135)	-	-	-

Total, net	$7,057	$8,772	$10,583	$40,177	$40,174	$40,278

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,560	2,568	2,729	-	-	-

Universal life with secondary guarantees	486	430	1,154	-	-	-

Indexed universal life with secondary guarantees	408	327	438	-	-	-

Other permanent cash value life insurance	-	1,838	2,305	-	-	-

Variable life	3,125	3,166	3,295	35,196	35,192	35,277

Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	127	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	18	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	32	-	-	-

Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277

Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-

Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:

Life insurance, net	$10,477	$9,971

Accidental death benefits, net	1	1

Disability - active lives, net	20	18

Disability - disabled lives, net	54	54

Miscellaneous reserves, net	31	27

Subtotal	$10,583	$10,071

Separate accounts annual statement:

Life insurance[1]	$40,591	$35,585

Subtotal	$40,591	$35,585

Total life insurance actuarial reserves, net	$51,174	$45,656

1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $313 million and $308 million for universal life as of December 31, 2025 and 2024, respectively.

The total direct premium written by managing general agents and third-party administrators was $536 million, $528 million and $451 million as of December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		(As adjusted) December 31, 2024
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$74,756	$-	$70,824	$-
Group annuities	17,164	-	16,203	-
Life insurance	40,806	-	35,783	-
Pension risk transfer group annuities	517	-	482	-
Total	$133,243	$-	$123,292	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2025	$21	$742
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$174	$-	$8,758	$8,932
Reserves
For accounts with assets at:
Fair value	$1,616	$99	$128,987	$130,702
Amortized cost	821	-	-	821
Total reserves[1]	$2,437	$99	$128,987	$131,523
By withdrawal characteristics:
With market value adjustment	$1,616	$99	$-	$1,715
At fair value	-	-	128,902	128,902
At book value without market value adjustment and with current surrender charge less than 5%	313	-	7	320
Subtotal	$1,929	$99	$128,909	$130,937
Not subject to discretionary withdrawal	508	-	78	586
Total reserves[1]	$2,437	$99	$128,987	$131,523

1

The total reserves balance does not equal the liabilities related to separate accounts of $133.2 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.7 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions) (As Adjusted)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,298	$9,798
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$119,288	$121,025
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$119,288	$121,811
By withdrawal characteristics:
With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	119,205	119,205
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$119,212	$121,257
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$119,288	$121,811

1

The total reserves balance does not equal the liabilities related to separate accounts of $123.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2025	(As adjusted) 2024	(As adjusted) 2023
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,932	$9,798	$6,300
Transfers from separate accounts	(12,987)	(12,882)	(9,461)
Net transfers from separate accounts	$(4,055)	$(3,084)	$(3,161)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(698)	(431)	(889)
Fees not included in general account transfers	71	57	41
Other miscellaneous adjustments not included in the general account balance	164	57	284
Net transfers as reported in the statutory statements of operations	$(4,518)	$(3,401)	$(3,725)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(6)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:
Issuer credit obligations:
U.S. Government obligations	$24	$-	$-	$24
Other U.S. Government securities obligations	70	3	-	73
Non-U.S. Sovereign jurisdiction securities	1,251	29	38	1,242
Municipal bonds – general obligations (direct and guaranteed)	516	14	24	506
Municipal bonds – special revenue	3,177	32	307	2,902
Project finance bonds issued by operating entities (unaffiliated)	1,525	17	58	1,484
Corporate bonds (unaffiliated)	31,848	462	1,648	30,662
Mandatory convertible bonds (unaffiliated)	2	-	-	2
Single entity backed obligations (unaffiliated)	446	5	25	426
Bonds issued by funds representing operating entities	65	-	-	65
Bank loans – issued (unaffiliated)	733	4	12	725
Other issuer credit obligations (unaffiliated)	705	9	21	693
Total issuer credit obligations	$40,362	$575	$2,133	$38,804
Asset-backed securities:
Agency residential mortgage-backed securities – guaranteed	16	-	-	16
Agency residential mortgage-backed securities – not/partially guaranteed	699	7	55	651
Non-agency residential mortgage-backed securities (unaffiliated)	1,210	9	26	1,193
Non-agency commercial mortgage-backed securities (unaffiliated)	1,250	2	62	1,190
Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,193	24	7	4,210
Other financial – self-liquidating (unaffiliated)	886	6	-	892
Financial – not self-liquidating equity backed securities (unaffiliated)	932	8	1	939
Other financial – not self-liquidating (unaffiliated)	343	1	28	316
Non-financial – practical expedient lease-backed securities
(unaffiliated)	15	-	-	15
Other non-financial – full analysis (unaffiliated)	587	4	1	590
Total asset-backed securities	$10,131	$61	$180	$10,012
Total bonds	$50,493	$636	$2,313	$48,816
Common stocks unaffiliated	$272	$-	$-	$272
Preferred stocks unaffiliated	26	-	-	26
Total unaffiliated stocks[1]	$298	$-	$-	$298
Total bonds and unaffiliated stocks[1]	$50,791	$636	$2,313	$49,114

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024 (As adjusted)
Bonds:
U.S. Government	$68	$-	$1	$67
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,879	50	257	8,672
Total bonds	$45,802	$273	$3,150	$42,925
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,065	$273	$3,150	$43,188

1

Excludes affiliated common stocks with a carrying value of $5.0 billion and $3.7 billion as of December 31, 2025 and 2024, respectively. Affiliated common stocks include investment in NLAIC, NLBIC and JNL of $3.7 billion, $1.1 billion and $226 million as of December 31, 2025, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$2,127	$2,121
Due after one year through five years	12,502	12,461
Due after five years through ten years	13,550	13,473
Due after ten years through twenty years	12,653	12,199
Due after twenty years	9,661	8,562
Total bonds	$50,493	$48,816

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025
Bonds:
Issuer credit obligations	$2,013	$53	$18,877	$2,141	$20,890	$2,193
Asset-backed securities	970	3	2,007	181	2,977	185
Total bonds	$2,983	$56	$20,884	$2,322	$23,867	$2,378

(As adjusted)
December 31, 2024
Bonds:
U.S. Government	$54	$1	$3	$-	$57	$1
States, territories and possessions	281	10	326	60	606	69
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,375	2,649
Loan-backed and structured securities	359	2	2,177	258	2,537	260
Total bonds	$6,350	$195	$22,500	$3,124	$28,849	$3,318
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,353	$195	$22,501	$3,124	$28,853	$3,318

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities identified as having an other-than-temporary impairment.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company’s amortized cost of mortgage loans were $10.3 billion and $9.6 billion with no allowance for credit losses, respectively.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,772	$140	$3,912	$3,741	$171	$3,912
Industrial	2,533	87	2,620	2,555	65	2,620
Office	822	183	1,005	1,002	3	1,005
Retail	1,896	7	1,903	1,896	7	1,903
Other	238	8	246	201	45	246
Total[1]	$9,261	$425	$9,686	$9,395	$291	$9,686
Weighted average DSC ratio	2.07	1.68	2.05	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	59%	62%

December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

1	Excludes $575 million and $416 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23% and 22%, respectively, in a geographic region in the U.S., no more than 43% and 44%, respectively, in a property type and no more than 2% and 1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 13.0% and 4.5%, respectively, and for those originated or acquired during 2024 were 12.0% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 99% and 89%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $1.6 billion and $1.1 billion as of December 31, 2025 and 2024, respectively. The Company held $295 million and $247 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets were $295 million and $247 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $300 million and $252 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $1.3 billion and $834 million of non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Bonds	$2,206	$2,151	$1,917
Mortgage loans	463	413	357
Other invested assets	474	740	868
Policy loans	47	46	43
Derivative instruments[1]	35	39	24
Other	122	83	62
Gross investment income	$3,347	$3,472	$3,271
Investment expenses	(146)	(143)	(135)
Net investment income	$3,201	$3,329	$3,136

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $790 million and $699 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital losses on sales and maturities	$(23)	$(47)	$(37)
Net realized derivative losses	(367)	(445)	(378)
Other-than-temporary impairments and other	(11)	(36)	(21)
Total net realized capital losses	$(401)	$(528)	$(436)
Tax expense (benefit) on net losses	19	1	(4)
Net realized capital (losses), net of tax	$(420)	$(529)	$(432)
Less: Net realized capital losses transferred to the IMR	(32)	(53)	(30)
Net realized capital losses, net of tax and transfers to the IMR	$(388)	$(476)	$(402)

For the year ended December 31, 2025, gross realized gains and gross realized losses on sales of bonds were $3 million and $15 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales and of bonds were $25 million and $64 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $2.4 billion and $1.3 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there were $941 million and $267 million of commitments to purchase private placement bonds, respectively. There were $347 million and $434 million of outstanding commitments to fund mortgage loans as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025 and 2024.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$295	$247
Federal Home Loan Bank capital stock	155	182
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	5,392	5,442
Pledged as collateral not captured in other categories	293	298
Assets held under modified coinsurance reinsurance agreements	442	435
Assets held under funds withheld reinsurance agreements	1,229	1,199
Other restricted assets	3	3
Total restricted assets	$7,809	$7,807

1	Excludes $1.3 billion and $834 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2025
Interest rate swaps	$1,471	$-	$-	$-	$-
Options	282	3	8	-	-
Cross currency swaps	2,178	1	111	(66)	-
Futures	2,128	-	-	-	-
Total derivatives[1]	$6,059	$4	$119	$(66)	$-

December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-	-
Total derivatives[1]	$6,879	$188	$192	$(11)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $966 million and $717 million of cash collateral and held $135 million and $125 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $35 million and $10 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $219 million and $229 million as of December 31, 2025 and 2024, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
(in millions)	2025	December 31, 2024	2023	2025	December 31, 2024	2023
Cross currency swaps	$-	$1	$-	$(169)	$78	$(43)
Futures	(392)	(446)	(378)	(35)	131	(173)
Total return swaps	25	-	-	(16)	16	-
Total	$(367)	$(445)	$(378)	$(220)	$225	$(216)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Issuer credit obligations	$-	$6	$-	$-	$6
Asset-backed securities	-	10	-	-	10
Total bonds	$-	$16	$-	$-	$16
Common stocks unaffiliated	79	155	-	38	272
Preferred stocks unaffiliated	-	18	8	-	26
Separate account assets	120,562	1,624	25	9,674	131,885
Assets at fair value	$120,641	$1,813	$33	$9,712	$132,199

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2025:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2024	$-	$10	$35	$45
Net gains (losses):
In net income	5	-	-	5
In surplus	-	1	(5)	(4)
Purchases	-	3	-	3
Sales	(5)	(6)	(5)	(16)
Balance as of December 31, 2025	$-	$8	$25	$33

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions) (As adjusted)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,593	1,558	35	7,927	122,113
Assets at fair value	$112,632	$1,799	$45	$7,927	$122,403

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$-	$7	$51	$58
Net gains (losses):
In surplus	-	(1)	5	4
Purchases	-	4	-	4
Sales	-	-	(21)	(21)
Balance as of December 31, 2024	$-	$10	$35	$45

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value

(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$24	$30,310	$8,464	$-	$38,798	$40,357
Asset-backed securities	-	7,436	2,566	-	10,002	10,120
Total bonds	$24	$37,746	$11,030	$-	$48,800	$50,477
Mortgage loans, net of allowance	-	-	9,414	-	9,414	10,261
Policy loans	-	-	1,044	-	1,044	1,044
Derivative assets	-	111	8	-	119	85
Cash, cash equivalents and short-term investments	230	2,795	74	-	3,099	3,099
Securities lending collateral assets	294	-	-	-	294	294
Other invested assets	-	88	154	88	330	335
Separate account assets	-	683	646	-	1,329	1,359
Total assets	$548	$41,423	$22,370	$88	$64,429	$66,954
Liabilities:
Investment contracts	$-	$-	$3,003	$-	$3,003	$3,003
Derivative liabilities	-	66	-	-	66	81
Total liabilities	$-	$66	$3,003	$-	$3,069	$3,084

(As adjusted)
December 31, 2024
Assets:
Bonds	$67	$36,104	$6,743	$-	$42,914	$45,791
Mortgage loans, net of allowance	-	-	8,446	-	8,446	9,619
Policy loans	-	-	1,038	-	1,038	1,038
Derivative assets	-	172	4	-	176	178
Cash, cash equivalents and short-term investments	(61)	1,753	-	-	1,692	1,692
Securities lending collateral assets	247	-	-	-	247	247
Separate account assets	37	749	352	-	1,138	1,179
Total assets	$290	$38,778	$16,583	$-	$55,651	$59,744
Liabilities:
Investment contracts	$-	$-	$3,306	$-	$3,306	$3,605
Derivative liabilities	-	11	-	-	11	6
Total liabilities	$-	$11	$3,306	$-	$3,317	$3,611

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(9)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Total gross deferred tax assets	$1,175	$6	$1,181
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$1,175	$6	$1,181
Less: Deferred tax assets nonadmitted	(139)	-	(139)
Net admitted deferred tax assets	$1,036	$6	$1,042
Less: Deferred tax liabilities	(59)	(45)	(104)
Net admitted deferred tax assets	$977	$(39)	$938

(in millions) (As adjusted)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$951	$4	$955
Statutory valuation allowance adjustment	(1)	-	(1)
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$1,181	$954	$227
Total deferred tax liabilities	(104)	(125)	21
Net deferred tax assets	$1,077	$829	$248
Less: Tax effect of unrealized gains and losses			(26)
Change in deferred income tax			$274

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	934	3	937
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	102	2	104
Admitted deferred tax assets	$1,036	$6	$1,042

(in millions)	Ordinary	December 31, 2024 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $1.7 billion and $1.8 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.6 billion and $11.8 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 973% and 1,108% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	Ordinary	December 31, 2025 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.57%	0.00%	25.57%

	Ordinary	December 31, 2024 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2025 and 2024.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
	(As adjusted)
(in millions)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$368	$244	$124
Investments	99	114	(15)
Deferred acquisition costs	411	351	60
Tax credit carry-forward	239	180	59
Other	58	62	(4)
Subtotal	$1,175	$951	$224
Statutory valuation allowance adjustment	$-	$(1)	$1
Nonadmitted	(139)	(169)	30
Admitted ordinary deferred tax assets	$1,036	$781	$255
Capital:
Investments	6	4	2
Subtotal	$6	$4	$2
Admitted capital deferred tax assets	$6	$4	$2
Admitted deferred tax assets	$1,042	$785	$257

Deferred tax liabilities
Ordinary:
Investments	$(33)	$(70)	$37
Future policy benefits and claims	(7)	(15)	8
Other	(19)	(18)	(1)
Subtotal	$(59)	$(103)	$44
Capital:
Investments	(45)	(22)	(23)
Subtotal	$(45)	$(22)	$(23)
Deferred tax liabilities	$(104)	$(125)	$21
Net deferred tax assets	$938	$660	$278

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2025. JNLNY had a valuation allowance of $1 million as of December 31, 2024. Upon the effective date of JNLNY’s statutory merger into NLIC on July 1, 2025, this valuation allowance was released, as it is more likely than not that the Company will generate sufficient taxable income to realize all of JNLNY’s deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
	(As adjusted)		(As adjusted)
(in millions)	2025	2024	2023
Current income tax expense	$84	$69	$104
Change in deferred income tax (without tax on unrealized gains and losses)	(274)	(29)	(132)
Total income tax (benefit) expense reported	$(190)	$40	$(28)

Income before income and capital gains taxes	$767	$1,219	$1,054
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$161	$256	$221
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(156)	(172)	(211)
Tax credits	(201)	(45)	(45)
Other	6	1	7
Total income tax (benefit) expense reported	$(190)	$40	$(28)

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes tax credit carry-forwards available as of December 31, 2025:

(in millions)	Amount	Origination	Expiration
Business credits	$23	2022	2042
Business credits	$24	2023	2043
Business credits	$24	2024	2044
Business credits	$168	2025	2045

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company
Nationwide Affinity Insurance Company of America	Scottsdale Indemnity Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Insurance Company
Nationwide Agribusiness Insurance Company	Scottsdale Surplus Lines Insurance Company
Nationwide Assurance Company	Titan Insurance Company
Nationwide Cash Management Company	Titan Insurance Services, Inc.
Nationwide Corporation	Veterinary Pet Insurance Company
Nationwide Financial Assignment Company	Victoria Fire & Casualty Company
Nationwide Financial General Agency, Inc.	Victoria Select Insurance Company
VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(10)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2025 and 2024.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2025 and 2024.

The amount of interest paid on short-term debt was immaterial in 2025, 2024 and 2023.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $133 million and $160 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.0 billion and $3.6 billion as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amount of aggregate advances from the FHLB were $3.6 billion for the years ended December 31, 2025 and 2024.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.6% of total admitted assets) and fair value of $4.9 billion (2.3% of total admitted assets) as of December 31, 2025 and carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion (2.5% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $5.0 billion for the year ended December 31, 2025, and a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(11)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)

Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2025
12/19/2001	7.50%	$300	$300	$22	$540	$-	12/31/2031
6/27/2002	8.15%	300	300	25	570	-	6/27/2032
12/23/2003	6.75%	100	100	7	146	-	12/23/2033
12/20/2019	4.21%	400	400	17	101	-	12/19/2059
Total		$1,100	$1,100	$71	$1,357	$-

December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(12)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2025, 2024 and 2023 included premiums of $656 million, $643 million and $635 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $18 million, $23 million, and $73 million respectively, net investment earnings on funds withheld assets of $47 million, $43 million and $55 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million in each year. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion in each year. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $40 million and $46 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $129 million and $116 million as of December 31, 2025 and 2024, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $386 million, $354 million and $307 million for the years ended December 31, 2025, 2024 and 2023, respectively, while benefits, claims and expenses ceded were $386 million, $341 million and $301 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of 2025 and 2024, respectively, and amounts payable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums assumed under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $218 million and $252 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(13)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $19 million and $40 million as of December 31, 2025 and 2024, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $52 million and $56 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $303 million, $277 million and $245 million for the years ended December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2025 and 2024. Total revenues from these contracts were $118 million, $117 million and $125 million for the years ended December 31, 2025, 2024 and 2023, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $73 million, $76 million and $84 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2025, 2024 and 2023 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $67.1 billion and $65.4 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company $249 million, $246 million and $234 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $1.0 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.3 billion and $938 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2025, 2024 and 2023 were $52 million, $53 million and $63 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2025 and 2024, the Company had $267 million and $286 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2025 and 2024, the Company received capital contributions of $75 million and $100 million, respectively, from NFS. During 2026, the Company received an additional capital contribution of $13 million from NFS as of the subsequent event date.

During 2025 and 2024, the Company paid capital contributions to NLAIC of $400 million. During 2026, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

On July 1, 2025, the Company received a dividend distribution from JNL that was declared on June 4, 2025. The distribution, which was recorded at a cost of $8 million, consisted of the outstanding common stock of JNLNY.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2025, the Company made a surplus contribution to Eagle of $40 million. During 2024, the Company made no surplus contributions to Eagle. During 2025 and 2024 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2026, the Company received a dividend distribution of $150 million that was declared on December 31, 2025. The dividend receivable was recorded in investment income due and accrued as of December 31, 2025. On November 10, 2025, the Company received a dividend distribution of $106 million that was declared on September 30, 2025. On August 8, 2025, the Company received a total distribution of $314 million that was declared on June 30, 2025 and consisted of a return of contributed surplus of $40 million and a dividend of $274 million. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million.

As of December 31, 2025, the Company and NLAIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL, an affiliate. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. During 2026, additional draws increased the outstanding balance to $1.3 billion as of the subsequent event date. As of December 31, 2024, the Company had a $850 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $850 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding balance of $706 million from the Company.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $207 million and $325 million as of December 31, 2025 and 2024, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(14)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2025 and 2024.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(15)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $13.3 billion and statutory net income for 2025 was $683 million. As of January 1, 2026, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I   Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions)	Column A	Column B	Column C	Column D

				Amount at which is
				shown in the statutory
				statements of admitted
				assets, liabilities, capital
	Type of investment	Cost	Fair value	and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations		$24	$24	$24

U.S. government and agencies		70	73	70

Obligations of states and political subdivisions		3,271	3,043	3,271

Foreign governments		1,056	1,045	1,057

Public utilities		5,414	5,167	5,416

All other corporate, mortgage-backed and asset-backed securities		40,670	39,464	40,655

Total fixed maturities		$50,505	$48,816	$50,493

Equity securities:

Common Stocks:

Banks, trust and insurance companies		29	44	44

Industrial, miscellaneous and all other		225	228	228

Nonredeemable preferred stocks		22	26	26

Total equity securities[1]		$276	$298	$298

Mortgage loans		10,261		10,261

Cash, cash equivalents and short-term investments		3,099		3,099

Policy loans		1,045		1,044

Other long-term investments[2]		3,646		3,645

Total invested assets		$68,832		$68,840

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $5.0 billion are excluded.

2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $437 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV   Reinsurance

As of December 31, 2025, 2024 and 2023 and each of the years then ended:

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net

2025

Life insurance in force	$163,418	$(25,085)	$511	$138,844	0.4%

Premiums:

Life Insurance	$3,213	$(144)	$18	$3,087	0.6%

Accident and health insurance	537	(546)	9	-	0.0%

Total	$3,750	$(690)	$27	$3,087	0.9%

2024

Life insurance in force	$153,575	$(24,712)	$557	$129,420	0.4%

Premiums:

Life Insurance	$3,977	$(140)	$11	$3,848	0.3%

Accident and health insurance	531	(540)	9	-	0.0%

Total	$4,508	$(680)	$20	$3,848	0.5%

2023

Life insurance in force	$147,725	$(26,722)	$579	$121,582	0.5%

Premiums:

Life Insurance	$2,931	$(143)	$12	$2,800	0.4%

Accident and health insurance	457	(465)	9	-	0.0%

Total	$3,388	$(608)	$21	$2,800	0.8%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V   Valuation and Qualifying Accounts

Years ended December 31, 2025, 2024 and 2023:

(in millions)

Column A	Column B	Column C	Column D	Column E

	Balance at the
	beginning of	Charged to costs		Balance at end
Description	period	and expenses	Deductions[1]	of period

2025

Valuation allowances - mortgage loans	$-	$-	$-	$-

Valuation allowances - net deferred tax assets	$1	$(1)	$-	$-

(As Adjusted) 2024

Valuation allowances - mortgage loans	$2	$-	$(2)	$-

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

(As Adjusted) 2023

Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

1	Amounts generally represent recoveries, payoffs and sales.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.